UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21774

First Trust Exchange-Traded Fund
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)

Registrant's telephone number, including area code: (630) 765-8000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

(a)	The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Semi-Annual Report
For the Six Months Ended
June 30, 2023

First Trust Exchange-Traded Fund
Book 1

First Trust Dow Jones Select MicroCap Index Fund (FDM)
First Trust Morningstar Dividend Leaders Index Fund (FDL)
First Trust US Equity Opportunities ETF (FPX)
First Trust NYSE® Arca® Biotechnology Index Fund (FBT)
First Trust Dow Jones Internet Index Fund (FDN)
First Trust Capital Strength ETF (FTCS)
First Trust Value Line® Dividend Index Fund (FVD)

First Trust Exchange-Traded Fund
Semi-Annual Report
June 30, 2023

Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Funds.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund’s performance and investment approach.
By reading the market overview by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund’s performance compared to that of relevant market benchmarks.
It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that:informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

Shareholder Letter
First Trust Exchange-Traded Fund
Semi-Annual Letter from the Chairman and CEO
June 30, 2023
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for certain series of the First Trust Exchange-Traded Fund (the “Funds”), which contains detailed information about the Funds for the six months ended June 30, 2023.
One economic topic that continues to dominate headlines is whether the Federal Reserve (the “Fed”) will be able to pull off a “soft landing” for the U.S. economy, raising interest rates just high enough to curb inflation, but not so high that they stunt economic growth and cause a recession. Historically, soft landings are exceedingly rare. Over the past 60 years, the Fed has only been able to orchestrate this phenomenon once. This occurred between February 1994 and February 1995 when the Fed doubled the Federal Funds target rate (upper bound), raising it from 3.0% to 6.0%. For comparative purposes, the Federal Funds target rate (upper bound) stood at 5.25% on June 30, 2023, a full 500 basis points above its most recent low of 0.25% on March 15, 2022. Inflation, as measured by the rate of change in the Consumer Price Index (“CPI”), appears to be declining. The CPI stood at 3.0% on June 30, 2023, substantially lower than its most recent peak of 9.1% on June 30, 2022. Despite the Fed’s tighter monetary policy, the U.S. economy continues to show resilience, with gross domestic product (“GDP”) growing in each of the past three quarters.
I am continually amazed by the efficiencies that technological advances can have on production. Take, for example, the recent interest in artificial intelligence (“AI”). The U.S. Census Bureau reported that construction spending by manufacturers in the U.S. has more than doubled in the past year, reaching an annual rate of nearly $190 billion in April 2023, according to Bloomberg. Manufacturing now accounts for close to 13% of all non-government construction, its highest share on record. A portion of the growth in U.S. manufacturing is due to the CHIPS and Science Act, which provided nearly $280 billion in funding to boost domestic research and manufacturing of semiconductors in the U.S. We have also seen the excitement regarding developments in AI drive the S&P 500® Index (the “Index”) higher this year. Year-to-date through June 30, 2023, the Index posted a total return of 16.89%. When the stock market increases by 20% or more from its most recent low, it is often referred to as a “bull market.” On June 8, 2023, the Index closed at 4,293.93, 20.04% above its most recent low of 3,577.03 (which occurred on October 12, 2022).
The U.S. economy has been resilient, posting positive changes to GDP even as monetary policy tightened significantly. That said, there are also economic indicators that point to the potential for weakness over the coming quarters. The Conference Board, a non-profit business membership and research group organization, reported that its Leading Economic Index, which is composed of 10 economic indicators whose changes tend to precede changes in the overall economy, fell by 0.7% to a reading of 106.1 in June 2023, according to Reuters. The result represents the fifteenth consecutive monthly decline in the index, the longest streak of month-over-month decreases since just before the financial crisis in 2007. From our perspective, even if the Fed can pull off a soft landing, it is likely to be a very bumpy ride.
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Funds again in six months.
Sincerely,

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Market Overview
First Trust Exchange-Traded Fund
Semi-Annual Report
June 30, 2023
Robert F. Carey, CFA
Senior Vice President and Chief Market Strategist
First Trust Advisors L.P.
Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has more than 30 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst (“CFA”) designation. He is a graduate of the University of Illinois at Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service and Registered Rep.
State of the Economy/Investing
As we head into the second half of 2023, a hot topic of discussion appears to be whether the Federal Reserve (the “Fed”) will resume interest rate hikes at their upcoming meeting on July 26, 2023. Central to this discussion is the pace of inflation. Inflation, as measured by the trailing 12-month rate of change in the Consumer Price Index, stood at 3.0% on June 30, 2023, a significant decline from its high of 9.1% where it stood on June 30, 2022 (the year prior), according to the U.S. Bureau of Labor Statistics. In what is known as a “soft landing,” the Fed intends to tighten monetary policy just enough to reduce inflation to 2.0%, but not so much that they cause a retraction in economic growth.
The latest growth forecast from the International Monetary Fund (“IMF”) released in July 2023 sees U.S. real gross domestic product (“GDP”) rising by 1.8% in 2023, up from its April 2023 estimate of 1.6%. The IMF notes that July’s upwardly revised real GDP reflects resilient consumer consumption in the first quarter of 2023, a trend they are quick to note is not likely to last. The IMF estimates that in 2024, U.S. real GDP could fall to just 1.0%. Overall, Advanced Economies are projected to register a 1.5% growth rate in 2023, before declining to 1.4% in 2024. Emerging Market and Developing Economies are projected to grow faster than Advanced Economies. The IMF estimates their growth rate to register 4.0% and 4.1% in 2023 and 2024, respectively.
U.S. Stocks and Bonds
The major U.S. stock indices delivered positive results over the past six months. The S&P 500®, S&P MidCap 400® and S&P SmallCap 600® Indices posted total returns of 16.89%, 8.84% and 6.03%, respectively, for the six-month period ended June 30, 2023. Seven of the eleven major sectors that comprise the S&P 500® Index were up on a total return basis. The top performer was the Information Technology sector, which was up 42.77%, while the worst showing came from the Utilities sector, which was down 5.69%.
Results were also positive in the U.S. bond market over the period. The top performing major debt group we track was long-term municipal bonds. The Bloomberg Municipal Bond:Long Bond (22+) Index posted a total return of 4.96% for the six-month period ended June 30, 2023. The worst-performing U.S. debt group that we track was intermediate U.S. Treasuries. The Bloomberg U.S. Treasury:Intermediate Index posted a total return of 1.10%. The yield on the benchmark 10-Year Treasury Note (“T-Note”) fell by just 4 basis points in the period to close at 3.84% on June 30, 2023, according to Bloomberg. For comparative purposes, the average yield on the 10-Year T-Note was 2.90% for the 10-year period ended June 30, 2023.
Foreign Stocks and Bonds
The broader foreign stock indices posted positive total returns over the past six months. Between December 30, 2022, and June 30, 2023, the MSCI World ex USA and MSCI Emerging Markets equity indices posted total returns of 11.29% (USD) and 4.89% (USD), respectively, according to Bloomberg. The major foreign bond indices were also up over the same period. The Bloomberg Global Aggregate Index of higher quality debt posted a total return of 1.43% (USD), while the Bloomberg EM Hard Currency Aggregate Index of emerging markets debt increased by 3.55% (USD), according to Bloomberg. The U.S. Dollar fell by just 0.59% over the past six months against a basket of major currencies, as measured by the U.S. Dollar Index.

Fund Performance Overview (Unaudited)
First Trust Dow Jones Select MicroCap Index Fund (FDM)
The First Trust Dow Jones Select MicroCap Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Dow Jones Select MicroCap IndexSM (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the securities that comprise the Index. The Index is designed to measure the performance of micro-cap stocks issued by U.S. companies that are comparatively liquid and have strong fundamentals relative to the micro-cap segment as a whole. The Index is rebalanced quarterly and reconstituted annually and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Fund’s shares are listed for trading on the NYSE Arca, Inc. (“NYSE Arca”). The first day of secondary market trading in shares of the Fund was September 30, 2005.

Performance
			Average Annual Total Returns			Cumulative Total Returns
	6 Months Ended 6/30/23	1 Year Ended 6/30/23	5 Years Ended 6/30/23	10 Years Ended 6/30/23	Inception (9/27/05) to 6/30/23	5 Years Ended 6/30/23	10 Years Ended 6/30/23	Inception (9/27/05) to 6/30/23
Fund Performance
NAV	2.49%	9.33%	3.74%	9.32%	7.18%	20.13%	143.84%	242.71%
Market Price	2.51%	9.36%	3.70%	9.35%	7.18%	19.93%	144.46%	242.44%
Index Performance
Dow Jones Select MicroCap IndexSM	2.77%	10.04%	4.52%	10.06%	7.92%	24.73%	160.73%	286.92%
Russell 2000® Index	8.09%	12.31%	4.21%	8.26%	7.55%	22.89%	121.06%	264.33%
Russell 3000® Index	16.17%	18.95%	11.39%	12.34%	9.58%	71.49%	220.10%	407.72%
(See Notes to Fund Performance Overview on page 18.)

Sector Allocation	% of Total Long-Term Investments
Financials	28.2%
Consumer Discretionary	19.8
Industrials	19.0
Energy	8.3
Information Technology	6.4
Materials	5.0
Real Estate	3.6
Health Care	3.5
Communication Services	3.1
Consumer Staples	2.5
Utilities	0.6
Total	100.0%

Top Ten Holdings	% of Total Long-Term Investments
Sitio Royalties Corp., Class A	3.7%
Modine Manufacturing Co.	3.0
John B Sanfilippo & Son, Inc.	1.8
National Western Life Group, Inc., Class A	1.7
Thermon Group Holdings, Inc.	1.5
Beazer Homes USA, Inc.	1.4
Dorian LPG Ltd.	1.4
PubMatic, Inc., Class A	1.4
Collegium Pharmaceutical, Inc.	1.3
Chuy’s Holdings, Inc.	1.3
Total	18.5%

Dow Jones Select MicroCap IndexSM (“Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by First Trust. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product nor do they have any liability for any errors, omissions, or interruptions of the Index.

Fund Performance Overview (Unaudited) (Continued)
First Trust Dow Jones Select MicroCap Index Fund (FDM) (Continued)

Performance of a $10,000 Initial Investment
December 31, 2012 - June 30, 2023

$40,000
$30,000
$20,000
$10,000
$0
12/31/12
6/30/13
12/31/13
6/30/14
12/31/14
6/30/15
12/31/15
6/30/16
12/31/16
6/30/17
12/31/17
6/30/18
12/31/18
6/30/19
12/31/19
6/30/20
12/31/20
6/30/21
12/31/21
6/30/22
12/31/22
6/30/23
$36,510
$30,398
$28,344
$25,613
First Trust Dow Jones Select MicroCap Index Fund
Dow Jones Select MicroCap IndexSM
Russell 2000® Index
Russell 3000® Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Morningstar Dividend Leaders Index Fund (FDL)
The First Trust Morningstar Dividend Leaders Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Morningstar® Dividend Leaders IndexSM (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the securities that comprise the Index. The Index is designed to measure the performance of the 100 highest-yielding stocks that have a consistent record of dividend payment and have the ability to sustain their dividend payments. The securities comprising the Morningstar® US Market IndexSM serve as the Fund’s selection universe. The Index is rebalanced quarterly and reconstituted annually and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Fund’s shares are listed for trading on the NYSE Arca. The first day of secondary market trading in shares of the Fund was March 15, 2006.

Performance
			Average Annual Total Returns			Cumulative Total Returns
	6 Months Ended 6/30/23	1 Year Ended 6/30/23	5 Years Ended 6/30/23	10 Years Ended 6/30/23	Inception (3/9/06) to 6/30/23	5 Years Ended 6/30/23	10 Years Ended 6/30/23	Inception (3/9/06) to 6/30/23
Fund Performance
NAV	-4.80%	1.19%	7.96%	9.12%	7.20%	46.68%	139.46%	233.03%
Market Price	-4.82%	1.07%	7.89%	9.13%	7.19%	46.18%	139.61%	232.82%
Index Performance
Morningstar® Dividend Leaders IndexSM	-4.56%	1.61%	8.52%	9.68%	7.74%	50.51%	151.92%	263.22%
S&P 500® Index	16.89%	19.59%	12.31%	12.86%	9.68%	78.66%	235.35%	394.88%
Russell 1000® Value Index	5.12%	11.54%	8.11%	9.22%	7.31%	47.66%	141.55%	239.20%
(See Notes to Fund Performance Overview on page 18.)

Sector Allocation	% of Total Long-Term Investments
Financials	22.0%
Energy	17.6
Health Care	15.0
Consumer Staples	12.9
Utilities	9.3
Communication Services	9.1
Information Technology	4.8
Consumer Discretionary	4.1
Industrials	2.8
Materials	2.4
Total	100.0%

Top Ten Holdings	% of Total Long-Term Investments
Verizon Communications, Inc.	9.1%
Chevron Corp.	8.3
AbbVie, Inc.	8.2
Pfizer, Inc.	6.9
Philip Morris International, Inc.	6.6
Altria Group, Inc.	5.3
International Business Machines Corp.	4.7
Citigroup, Inc.	3.0
3M Co.	2.6
Pioneer Natural Resources Co.	2.5
Total	57.2%

Morningstar® and Morningstar® Dividend Leaders IndexSM are registered trademarks and service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use by First Trust on behalf of the Fund. The Fund is not sponsored, endorsed, issued, sold or promoted by Morningstar and Morningstar makes no representation regarding the advisability of investing in the Fund.

Fund Performance Overview (Unaudited) (Continued)
First Trust Morningstar Dividend Leaders Index Fund (FDL) (Continued)

Performance of a $10,000 Initial Investment
December 31, 2012 - June 30, 2023

$40,000
$30,000
$20,000
$10,000
$0
$38,169
$28,786
$27,998
$27,286
12/31/12
6/30/13
12/31/13
6/30/14
12/31/14
6/30/15
12/31/15
6/30/16
12/31/16
6/30/17
12/31/17
6/30/18
12/31/18
6/30/19
12/31/19
6/30/20
12/31/20
6/30/21
12/31/21
6/30/22
12/31/22
6/30/23
First Trust Morningstar Dividend Leaders Index Fund
Morningstar® Dividend Leaders Index℠
S&P 500® Index
Russell 1000® Value Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust US Equity Opportunities ETF (FPX)
The First Trust US Equity Opportunities ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the IPOX®-100 U.S. Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the securities that comprise the Index. The Index seeks to measure the performance of the equity securities of the 100 typically largest and most liquid initial public offerings (“IPOs”) (including spin-offs and equity carve-outs) of U.S. companies. The Index is rebalanced and reconstituted quarterly and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Fund’s shares are listed for trading on the NYSE Arca. The first day of secondary market trading in shares of the Fund was April 13, 2006.

Performance
			Average Annual Total Returns			Cumulative Total Returns
	6 Months Ended 6/30/23	1 Year Ended 6/30/23	5 Years Ended 6/30/23	10 Years Ended 6/30/23	Inception (4/12/06) to 6/30/23	5 Years Ended 6/30/23	10 Years Ended 6/30/23	Inception (4/12/06) to 6/30/23
Fund Performance
NAV	12.18%	8.42%	4.89%	10.12%	9.83%	26.99%	162.32%	402.22%
Market Price	12.30%	8.35%	4.87%	10.12%	9.82%	26.82%	162.20%	402.01%
Index Performance
IPOX®-100 U.S. Index	12.52%	8.98%	5.39%	10.69%	10.44%	30.02%	176.16%	452.58%
S&P 500® Index	16.89%	19.59%	12.31%	12.86%	9.65%	78.66%	235.35%	388.11%
Russell 3000® Index	16.17%	18.95%	11.39%	12.34%	9.40%	71.49%	220.10%	369.95%
(See Notes to Fund Performance Overview on page 18.)

Sector Allocation	% of Total Long-Term Investments
Industrials	30.7%
Information Technology	25.4
Consumer Discretionary	14.3
Health Care	11.6
Communication Services	5.9
Financials	4.5
Utilities	3.2
Energy	1.9
Consumer Staples	1.7
Real Estate	0.7
Materials	0.1
Total	100.0%

Top Ten Holdings	% of Total Long-Term Investments
Uber Technologies, Inc.	9.2%
ON Semiconductor Corp.	7.7
Carrier Global Corp.	6.3
Otis Worldwide Corp.	5.6
Airbnb, Inc., Class A	5.6
GE HealthCare Technologies, Inc.	3.9
Samsara, Inc., Class A	3.7
Symbotic, Inc.	3.5
Warner Bros Discovery, Inc.	3.2
Bentley Systems, Inc., Class B	2.6
Total	51.3%

IPOX® and IPOX®-100 U.S. Index are registered international trademarks and service marks of IPOX® Schuster LLC (“IPOX”) and have been licensed for use by First Trust. The Fund is not sponsored, endorsed, sold or promoted by IPOX, and IPOX makes no representation regarding the advisability of trading in such Fund.

Fund Performance Overview (Unaudited) (Continued)
First Trust US Equity Opportunities ETF (FPX) (Continued)

Performance of a $10,000 Initial Investment
December 31, 2012 - June 30, 2023

$50,000
$40,000
$30,000
$20,000
$10,000
$0
$38,169
$36,510
$32,333
$30,635
12/31/12
6/30/13
12/31/13
6/30/14
12/31/14
6/30/15
12/31/15
6/30/16
12/31/16
6/30/17
12/31/17
6/30/18
12/31/18
6/30/19
12/31/19
6/30/20
12/31/20
6/30/21
12/31/21
6/30/22
12/31/22
6/30/23
First Trust US Equity Opportunities ETF
IPOX®-100 U.S. Index
S&P 500® Index
Russell 3000® Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust NYSE® Arca® Biotechnology Index Fund (FBT)
The First Trust NYSE® Arca® Biotechnology Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the NYSE® Arca® Biotechnology Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the securities that comprise the Index. The Index is an equal-dollar weighted index designed to measure the performance of a cross section of small, mid and large capitalization companies in the biotechnology industry that are primarily involved in the use of biological processes to develop products or provide services. Such processes include, but are not limited to, recombinant DNA technology, molecular biology, genetic engineering, monoclonal antibody-based technology, lipid/liposome technology and genomics. The Index is rebalanced and reconstituted quarterly and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Fund’s shares are listed for trading on the NYSE Arca. The first day of secondary market trading in shares of the Fund was June 23, 2006.

Performance
			Average Annual Total Returns			Cumulative Total Returns
	6 Months Ended 6/30/23	1 Year Ended 6/30/23	5 Years Ended 6/30/23	10 Years Ended 6/30/23	Inception (6/19/06) to 6/30/23	5 Years Ended 6/30/23	10 Years Ended 6/30/23	Inception (6/19/06) to 6/30/23
Fund Performance
NAV	-1.24%	12.53%	1.73%	10.15%	12.76%	8.96%	162.94%	673.39%
Market Price	-1.07%	12.66%	1.76%	10.16%	12.77%	9.10%	163.14%	674.35%
Index Performance
NYSE® Arca® Biotechnology Index	-0.94%	13.21%	2.22%	10.65%	13.35%	11.60%	175.01%	744.40%
S&P Composite 1500® Health Care Index	-1.18%	5.20%	11.28%	12.82%	11.36%	70.63%	234.05%	524.78%
Nasdaq® Biotechnology Index	-2.81%	9.61%	4.08%	9.00%	11.15%	22.11%	136.76%	504.67%
S&P 500® Index	16.89%	19.59%	12.31%	12.86%	9.98%	78.66%	235.35%	405.24%
(See Notes to Fund Performance Overview on page 18.)

Source ICE Data Indices, LLC, is used with permission. “NYSE®” is a service/trade mark of ICE Data Indices, LLC or its affiliates. This trademark has been licensed, along with the NYSE® Arca® Biotechnology Index (the “Index”) for use by First Trust Portfolios L.P. in connection with the First Trust NYSE® Arca® Biotechnology Index Fund (the “Product”). Neither First Trust Portfolios L.P., First Trust Exchange-Traded Fund (the “Trust”) nor the Product, as applicable, is sponsored, endorsed, sold or promoted by ICE Data Indices, LLC, its affiliates or its Third Party Suppliers (“ICE Data and its Suppliers”). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in securities generally, in the Product particularly, the Trust or the ability of the Index to track general market performance. Past performance of an Index is not an indicator of or a guarantee of future results.
ICE DATA AND ITS SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS, EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY INFORMATION INCLUDED IN, RELATED TO, OR DERIVED THEREFROM (“INDEX DATA”). ICE DATA AND ITS SUPPLIERS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES AND THE INDEX DATA, WHICH ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK.

Fund Performance Overview (Unaudited) (Continued)
First Trust NYSE® Arca® Biotechnology Index Fund (FBT) (Continued)

Industry Allocation	% of Total Long-Term Investments
Biotechnology	80.0%
Life Sciences Tools & Services	20.0
Total	100.0%

Top Ten Holdings	% of Total Long-Term Investments
Exact Sciences Corp.	4.8%
Agios Pharmaceuticals, Inc.	4.3
Grifols S.A.	4.2
ACADIA Pharmaceuticals, Inc.	4.1
IQVIA Holdings, Inc.	3.8
Ionis Pharmaceuticals, Inc.	3.8
Ultragenyx Pharmaceutical, Inc.	3.7
Alkermes PLC	3.7
Vertex Pharmaceuticals, Inc.	3.6
Charles River Laboratories International, Inc.	3.6
Total	39.6%

Performance of a $10,000 Initial Investment
December 31, 2012 - June 30, 2023
$50,000
$40,000
$30,000
$20,000
$10,000
$0
$40,290
$38,169
$34,791
$33,191
$30,039
12/31/12
6/30/13
12/31/13
6/30/14
12/31/14
6/30/15
12/31/15
6/30/16
12/31/16
6/30/17
12/31/17
6/30/18
12/31/18
6/30/19
12/31/19
6/30/20
12/31/20
6/30/21
12/31/21
6/30/22
12/31/22
6/30/23
First Trust NYSE® Arca® Biotechnology Index Fund
NYSE® Arca® Biotechnology Index
Nasdaq® Biotechnology Index
S&P 500® Index
S&P Composite 1500® Health Care Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Dow Jones Internet Index Fund (FDN)
The First Trust Dow Jones Internet Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Dow Jones Internet Composite IndexSM (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the securities that comprise the Index. The Index is designed to measure the performance of the largest and most actively traded securities issued by U.S. companies in the Internet industry. The Index is rebalanced and reconstituted quarterly and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Fund’s shares are listed for trading on the NYSE Arca. The first day of secondary market trading in shares of the Fund was June 23, 2006.

Performance
			Average Annual Total Returns			Cumulative Total Returns
	6 Months Ended 6/30/23	1 Year Ended 6/30/23	5 Years Ended 6/30/23	10 Years Ended 6/30/23	Inception (6/19/06) to 6/30/23	5 Years Ended 6/30/23	10 Years Ended 6/30/23	Inception (6/19/06) to 6/30/23
Fund Performance
NAV	32.37%	28.32%	3.44%	13.65%	13.14%	18.42%	259.37%	718.57%
Market Price	32.38%	28.27%	3.41%	13.64%	13.14%	18.25%	259.09%	718.47%
Index Performance
Dow Jones Internet Composite IndexSM	32.72%	28.96%	4.02%	14.25%	13.75%	21.77%	278.87%	797.53%
S&P Composite 1500® Information Technology Index	42.01%	39.93%	21.40%	21.44%	15.65%	163.70%	597.39%	1,089.81%
S&P 500® Index	16.89%	19.59%	12.31%	12.86%	9.98%	78.66%	235.35%	405.24%
(See Notes to Fund Performance Overview on page 18.)

Sector Allocation	% of Total Long-Term Investments
Information Technology	42.5%
Communication Services	28.3
Consumer Discretionary	19.8
Financials	3.5
Health Care	3.3
Real Estate	2.6
Total	100.0%

Top Ten Holdings	% of Total Long-Term Investments
Amazon.com, Inc.	9.3%
Meta Platforms, Inc., Class A	7.5
Cisco Systems, Inc.	5.0
Netflix, Inc.	5.0
Alphabet, Inc., Class A	5.0
Salesforce, Inc.	5.0
Alphabet, Inc., Class C	4.4
PayPal Holdings, Inc.	3.5
Airbnb, Inc., Class A	3.1
Snowflake, Inc., Class A	3.0
Total	50.8%

Dow Jones Internet Composite IndexSM (“Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by First Trust. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product nor do they have any liability for any errors, omissions, or interruptions of the Index.

Fund Performance Overview (Unaudited) (Continued)
First Trust Dow Jones Internet Index Fund (FDN) (Continued)

Performance of a $10,000 Initial Investment
December 31, 2012 - June 30, 2023
$75,000
$50,000
$25,000
$0
$74,433
$44,177
$41,788
$38,169
12/31/12
6/30/13
12/31/13
6/30/14
12/31/14
6/30/15
12/31/15
6/30/16
12/31/16
6/30/17
12/31/17
6/30/18
12/31/18
6/30/19
12/31/19
6/30/20
12/31/20
6/30/21
12/31/21
6/30/22
12/31/22
6/30/23
First Trust Dow Jones Internet Index Fund
Dow Jones Internet Composite Index℠
S&P 500® Index
S&P Composite 1500® Information Technology Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Capital Strength ETF (FTCS)
The First Trust Capital Strength ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called The Capital StrengthTM Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the securities that comprise the Index. The Index seeks to provide exposure to well-capitalized companies with strong market positions that have the potential to provide their stockholders with a greater degree of stability and performance over time. The Index is rebalanced and reconstituted quarterly and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Fund’s shares are listed for trading on The Nasdaq Stock Market LLC. The first day of secondary market trading in shares of the Fund was July 11, 2006.

Performance
			Average Annual Total Returns			Cumulative Total Returns
	6 Months Ended 6/30/23	1 Year Ended 6/30/23	5 Years Ended 6/30/23	10 Years Ended 6/30/23	Inception (7/6/06) to 6/30/23	5 Years Ended 6/30/23	10 Years Ended 6/30/23	Inception (7/6/06) to 6/30/23
Fund Performance
NAV	1.05%	8.99%	9.36%	11.47%	9.68%	56.43%	196.16%	379.96%
Market Price	1.03%	8.91%	9.35%	11.47%	9.67%	56.35%	196.31%	379.89%
Index Performance
The Capital StrengthTM Index(1)	1.37%	9.63%	10.03%	12.18%	N/A	61.30%	215.69%	N/A
S&P 500® Index	16.89%	19.59%	12.31%	12.86%	9.83%	78.66%	235.35%	391.27%

(1)
On June 4, 2013, the Fund’s underlying index changed from the Credit Suisse U.S. Value Index, Powered by HOLTTM to The Capital Strength
IndexSM. On June 18, 2010, the Fund’s underlying index changed from the Deutsche Bank CROCI® US+ IndexTM to the Credit Suisse
U.S. Value Index, Powered by HOLTTM. Since the Fund’s new underlying index had an inception date of March 20, 2013, it was not in existence for some of the periods disclosed.

(See Notes to Fund Performance Overview on page 18.)

Sector Allocation	% of Total Long-Term Investments
Health Care	28.9%
Industrials	22.2
Financials	16.1
Consumer Staples	13.8
Information Technology	8.7
Consumer Discretionary	6.3
Materials	2.0
Communication Services	2.0
Total	100.0%

Top Ten Holdings	% of Total Long-Term Investments
Eli Lilly & Co.	2.4%
NetApp, Inc.	2.4
Copart, Inc.	2.3
AmerisourceBergen Corp.	2.3
PACCAR, Inc.	2.2
Brown & Brown, Inc.	2.2
Amphenol Corp., Class A	2.2
Cisco Systems, Inc.	2.2
Molina Healthcare, Inc.	2.1
Monster Beverage Corp.	2.1
Total	22.4%

Nasdaq® and The Capital StrengthTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Capital Strength ETF (FTCS) (Continued)

Performance of a $10,000 Initial Investment
December 31, 2012 - June 30, 2023

$40,000
$30,000
$20,000
$10,000
$0
$38,169
$34,545
12/31/12
6/30/13
12/31/13
6/30/14
12/31/14
6/30/15
12/31/15
6/30/16
12/31/16
6/30/17
12/31/17
6/30/18
12/31/18
6/30/19
12/31/19
6/30/20
12/31/20
6/30/21
12/31/21
6/30/22
12/31/22
6/30/23
First Trust Capital Strength ETF
S&P 500® Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the index
does not actually hold a portfolio of securities
and therefore does not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Value Line® Dividend Index Fund (FVD)
The First Trust Value Line® Dividend Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Value Line® Dividend Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the securities that comprise the Index. The Index seeks to measure the performance of the securities ranked #1 or #2 according to Value Line Publishing, LLC’s proprietary Value Line® SafetyTM Ranking System that are also still expected to provide above-average dividend yield. The Index is rebalanced and reconstituted monthly and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Fund’s shares are listed for trading on the NYSE Arca.

Performance
			Average Annual Total Returns			Cumulative Total Returns
	6 Months Ended 6/30/23	1 Year Ended 6/30/23	5 Years Ended 6/30/23	10 Years Ended 6/30/23	Inception (8/19/03) to 6/30/23	5 Years Ended 6/30/23	10 Years Ended 6/30/23	Inception (8/19/03) to 6/30/23
Fund Performance
NAV	1.66%	5.86%	8.18%	9.97%	9.31%	48.14%	158.73%	485.97%
Market Price	1.64%	5.75%	8.16%	9.97%	9.31%	48.01%	158.66%	485.82%
Index Performance
Value Line® Dividend Index(1)	2.07%	6.59%	9.05%	10.86%	N/A	54.24%	180.30%	N/A
S&P 500® Index	16.89%	19.59%	12.31%	12.86%	9.95%	78.66%	235.35%	557.72%
S&P 500® Value Index	12.15%	19.99%	10.58%	10.51%	8.77%	65.31%	171.71%	431.30%
Dow Jones U.S. Select Dividend IndexSM(1)	-4.32%	0.47%	7.21%	9.99%	N/A	41.61%	159.10%	N/A

On December 15, 2006, the Fund acquired the assets and adopted the financial and performance history of First Trust Value Line® Dividend
Fund (the “Predecessor FVD Fund,” a closed-end fund), which had an inception date of August 19, 2003. The inception date total returns at net asset value (“NAV”) include the sales load of $0.675 per share on the initial offering. The investment goals, strategies and policies of the Fund are substantially similar to those of the Predecessor FVD Fund. The inception date of the Index was July 3, 2006. Returns for the Index are only disclosed for those periods in which the Index was in existence for the entire period. The cumulative total returns for the period from the reorganization date (December 15, 2006) through period end (June 30, 2023) were 262.27% and 263.91% at NAV and Market Price, respectively. That compares to an Index return of 312.92% for the same period. The average annual total returns for the period from the reorganization date (December 15, 2006) through period end (June 30, 2023) were 8.09% and 8.12% at NAV and Market Price, respectively.
That compares to an Index return of 8.95% for the same period.

NAV and Market Price returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively. Prior to
December 15, 2006, NAV and Market Price returns assumed that all distributions were reinvested at prices obtained by the Dividend
Reinvestment Plan of the Predecessor FVD Fund and the price used to calculate Market Price return was the AMEX (now known as the NYSE
American) closing market price of the Predecessor FVD Fund.

(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
(See Notes to Fund Performance Overview on page 18.)

Value Line® and Value Line® Dividend Index are trademarks or registered trademarks of Value Line, Inc. (“Value Line”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, recommended, sold or promoted by Value Line and Value Line makes no representation regarding the advisability of investing in products utilizing such strategy.

Fund Performance Overview (Unaudited) (Continued)
First Trust Value Line® Dividend Index Fund (FVD) (Continued)

Sector Allocation	% of Total Long-Term Investments
Utilities	22.5%
Industrials	17.2
Consumer Staples	15.6
Financials	10.6
Health Care	9.8
Information Technology	7.2
Consumer Discretionary	5.9
Materials	5.9
Communication Services	2.9
Real Estate	1.8
Energy	0.6
Total	100.0%

Top Ten Holdings	% of Total Long-Term Investments
Avnet, Inc.	0.6%
Texas Instruments, Inc.	0.6
Otter Tail Corp.	0.6
Domino’s Pizza, Inc.	0.6
Gentex Corp.	0.6
PPG Industries, Inc.	0.6
Watsco, Inc.	0.6
T. Rowe Price Group, Inc.	0.6
Cummins, Inc.	0.6
Robert Half International, Inc.	0.6
Total	6.0%

Performance of a $10,000 Initial Investment
December 31, 2012 - June 30, 2023
$40,000
$30,000
$20,000
$10,000
$0
$38,169
$32,063
$31,443
$29,498
$29,466
12/31/12
6/30/13
12/31/13
6/30/14
12/31/14
6/30/15
12/31/15
6/30/16
12/31/16
6/30/17
12/31/17
6/30/18
12/31/18
6/30/19
12/31/19
6/30/20
12/31/20
6/30/21
12/31/21
6/30/22
12/31/22
6/30/23
First Trust Value Line® Dividend Index Fund
Value Line® Dividend Index
S&P 500® Index
S&P 500® Value Index
Dow Jones U.S. Select Dividend Index℠

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Notes to Fund Performance Overview (Unaudited)
Total returns for the periods since inception are calculated from the inception date of each Fund. “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.
Each Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint of the national best bid and offer price (“NBBO”) as of the time that the Fund’s NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund’s NAV is calculated. Prior to January 1, 2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund’s NAV was calculated. Since shares of each Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future performance.

First Trust Exchange-Traded Fund
Understanding Your Fund Expenses
June 30, 2023 (Unaudited)
As a shareholder of First Trust Dow Jones Select MicroCap Index Fund, First Trust Morningstar Dividend Leaders Index Fund, First Trust US Equity Opportunities ETF, First Trust NYSE® Arca® Biotechnology Index Fund, First Trust Dow Jones Internet Index Fund, First Trust Capital Strength ETF or First Trust Value Line® Dividend Index Fund (each a “Fund” and collectively, the “Funds”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended June 30, 2023.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Annualized Expense Ratio Based on the Six-Month Period (a)	Expenses Paid During the Six-Month Period (b)
First Trust Dow Jones Select MicroCap Index Fund (FDM)
Actual	$1,000.00	$1,024.90	0.60%	$3.01
Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	0.60%	$3.01
First Trust Morningstar Dividend Leaders Index Fund (FDL)
Actual	$1,000.00	$952.00	0.44%	$2.13
Hypothetical (5% return before expenses)	$1,000.00	$1,022.61	0.44%	$2.21
First Trust US Equity Opportunities ETF (FPX)
Actual	$1,000.00	$1,121.80	0.58%	$3.05
Hypothetical (5% return before expenses)	$1,000.00	$1,021.92	0.58%	$2.91
First Trust NYSE® Arca® Biotechnology Index Fund (FBT)
Actual	$1,000.00	$987.60	0.55%	$2.71
Hypothetical (5% return before expenses)	$1,000.00	$1,022.07	0.55%	$2.76
First Trust Dow Jones Internet Index Fund (FDN)
Actual	$1,000.00	$1,323.70	0.52%	$3.00
Hypothetical (5% return before expenses)	$1,000.00	$1,022.22	0.52%	$2.61
First Trust Capital Strength ETF (FTCS)
Actual	$1,000.00	$1,010.50	0.53%	$2.64
Hypothetical (5% return before expenses)	$1,000.00	$1,022.17	0.53%	$2.66

First Trust Exchange-Traded Fund
Understanding Your Fund Expenses (Continued)
June 30, 2023 (Unaudited)
	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Annualized Expense Ratio Based on the Six-Month Period (a)	Expenses Paid During the Six-Month Period (b)
First Trust Value Line® Dividend Index Fund (FVD)
Actual	$1,000.00	$1,016.60	0.64%	$3.20
Hypothetical (5% return before expenses)	$1,000.00	$1,021.62	0.64%	$3.21

(a)	These expense ratios reflect expense caps for certain Funds. See Note 3 in the Notes to Financial Statements.
(b)
Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period
(January 1, 2023 through June 30, 2023), multiplied by 181/365 (to reflect the six-month period).

First Trust Dow Jones Select MicroCap Index Fund (FDM)
Portfolio of Investments
June 30, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Aerospace & Defense — 0.6%
13,667	National Presto Industries, Inc.	$1,000,424
	Air Freight & Logistics — 0.4%
98,269	Radiant Logistics, Inc. (a)	660,368
	Automobile Components — 3.0%
139,800	Modine Manufacturing Co. (a)	4,616,196
	Banks — 17.7%
22,861	ACNB Corp.	758,299
47,631	Amalgamated Financial Corp.	766,383
38,470	Bank of Marin Bancorp	679,765
17,671	Bankwell Financial Group, Inc.	430,819
39,759	BCB Bancorp, Inc.	466,771
64,222	Carter Bankshares, Inc. (a)	949,843
29,215	Coastal Financial Corp. (a)	1,099,945
113,414	CrossFirst Bankshares, Inc. (a)	1,134,140
18,453	Esquire Financial Holdings, Inc.	844,040
33,635	Farmers & Merchants Bancorp, Inc.	757,124
12,460	Fidelity D&D Bancorp, Inc. (b)	605,431
74,961	First Bancshares (The), Inc.	1,936,992
19,352	First Business Financial Services, Inc.	570,690
29,452	First Financial Corp.	956,306
14,660	First Guaranty Bancshares, Inc.	164,925
57,474	First of Long Island (The) Corp.	690,837
75,143	Flushing Financial Corp.	923,507
39,889	FVCBankcorp, Inc. (a)	429,605
163,538	Heritage Commerce Corp.	1,354,095
41,464	HomeTrust Bancshares, Inc.	866,183
56,706	Independent Bank Corp.	961,734
31,067	John Marshall Bancorp, Inc. (b)	624,136
48,559	Metrocity Bankshares, Inc.	868,721
59,077	Midland States Bancorp, Inc.	1,176,223
105,427	Old Second Bancorp, Inc.	1,376,877
28,588	Orrstown Financial Services, Inc.	547,460
43,011	Peapack-Gladstone Financial Corp.	1,164,738
38,208	RBB Bancorp	456,204
123,342	Republic First Bancorp, Inc. (a)	111,008
79,901	Shore Bancshares, Inc.	923,656
25,226	Southern Missouri Bancorp, Inc.	969,940
51,028	TrustCo Bank Corp.	1,459,911
15,394	Unity Bancorp, Inc.	363,144
		27,389,452
	Biotechnology — 0.6%
28,091	Eagle Pharmaceuticals, Inc. (a)	546,089
308,650	Selecta Biosciences, Inc. (a)	345,688
		891,777
Shares	Description	Value

	Building Products — 1.0%
52,146	Insteel Industries, Inc.	$1,622,784
	Capital Markets — 1.4%
80,908	Bridge Investment Group Holdings, Inc., Class A	918,306
112,457	GCM Grosvenor, Inc., Class A	847,926
23,125	Silvercrest Asset Management Group, Inc., Class A	468,281
		2,234,513
	Chemicals — 1.1%
183,723	Alto Ingredients, Inc. (a) (b)	530,960
69,257	FutureFuel Corp.	612,924
25,413	Intrepid Potash, Inc. (a)	576,621
		1,720,505
	Commercial Services & Supplies — 3.4%
254,593	ACCO Brands Corp.	1,326,430
69,345	Ennis, Inc.	1,413,251
62,540	Liquidity Services, Inc. (a)	1,031,910
28,342	VSE Corp.	1,550,024
		5,321,615
	Communications Equipment — 0.9%
29,154	Aviat Networks, Inc. (a)	972,869
30,873	Cambium Networks Corp. (a)	469,887
		1,442,756
	Construction & Engineering — 1.1%
26,820	Northwest Pipe Co. (a)	811,037
113,591	Tutor Perini Corp. (a)	812,175
		1,623,212
	Consumer Finance — 1.0%
25,637	Consumer Portfolio Services, Inc. (a) (b)	299,184
140,680	EZCORP, Inc., Class A (a) (b)	1,178,898
		1,478,082
	Consumer Staples Distribution & Retail — 0.2%
21,952	Natural Grocers by Vitamin Cottage, Inc.	269,132
	Distributors — 0.3%
17,854	Weyco Group, Inc.	476,523
	Diversified Consumer Services — 1.3%
47,527	American Public Education, Inc. (a)	225,278
35,651	Carriage Services, Inc.	1,157,588
91,374	Universal Technical Institute, Inc. (a)	631,394
		2,014,260
See Notes to Financial Statements

First Trust Dow Jones Select MicroCap Index Fund (FDM)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Diversified REITs — 0.6%
53,583	CTO Realty Growth, Inc.	$918,413
	Electrical Equipment — 3.1%
197,588	Babcock & Wilcox Enterprises, Inc. (a)	1,165,769
7,963	Preformed Line Products Co.	1,243,025
89,867	Thermon Group Holdings, Inc. (a)	2,390,462
		4,799,256
	Electronic Equipment, Instruments & Components — 3.4%
28,518	Bel Fuse, Inc., Class B	1,637,218
66,317	Kimball Electronics, Inc. (a)	1,832,339
29,825	Richardson Electronics Ltd.	492,112
33,732	Vishay Precision Group, Inc. (a)	1,253,144
		5,214,813
	Entertainment — 1.1%
91,530	Reservoir Media, Inc. (a) (b)	551,010
58,838	Sciplay Corp., Class A (a)	1,157,932
		1,708,942
	Financial Services — 3.6%
157,053	Acacia Research Corp. (a)	653,341
48,042	A-Mark Precious Metals, Inc.	1,798,452
32,743	Cass Information Systems, Inc.	1,269,774
17,624	Ocwen Financial Corp. (a) (b)	528,191
249,725	UWM Holdings Corp. (b)	1,398,460
		5,648,218
	Food Products — 2.4%
24,028	John B Sanfilippo & Son, Inc.	2,817,764
14,216	Seneca Foods Corp., Class A (a)	464,579
92,919	Whole Earth Brands, Inc. (a)	373,534
		3,655,877
	Ground Transportation — 0.6%
21,258	Covenant Logistics Group, Inc.	931,738
	Health Care Equipment & Supplies — 0.5%
81,176	Co-Diagnostics, Inc. (a)	90,105
34,745	Sensus Healthcare, Inc. (a)	109,447
57,025	Zynex, Inc. (a) (b)	546,870
		746,422
	Hotels, Restaurants & Leisure — 4.3%
48,605	Chuy’s Holdings, Inc. (a)	1,984,056
150,325	Denny’s Corp. (a)	1,852,004
51,213	El Pollo Loco Holdings, Inc.	449,138
7,551	Nathan’s Famous, Inc. (b)	593,056
23,270	RCI Hospitality Holdings, Inc.	1,768,287
		6,646,541
Shares	Description	Value

	Household Durables — 3.7%
22,036	Bassett Furniture Industries, Inc.	$331,421
79,036	Beazer Homes USA, Inc. (a)	2,235,929
57,369	Dream Finders Homes, Inc., Class A (a) (b)	1,410,704
61,211	Ethan Allen Interiors, Inc.	1,731,047
		5,709,101
	Insurance — 1.9%
121,694	Citizens, Inc. (a) (b)	293,282
6,451	National Western Life Group, Inc., Class A	2,680,778
		2,974,060
	IT Services — 1.2%
62,718	Hackett Group (The), Inc.	1,401,747
92,141	Information Services Group, Inc.	493,876
		1,895,623
	Leisure Products — 2.1%
237,067	AMMO, Inc. (a) (b)	504,953
19,328	JAKKS Pacific, Inc. (a)	385,980
14,892	Johnson Outdoors, Inc., Class A	915,113
46,926	MasterCraft Boat Holdings, Inc. (a)	1,438,282
		3,244,328
	Machinery — 1.7%
79,908	Commercial Vehicle Group, Inc. (a) (b)	886,979
94,263	Manitowoc (The) Co., Inc. (a)	1,774,972
		2,661,951
	Marine Transportation — 0.4%
97,217	Pangaea Logistics Solutions Ltd. (b)	658,159
	Media — 2.0%
210,172	Entravision Communications Corp., Class A	922,655
115,783	PubMatic, Inc., Class A (a)	2,116,513
		3,039,168
	Metals & Mining — 3.9%
237,298	Gold Resource Corp.	149,498
34,148	Haynes International, Inc.	1,735,401
25,681	Olympic Steel, Inc.	1,258,369
65,522	Ramaco Resources, Inc., Class A (b)	553,006
13,104	Ramaco Resources, Inc., Class B (a)	139,033
224,560	SunCoke Energy, Inc.	1,767,287
67,458	Tredegar Corp.	449,945
		6,052,539
	Mortgage Real Estate Investment Trusts — 2.5%
43,348	AFC Gamma, Inc.	539,683
See Notes to Financial Statements

First Trust Dow Jones Select MicroCap Index Fund (FDM)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Mortgage Real Estate Investment Trusts (Continued)
145,149	Dynex Capital, Inc.	$1,827,426
138,207	Granite Point Mortgage Trust, Inc.	732,497
63,047	Great Ajax Corp.	386,478
106,805	Sachem Capital Corp.	372,749
		3,858,833
	Office REITs — 0.4%
107,125	City Office REIT, Inc.	596,686
	Oil, Gas & Consumable Fuels — 8.2%
34,052	Centrus Energy Corp., Class A (a)	1,108,733
85,504	Dorian LPG Ltd.	2,193,178
46,120	Epsilon Energy Ltd.	246,281
81,205	Evolution Petroleum Corp.	655,324
308,822	Ring Energy, Inc. (a) (b)	528,086
85,124	SandRidge Energy, Inc.	1,298,141
216,312	Sitio Royalties Corp., Class A (b)	5,682,516
277,803	VAALCO Energy, Inc.	1,044,539
		12,756,798
	Pharmaceuticals — 2.4%
203,566	Atea Pharmaceuticals, Inc. (a)	761,337
92,793	Collegium Pharmaceutical, Inc. (a)	1,994,121
54,552	Phibro Animal Health Corp., Class A	747,362
37,333	ProPhase Labs, Inc. (a) (b)	271,038
		3,773,858
	Professional Services — 3.1%
18,256	Barrett Business Services, Inc.	1,591,923
53,721	Heidrick & Struggles International, Inc.	1,421,995
15,304	RCM Technologies, Inc. (a)	281,594
83,212	TrueBlue, Inc. (a)	1,473,684
		4,769,196
	Real Estate Management & Development — 1.6%
197,331	Douglas Elliman, Inc.	438,075
48,182	Forestar Group, Inc. (a)	1,086,504
38,545	RMR Group (The), Inc., Class A	893,088
		2,417,667
	Retail REITs — 1.1%
77,705	Urstadt Biddle Properties, Inc., Class A	1,652,008
Shares	Description	Value

	Semiconductors & Semiconductor Equipment — 0.2%
108,728	AXT, Inc. (a)	$374,024
	Software — 0.3%
16,421	CoreCard Corp. (a) (b)	416,437
	Specialty Retail — 4.3%
56,782	Arhaus, Inc. (a) (b)	592,236
34,454	Build-A-Bear Workshop, Inc.	738,005
331,095	Chico’s FAS, Inc. (a)	1,771,358
147,808	Destination XL Group, Inc. (a)	724,259
35,763	Haverty Furniture Cos., Inc.	1,080,758
34,827	Lands’ End, Inc. (a)	270,258
30,447	Lazydays Holdings, Inc. (a)	351,967
29,611	OneWater Marine, Inc., Class A (a)	1,073,103
		6,601,944
	Technology Hardware, Storage & Peripherals — 0.4%
87,533	Immersion Corp.	619,734
	Textiles, Apparel & Luxury Goods — 0.9%
41,886	Movado Group, Inc.	1,123,802
33,902	Unifi, Inc. (a)	273,589
		1,397,391
	Trading Companies & Distributors — 3.5%
39,116	DXP Enterprises, Inc. (a)	1,424,214
104,563	Hudson Technologies, Inc. (a)	1,005,896
20,138	Rush Enterprises, Inc., Class B (b)	1,370,592
54,104	Titan Machinery, Inc. (a)	1,596,068
		5,396,770
	Water Utilities — 0.6%
20,597	Artesian Resources Corp., Class A	972,590
	Total Common Stocks	154,870,684
	(Cost $163,672,461)
MONEY MARKET FUNDS — 2.2%
3,444,001	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 4.99% (c) (d)	3,444,001
	(Cost $3,444,001)

See Notes to Financial Statements

First Trust Dow Jones Select MicroCap Index Fund (FDM)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 7.5%
$11,608,804	BNP Paribas S.A., 5.01% (c), dated 06/30/23, due 07/03/23, with a maturity value of $11,613,651. Collateralized by U.S. Treasury Securities, interest rates of 1.25% to 1.50%, due 08/15/26 to 11/30/26. The value of the collateral including accrued interest is $11,854,364. (d)	$11,608,804
	(Cost $11,608,804)

	Total Investments — 109.7%	169,923,489
	(Cost $178,725,266)
	Net Other Assets and Liabilities — (9.7)%	(15,015,222)
	Net Assets — 100.0%	$154,908,267

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan (see Note 2D -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities, including those sold and pending
settlement, is $14,660,003 and the total value of the collateral held by the Fund is $15,052,805.

(c)	Rate shown reflects yield as of June 30, 2023.
(d)	This security serves as collateral for securities on loan.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$154,870,684	$154,870,684	$—	$—
Money Market Funds	3,444,001	3,444,001	—	—
Repurchase Agreements	11,608,804	—	11,608,804	—
Total Investments	$169,923,489	$158,314,685	$11,608,804	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$14,660,003
Non-cash Collateral(2)	(14,660,003)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At June 30, 2023, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$11,608,804
Non-cash Collateral(4)	(11,608,804)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At June 30, 2023, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Morningstar Dividend Leaders Index Fund (FDL)
Portfolio of Investments
June 30, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Automobiles — 2.1%
6,031,767	Ford Motor Co.	$91,260,635
	Banks — 16.0%
259,385	Associated Banc-Corp.	4,209,818
106,331	Atlantic Union Bankshares Corp.	2,759,289
129,276	Bank OZK	5,191,724
281,998	Cadence Bank	5,538,441
99,978	Cathay General Bancorp	3,218,292
2,871,706	Citigroup, Inc.	132,213,344
995,185	Citizens Financial Group, Inc.	25,954,425
440,728	Columbia Banking System, Inc.	8,937,964
296,035	Comerica, Inc.	12,540,043
245,411	CVB Financial Corp.	3,259,058
173,112	East West Bancorp, Inc.	9,138,582
497,318	F.N.B. Corp.	5,689,318
1,160,622	Fifth Third Bancorp	30,419,903
237,265	First Hawaiian, Inc.	4,273,143
964,338	First Horizon Corp.	10,868,089
229,187	First Interstate BancSystem, Inc., Class A	5,463,818
144,988	Glacier Bancorp, Inc.	4,519,276
2,733,741	Huntington Bancshares, Inc.	29,469,728
65,666	Independent Bank Corp.	2,922,794
2,423,315	KeyCorp	22,391,431
236,327	M&T Bank Corp.	29,247,829
1,545,187	New York Community Bancorp, Inc.	17,367,902
410,290	Old National Bancorp	5,719,443
658,143	PNC Financial Services Group (The), Inc.	82,893,111
1,395,734	Regions Financial Corp.	24,871,980
187,846	Simmons First National Corp., Class A	3,240,343
240,390	Synovus Financial Corp.	7,271,797
2,876,319	Truist Financial Corp.	87,296,282
2,806,339	U.S. Bancorp	92,721,440
198,371	United Bankshares, Inc.	5,885,668
136,906	United Community Banks, Inc.	3,421,281
745,124	Valley National Bancorp	5,774,711
238,744	Webster Financial Corp.	9,012,586
271,901	Zions Bancorp N.A.	7,303,261
		711,006,114
	Biotechnology — 8.1%
2,676,297	AbbVie, Inc.	360,577,495
	Capital Markets — 2.1%
361,384	Carlyle Group (The), Inc.	11,546,219
32,694	Cohen & Steers, Inc.	1,895,925
454,756	Franklin Resources, Inc.	12,146,533
255,725	Janus Henderson Group PLC	6,968,506
Shares	Description	Value

	Capital Markets (Continued)
287,907	Northern Trust Corp.	$21,345,425
337,813	T. Rowe Price Group, Inc.	37,841,812
		91,744,420
	Chemicals — 2.0%
156,410	Eastman Chemical Co.	13,094,645
354,989	International Flavors & Fragrances, Inc.	28,253,575
480,411	LyondellBasell Industries N.V., Class A	44,116,142
57,993	Scotts Miracle-Gro (The) Co.	3,635,581
		89,099,943
	Construction & Engineering — 0.1%
300,151	MDU Resources Group, Inc.	6,285,162
	Consumer Finance — 0.3%
439,297	Ally Financial, Inc.	11,865,412
128,375	Navient Corp.	2,385,207
		14,250,619
	Consumer Staples Distribution & Retail — 1.0%
1,502,046	Walgreens Boots Alliance, Inc.	42,793,291
	Containers & Packaging — 0.4%
7,682	Greif, Inc., Class B	593,435
121,515	Packaging Corp. of America	16,059,422
		16,652,857
	Diversified Telecommunication Services — 9.1%
10,847,741	Verizon Communications, Inc.	403,427,488
	Electric Utilities — 8.5%
86,391	ALLETE, Inc.	5,008,086
109,927	Avangrid, Inc.	4,142,049
1,179,522	Duke Energy Corp.	105,850,304
572,170	Edison International	39,737,207
299,964	Entergy Corp.	29,207,495
328,749	Evergy, Inc.	19,205,517
767,958	FirstEnergy Corp.	29,858,207
356,283	NRG Energy, Inc.	13,321,421
317,365	OGE Energy Corp.	11,396,577
169,686	Pinnacle West Capital Corp.	13,822,622
1,516,689	Southern (The) Co.	106,547,402
		378,096,887
	Financial Services — 0.3%
1,006,642	Western Union (The) Co.	11,807,911
	Gas Utilities — 0.5%
89,708	Southwest Gas Holdings, Inc.	5,709,914
77,639	Spire, Inc.	4,925,418
355,133	UGI Corp.	9,577,937
		20,213,269
See Notes to Financial Statements

First Trust Morningstar Dividend Leaders Index Fund (FDL)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Hotels, Restaurants & Leisure — 0.2%
111,991	Bloomin’ Brands, Inc.	$3,011,438
42,408	Cracker Barrel Old Country Store, Inc.	3,951,577
		6,963,015
	Household Durables — 0.4%
91,168	M.D.C. Holdings, Inc.	4,263,927
91,193	Whirlpool Corp.	13,568,607
		17,832,534
	Industrial Conglomerates — 2.6%
1,141,120	3M Co.	114,214,701
	Insurance — 3.2%
477,036	Fidelity National Financial, Inc.	17,173,296
403,823	Lincoln National Corp.	10,402,480
872,086	MetLife, Inc.	49,299,022
748,654	Prudential Financial, Inc.	66,046,256
		142,921,054
	IT Services — 4.7%
1,558,864	International Business Machines Corp.	208,591,592
	Leisure Products — 0.3%
207,457	Hasbro, Inc.	13,436,990
	Multi-Utilities — 0.3%
111,792	Avista Corp.	4,390,072
88,495	Black Hills Corp.	5,332,709
87,545	NorthWestern Corp.	4,969,054
		14,691,835
	Oil, Gas & Consumable Fuels — 17.6%
53,594	Arch Resources, Inc.	6,043,259
2,345,780	Chevron Corp.	369,108,483
73,561	CVR Energy, Inc.	2,203,888
1,622,435	Devon Energy Corp.	78,428,508
183,480	HF Sinclair Corp.	8,185,043
985,873	ONEOK, Inc.	60,848,081
675,846	Phillips 66	64,462,191
535,571	Pioneer Natural Resources Co.	110,959,600
2,422,784	Williams (The) Cos., Inc.	79,055,442
		779,294,495
	Pharmaceuticals — 6.8%
8,259,787	Pfizer, Inc.	302,968,987
	Professional Services — 0.1%
67,196	ManpowerGroup, Inc.	5,335,362
	Specialty Retail — 1.0%
189,274	Advance Auto Parts, Inc.	13,305,962
Shares	Description	Value

	Specialty Retail (Continued)
334,132	Best Buy Co., Inc.	$27,382,117
165,981	Foot Locker, Inc.	4,499,745
		45,187,824
	Technology Hardware, Storage & Peripherals — 0.1%
254,463	Xerox Holdings Corp.	3,788,954
	Textiles, Apparel & Luxury Goods — 0.1%
59,248	Carter’s, Inc.	4,301,405
	Tobacco — 11.9%
5,194,253	Altria Group, Inc.	235,299,661
2,978,787	Philip Morris International, Inc.	290,789,187
		526,088,848

	Total Investments — 99.8%	4,422,833,687
	(Cost $4,627,156,018)
	Net Other Assets and Liabilities — 0.2%	9,959,198
	Net Assets — 100.0%	$4,432,792,885

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$4,422,833,687	$4,422,833,687	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust US Equity Opportunities ETF (FPX)
Portfolio of Investments
June 30, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Aerospace & Defense — 0.9%
303,663	Leonardo DRS, Inc. (a)	$5,265,516
39,213	Parsons Corp. (a)	1,887,714
		7,153,230
	Air Freight & Logistics — 0.1%
19,767	GXO Logistics, Inc. (a)	1,241,763
	Automobile Components — 2.6%
87,648	BorgWarner, Inc.	4,286,864
416,917	Mobileye Global, Inc., Class A (a)	16,017,951
		20,304,815
	Automobiles — 0.3%
156,125	Rivian Automotive, Inc., Class A (a)	2,601,043
	Beverages — 0.0%
9,349	Vita Coco (The) Co., Inc. (a)	251,208
	Biotechnology — 4.5%
58,068	Apellis Pharmaceuticals, Inc. (a)	5,289,995
39,885	Arcellx, Inc. (a)	1,261,164
6,223	Karuna Therapeutics, Inc. (a)	1,349,457
48,186	Legend Biotech Corp., ADR (a)	3,326,280
7,617	Morphic Holding, Inc. (a)	436,683
28,264	Regeneron Pharmaceuticals, Inc. (a)	20,308,814
7,788	United Therapeutics Corp. (a)	1,719,201
31,150	Vaxcyte, Inc. (a)	1,555,631
		35,247,225
	Building Products — 6.4%
1,005,989	Carrier Global Corp.	50,007,713
21,359	Masterbrand, Inc. (a)	248,405
		50,256,118
	Capital Markets — 0.4%
18,430	AssetMark Financial Holdings, Inc. (a)	546,634
64,788	Owl Rock Capital Corp. (b)	869,455
51,386	TPG, Inc.	1,503,554
		2,919,643
	Commercial Services & Supplies — 0.0%
26,549	ACV Auctions, Inc., Class A (a)	458,501
	Communications Equipment — 0.1%
21,440	Extreme Networks, Inc. (a)	558,512
Shares	Description	Value

	Construction & Engineering — 1.9%
104,856	MasTec, Inc. (a)	$12,369,862
50,440	WillScot Mobile Mini Holdings Corp. (a)	2,410,528
		14,780,390
	Construction Materials — 0.0%
9,402	Knife River Corp. (a)	408,987
	Diversified Consumer Services — 0.6%
34,117	Duolingo, Inc. (a)	4,876,684
	Electric Utilities — 3.2%
217,177	Constellation Energy Corp.	19,882,554
95,397	Evergy, Inc.	5,573,093
		25,455,647
	Electrical Equipment — 1.0%
125,365	Array Technologies, Inc. (a)	2,833,249
6,409	Atkore, Inc. (a)	999,420
29,172	Fluence Energy, Inc. (a)	777,142
71,847	NEXTracker, Inc., Class A (a)	2,860,229
28,568	Shoals Technologies Group, Inc., Class A (a)	730,198
		8,200,238
	Electronic Equipment, Instruments & Components — 0.6%
5,528	Insight Enterprises, Inc. (a)	808,968
129,326	Vontier Corp.	4,165,590
		4,974,558
	Energy Equipment & Services — 1.9%
479,550	Baker Hughes Co.	15,158,576
	Entertainment — 5.9%
116,863	Endeavor Group Holdings, Inc., Class A (a)	2,795,363
154,826	Liberty Media Corp.-Liberty Formula One, Class C (a)	11,655,301
8,604	Madison Square Garden Entertainment Corp. (a)	289,267
101,500	ROBLOX Corp., Class A (a)	4,090,450
103,705	Sciplay Corp., Class A (a)	2,040,914
2,024,507	Warner Bros Discovery, Inc. (a)	25,387,318
		46,258,613
	Financial Services — 3.8%
150,808	Block, Inc. (a)	10,039,289
107,727	Corebridge Financial, Inc.	1,902,459
26,856	Enact Holdings, Inc.	674,891
18,409	Flywire Corp. (a)	571,415
328,408	Rocket Cos., Inc., Class A (a) (b)	2,942,536
See Notes to Financial Statements

First Trust US Equity Opportunities ETF (FPX)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Financial Services (Continued)
34,569	Shift4 Payments, Inc., Class A (a)	$2,347,581
529,025	Toast, Inc., Class A (a)	11,940,094
		30,418,265
	Food Products — 0.1%
22,081	Hostess Brands, Inc. (a)	559,091
	Ground Transportation — 9.3%
19,434	RXO, Inc. (a)	440,569
1,681,885	Uber Technologies, Inc. (a)	72,606,975
		73,047,544
	Health Care Equipment & Supplies — 6.6%
291,079	Bausch + Lomb Corp. (a) (b)	5,841,956
377,856	GE HealthCare Technologies, Inc.	30,697,021
42,613	Shockwave Medical, Inc. (a)	12,162,176
37,875	TransMedics Group, Inc. (a)	3,180,743
		51,881,896
	Health Care Providers & Services — 0.6%
71,030	HealthEquity, Inc. (a)	4,484,834
	Hotels, Restaurants & Leisure — 9.7%
345,419	Airbnb, Inc., Class A (a)	44,268,899
209,894	DoorDash, Inc., Class A (a)	16,040,099
426,265	DraftKings, Inc., Class A (a)	11,325,861
27,956	Krispy Kreme, Inc.	411,792
226,919	Life Time Group Holdings, Inc. (a)	4,463,497
		76,510,148
	Insurance — 0.3%
21,005	F&G Annuities & Life, Inc.	520,504
43,178	Ryan Specialty Holdings, Inc. (a)	1,938,260
		2,458,764
	IT Services — 2.5%
27,583	Cloudflare, Inc., Class A (a)	1,803,101
97,501	Snowflake, Inc., Class A (a)	17,158,226
22,462	Squarespace, Inc., Class A (a)	708,451
		19,669,778
	Machinery — 9.8%
9,429	Crane Co.	840,312
70,066	Esab Corp.	4,662,192
498,020	Otis Worldwide Corp.	44,328,760
646,254	Symbotic, Inc. (a) (b)	27,666,134
		77,497,398
Shares	Description	Value

	Media — 0.1%
25,750	Integral Ad Science Holding Corp. (a)	$462,985
	Personal Care Products — 1.6%
110,365	BellRing Brands, Inc. (a)	4,039,359
318,271	Kenvue, Inc. (a)	8,408,720
		12,448,079
	Professional Services — 0.4%
174,974	Verra Mobility Corp. (a)	3,450,487
	Retail REITs — 0.7%
153,391	Phillips Edison & Co., Inc.	5,227,565
	Semiconductors & Semiconductor Equipment — 9.9%
31,872	Allegro MicroSystems, Inc. (a)	1,438,702
24,597	Credo Technology Group Holding Ltd. (a)	426,512
229,276	GLOBALFOUNDRIES, Inc. (a)	14,806,644
646,028	ON Semiconductor Corp. (a)	61,101,328
		77,773,186
	Software — 12.3%
36,041	Asana, Inc., Class A (a)	794,344
376,318	Bentley Systems, Inc., Class B	20,407,725
16,220	Braze, Inc., Class A (a)	710,274
18,938	C3.ai, Inc., Class A (a) (b)	689,911
49,220	Confluent, Inc., Class A (a)	1,737,958
19,705	Crowdstrike Holdings, Inc., Class A (a)	2,894,073
40,124	Datadog, Inc., Class A (a)	3,947,399
27,639	DoubleVerify Holdings, Inc. (a)	1,075,710
48,363	Dynatrace, Inc. (a)	2,489,244
126,983	Gitlab, Inc., Class A (a)	6,490,101
47,695	Instructure Holdings, Inc. (a)	1,200,006
78,209	Intapp, Inc. (a)	3,277,739
352,103	Palantir Technologies, Inc., Class A (a)	5,397,739
186,815	Procore Technologies, Inc. (a)	12,156,052
1,054,156	Samsara, Inc., Class A (a)	29,210,663
44,483	Sprinklr, Inc., Class A (a)	615,200
39,709	Unity Software, Inc. (a)	1,724,165
125,968	Vertex, Inc., Class A (a)	2,456,376
		97,274,679
	Specialty Retail — 1.1%
213,126	Chewy, Inc., Class A (a)	8,412,083
	Trading Companies & Distributors — 0.8%
192,060	Core & Main, Inc., Class A (a)	6,019,161
	Total Common Stocks	788,701,694
	(Cost $706,009,298)

See Notes to Financial Statements

First Trust US Equity Opportunities ETF (FPX)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 4.0%
$15,314,263	Bank of America Corp., 5.05% (c), dated 06/30/23, due 07/03/23, with a maturity value of $15,320,708. Collateralized by U.S. Treasury Securities, interest rates of 2.88% to 4.38%, due 02/15/38 to 02/15/49. The value of the collateral including accrued interest is $15,620,552. (d)	$15,314,263
15,943,889	JPMorgan Chase & Co., 5.05% (c), dated 06/30/23, due 07/03/23, with a maturity value of $15,950,599. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 2.75%, due 07/05/23 to 09/30/26. The value of the collateral including accrued interest is $16,262,768. (d)	15,943,889
	Total Repurchase Agreements	31,258,152
	(Cost $31,258,152)

	Total Investments — 104.0%	819,959,846
	(Cost $737,267,450)
	Net Other Assets and Liabilities — (4.0)%	(31,203,989)
	Net Assets — 100.0%	$788,755,857

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan (see Note 2D -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities, including those sold and pending
settlement, is $31,344,815 and the total value of the collateral held by the Fund is $31,258,152.

(c)	Rate shown reflects yield as of June 30, 2023.
(d)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$788,701,694	$788,701,694	$—	$—
Repurchase Agreements	31,258,152	—	31,258,152	—
Total Investments	$819,959,846	$788,701,694	$31,258,152	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$31,344,815
Non-cash Collateral(2)	(31,258,152)
Net Amount	$86,663

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)
The collateral requirements are determined at the beginning
of each business day based on the market value of the loaned securities from the end of the prior day. On June 30, 2023, the last business day of the period, there was sufficient collateral based on the end of day market value from the prior business day; however, as a result of market movement from June 29
to June 30, the value of the related securities loaned was
above the collateral value received. See Note 2D - Securities
Lending in the Notes to Financial Statements.

See Notes to Financial Statements

First Trust US Equity Opportunities ETF (FPX)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$31,258,152
Non-cash Collateral(4)	(31,258,152)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At June 30, 2023, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust NYSE® Arca® Biotechnology Index Fund (FBT)
Portfolio of Investments
June 30, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Biotechnology — 80.0%
2,427,956	ACADIA Pharmaceuticals, Inc. (a)	$58,149,546
2,136,729	Agios Pharmaceuticals, Inc. (a)	60,512,165
1,653,025	Alkermes PLC (a)	51,739,683
232,733	Alnylam Pharmaceuticals, Inc. (a)	44,205,306
200,114	Amgen, Inc.	44,429,310
165,799	Biogen, Inc. (a)	47,227,845
501,723	BioMarin Pharmaceutical, Inc. (a)	43,489,350
406,079	BioNTech SE, ADR (a)	43,828,106
722,991	Exact Sciences Corp. (a)	67,888,855
2,560,251	Exelixis, Inc. (a)	48,926,397
2,406,450	FibroGen, Inc. (a)	6,497,415
1,186,435	Genmab A/S, ADR (a) (b)	45,096,394
563,130	Gilead Sciences, Inc.	43,400,429
6,420,061	Grifols S.A., ADR (a)	58,807,759
650,812	Incyte Corp. (a)	40,513,047
1,313,312	Ionis Pharmaceuticals, Inc. (a)	53,885,191
343,011	Moderna, Inc. (a)	41,675,837
465,375	Neurocrine Biosciences, Inc. (a)	43,884,863
60,758	Regeneron Pharmaceuticals, Inc. (a)	43,657,053
383,549	Sarepta Therapeutics, Inc. (a)	43,924,032
238,522	Seagen, Inc. (a)	45,905,944
1,144,821	Ultragenyx Pharmaceutical, Inc. (a)	52,810,593
212,171	United Therapeutics Corp. (a)	46,836,748
146,066	Vertex Pharmaceuticals, Inc. (a)	51,402,086
		1,128,693,954
	Life Sciences Tools & Services — 20.0%
584,310	Bio-Techne Corp.	47,697,225
242,335	Charles River Laboratories International, Inc. (a)	50,950,934
213,553	Illumina, Inc. (a)	40,039,052
240,453	IQVIA Holdings, Inc. (a)	54,046,621
31,309	Mettler-Toledo International, Inc. (a)	41,066,137
1,080,950	QIAGEN N.V. (a)	48,675,178
		282,475,147
	Total Common Stocks	1,411,169,101
	(Cost $1,320,250,481)
MONEY MARKET FUNDS — 0.1%
1,075,889	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 4.99% (c) (d)	1,075,889
	(Cost $1,075,889)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.2%
$3,626,531	BNP Paribas S.A., 5.01% (c), dated 06/30/23, due 07/03/23, with a maturity value of $3,628,046. Collateralized by U.S. Treasury Securities, interest rates of 1.25% to 1.50%, due 08/15/26 to 11/30/26. The value of the collateral including accrued interest is $3,703,243. (d)	$3,626,531
	(Cost $3,626,531)

	Total Investments — 100.3%	1,415,871,521
	(Cost $1,324,952,901)
	Net Other Assets and Liabilities — (0.3)%	(4,241,757)
	Net Assets — 100.0%	$1,411,629,764

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan (see Note 2D -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities, including those sold and pending
settlement, is $4,679,031 and the total value of the collateral held by the Fund is $4,702,420.

(c)	Rate shown reflects yield as of June 30, 2023.
(d)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,411,169,101	$1,411,169,101	$—	$—
Money Market Funds	1,075,889	1,075,889	—	—
Repurchase Agreements	3,626,531	—	3,626,531	—
Total Investments	$1,415,871,521	$1,412,244,990	$3,626,531	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust NYSE® Arca® Biotechnology Index Fund (FBT)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$4,679,031
Non-cash Collateral(2)	(4,679,031)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At June 30, 2023, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$3,626,531
Non-cash Collateral(4)	(3,626,531)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At June 30, 2023, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Dow Jones Internet Index Fund (FDN)
Portfolio of Investments
June 30, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Broadline Retail — 12.9%
3,847,360	Amazon.com, Inc. (a)	$501,541,849
2,517,227	eBay, Inc.	112,494,875
915,431	Etsy, Inc. (a)	77,454,617
		691,491,341
	Communications Equipment — 11.1%
890,904	Arista Networks, Inc. (a)	144,379,902
1,485,133	Ciena Corp. (a)	63,103,301
5,232,557	Cisco Systems, Inc.	270,732,499
6,627,129	CommScope Holding Co., Inc. (a)	37,310,737
2,538,387	Juniper Networks, Inc.	79,527,665
		595,054,104
	Entertainment — 5.0%
613,485	Netflix, Inc. (a)	270,234,008
	Financial Services — 3.5%
2,793,507	PayPal Holdings, Inc. (a)	186,410,722
	Health Care Technology — 3.4%
2,136,289	Teladoc Health, Inc. (a)	54,090,837
637,011	Veeva Systems, Inc., Class A (a)	125,956,185
		180,047,022
	Hotels, Restaurants & Leisure — 6.9%
1,305,566	Airbnb, Inc., Class A (a)	167,321,339
1,444,591	DoorDash, Inc., Class A (a)	110,395,644
861,845	Expedia Group, Inc. (a)	94,277,224
		371,994,207
	Interactive Media & Services — 23.2%
2,248,960	Alphabet, Inc., Class A (a)	269,200,512
1,934,531	Alphabet, Inc., Class C (a)	234,020,215
2,051,243	Match Group, Inc. (a)	85,844,520
1,400,195	Meta Platforms, Inc., Class A (a)	401,827,961
3,738,580	Pinterest, Inc., Class A (a)	102,212,777
7,656,031	Snap, Inc., Class A (a)	90,647,407
2,525,172	ZoomInfo Technologies, Inc. (a)	64,114,117
		1,247,867,509
	IT Services — 10.3%
969,856	Akamai Technologies, Inc. (a)	87,160,959
1,602,068	Cloudflare, Inc., Class A (a)	104,727,185
2,458,996	Fastly, Inc., Class A (a)	38,778,367
1,121,854	GoDaddy, Inc., Class A (a)	84,284,891
1,129,747	Okta, Inc. (a)	78,347,955
907,032	Snowflake, Inc., Class A (a)	159,619,491
		552,918,848
	Real Estate Management & Development — 2.6%
14,531,055	Opendoor Technologies, Inc. (a)	58,414,841
Shares	Description	Value

	Real Estate Management & Development (Continued)
440,912	Zillow Group, Inc., Class A (a)	$21,692,871
1,236,686	Zillow Group, Inc., Class C (a)	62,155,838
		142,263,550
	Software — 21.1%
684,960	Atlassian Corp., Class A (a)	114,943,138
1,873,140	Box, Inc., Class A (a)	55,032,853
1,868,154	Confluent, Inc., Class A (a)	65,964,518
1,199,963	Datadog, Inc., Class A (a)	118,052,360
1,445,280	DocuSign, Inc. (a)	73,839,355
2,729,194	Dropbox, Inc., Class A (a)	72,787,604
2,250,174	Nutanix, Inc., Class A (a)	63,117,381
1,259,155	Salesforce, Inc. (a)	266,009,085
1,316,919	Smartsheet, Inc., Class A (a)	50,385,321
704,278	Workday, Inc., Class A (a)	159,089,357
1,377,505	Zoom Video Communications, Inc., Class A (a)	93,505,039
		1,132,726,011
	Total Common Stocks	5,371,007,322
	(Cost $6,325,753,989)
MONEY MARKET FUNDS — 0.1%
3,718,869	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.94% (b)	3,718,869
	(Cost $3,718,869)

	Total Investments — 100.1%	5,374,726,191
	(Cost $6,329,472,858)
	Net Other Assets and Liabilities — (0.1)%	(3,333,267)
	Net Assets — 100.0%	$5,371,392,924

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of June 30, 2023.
See Notes to Financial Statements

First Trust Dow Jones Internet Index Fund (FDN)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$5,371,007,322	$5,371,007,322	$—	$—
Money Market Funds	3,718,869	3,718,869	—	—
Total Investments	$5,374,726,191	$5,374,726,191	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Capital Strength ETF (FTCS)
Portfolio of Investments
June 30, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Aerospace & Defense — 5.6%
764,966	General Dynamics Corp.	$164,582,435
356,715	Lockheed Martin Corp.	164,224,452
364,695	Northrop Grumman Corp.	166,227,981
		495,034,868
	Air Freight & Logistics — 1.8%
881,781	United Parcel Service, Inc., Class B	158,059,244
	Beverages — 5.9%
2,687,473	Coca-Cola (The) Co.	161,839,624
3,243,501	Monster Beverage Corp. (a)	186,306,698
928,388	PepsiCo, Inc.	171,956,025
		520,102,347
	Biotechnology — 5.1%
1,059,865	AbbVie, Inc.	142,795,611
705,864	Amgen, Inc.	156,715,925
1,988,366	Gilead Sciences, Inc.	153,243,368
		452,754,904
	Capital Markets — 1.7%
3,021,461	Nasdaq, Inc.	150,619,831
	Chemicals — 2.0%
592,397	Air Products and Chemicals, Inc.	177,440,673
	Commercial Services & Supplies — 2.3%
2,195,850	Copart, Inc. (a)	200,283,479
	Communications Equipment — 2.2%
3,660,061	Cisco Systems, Inc.	189,371,556
	Consumer Staples Distribution & Retail — 4.1%
339,949	Costco Wholesale Corp.	183,021,742
1,134,465	Walmart, Inc.	178,315,209
		361,336,951
	Electronic Equipment, Instruments & Components — 2.2%
2,240,144	Amphenol Corp., Class A	190,300,233
	Financial Services — 4.0%
458,727	Mastercard, Inc., Class A	180,417,329
735,452	Visa, Inc., Class A	174,655,141
		355,072,470
	Food Products — 1.8%
2,138,295	Archer-Daniels-Midland Co.	161,569,570
	Ground Transportation — 2.1%
5,409,573	CSX Corp.	184,466,439
Shares	Description	Value

	Health Care Equipment & Supplies — 3.8%
1,541,577	Abbott Laboratories	$168,062,725
2,047,734	Hologic, Inc. (a)	165,805,022
		333,867,747
	Health Care Providers & Services — 10.1%
1,032,403	AmerisourceBergen Corp.	198,665,309
381,889	Elevance Health, Inc.	169,669,464
350,425	Humana, Inc.	156,685,530
624,710	Molina Healthcare, Inc. (a)	188,187,641
355,778	UnitedHealth Group, Inc.	171,001,138
		884,209,082
	Household Durables — 4.2%
1,761,309	Garmin Ltd.	183,686,916
29,058	NVR, Inc. (a)	184,536,316
		368,223,232
	Household Products — 1.9%
1,102,919	Procter & Gamble (The) Co.	167,356,929
	Industrial Conglomerates — 2.1%
877,870	Honeywell International, Inc.	182,158,025
	Insurance — 10.4%
2,608,862	Aflac, Inc.	182,098,568
515,986	Aon PLC, Class A	178,118,367
2,803,461	Brown & Brown, Inc.	192,990,255
956,450	Marsh & McLennan Cos., Inc.	179,889,116
2,992,572	W.R. Berkley Corp.	178,237,588
		911,333,894
	Machinery — 4.3%
739,147	Cummins, Inc.	181,209,278
2,353,147	PACCAR, Inc.	196,840,747
		378,050,025
	Media — 2.0%
4,590,204	Interpublic Group of (The) Cos., Inc.	177,090,070
	Pharmaceuticals — 9.9%
2,441,945	Bristol-Myers Squibb Co.	156,162,383
446,818	Eli Lilly & Co.	209,548,706
1,058,041	Johnson & Johnson	175,126,946
1,492,006	Merck & Co., Inc.	172,162,572
4,280,841	Pfizer, Inc.	157,021,248
		870,021,855
	Professional Services — 4.0%
799,834	Automatic Data Processing, Inc.	175,795,515
1,571,701	Paychex, Inc.	175,826,191
		351,621,706
See Notes to Financial Statements

First Trust Capital Strength ETF (FTCS)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Semiconductors & Semiconductor Equipment — 2.0%
972,392	Texas Instruments, Inc.	$175,050,008
	Specialty Retail — 2.1%
2,194,727	TJX (The) Cos., Inc.	186,090,902
	Technology Hardware, Storage & Peripherals — 2.4%
2,723,187	NetApp, Inc.	208,051,487

	Total Investments — 100.0%	8,789,537,527
	(Cost $8,284,433,776)
	Net Other Assets and Liabilities — 0.0%	4,079,211
	Net Assets — 100.0%	$8,793,616,738

(a)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$8,789,537,527	$8,789,537,527	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Value Line® Dividend Index Fund (FVD)
Portfolio of Investments
June 30, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 2.9%
327,745	General Dynamics Corp.	$70,514,337
362,562	L3Harris Technologies, Inc.	70,978,763
153,515	Lockheed Martin Corp.	70,675,235
155,151	Northrop Grumman Corp.	70,717,826
719,948	RTX Corp.	70,526,106
		353,412,267
	Air Freight & Logistics — 1.2%
750,982	C.H. Robinson Worldwide, Inc.	70,855,152
402,377	United Parcel Service, Inc., Class B	72,126,077
		142,981,229
	Automobile Components — 0.6%
2,498,592	Gentex Corp.	73,108,802
	Automobiles — 0.6%
449,763	Toyota Motor Corp., ADR	72,299,402
	Banks — 2.9%
779,009	Bank of Montreal	70,352,303
1,623,326	Canadian Imperial Bank of Commerce	69,283,554
499,398	JPMorgan Chase & Co.	72,632,445
739,554	Royal Bank of Canada	70,634,803
1,152,940	Toronto-Dominion (The) Bank	71,493,809
		354,396,914
	Beverages — 2.3%
1,135,427	Coca-Cola (The) Co.	68,375,414
411,164	Diageo PLC, ADR	71,328,731
2,233,642	Keurig Dr Pepper, Inc.	69,845,985
375,959	PepsiCo, Inc.	69,635,126
		279,185,256
	Biotechnology — 1.7%
515,087	AbbVie, Inc.	69,397,671
309,306	Amgen, Inc.	68,672,118
907,925	Gilead Sciences, Inc.	69,973,780
		208,043,569
	Building Products — 1.2%
979,716	A.O. Smith Corp.	71,303,730
1,053,197	Johnson Controls International PLC	71,764,844
		143,068,574
	Capital Markets — 2.4%
388,566	CME Group, Inc.	71,997,394
222,536	Goldman Sachs Group (The), Inc.	71,776,762
1,401,146	Nasdaq, Inc.	69,847,128
649,512	T. Rowe Price Group, Inc.	72,758,334
		286,379,618
Shares	Description	Value

	Chemicals — 3.6%
242,712	Air Products and Chemicals, Inc.	$72,699,526
904,734	International Flavors & Fragrances, Inc.	72,007,779
174,693	NewMarket Corp.	70,247,549
492,704	PPG Industries, Inc.	73,068,003
984,715	Sensient Technologies Corp.	70,042,778
749,847	Stepan Co.	71,655,379
		429,721,014
	Commercial Services & Supplies — 0.6%
416,883	Waste Management, Inc.	72,295,850
	Communications Equipment — 1.2%
1,384,402	Cisco Systems, Inc.	71,628,959
2,318,578	Juniper Networks, Inc.	72,641,049
		144,270,008
	Consumer Staples Distribution & Retail — 0.6%
1,490,052	Kroger (The) Co.	70,032,444
	Containers & Packaging — 2.3%
410,846	Avery Dennison Corp.	70,583,343
530,943	Packaging Corp. of America	70,169,427
1,493,894	Silgan Holdings, Inc.	70,048,690
1,204,070	Sonoco Products Co.	71,064,211
		281,865,671
	Diversified Telecommunication Services — 1.8%
1,552,277	BCE, Inc.	70,768,308
3,624,134	TELUS Corp.	70,525,648
1,924,976	Verizon Communications, Inc.	71,589,857
		212,883,813
	Electric Utilities — 12.1%
1,175,758	ALLETE, Inc.	68,158,691
1,312,271	Alliant Energy Corp.	68,867,982
829,682	American Electric Power Co., Inc.	69,859,224
1,843,301	Avangrid, Inc.	69,455,582
765,203	Duke Energy Corp.	68,669,317
702,483	Entergy Corp.	68,400,770
1,187,004	Evergy, Inc.	69,344,774
981,513	Eversource Energy	69,608,902
1,713,357	Exelon Corp.	69,802,164
1,629,417	Fortis, Inc.	70,211,579
1,904,928	Hawaiian Electric Industries, Inc.	68,958,394
668,500	IDACORP, Inc.	68,588,100
902,033	MGE Energy, Inc.	71,359,831
935,672	NextEra Energy, Inc.	69,426,862
1,927,645	OGE Energy Corp.	69,221,732
933,907	Otter Tail Corp.	73,741,297
See Notes to Financial Statements

First Trust Value Line® Dividend Index Fund (FVD)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Electric Utilities (Continued)
848,213	Pinnacle West Capital Corp.	$69,095,431
1,547,435	PNM Resources, Inc.	69,789,318
1,478,328	Portland General Electric Co.	69,230,100
969,063	Southern (The) Co.	68,076,676
1,105,807	Xcel Energy, Inc.	68,748,021
		1,458,614,747
	Electrical Equipment — 0.6%
787,123	Emerson Electric Co.	71,148,048
	Electronic Equipment, Instruments & Components — 1.2%
1,474,874	Avnet, Inc.	74,407,393
518,972	TE Connectivity Ltd.	72,739,116
		147,146,509
	Food Products — 8.0%
943,931	Archer-Daniels-Midland Co.	71,323,426
1,516,712	Campbell Soup Co.	69,328,906
2,027,737	Conagra Brands, Inc.	68,375,292
2,842,978	Flowers Foods, Inc.	70,733,293
849,143	General Mills, Inc.	65,129,268
267,834	Hershey (The) Co.	66,878,150
1,704,533	Hormel Foods Corp.	68,556,317
670,372	Ingredion, Inc.	71,025,913
445,297	J & J Snack Foods Corp.	70,517,233
458,092	J.M. Smucker (The) Co.	67,646,446
1,059,616	Kellogg Co.	71,418,118
352,635	Lancaster Colony Corp.	70,911,372
745,107	McCormick & Co., Inc.	64,995,684
949,214	Mondelez International, Inc., Class A	69,235,669
		966,075,087
	Gas Utilities — 2.9%
597,430	Atmos Energy Corp.	69,505,006
571,356	Chesapeake Utilities Corp.	67,991,364
1,504,241	New Jersey Resources Corp.	71,000,175
903,206	ONE Gas, Inc.	69,375,253
1,103,698	Spire, Inc.	70,018,601
		347,890,399
	Ground Transportation — 1.8%
585,157	Canadian National Railway Co.	70,844,958
313,325	Norfolk Southern Corp.	71,049,577
345,258	Union Pacific Corp.	70,646,692
		212,541,227
	Health Care Equipment & Supplies — 1.7%
640,597	Abbott Laboratories	69,837,885
Shares	Description	Value

	Health Care Equipment & Supplies (Continued)
1,554,704	Baxter International, Inc.	$70,832,314
798,976	Medtronic PLC	70,389,786
		211,059,985
	Health Care Providers & Services — 2.3%
995,147	CVS Health Corp.	68,794,512
2,556,485	Premier, Inc., Class A	70,712,375
491,623	Quest Diagnostics, Inc.	69,102,529
145,100	UnitedHealth Group, Inc.	69,740,864
		278,350,280
	Hotels, Restaurants & Leisure — 2.4%
217,736	Domino’s Pizza, Inc.	73,374,855
240,447	McDonald’s Corp.	71,751,789
707,632	Starbucks Corp.	70,098,026
517,847	Yum! Brands, Inc.	71,747,702
		286,972,372
	Household Durables — 0.6%
678,287	Garmin Ltd.	70,738,551
	Household Products — 3.5%
443,280	Clorox (The) Co.	70,499,251
906,978	Colgate-Palmolive Co.	69,873,585
509,647	Kimberly-Clark Corp.	70,361,865
467,739	Procter & Gamble (The) Co.	70,974,716
2,473,696	Reynolds Consumer Products, Inc.	69,881,912
375,631	WD-40 Co.	70,862,788
		422,454,117
	Industrial Conglomerates — 1.2%
692,271	3M Co.	69,289,404
343,128	Honeywell International, Inc.	71,199,060
		140,488,464
	Insurance — 5.2%
1,028,571	Aflac, Inc.	71,794,256
637,950	Allstate (The) Corp.	69,562,068
550,103	Assurant, Inc.	69,158,949
364,354	Chubb Ltd.	70,160,006
330,737	Erie Indemnity Co., Class A	69,458,077
204,463	Everest Re Group Ltd.	69,897,721
624,536	Hanover Insurance Group (The), Inc.	70,591,304
1,357,370	Sun Life Financial, Inc.	70,746,125
403,217	Travelers (The) Cos., Inc.	70,022,664
		631,391,170
	IT Services — 1.8%
727,787	Amdocs Ltd.	71,941,745
See Notes to Financial Statements

First Trust Value Line® Dividend Index Fund (FVD)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	IT Services (Continued)
1,112,888	Cognizant Technology Solutions Corp., Class A	$72,649,329
4,484,571	Infosys Ltd., ADR	72,067,056
		216,658,130
	Machinery — 3.0%
293,359	Caterpillar, Inc.	72,180,982
296,764	Cummins, Inc.	72,754,662
1,130,627	Donaldson Co., Inc.	70,675,494
283,405	Illinois Tool Works, Inc.	70,896,595
250,229	Snap-on, Inc.	72,113,495
		358,621,228
	Media — 0.6%
1,713,777	Comcast Corp., Class A	71,207,434
	Multi-Utilities — 6.3%
847,900	Ameren Corp.	69,247,993
1,788,754	Avista Corp.	70,244,370
1,154,855	Black Hills Corp.	69,591,562
1,166,488	CMS Energy Corp.	68,531,170
758,192	Consolidated Edison, Inc.	68,540,557
1,316,742	Dominion Energy, Inc.	68,194,068
629,056	DTE Energy Co.	69,208,741
1,219,276	NorthWestern Corp.	69,206,106
1,118,435	Public Service Enterprise Group, Inc.	70,025,215
475,939	Sempra	69,291,959
781,726	WEC Energy Group, Inc.	68,979,502
		761,061,243
	Oil, Gas & Consumable Fuels — 0.6%
1,886,317	Enbridge, Inc.	70,076,677
	Personal Care Products — 0.6%
1,345,808	Unilever PLC, ADR	70,156,971
	Pharmaceuticals — 4.0%
969,063	AstraZeneca PLC, ADR	69,355,839
1,072,863	Bristol-Myers Squibb Co.	68,609,589
424,803	Johnson & Johnson	70,313,393
614,706	Merck & Co., Inc.	70,930,925
698,534	Novartis AG, ADR	70,489,066
1,884,273	Pfizer, Inc.	69,115,134
1,299,756	Sanofi, ADR	70,056,848
		488,870,794
	Professional Services — 3.5%
322,499	Automatic Data Processing, Inc.	70,882,055
638,886	Booz Allen Hamilton Holding Corp.	71,299,678
434,687	Broadridge Financial Solutions, Inc.	71,997,208
1,352,878	CSG Systems International, Inc.	71,350,786
Shares	Description	Value

	Professional Services (Continued)
628,206	Paychex, Inc.	$70,277,405
967,174	Robert Half International, Inc.	72,750,828
		428,557,960
	Semiconductors & Semiconductor Equipment — 1.8%
373,032	Analog Devices, Inc.	72,670,364
694,348	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	70,073,600
411,928	Texas Instruments, Inc.	74,155,279
		216,899,243
	Software — 1.2%
1,732,576	Open Text Corp.	71,988,533
524,890	SAP SE, ADR	71,810,201
		143,798,734
	Specialized REITs — 1.8%
369,481	American Tower Corp.	71,657,145
627,409	Crown Castle, Inc.	71,486,982
240,657	Public Storage	70,242,965
		213,387,092
	Specialty Retail — 1.7%
225,764	Home Depot (The), Inc.	70,131,329
318,916	Lowe’s Cos., Inc.	71,979,341
317,312	Tractor Supply Co.	70,157,683
		212,268,353
	Tobacco — 0.6%
1,570,512	Altria Group, Inc.	71,144,194
	Trading Companies & Distributors — 1.2%
1,207,417	Fastenal Co.	71,225,529
191,463	Watsco, Inc.	73,037,390
		144,262,919
	Water Utilities — 1.2%
819,126	American States Water Co.	71,263,962
876,557	Middlesex Water Co.	70,703,088
		141,967,050
	Wireless Telecommunication Services — 0.6%
1,552,277	Rogers Communications, Inc., Class B	70,845,922

	Total Investments — 99.9%	12,048,599,331
	(Cost $11,059,125,202)
	Net Other Assets and Liabilities — 0.1%	16,052,376
	Net Assets — 100.0%	$12,064,651,707

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
See Notes to Financial Statements

First Trust Value Line® Dividend Index Fund (FVD)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$12,048,599,331	$12,048,599,331	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

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First Trust Exchange-Traded Fund
Statements of Assets and Liabilities
June 30, 2023 (Unaudited)

	First Trust Dow Jones Select MicroCap Index Fund (FDM)	First Trust Morningstar Dividend Leaders Index Fund (FDL)	First Trust US Equity Opportunities ETF (FPX)	First Trust NYSE® Arca® Biotechnology Index Fund (FBT)
ASSETS:
Investments, at value	$169,923,489	$4,422,833,687	$819,959,846	$1,415,871,521
Cash	47,397	435,195	2,600,427	1,494,525
Receivables:
Investment securities sold	352,587	20,373,341	—	7,580,186
Dividends	167,796	12,468,895	232,627	—
Securities lending income	15,247	—	175,635	599
Reclaims	268	—	10,993	69,294
Capital shares sold	—	—	—	—
Prepaid expenses	3,345	25,080	3,808	4,693
Total Assets	170,510,129	4,456,136,198	822,983,336	1,425,020,818

LIABILITIES:
Payables:
Collateral for securities on loan	15,052,805	—	31,258,152	4,702,420
Investment securities purchased	380,185	—	2,302,236	—
Licensing fees	60,464	1,057,918	178,984	293,377
Investment advisory fees	54,991	1,137,842	255,990	484,363
Audit and tax fees	13,602	14,885	14,915	15,238
Shareholder reporting fees	10,888	77,790	67,032	66,103
Capital shares redeemed	—	20,419,268	—	7,583,318
Other liabilities	28,927	635,610	150,170	246,235
Total Liabilities	15,601,862	23,343,313	34,227,479	13,391,054
NET ASSETS	$154,908,267	$4,432,792,885	$788,755,857	$1,411,629,764

NET ASSETS consist of:
Paid-in capital	$216,573,594	$5,000,403,703	$1,354,019,785	$1,972,338,011
Par value	27,550	1,302,500	89,500	92,500
Accumulated distributable earnings (loss)	(61,692,877)	(568,913,318)	(565,353,428)	(560,800,747)
NET ASSETS	$154,908,267	$4,432,792,885	$788,755,857	$1,411,629,764
NET ASSET VALUE, per share	$56.23	$34.03	$88.13	$152.61
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	2,755,000	130,250,002	8,950,002	9,250,002
Investments, at cost	$178,725,266	$4,627,156,018	$737,267,450	$1,324,952,901
Securities on loan, at value	$14,660,003	$—	$31,344,815	$4,679,031
See Notes to Financial Statements

First Trust Dow Jones Internet Index Fund (FDN)	First Trust Capital Strength ETF (FTCS)	First Trust Value Line® Dividend Index Fund (FVD)

$5,374,726,191	$8,789,537,527	$12,048,599,331
—	3,573,890	11,100,093

48,382,825	11,134,996	3,969,432
9,024	5,163,245	20,374,056
76	—	—
—	—	3,329,924
32,343,482	—	3,973,229
3,554	120,851	44,701
5,455,465,152	8,809,530,509	12,091,390,766

—	—	—
32,341,894	—	9,222,647
677,911	—	7,021,791
1,608,745	3,435,748	4,696,396
22,188	21,008	23,602
386,078	237,317	343,638
48,385,760	11,146,004	3,973,229
649,652	1,073,694	1,457,756
84,072,228	15,913,771	26,739,059
$5,371,392,924	$8,793,616,738	$12,064,651,707

$7,296,035,451	$9,069,155,108	$11,647,761,293
329,500	1,170,500	3,009,909
(1,924,972,027)	(276,708,870)	413,880,505
$5,371,392,924	$8,793,616,738	$12,064,651,707
$163.02	$75.13	$40.08
32,950,002	117,050,002	300,990,884
$6,329,472,858	$8,284,433,776	$11,059,125,202
$—	$—	$—
See Notes to Financial Statements

First Trust Exchange-Traded Fund
Statements of Operations
For the Six Months Ended June 30, 2023 (Unaudited)

	First Trust Dow Jones Select MicroCap Index Fund (FDM)	First Trust Morningstar Dividend Leaders Index Fund (FDL)	First Trust US Equity Opportunities ETF (FPX)
INVESTMENT INCOME:
Dividends	$2,203,366	$121,961,208	$2,851,222
Securities lending income (net of fees)	78,624	—	699,162
Foreign withholding tax	(828)	—	—
Total investment income	2,281,162	121,961,208	3,550,384

EXPENSES:
Investment advisory fees	366,900	7,338,148	1,571,551
Licensing fees	44,028	2,241,503	392,888
Accounting and administration fees	38,637	913,511	197,321
Shareholder reporting fees	14,636	188,776	57,998
Audit and tax fees	14,248	14,633	14,706
Listing fees	3,874	4,834	3,874
Transfer agent fees	3,669	74,359	19,644
Trustees’ fees and expenses	3,659	5,638	3,843
Custodian fees	3,238	36,249	7,488
Legal fees	1,507	35,246	10,419
Other expenses	1,685	26,018	8,456
Total expenses	496,081	10,878,915	2,288,188
Less fees waived and expenses reimbursed by the investment advisor	(55,782)	—	—
Net expenses	440,299	10,878,915	2,288,188
NET INVESTMENT INCOME (LOSS)	1,840,863	111,082,293	1,262,196

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(82,408)	(179,264,595)	(47,554,369)
In-kind redemptions	2,025,416	229,074,979	14,516,292
Foreign currency transactions	—	—	—
Net realized gain (loss)	1,943,008	49,810,384	(33,038,077)
Net change in unrealized appreciation (depreciation) on:
Investments	1,351,560	(429,176,981)	122,254,649
Foreign currency translation	—	—	—
Net change in unrealized appreciation (depreciation)	1,351,560	(429,176,981)	122,254,649
NET REALIZED AND UNREALIZED GAIN (LOSS)	3,294,568	(379,366,597)	89,216,572
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,135,431	$(268,284,304)	$90,478,768
See Notes to Financial Statements

First Trust NYSE® Arca® Biotechnology Index Fund (FBT)	First Trust Dow Jones Internet Index Fund (FDN)	First Trust Capital Strength ETF (FTCS)	First Trust Value Line® Dividend Index Fund (FVD)

$1,846,463	$4,970,812	$88,438,181	$191,146,144
1,977	1,215	—	—
—	—	—	(4,848,392)
1,848,440	4,972,027	88,438,181	186,297,752

2,950,184	8,031,702	20,769,964	28,875,506
590,037	1,124,324	3,719	7,627,484
345,267	781,417	1,325,360	1,726,858
73,230	288,530	293,485	412,707
14,674	16,966	16,667	17,762
3,874	5,188	2,251	19,451
30,836	63,098	119,643	164,208
4,173	4,894	6,505	7,936
43,473	162,937	107,732	50,083
13,897	44,041	84,161	122,818
9,845	35,018	63,332	93,778
4,079,490	10,558,115	22,792,819	39,118,591
—	—	—	—
4,079,490	10,558,115	22,792,819	39,118,591
(2,231,050)	(5,586,088)	65,645,362	147,179,161

(30,019,279)	(348,912,369)	(134,663,890)	(1,995,864)
23,947,358	176,060,172	210,751,111	234,465,127
—	—	—	(11,955)
(6,071,921)	(172,852,197)	76,087,221	232,457,308

(8,953,364)	1,307,950,463	(34,576,105)	(174,574,184)
—	—	—	333
(8,953,364)	1,307,950,463	(34,576,105)	(174,573,851)
(15,025,285)	1,135,098,266	41,511,116	57,883,457
$(17,256,335)	$1,129,512,178	$107,156,478	$205,062,618
See Notes to Financial Statements

First Trust Exchange-Traded Fund
Statements of Changes in Net Assets

	First Trust Dow Jones Select MicroCap Index Fund (FDM)		First Trust Morningstar Dividend Leaders Index Fund (FDL)
	Six Months Ended 6/30/2023 (Unaudited)	Year Ended 12/31/2022	Six Months Ended 6/30/2023 (Unaudited)	Year Ended 12/31/2022
OPERATIONS:
Net investment income (loss)	$1,840,863	$2,691,970	$111,082,293	$122,503,215
Net realized gain (loss)	1,943,008	8,379,423	49,810,384	35,160,034
Net change in unrealized appreciation (depreciation)	1,351,560	(34,793,960)	(429,176,981)	(5,208,289)
Net increase (decrease) in net assets resulting from operations	5,135,431	(23,722,567)	(268,284,304)	152,454,960

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(1,587,186)	(2,696,103)	(104,482,507)	(122,518,973)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	18,511,285	113,413,517	1,709,231,253	3,837,574,234
Cost of shares redeemed	(11,592,813)	(131,289,899)	(1,705,488,963)	(828,602,429)
Net increase (decrease) in net assets resulting from shareholder transactions	6,918,472	(17,876,382)	3,742,290	3,008,971,805
Total increase (decrease) in net assets	10,466,717	(44,295,052)	(369,024,521)	3,038,907,792

NET ASSETS:
Beginning of period	144,441,550	188,736,602	4,801,817,406	1,762,909,614
End of period	$154,908,267	$144,441,550	$4,432,792,885	$4,801,817,406

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	2,605,000	2,955,000	131,400,002	49,600,002
Shares sold	350,000	1,900,000	48,050,000	105,600,000
Shares redeemed	(200,000)	(2,250,000)	(49,200,000)	(23,800,000)
Shares outstanding, end of period	2,755,000	2,605,000	130,250,002	131,400,002
See Notes to Financial Statements

First Trust US Equity Opportunities ETF (FPX)		First Trust NYSE® Arca® Biotechnology Index Fund (FBT)		First Trust Dow Jones Internet Index Fund (FDN)
Six Months Ended 6/30/2023 (Unaudited)	Year Ended 12/31/2022	Six Months Ended 6/30/2023 (Unaudited)	Year Ended 12/31/2022	Six Months Ended 6/30/2023 (Unaudited)	Year Ended 12/31/2022

$1,262,196	$9,971,724	$(2,231,050)	$(3,533,844)	$(5,586,088)	$(13,722,408)
(33,038,077)	(201,088,840)	(6,071,921)	(231,261,606)	(172,852,197)	400,961,949
122,254,649	(386,182,483)	(8,953,364)	140,025,277	1,307,950,463	(4,159,637,254)
90,478,768	(577,299,599)	(17,256,335)	(94,770,173)	1,129,512,178	(3,772,397,713)

(1,740,325)	(9,427,777)	—	—	—	—

—	49,560,039	31,166,011	126,254,644	1,989,355,579	2,488,710,947
(103,076,336)	(515,443,931)	(85,634,989)	(256,885,942)	(1,300,314,693)	(5,131,046,629)
(103,076,336)	(465,883,892)	(54,468,978)	(130,631,298)	689,040,886	(2,642,335,682)
(14,337,893)	(1,052,611,268)	(71,725,313)	(225,401,471)	1,818,553,064	(6,414,733,395)

803,093,750	1,855,705,018	1,483,355,077	1,708,756,548	3,552,839,860	9,967,573,255
$788,755,857	$803,093,750	$1,411,629,764	$1,483,355,077	$5,371,392,924	$3,552,839,860

10,200,002	15,150,002	9,600,002	10,550,002	28,850,002	44,100,002
—	500,000	200,000	850,000	12,900,000	17,850,000
(1,250,000)	(5,450,000)	(550,000)	(1,800,000)	(8,800,000)	(33,100,000)
8,950,002	10,200,002	9,250,002	9,600,002	32,950,002	28,850,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund
Statements of Changes in Net Assets (Continued)

	First Trust Capital Strength ETF (FTCS)		First Trust Value Line® Dividend Index Fund (FVD)
	Six Months Ended 6/30/2023 (Unaudited)	Year Ended 12/31/2022	Six Months Ended 6/30/2023 (Unaudited)	Year Ended 12/31/2022
OPERATIONS:
Net investment income (loss)	$65,645,362	$101,795,857	$147,179,161	$251,184,769
Net realized gain (loss)	76,087,221	(117,550,809)	232,457,308	494,800,079
Net change in unrealized appreciation (depreciation)	(34,576,105)	(1,009,131,344)	(174,573,851)	(1,448,623,545)
Net increase (decrease) in net assets resulting from operations	107,156,478	(1,024,886,296)	205,062,618	(702,638,697)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(61,957,871)	(104,442,497)	(143,239,597)	(255,493,903)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	1,887,952,465	3,134,829,083	641,387,540	2,857,719,852
Cost of shares redeemed	(1,831,681,935)	(2,805,284,887)	(1,081,229,649)	(2,411,103,178)
Net increase (decrease) in net assets resulting from shareholder transactions	56,270,530	329,544,196	(439,842,109)	446,616,674
Total increase (decrease) in net assets	101,469,137	(799,784,597)	(378,019,088)	(511,515,926)

NET ASSETS:
Beginning of period	8,692,147,601	9,491,932,198	12,442,670,795	12,954,186,721
End of period	$8,793,616,738	$8,692,147,601	$12,064,651,707	$12,442,670,795

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	116,100,002	112,300,002	311,940,884	301,240,884
Shares sold	25,450,000	40,300,000	16,000,000	70,050,000
Shares redeemed	(24,500,000)	(36,500,000)	(26,950,000)	(59,350,000)
Shares outstanding, end of period	117,050,002	116,100,002	300,990,884	311,940,884
See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights
For a share outstanding throughout each period
First Trust Dow Jones Select MicroCap Index Fund (FDM)

	Six Months Ended 6/30/2023 (Unaudited)	Year Ended December 31,
		2022	2021	2020	2019	2018
Net asset value, beginning of period	$55.45	$63.87	$47.94	$51.09	$40.76	$47.21
Income from investment operations:
Net investment income (loss)	0.68 (a)	1.00	0.64	0.80	0.66	0.56
Net realized and unrealized gain (loss)	0.69	(8.42)	15.98	(3.15)	10.37	(6.50)
Total from investment operations	1.37	(7.42)	16.62	(2.35)	11.03	(5.94)
Distributions paid to shareholders from:
Net investment income	(0.59)	(1.00)	(0.69)	(0.80)	(0.70)	(0.51)
Net asset value, end of period	$56.23	$55.45	$63.87	$47.94	$51.09	$40.76
Total return (b)	2.49%	(11.56)%	34.71%	(4.25)%	27.25%	(12.68)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$154,908	$144,442	$188,737	$122,482	$156,067	$138,777
Ratio of total expenses to average net assets	0.68% (c)	0.69%	0.69%	0.71%	0.70%	0.73%
Ratio of net expenses to average net assets	0.60% (c)	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	2.51% (c)	1.72%	1.10%	1.88%	1.42%	1.29%
Portfolio turnover rate (d)	7%	84%	95%	95%	64%	75%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Morningstar Dividend Leaders Index Fund (FDL)

	Six Months Ended 6/30/2023 (Unaudited)	Year Ended December 31,
		2022	2021	2020	2019	2018
Net asset value, beginning of period	$36.54	$35.54	$29.59	$32.58	$27.24	$30.06
Income from investment operations:
Net investment income (loss)	0.80 (a)	1.30	1.29	1.32	1.22	1.09
Net realized and unrealized gain (loss)	(2.54)	1.01	5.95	(2.98)	5.34	(2.83)
Total from investment operations	(1.74)	2.31	7.24	(1.66)	6.56	(1.74)
Distributions paid to shareholders from:
Net investment income	(0.77)	(1.31)	(1.29)	(1.33)	(1.22)	(1.08)
Net asset value, end of period	$34.03	$36.54	$35.54	$29.59	$32.58	$27.24
Total return (b)	(4.80)%	6.71%	24.76%	(4.42)%	24.36%	(5.87)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$4,432,793	$4,801,817	$1,762,910	$1,399,483	$1,841,000	$1,386,483
Ratio of total expenses to average net assets	0.44% (c)	0.45%	0.46%	0.46%	0.46%	0.47%
Ratio of net expenses to average net assets	0.44% (c)	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of net investment income (loss) to average net assets	4.48% (c)	4.15%	3.90%	4.73%	4.06%	3.70%
Portfolio turnover rate (d)	33%	60%	59%	63%	39%	39%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust US Equity Opportunities ETF (FPX)

	Six Months Ended 6/30/2023 (Unaudited)	Year Ended December 31,
		2022	2021	2020	2019	2018
Net asset value, beginning of period	$78.73	$122.49	$118.32	$80.41	$62.07	$68.18
Income from investment operations:
Net investment income (loss)	0.13 (a)	0.90	0.08	0.24	0.58	0.52
Net realized and unrealized gain (loss)	9.45	(43.81)	4.26	38.01	18.30	(6.08)
Total from investment operations	9.58	(42.91)	4.34	38.25	18.88	(5.56)
Distributions paid to shareholders from:
Net investment income	(0.18)	(0.85)	(0.17)	(0.34)	(0.54)	(0.55)
Net asset value, end of period	$88.13	$78.73	$122.49	$118.32	$80.41	$62.07
Total return (b)	12.18%	(35.05)%	3.67%	47.76%	30.45%	(8.22)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$788,756	$803,094	$1,855,705	$1,946,373	$1,330,835	$912,479
Ratio of total expenses to average net assets	0.58% (c)	0.58%	0.57%	0.57%	0.58%	0.59%
Ratio of net investment income (loss) to average net assets	0.32% (c)	0.86%	0.07%	0.26%	0.79%	0.74%
Portfolio turnover rate (d)	78%	115%	85%	75%	81%	57%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust NYSE® Arca® Biotechnology Index Fund (FBT)

	Six Months Ended 6/30/2023 (Unaudited)	Year Ended December 31,
		2022	2021	2020	2019	2018
Net asset value, beginning of period	$154.52	$161.97	$168.08	$148.84	$124.26	$124.52
Income from investment operations:
Net investment income (loss)	(0.24) (a)	(0.37)	(0.42)	(0.45)	(0.51)	(0.22)
Net realized and unrealized gain (loss)	(1.67)	(7.08)	(5.69)	19.69	25.09	(0.04)
Total from investment operations	(1.91)	(7.45)	(6.11)	19.24	24.58	(0.26)
Net asset value, end of period	$152.61	$154.52	$161.97	$168.08	$148.84	$124.26
Total return (b)	(1.24)%	(4.60)%	(3.64)%	12.93%	19.78%	(0.21)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,411,630	$1,483,355	$1,708,757	$2,042,173	$1,800,927	$2,342,213
Ratio of total expenses to average net assets	0.55% (c)	0.56%	0.55%	0.55%	0.55%	0.57%
Ratio of net investment income (loss) to average net assets	(0.30)% (c)	(0.25)%	(0.23)%	(0.28)%	(0.25)%	(0.21)%
Portfolio turnover rate (d)	12%	39%	39%	26%	31%	37%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Dow Jones Internet Index Fund (FDN)

	Six Months Ended 6/30/2023 (Unaudited)	Year Ended December 31,
		2022	2021	2020	2019	2018
Net asset value, beginning of period	$123.15	$226.02	$212.37	$139.12	$116.66	$109.82
Income from investment operations:
Net investment income (loss)	(0.19) (a)	(0.48)	(0.73)	(0.34)	(0.14)	(0.35)
Net realized and unrealized gain (loss)	40.06	(102.39)	14.38	73.59	22.60	7.19
Total from investment operations	39.87	(102.87)	13.65	73.25	22.46	6.84
Net asset value, end of period	$163.02	$123.15	$226.02	$212.37	$139.12	$116.66
Total return (b)	32.37%	(45.51)%	6.43%	52.65%	19.26%	6.23%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$5,371,393	$3,552,840	$9,967,573	$11,075,029	$7,853,367	$7,016,807
Ratio of total expenses to average net assets	0.52% (c)	0.52%	0.51%	0.51%	0.52%	0.52%
Ratio of net investment income (loss) to average net assets	(0.28)% (c)	(0.26)%	(0.30)%	(0.20)%	(0.10)%	(0.27)%
Portfolio turnover rate (d)	14%	24%	19%	39%	28%	21%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Capital Strength ETF (FTCS)

	Six Months Ended 6/30/2023 (Unaudited)	Year Ended December 31,
		2022	2021	2020	2019	2018
Net asset value, beginning of period	$74.87	$84.52	$67.55	$60.37	$48.29	$50.95
Income from investment operations:
Net investment income (loss)	0.56 (a)	0.90	0.91	0.63	0.76	0.60
Net realized and unrealized gain (loss)	0.23	(9.63)	16.95	7.18	12.08	(2.65)
Total from investment operations	0.79	(8.73)	17.86	7.81	12.84	(2.05)
Distributions paid to shareholders from:
Net investment income	(0.53)	(0.92)	(0.89)	(0.63)	(0.76)	(0.61)
Net asset value, end of period	$75.13	$74.87	$84.52	$67.55	$60.37	$48.29
Total return (b)	1.05%	(10.28)%	26.61%	13.07%	26.72%	(4.09)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$8,793,617	$8,692,148	$9,491,932	$7,021,909	$3,392,623	$1,376,131
Ratio of total expenses to average net assets	0.53% (c)	0.55%	0.55%	0.56%	0.58%	0.60%
Ratio of net investment income (loss) to average net assets	1.53% (c)	1.21%	1.23%	1.10%	1.46%	1.30%
Portfolio turnover rate (d)	53%	135%	117%	133%	125%	117%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Value Line® Dividend Index Fund (FVD)

	Six Months Ended 6/30/2023 (Unaudited)	Year Ended December 31,
		2022	2021	2020	2019	2018
Net asset value, beginning of period	$39.89	$43.00	$35.10	$36.03	$29.07	$30.84
Income from investment operations:
Net investment income (loss)	0.48 (a)	0.82	0.74	0.79	0.73	0.73
Net realized and unrealized gain (loss)	0.18	(3.10)	7.91	(0.91)	6.96	(1.77)
Total from investment operations	0.66	(2.28)	8.65	(0.12)	7.69	(1.04)
Distributions paid to shareholders from:
Net investment income	(0.47)	(0.83)	(0.75)	(0.81)	(0.73)	(0.73)
Net asset value, end of period	$40.08	$39.89	$43.00	$35.10	$36.03	$29.07
Total return (b)	1.66%	(5.24)%	24.86%	(0.04)%	26.60%	(3.44)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$12,064,652	$12,442,671	$12,954,187	$10,149,204	$9,665,219	$4,374,483
Ratio of total expenses to average net assets	0.64% (c)	0.65%	0.67%	0.70%	0.71%	0.72%
Ratio of net expenses to average net assets	0.64% (c)	0.65%	0.67%	0.70%	0.70%	0.70%
Ratio of net investment income (loss) to average net assets	2.42% (c)	2.04%	1.91%	2.47%	2.36%	2.40%
Portfolio turnover rate (d)	26%	53%	47%	86%	53%	58%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund
June 30, 2023 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on August 8, 2003, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of twenty-three exchange-traded funds. This report covers the seven funds (each a “Fund” and collectively, the “Funds”) listed below:

First Trust Dow Jones Select MicroCap Index Fund – (NYSE Arca, Inc. (“NYSE Arca”) ticker “FDM”)
First Trust Morningstar Dividend Leaders Index Fund – (NYSE Arca ticker “FDL”)
First Trust US Equity Opportunities ETF – (NYSE Arca ticker “FPX”)
First Trust NYSE® Arca® Biotechnology Index Fund – (NYSE Arca ticker “FBT”)
First Trust Dow Jones Internet Index Fund – (NYSE Arca ticker “FDN”)
First Trust Capital Strength ETF – (The Nasdaq Stock Market LLC (“Nasdaq”) ticker “FTCS”)
First Trust Value Line® Dividend Index Fund – (NYSE Arca ticker “FVD”)
Each Fund represents a separate series of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.” The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the following indices:

Fund	Index
First Trust Dow Jones Select MicroCap Index Fund	Dow Jones Select MicroCap IndexSM
First Trust Morningstar Dividend Leaders Index Fund	Morningstar® Dividend Leaders IndexSM
First Trust US Equity Opportunities ETF	IPOX®-100 U.S. Index
First Trust NYSE® Arca® Biotechnology Index Fund	NYSE® Arca® Biotechnology Index
First Trust Dow Jones Internet Index Fund	Dow Jones Internet Composite IndexSM
First Trust Capital Strength ETF	The Capital StrengthTM Index
First Trust Value Line® Dividend Index Fund	Value Line® Dividend Index
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2023 (Unaudited)
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Shares of open-end funds are valued based on NAV per share.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Overnight repurchase agreements are valued at amortized cost when it represents the most appropriate reflection of fair market value.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2023 (Unaudited)
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of June 30, 2023, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.
Distributions received from a Fund’s investments in real estate investment trusts (“REITs”) may be comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until after the REITs’ fiscal year end. A Fund records the character of distributions received from REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
C. Offsetting on the Statements of Assets and Liabilities
Offsetting Assets and Liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statements of Assets and Liabilities and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a Fund’s financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.
This disclosure, if applicable, is included within each Fund’s Portfolio of Investments under the heading “Offsetting Assets and Liabilities.” For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements (“MNAs”) or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.
D. Securities Lending
The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.
Under the Funds’ Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. (“BBH”) acts as the Funds’ securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers with the exception of FPX. The Bank of New York Mellon (“BNYM”) acts as FPX’s securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2023 (Unaudited)
lending agent or dividends or interest earned from the investment of cash collateral. The fees received from the securities lending agent are accrued daily. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2023, only FDM, FPX, and FBT had securities in the securities lending program. During the six months ended June 30, 2023, FDM, FPX, FBT, and FDN participated in the securities lending program.
In the event of a default by a borrower with respect to any loan, BBH or BNYM will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH and BNYM to exercise these remedies, a Fund sustains losses as a result of a borrower’s default, BBH or BNYM will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH or BNYM.
E. Repurchase Agreements
Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.
MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.
Repurchase agreements received for lending securities are collateralized by U.S. Treasury securities. The U.S. Treasury securities are held in a joint custody account at BBH or BNYM on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a Fund’s portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund is less than the repurchase price and the Fund’s costs associated with the delay and enforcement of the MRA.
While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the six months ended June 30, 2023, were received as collateral for lending securities.
F. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized gains earned by each Fund, if any, are distributed at least annually. A Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by each Fund during the fiscal year ended December 31, 2022 was as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Dow Jones Select MicroCap Index Fund	$2,696,103	$—	$—
First Trust Morningstar Dividend Leaders Index Fund	122,518,973	—	—
First Trust US Equity Opportunities ETF	9,427,777	—	—
First Trust NYSE® Arca® Biotechnology Index Fund	—	—	—
First Trust Dow Jones Internet Index Fund	—	—	—

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2023 (Unaudited)
	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Capital Strength ETF	$104,442,497	$—	$—
First Trust Value Line® Dividend Index Fund	255,493,903	—	—
As of December 31, 2022, the components of distributable earnings on a tax basis for each Fund were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust Dow Jones Select MicroCap Index Fund	$—	$(53,504,160)	$(11,736,962)
First Trust Morningstar Dividend Leaders Index Fund	428,089	(339,388,648)	142,814,052
First Trust US Equity Opportunities ETF	564,575	(614,449,867)	(40,206,579)
First Trust NYSE® Arca® Biotechnology Index Fund	—	(608,689,298)	65,144,886
First Trust Dow Jones Internet Index Fund	—	(570,251,563)	(2,484,232,642)
First Trust Capital Strength ETF	165,743	(835,844,643)	513,771,423
First Trust Value Line® Dividend Index Fund	—	(482,206,022)	834,263,506
G. Income Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2019, 2020, 2021, and 2022 remain open to federal and state audit. As of June 30, 2023, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At December 31, 2022, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the table below, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund’s shareholders.

Non-Expiring Capital Loss Carryforward
First Trust Dow Jones Select MicroCap Index Fund	$53,504,160
First Trust Morningstar Dividend Leaders Index Fund	339,388,648
First Trust US Equity Opportunities ETF	614,449,867
First Trust NYSE® Arca® Biotechnology Index Fund	608,689,298
First Trust Dow Jones Internet Index Fund	570,251,563
First Trust Capital Strength ETF	835,844,643
First Trust Value Line® Dividend Index Fund*	482,206,022

*
$11,007,161 of First Trust Value Line® Dividend Index Fund’s non-expiring net capital losses is subject to loss limitation resulting from reorganization activity. This limitation generally reduces the utilization of these losses to a maximum of $364,518 per year.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2023 (Unaudited)
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended December 31, 2022, the Funds had no net late year ordinary or capital losses.
As of June 30, 2023, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust Dow Jones Select MicroCap Index Fund	$178,725,266	$17,090,194	$(25,891,971)	$(8,801,777)
First Trust Morningstar Dividend Leaders Index Fund	4,627,156,018	62,937,411	(267,259,742)	(204,322,331)
First Trust US Equity Opportunities ETF	737,267,450	92,640,101	(9,947,705)	82,692,396
First Trust NYSE® Arca® Biotechnology Index Fund	1,324,952,901	224,709,449	(133,790,829)	90,918,620
First Trust Dow Jones Internet Index Fund	6,329,472,858	305,639,527	(1,260,386,194)	(954,746,667)
First Trust Capital Strength ETF	8,284,433,776	736,503,424	(231,399,673)	505,103,751
First Trust Value Line® Dividend Index Fund	11,059,125,202	1,288,553,641	(299,079,512)	989,474,129
H. Expenses
Expenses that are directly related to one of the Funds are charged directly to the respective Fund. General expenses of the Trust are allocated to all the Funds based upon the net assets of each Fund.
First Trust has entered into licensing agreements with each of the following “Licensors” for the respective Funds:

Fund	Licensor
First Trust Dow Jones Select MicroCap Index Fund	S&P Dow Jones Indices LLC
First Trust Morningstar Dividend Leaders Index Fund	Morningstar, Inc.
First Trust US Equity Opportunities ETF	IPOX® Schuster LLC
First Trust NYSE® Arca® Biotechnology Index Fund	ICE Data Indices, LLC
First Trust Dow Jones Internet Index Fund	S&P Dow Jones Indices LLC
First Trust Capital Strength ETF	Nasdaq, Inc.
First Trust Value Line® Dividend Index Fund	Value Line Publishing LLC
The respective license agreements allow for the use by First Trust of certain trademarks and trade names of the respective Licensors. The Funds are sub-licensees to the applicable license agreement. The respective Funds are required to pay licensing fees, which are shown on the Statements of Operations.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
The management fee payable by each Fund to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2023 (Unaudited)
Breakpoints	FDM	FDL	FPX	FBT	FDN	FTCS	FVD
Fund net assets up to and including $2.5 billion	0.5000%	0.3000%	0.40%	0.40%	0.40%	0.5000%	0.5000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.4875%	0.2925%	0.39%	0.39%	0.39%	0.4875%	0.4875%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.4750%	0.2850%	0.38%	0.38%	0.38%	0.4750%	0.4750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.4625%	0.2775%	0.37%	0.37%	0.37%	0.4625%	0.4625%
Fund net assets greater than $10 billion up to and including $15 billion	0.4500%	0.2700%	0.36%	0.36%	0.36%	0.4500%	0.4500%
Fund net assets greater than $15 billion	0.4250%	0.2550%	0.34%	0.34%	0.34%	0.4250%	0.4250%
The Trust and the Advisor have entered into an Expense Reimbursement and Fee Waiver Agreement (“Agreement”) in which First Trust has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of each Fund (excluding interest expense, brokerage commissions and other trading expenses, acquired fund fees and expenses, taxes and extraordinary expenses) exceed the below amount as a percentage of average daily net assets per year (the “Expense Cap”). The Expense Cap will be in effect until at least April 30, 2024.

Expense Cap
First Trust Dow Jones Select MicroCap Index Fund	0.60%
First Trust Morningstar Dividend Leaders Index Fund	0.45%
First Trust US Equity Opportunities ETF	0.60%
First Trust NYSE® Arca® Biotechnology Index Fund	0.60%
First Trust Dow Jones Internet Index Fund	0.60%
First Trust Capital Strength ETF	0.65%
First Trust Value Line® Dividend Index Fund	0.70%
The Trust has multiple service agreements with BNYM. Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Lead Independent Trustee and the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairs rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended June 30, 2023, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
First Trust Dow Jones Select MicroCap Index Fund	$10,346,347	$10,024,560
First Trust Morningstar Dividend Leaders Index Fund	1,620,609,600	1,610,035,809
First Trust US Equity Opportunities ETF	624,169,165	622,052,035
First Trust NYSE® Arca® Biotechnology Index Fund	170,775,233	173,501,649
First Trust Dow Jones Internet Index Fund	575,096,116	581,896,992
First Trust Capital Strength ETF	4,561,723,749	4,544,854,544

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2023 (Unaudited)
	Purchases	Sales
First Trust Value Line® Dividend Index Fund	$3,218,016,470	$3,206,520,606
For the six months ended June 30, 2023, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

	Purchases	Sales
First Trust Dow Jones Select MicroCap Index Fund	$18,481,886	$11,575,866
First Trust Morningstar Dividend Leaders Index Fund	1,700,976,785	1,699,115,049
First Trust US Equity Opportunities ETF	—	102,880,680
First Trust NYSE® Arca® Biotechnology Index Fund	31,168,130	85,616,202
First Trust Dow Jones Internet Index Fund	1,989,319,920	1,299,226,057
First Trust Capital Strength ETF	1,885,381,281	1,843,238,541
First Trust Value Line® Dividend Index Fund	639,572,846	1,081,141,080
5. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as “Creation Units.” Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation (“NSCC”) the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process:the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before April 30, 2024.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2023 (Unaudited)
7. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s  maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Additional Information
First Trust Exchange-Traded Fund
June 30, 2023 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Defined Outcome Funds Risk. To the extent a fund’s investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any) may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor’s investment period. Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund’s share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period. Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.

Additional Information (Continued)
First Trust Exchange-Traded Fund
June 30, 2023 (Unaudited)
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Index or Model Constituent Risk. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund’s net asset value could be negatively impacted and the fund’s market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund’s shares.
Index Provider Risk. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund’s costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
LIBOR Risk. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate (“LIBOR”) as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021.

Additional Information (Continued)
First Trust Exchange-Traded Fund
June 30, 2023 (Unaudited)
There is no assurance that any alternative reference rate, including the Secured Overnight Financing Rate (“SOFR”) will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Market risk is the risk that a particular security, or shares of a fund in general, may fall in value. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February 2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The COVID-19 global pandemic and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets. While the U.S. has resumed “reasonably” normal business activity, many countries continue to impose lockdown measures. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease. These events also adversely affect the prices and liquidity of a fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of a fund’s shares and result in increased market volatility. During any such events, a fund’s shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on a fund’s shares may widen.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to:possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Operational Risk. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund’s ability to meet its investment objective. Although the funds and the funds’ investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.
Passive Investment Risk. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.
Preferred Securities Risk. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt securities in a company’s capital structure in terms of priority to corporate income, subjecting them to greater credit risk than those debt securities. Generally, holders of preferred securities have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may obtain limited rights. In certain circumstances, an issuer of preferred securities may defer

Additional Information (Continued)
First Trust Exchange-Traded Fund
June 30, 2023 (Unaudited)
payment on the securities and, in some cases, redeem the securities prior to a specified date. Preferred securities may also be substantially less liquid than other securities, including common stock.
Valuation Risk. The valuation of certain securities may carry more risk than that of common stock. Uncertainties in the conditions of the financial markets, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. A fund may hold investments in sizes smaller than institutionally sized round lot positions (sometimes referred to as odd lots). However, third-party pricing services generally provide evaluations on the basis of institutionally-sized round lots. If a fund sells certain of its investments in an odd lot transaction, the sale price may be less than the value at which such securities have been held by the fund. Odd lots often trade at lower prices than institutional round lots. There is no assurance that the fund will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the fund.
NOT FDIC INSURED  NOT BANK GUARANTEED  MAY LOSE VALUE
Advisory Agreements
Board Considerations Regarding Approval of Continuation of Investment Management Agreement
The Board of Trustees of First Trust Exchange-Traded Fund (the “Trust”), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the “Agreement”) with First Trust Advisors L.P. (the “Advisor”) on behalf of the following series of the Trust (each a “Fund” and collectively, the “Funds”):

First Trust Dow Jones Select MicroCap Index Fund (FDM)
First Trust Morningstar Dividend Leaders Index Fund (FDL)
First Trust US Equity Opportunities ETF (FPX)
First Trust NYSE® Arca® Biotechnology Index Fund (FBT)
First Trust Dow Jones Internet Index Fund (FDN)
First Trust Capital Strength ETF (FTCS)
First Trust Value Line® Dividend Index Fund (FVD)
The Board approved the continuation of the Agreement for each Fund for a one-year period ending June 30, 2024 at a meeting held on June 4–5, 2023. The Board determined for each Fund that the continuation of the Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 17, 2023 and June 4–5, 2023, the Board, including the Independent Trustees, reviewed materials provided by the Advisor responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined:the services provided by the Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the advisory fee rate schedule payable by each Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds (“ETFs”) managed by the Advisor; the expense ratio of each Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; performance information for each Fund, including comparisons of each Fund’s performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the “Performance Universe”), each assembled by Broadridge; the nature of expenses incurred in providing services to each Fund and the potential for the Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; any indirect benefits to the Advisor and its affiliate, First Trust Portfolios L.P. (“FTP”); and information on the Advisor’s compliance program. The Board reviewed initial materials with the Advisor at the meeting held on April 17, 2023, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor. Following the April meeting, counsel to the Independent Trustees, on behalf of the Independent Trustees, requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and their counsel held prior to the June 4–5, 2023 meeting, as well as at the June meeting. The Board applied its business judgment to determine whether the

Additional Information (Continued)
First Trust Exchange-Traded Fund
June 30, 2023 (Unaudited)
arrangement between the Trust and the Advisor continues to be a reasonable business arrangement from each Fund’s perspective. The Board determined that, given the totality of the information provided with respect to the Agreement, the Board had received sufficient information to renew the Agreement. The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the Advisor manages the Fund and knowing the Fund’s advisory fee.
In reviewing the Agreement for each Fund, the Board considered the nature, extent and quality of the services provided by the Advisor under the Agreement. The Board considered that the Advisor is responsible for the overall management and administration of the Trust and each Fund and reviewed all of the services provided by the Advisor to the Funds, as well as the background and experience of the persons responsible for such services. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Funds. Finally, as part of the Board’s consideration of the Advisor’s services, the Advisor, in its written materials and at the April 17, 2023 meeting, described to the Board the scope of its ongoing investment in additional personnel and infrastructure to maintain and improve the quality of services provided to the Funds and the other funds in the First Trust Fund Complex. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and each Fund by the Advisor under the Agreement have been and are expected to remain satisfactory and that the Advisor has managed each Fund consistent with its investment objective, policies and restrictions.
The Board considered the advisory fee rate schedule payable by each Fund under the Agreement for the services provided. The Board considered that the Advisor agreed to extend the current expense cap for each Fund through April 30, 2025. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Groups, as well as advisory and unitary fee rates charged by the Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because each Fund’s Expense Group included peer funds that pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio for each Fund was above the median total (net) expense ratio of the peer funds in its respective Expense Group. With respect to the Expense Groups, the Board, at the April 17, 2023 meeting, discussed with Broadridge its methodology for assembling peer groups and discussed with the Advisor limitations in creating peer groups for index ETFs, including differences in underlying indexes and index-tracking methodologies that can result in greater management complexities across seemingly comparable ETFs, and different business models that may affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the Funds and other non-ETF clients that limited their comparability. In considering the advisory fee rate schedules overall, the Board also considered the Advisor’s statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor’s demonstrated long-term commitment to each Fund and the other funds in the First Trust Fund Complex.
The Board considered performance information for each Fund. The Board noted the process it has established for monitoring each Fund’s performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor for the Funds. The Board determined that this process continues to be effective for reviewing each Fund’s performance. The Board received and reviewed information for periods ended December 31, 2022 regarding the performance of each Fund’s underlying index, the correlation between each Fund’s performance and that of its underlying index, each Fund’s tracking difference and each Fund’s excess return as compared to its benchmark index. With respect to FTCS, the Board noted that during 2013, the Fund changed its underlying index to The Capital StrengthTM Index, and that the performance information included a blend of the old and new indexes. Based on the information provided and its ongoing review of performance, the Board concluded that each Fund was correlated to its underlying index and that the tracking difference for each Fund was within a reasonable range. In addition, the Board reviewed data prepared by Broadridge comparing each Fund’s performance to that of its respective Performance Universe and to that of a broad-based benchmark index and noted the Advisor’s discussion of FDN’s and FPX’s performance at the April 17, 2023 meeting. However, given each Fund’s objective of seeking investment results that correspond generally to the performance of its underlying index, the Board placed more emphasis on its review of correlation and tracking difference.
On the basis of all the information provided on the fees, expenses and performance of each Fund and the ongoing oversight by the Board, the Board concluded that the advisory fee for each Fund continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor to each Fund under the Agreement.
The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Funds at current asset levels and whether the Funds may benefit from any economies of scale. The

Additional Information (Continued)
First Trust Exchange-Traded Fund
June 30, 2023 (Unaudited)
Board noted that the advisory fee rate schedule for each Fund includes breakpoints pursuant to which the advisory fee rate will be reduced as assets of the Fund meet certain thresholds. The Board considered the Advisor’s statement that it believes that its expenses relating to providing advisory services to the Funds will increase during the next twelve months as the Advisor continues to build infrastructure and add new staff. The Board concluded that the advisory fee rate schedule for each Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at current asset levels. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to each Fund for the twelve months ended December 31, 2022 and the estimated profitability level for each Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the same period. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s profitability level for each Fund was not unreasonable. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Funds. The Board considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with the Funds. The Board concluded that the character and amount of potential indirect benefits to the Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of each Fund. No single factor was determinative in the Board’s analysis.
Liquidity Risk Management Program
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Funds and each other fund in the First Trust Fund Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the “Program”) reasonably designed to assess and manage the funds’ liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund. The Board of Trustees of the First Trust Funds has appointed First Trust Advisors, L.P. (the “Advisor”) as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First Trust Liquidity Committee (the “Liquidity Committee”).
Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund’s portfolio investments into one of the four liquidity categories specified by Rule 22e-4: highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments. The Liquidity Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds. The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds, monitors the funds’ holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund’s net assets and establishes policies and procedures regarding redemptions in kind.
At the April 17, 2023 meeting of the Board of Trustees, as required by Rule 22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from March 17, 2022 through the Liquidity Committee’s annual meeting held on March 23, 2023 and assessed the Program’s adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund that is required under the Program to have one, and any material changes to the Program. Note that because the Funds primarily hold assets that are highly liquid investments, the Funds have not adopted any highly liquid investment minimums.
As stated in the written report, during the review period, two funds breached the 15% limitation on illiquid investments for one day each, as a result of an unscheduled week-long closure of the stock exchange in Istanbul following devastating earthquakes in February, causing all Turkish equities to be re-classified as “illiquid” for one day. Each fund filed a Form N-RN on the day after the breach occurred, and one day later after the breach was cured. No fund with a highly liquid investment minimum breached that minimum during the reporting period. The Advisor concluded that each fund’s investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.

First Trust Exchange-Traded Fund
INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

Semi-Annual Report
For the Six Months Ended
June 30, 2023

First Trust Exchange-Traded Fund
Book 2

First Trust NASDAQ-100 Equal Weighted Index Fund (QQEW)
First Trust NASDAQ-100-Technology Sector Index Fund (QTEC)
First Trust NASDAQ-100 Ex-Technology Sector Index Fund (QQXT)
First Trust NASDAQ® Clean Edge® Green Energy Index Fund (QCLN)
First Trust S&P REIT Index Fund (FRI)
First Trust Water ETF (FIW)
First Trust Natural Gas ETF (FCG)
First Trust NASDAQ® ABA Community Bank Index Fund (QABA)

First Trust Exchange-Traded Fund
Semi-Annual Report
June 30, 2023

Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Funds.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund’s performance and investment approach.
By reading the market overview by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund’s performance compared to that of relevant market benchmarks.
It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that:informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

Shareholder Letter
First Trust Exchange-Traded Fund
Semi-Annual Letter from the Chairman and CEO
June 30, 2023
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for certain series of the First Trust Exchange-Traded Fund (the “Funds”), which contains detailed information about the Funds for the six months ended June 30, 2023.
One economic topic that continues to dominate headlines is whether the Federal Reserve (the “Fed”) will be able to pull off a “soft landing” for the U.S. economy, raising interest rates just high enough to curb inflation, but not so high that they stunt economic growth and cause a recession. Historically, soft landings are exceedingly rare. Over the past 60 years, the Fed has only been able to orchestrate this phenomenon once. This occurred between February 1994 and February 1995 when the Fed doubled the Federal Funds target rate (upper bound), raising it from 3.0% to 6.0%. For comparative purposes, the Federal Funds target rate (upper bound) stood at 5.25% on June 30, 2023, a full 500 basis points above its most recent low of 0.25% on March 15, 2022. Inflation, as measured by the rate of change in the Consumer Price Index (“CPI”), appears to be declining. The CPI stood at 3.0% on June 30, 2023, substantially lower than its most recent peak of 9.1% on June 30, 2022. Despite the Fed’s tighter monetary policy, the U.S. economy continues to show resilience, with gross domestic product (“GDP”) growing in each of the past three quarters.
I am continually amazed by the efficiencies that technological advances can have on production. Take, for example, the recent interest in artificial intelligence (“AI”). The U.S. Census Bureau reported that construction spending by manufacturers in the U.S. has more than doubled in the past year, reaching an annual rate of nearly $190 billion in April 2023, according to Bloomberg. Manufacturing now accounts for close to 13% of all non-government construction, its highest share on record. A portion of the growth in U.S. manufacturing is due to the CHIPS and Science Act, which provided nearly $280 billion in funding to boost domestic research and manufacturing of semiconductors in the U.S. We have also seen the excitement regarding developments in AI drive the S&P 500® Index (the “Index”) higher this year. Year-to-date through June 30, 2023, the Index posted a total return of 16.89%. When the stock market increases by 20% or more from its most recent low, it is often referred to as a “bull market.” On June 8, 2023, the Index closed at 4,293.93, 20.04% above its most recent low of 3,577.03 (which occurred on October 12, 2022).
The U.S. economy has been resilient, posting positive changes to GDP even as monetary policy tightened significantly. That said, there are also economic indicators that point to the potential for weakness over the coming quarters. The Conference Board, a non-profit business membership and research group organization, reported that its Leading Economic Index, which is composed of 10 economic indicators whose changes tend to precede changes in the overall economy, fell by 0.7% to a reading of 106.1 in June 2023, according to Reuters. The result represents the fifteenth consecutive monthly decline in the index, the longest streak of month-over-month decreases since just before the financial crisis in 2007. From our perspective, even if the Fed can pull off a soft landing, it is likely to be a very bumpy ride.
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Funds again in six months.
Sincerely,

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Market Overview
First Trust Exchange-Traded Fund
Semi-Annual Report
June 30, 2023
Robert F. Carey, CFA
Senior Vice President and Chief Market Strategist
First Trust Advisors L.P.
Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has more than 30 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst (“CFA”) designation. He is a graduate of the University of Illinois at Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service and Registered Rep.
State of the Economy/Investing
As we head into the second half of 2023, a hot topic of discussion appears to be whether the Federal Reserve (the “Fed”) will resume interest rate hikes at their upcoming meeting on July 26, 2023. Central to this discussion is the pace of inflation. Inflation, as measured by the trailing 12-month rate of change in the Consumer Price Index, stood at 3.0% on June 30, 2023, a significant decline from its high of 9.1% where it stood on June 30, 2022 (the year prior), according to the U.S. Bureau of Labor Statistics. In what is known as a “soft landing,” the Fed intends to tighten monetary policy just enough to reduce inflation to 2.0%, but not so much that they cause a retraction in economic growth.
The latest growth forecast from the International Monetary Fund (“IMF”) released in July 2023 sees U.S. real gross domestic product (“GDP”) rising by 1.8% in 2023, up from its April 2023 estimate of 1.6%. The IMF notes that July’s upwardly revised real GDP reflects resilient consumer consumption in the first quarter of 2023, a trend they are quick to note is not likely to last. The IMF estimates that in 2024, U.S. real GDP could fall to just 1.0%. Overall, Advanced Economies are projected to register a 1.5% growth rate in 2023, before declining to 1.4% in 2024. Emerging Market and Developing Economies are projected to grow faster than Advanced Economies. The IMF estimates their growth rate to register 4.0% and 4.1% in 2023 and 2024, respectively.
U.S. Stocks and Bonds
The major U.S. stock indices delivered positive results over the past six months. The S&P 500®, S&P MidCap 400® and S&P SmallCap 600® Indices posted total returns of 16.89%, 8.84% and 6.03%, respectively, for the six-month period ended June 30, 2023. Seven of the eleven major sectors that comprise the S&P 500® Index were up on a total return basis. The top performer was the Information Technology sector, which was up 42.77%, while the worst showing came from the Utilities sector, which was down 5.69%.
Results were also positive in the U.S. bond market over the period. The top performing major debt group we track was long-term municipal bonds. The Bloomberg Municipal Bond:Long Bond (22+) Index posted a total return of 4.96% for the six-month period ended June 30, 2023. The worst-performing U.S. debt group that we track was intermediate U.S. Treasuries. The Bloomberg U.S. Treasury:Intermediate Index posted a total return of 1.10%. The yield on the benchmark 10-Year Treasury Note (“T-Note”) fell by just 4 basis points in the period to close at 3.84% on June 30, 2023, according to Bloomberg. For comparative purposes, the average yield on the 10-Year T-Note was 2.90% for the 10-year period ended June 30, 2023.
Foreign Stocks and Bonds
The broader foreign stock indices posted positive total returns over the past six months. Between December 30, 2022, and June 30, 2023, the MSCI World ex USA and MSCI Emerging Markets equity indices posted total returns of 11.29% (USD) and 4.89% (USD), respectively, according to Bloomberg. The major foreign bond indices were also up over the same period. The Bloomberg Global Aggregate Index of higher quality debt posted a total return of 1.43% (USD), while the Bloomberg EM Hard Currency Aggregate Index of emerging markets debt increased by 3.55% (USD), according to Bloomberg. The U.S. Dollar fell by just 0.59% over the past six months against a basket of major currencies, as measured by the U.S. Dollar Index.

Fund Performance Overview (Unaudited)
First Trust NASDAQ-100 Equal Weighted Index Fund (QQEW)
The First Trust NASDAQ-100 Equal Weighted Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq-100 Equal WeightedTM Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the securities that comprise the Index. The Index is the equal-weighted version of the Nasdaq-100 Index®, which includes 100 of the largest U.S. and international non-financial companies listed on The Nasdaq Stock Market LLC (“Nasdaq”) based on market capitalization. The Index is rebalanced quarterly and reconstituted annually and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Fund’s shares are listed for trading on the Nasdaq. The first day of secondary market trading in shares of the Fund was April 25, 2006.

Performance
			Average Annual Total Returns			Cumulative Total Returns
	6 Months Ended 6/30/23	1 Year Ended 6/30/23	5 Years Ended 6/30/23	10 Years Ended 6/30/23	Inception (4/19/06) to 6/30/23	5 Years Ended 6/30/23	10 Years Ended 6/30/23	Inception (4/19/06) to 6/30/23
Fund Performance
NAV	20.94%	23.14%	12.62%	14.20%	10.79%	81.19%	277.20%	482.80%
Market Price	20.90%	23.06%	12.58%	14.21%	10.79%	80.83%	277.51%	482.69%
Index Performance
Nasdaq-100 Equal WeightedTM Index	21.20%	23.62%	13.26%	14.87%	11.46%	86.38%	299.90%	546.62%
S&P 500® Index	16.89%	19.59%	12.31%	12.86%	9.55%	78.66%	235.35%	379.94%
Nasdaq-100 Index®	39.35%	33.13%	17.66%	19.22%	14.53%	125.51%	480.20%	931.11%
(See Notes to Fund Performance Overview on page 20.)

Sector Allocation	% of Total Long-Term Investments
Information Technology	35.8%
Consumer Discretionary	13.9
Health Care	13.8
Industrials	10.3
Communication Services	10.3
Consumer Staples	7.8
Utilities	3.9
Energy	2.1
Real Estate	1.1
Financials	1.0
Total	100.0%

Top Ten Holdings	% of Total Long-Term Investments
Sirius XM Holdings, Inc.	1.1%
Old Dominion Freight Line, Inc.	1.1
Charter Communications, Inc., Class A	1.1
Align Technology, Inc.	1.1
PACCAR, Inc.	1.1
Lucid Group, Inc.	1.1
T-Mobile US, Inc.	1.1
CoStar Group, Inc.	1.1
Dollar Tree, Inc.	1.1
Lam Research Corp.	1.0
Total	10.9%

Nasdaq®, Nasdaq-100®, Nasdaq-100 Index®, and Nasdaq-100 Equal WeightedTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust NASDAQ-100 Equal Weighted Index Fund (QQEW) (Continued)

Performance of a $10,000 Initial Investment
December 31, 2012 - June 30, 2023
$75,000
$50,000
$25,000
$0
12/31/12
6/30/13
12/31/13
6/30/14
12/31/14
6/30/15
12/31/15
6/30/16
12/31/16
6/30/17
12/31/17
6/30/18
12/31/18
6/30/19
12/31/19
6/30/20
12/31/20
6/30/21
12/31/21
6/30/22
12/31/22
6/30/23
$63,874
$46,437
$43,605
$38,169
First Trust NASDAQ-100 Equal Weighted Index Fund
Nasdaq-100 Equal Weighted™ Index
S&P 500® Index
Nasdaq-100 Index®

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust NASDAQ-100-Technology Sector Index Fund (QTEC)
The First Trust NASDAQ-100-Technology Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq-100 Technology SectorTM Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the securities that comprise the Index. The Index is an equal-weighted index composed of the securities comprising the Nasdaq-100 Index® that are classified as “technology” according to the Industry Classification Benchmark classification system. The Nasdaq-100 Index® includes 100 of the largest U.S. and international non-financial companies listed on the Nasdaq based on market capitalization. The Index is rebalanced quarterly and reconstituted annually and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Fund’s shares are listed for trading on the Nasdaq. The first day of secondary market trading in shares of the Fund was April 25, 2006.

Performance
			Average Annual Total Returns			Cumulative Total Returns
	6 Months Ended 6/30/23	1 Year Ended 6/30/23	5 Years Ended 6/30/23	10 Years Ended 6/30/23	Inception (4/19/06) to 6/30/23	5 Years Ended 6/30/23	10 Years Ended 6/30/23	Inception (4/19/06) to 6/30/23
Fund Performance
NAV	40.03%	29.08%	14.36%	18.63%	12.94%	95.62%	451.96%	710.33%
Market Price	40.02%	29.00%	14.32%	18.59%	12.94%	95.27%	450.13%	710.14%
Index Performance
Nasdaq-100 Technology SectorTM Index	40.45%	29.82%	15.06%	19.37%	13.64%	101.62%	487.18%	801.88%
S&P 500® Index	16.89%	19.59%	12.31%	12.86%	9.55%	78.66%	235.35%	379.94%
S&P 500® Information Technology Index	42.77%	40.26%	21.82%	21.86%	14.94%	168.25%	622.23%	995.91%
(See Notes to Fund Performance Overview on page 20.)

Sector Allocation(1)	% of Total Long-Term Investments
Information Technology	92.2%
Communication Services	5.4
Consumer Discretionary	2.4
Total	100.0%

(1)
The above sector classification is based on Standard & Poor’s
Global Industry Classification Standard (“GICS”) and is different than the industry sector classification system used by the Index to select securities, which is the Industry Classification Benchmark
(“ICB”) system, the joint classification system of Dow Jones
Indexes and FTSE Group.

Top Ten Holdings	% of Total Long-Term Investments
Lam Research Corp.	2.8%
ON Semiconductor Corp.	2.8
Apple, Inc.	2.8
Microchip Technology, Inc.	2.8
KLA Corp.	2.8
Applied Materials, Inc.	2.8
Fortinet, Inc.	2.8
Palo Alto Networks, Inc.	2.8
NXP Semiconductors N.V.	2.8
Analog Devices, Inc.	2.8
Total	28.0%

Nasdaq®, Nasdaq-100®, Nasdaq-100 Index®, and Nasdaq-100 Technology SectorTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust NASDAQ-100-Technology Sector Index Fund (QTEC) (Continued)

Performance of a $10,000 Initial Investment
December 31, 2012 - June 30, 2023
$100,000
$75,000
$50,000
$25,000
$0
$76,809
$65,811
$61,668
$38,169
12/31/12
6/30/13
12/31/13
6/30/14
12/31/14
6/30/15
12/31/15
6/30/16
12/31/16
6/30/17
12/31/17
6/30/18
12/31/18
6/30/19
12/31/19
6/30/20
12/31/20
6/30/21
12/31/21
6/30/22
12/31/22
6/30/23
First Trust NASDAQ-100-Technology Sector Index Fund
Nasdaq-100 Technology Sector™ Index
S&P 500® Index
S&P 500® Information Technology Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust NASDAQ-100 Ex-Technology Sector Index Fund (QQXT)
The First Trust NASDAQ-100 Ex-Technology Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq-100 Ex-Tech SectorTM Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the securities that comprise the Index. The Index is an equal-weighted index composed of the securities comprising the Nasdaq-100 Index® that are not classified as “technology” according to the Industry Classification Benchmark classification system. The Nasdaq-100 Index® includes 100 of the largest U.S. and international non-financial companies listed on the Nasdaq based on market capitalization. The Index is rebalanced quarterly and reconstituted annually and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Fund’s shares are listed for trading on the Nasdaq. The first day of secondary market trading in shares of the Fund was February 15, 2007.

Performance
			Average Annual Total Returns			Cumulative Total Returns
	6 Months Ended 6/30/23	1 Year Ended 6/30/23	5 Years Ended 6/30/23	10 Years Ended 6/30/23	Inception (2/8/07) to 6/30/23	5 Years Ended 6/30/23	10 Years Ended 6/30/23	Inception (2/8/07) to 6/30/23
Fund Performance
NAV	10.89%	20.27%	11.62%	11.71%	9.71%	73.26%	202.57%	356.55%
Market Price	10.72%	20.19%	11.60%	11.68%	9.70%	73.09%	201.87%	356.13%
Index Performance
Nasdaq-100 Ex-Tech SectorTM Index	11.10%	20.71%	12.24%	12.34%	10.37%	78.09%	220.14%	403.52%
Russell 1000® Index	16.68%	19.36%	11.92%	12.64%	9.21%	75.62%	228.91%	323.58%
Russell 3000® Index	16.17%	18.95%	11.39%	12.34%	9.03%	74.49%	220.10%	312.60%
(See Notes to Fund Performance Overview on page 20.)

Sector Allocation	% of Total Long-Term Investments
Health Care	21.8%
Consumer Discretionary	20.6
Industrials	16.3
Communication Services	13.2
Consumer Staples	12.4
Utilities	6.2
Energy	3.2
Information Technology	3.0
Real Estate	1.7
Financials	1.6
Total	100.0%

Top Ten Holdings	% of Total Long-Term Investments
Sirius XM Holdings, Inc.	1.8%
Old Dominion Freight Line, Inc.	1.8
Charter Communications, Inc., Class A	1.7
Align Technology, Inc.	1.7
PACCAR, Inc.	1.7
Lucid Group, Inc.	1.7
T-Mobile US, Inc.	1.7
CoStar Group, Inc.	1.7
Dollar Tree, Inc.	1.7
Copart, Inc.	1.7
Total	17.2%

Nasdaq®, Nasdaq-100®, Nasdaq-100 Index®, and Nasdaq-100 Ex-Tech SectorTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust NASDAQ-100 Ex-Technology Sector Index Fund (QQXT) (Continued)

Performance of a $10,000 Initial Investment
December 31, 2012 - June 30, 2023

$40,000
$30,000
$20,000
$10,000
$0
12/31/12
6/30/13
12/31/13
6/30/14
12/31/14
6/30/15
12/31/15
6/30/16
12/31/16
6/30/17
12/31/17
6/30/18
12/31/18
6/30/19
12/31/19
6/30/20
12/31/20
6/30/21
12/31/21
6/30/22
12/31/22
6/30/23
$38,210
$37,465
$36,510
$35,938
First Trust NASDAQ-100 Ex-Technology Sector Index Fund
Nasdaq-100 Ex-Tech Sector™ Index
Russell 1000® Index
Russell 3000® Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust NASDAQ® Clean Edge® Green Energy Index Fund (QCLN)
The First Trust NASDAQ® Clean Edge® Green Energy Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq® Clean Edge® Green EnergyTM Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the securities that comprise the Index. The Index is designed to track the performance of small, mid and large capitalization clean energy companies that are publicly traded in the United States. The Index is rebalanced quarterly and reconstituted semi-annually and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Fund’s shares are listed for trading on the Nasdaq. The first day of secondary market trading in shares of the Fund was February 14, 2007.

Performance
			Average Annual Total Returns			Cumulative Total Returns
	6 Months Ended 6/30/23	1 Year Ended 6/30/23	5 Years Ended 6/30/23	10 Years Ended 6/30/23	Inception (2/8/07) to 6/30/23	5 Years Ended 6/30/23	10 Years Ended 6/30/23	Inception (2/8/07) to 6/30/23
Fund Performance
NAV	9.03%	-1.29%	22.09%	14.51%	6.45%	171.24%	287.80%	178.33%
Market Price	9.03%	-1.35%	22.01%	14.62%	6.44%	170.44%	291.25%	178.25%
Index Performance
Nasdaq® Clean Edge® Green EnergyTM Index	9.01%	-1.13%	22.40%	14.64%	6.67%	174.74%	291.98%	187.93%
Russell 2000® Index	8.09%	12.31%	4.21%	8.26%	6.70%	22.89%	121.06%	189.42%
Russell 3000® Index	16.17%	18.95%	11.39%	12.34%	9.03%	71.49%	220.10%	312.60%
(See Notes to Fund Performance Overview on page 20.)

Sector Allocation	% of Total Long-Term Investments
Information Technology	39.6%
Industrials	17.9
Consumer Discretionary	17.8
Materials	13.4
Utilities	10.3
Financials	0.9
Energy	0.1
Total	100.0%

Top Ten Holdings	% of Total Long-Term Investments
Tesla, Inc.	9.6%
Albemarle Corp.	8.6
ON Semiconductor Corp.	8.5
Enphase Energy, Inc.	7.2
First Solar, Inc.	6.7
Rivian Automotive, Inc., Class A	4.2
SolarEdge Technologies, Inc.	3.5
Lucid Group, Inc.	3.3
Allegro MicroSystems, Inc.	3.1
Brookfield Renewable Partners, L.P.	2.9
Total	57.6%

Nasdaq®, Clean Edge®, and Nasdaq® Clean Edge® Green EnergyTM Index are registered trademarks and service marks of Nasdaq, Inc. and Clean Edge, Inc., respectively (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust NASDAQ® Clean Edge® Green Energy Index Fund (QCLN) (Continued)

Performance of a $10,000 Initial Investment
December 31, 2012 - June 30, 2023

$100,000
$75,000
$50,000
$25,000
$0
12/31/12
6/30/13
12/31/13
6/30/14
12/31/14
6/30/15
12/31/15
6/30/16
12/31/16
6/30/17
12/31/17
6/30/18
12/31/18
6/30/19
12/31/19
6/30/20
12/31/20
6/30/21
12/31/21
6/30/22
12/31/22
6/30/23
$58,440
$57,973
$36,510
$25,613
First Trust NASDAQ® Clean Edge® Green Energy Index Fund
Nasdaq® Clean Edge® Green Energy™ Index
Russell 2000® Index
Russell 3000® Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust S&P REIT Index Fund (FRI)
The First Trust S&P REIT Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the S&P United States REIT Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the securities that comprise the Index. The Index seeks to measure the performance of publicly-traded real estate investment trusts domiciled in the United States that meet certain eligibility requirements. The Index is rebalanced quarterly and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Fund’s shares are listed for trading on the NYSE Arca. The first day of secondary market trading in shares of the Fund was May 10, 2007.

Performance
			Average Annual Total Returns			Cumulative Total Returns
	6 Months Ended 6/30/23	1 Year Ended 6/30/23	5 Years Ended 6/30/23	10 Years Ended 6/30/23	Inception (5/8/07) to 6/30/23	5 Years Ended 6/30/23	10 Years Ended 6/30/23	Inception (5/8/07) to 6/30/23
Fund Performance
NAV	5.07%	-0.56%	3.98%	5.73%	4.05%	21.55%	74.62%	89.78%
Market Price	5.08%	-0.60%	3.97%	5.73%	4.05%	21.51%	74.55%	89.72%
Index Performance
S&P United States REIT Index(1)	5.45%	-0.06%	4.50%	6.27%	N/A	24.62%	83.75%	N/A
FTSE EPRA/NAREIT North America Index	5.24%	-0.51%	3.69%	5.69%	4.15%	19.89%	73.90%	92.86%
Russell 3000® Index	16.17%	18.95%	11.39%	12.34%	8.90%	71.49%	220.10%	296.08%

(1)
On November 6, 2008, the Fund’s underlying index changed from the S&P REIT Composite Index to the S&P United States REIT Index.
Effective December 31, 2008, the S&P REIT Composite Index was discontinued. Therefore, the Fund’s performance and historical returns shown for the periods prior to November 6, 2008 are not necessarily indicative of the performance that the Fund, based on its current Index, would have generated. The inception date of the Index was June 30, 2008. Returns for the Index are only disclosed for those periods in which the Index was in existence for the whole period.

(See Notes to Fund Performance Overview on page 20.)

REIT Allocation	% of Total Long-Term Investments
Industrial REITs	16.5%
Retail REITs	16.3
Multi-Family Residential REITs	12.3
Data Center REITs	10.7
Health Care REITs	10.5
Self-Storage REITs	9.1
Other Specialized REITs	6.9
Single-Family Residential REITs	6.0
Office REITs	5.4
Hotel & Resort REITs	3.5
Diversified REITs	2.8
Total	100.0%

Top Ten Holdings	% of Total Long-Term Investments
Prologis, Inc.	11.4%
Equinix, Inc.	7.4
Public Storage	4.6
Realty Income Corp.	4.0
Welltower, Inc.	4.0
Simon Property Group, Inc.	3.8
Digital Realty Trust, Inc.	3.3
VICI Properties, Inc.	3.2
AvalonBay Communities, Inc.	2.7
Equity Residential	2.3
Total	46.7%

S&P United States REIT Index (“Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by First Trust. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product nor do they have any liability for any errors, omissions, or interruptions of the Index.

Fund Performance Overview (Unaudited) (Continued)
First Trust S&P REIT Index Fund (FRI) (Continued)

Performance of a $10,000 Initial Investment
December 31, 2012 - June 30, 2023

$40,000
$30,000
$20,000
$10,000
$0
$36,510
$19,558
$18,524
$18,209
12/31/12
6/30/13
12/31/13
6/30/14
12/31/14
6/30/15
12/31/15
6/30/16
12/31/16
6/30/17
12/31/17
6/30/18
12/31/18
6/30/19
12/31/19
6/30/20
12/31/20
6/30/21
12/31/21
6/30/22
12/31/22
6/30/23
First Trust S&P REIT Index Fund
S&P United States REIT Index
FTSE EPRA/NAREIT North America Index
Russell 3000® Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Water ETF (FIW)
The First Trust Water ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the ISE Clean Edge WaterTM Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the securities that comprise the Index. The Index is designed to track the performance of small, mid and large capitalization companies that derive a substantial portion of their revenues from the potable water and wastewater industry, according to Clean Edge. The Fund’s shares are listed for trading on the NYSE Arca. The Index is rebalanced and reconstituted semi-annually and the Fund will make corresponding changes to its portfolio shortly after the changes are made public. The first day of secondary market trading in shares of the Fund was May 11, 2007.

Performance
			Average Annual Total Returns			Cumulative Total Returns
	6 Months Ended 6/30/23	1 Year Ended 6/30/23	5 Years Ended 6/30/23	10 Years Ended 6/30/23	Inception (5/8/07) to 6/30/23	5 Years Ended 6/30/23	10 Years Ended 6/30/23	Inception (5/8/07) to 6/30/23
Fund Performance
NAV	11.93%	23.75%	13.70%	13.11%	10.48%	90.05%	242.68%	399.79%
Market Price	12.00%	23.81%	13.69%	13.12%	10.48%	89.98%	243.01%	399.88%
Index Performance
ISE Clean Edge WaterTM Index	12.27%	24.49%	14.52%	13.81%	11.19%	96.96%	264.44%	454.61%
Russell 3000® Index	16.17%	18.95%	11.39%	12.34%	8.90%	71.49%	220.10%	296.08%
(See Notes to Fund Performance Overview on page 20.)

Sector Allocation	% of Total Long-Term Investments
Industrials	52.3%
Utilities	20.7
Health Care	10.8
Information Technology	8.9
Materials	5.8
Consumer Staples	1.5
Total	100.0%

Top Ten Holdings	% of Total Long-Term Investments
Ecolab, Inc.	4.4%
Advanced Drainage Systems, Inc.	4.2
Roper Technologies, Inc.	4.2
Xylem, Inc.	4.1
IDEXX Laboratories, Inc.	4.0
Tetra Tech, Inc.	3.9
Cia de Saneamento Basico do Estado de Sao Paulo	3.9
American Water Works Co., Inc.	3.8
Pentair PLC	3.8
AECOM	3.7
Total	40.0%

Nasdaq®, Clean Edge®, and ISE Clean Edge WaterTM Index are registered trademarks and service marks of Nasdaq, Inc. and Clean Edge, Inc., respectively (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Water ETF (FIW) (Continued)

Performance of a $10,000 Initial Investment
December 31, 2012 - June 30, 2023

$50,000
$40,000
$30,000
$20,000
$10,000
$0
12/31/12
6/30/13
12/31/13
6/30/14
12/31/14
6/30/15
12/31/15
6/30/16
12/31/16
6/30/17
12/31/17
6/30/18
12/31/18
6/30/19
12/31/19
6/30/20
12/31/20
6/30/21
12/31/21
6/30/22
12/31/22
6/30/23
$39,191
$36,697
$36,510
First Trust Water ETF
ISE Clean Edge Water™ Index
Russell 3000® Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Natural Gas ETF (FCG)
The First Trust Natural Gas ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the ISE-Revere Natural GasTM Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks, depositary receipts, master limited partnership (“MLP”) units and other securities that comprise the Index. The Index is designed to track the performance of mid and large capitalization companies that derive a substantial portion of their revenues from midstream activities and/or the exploration and production of natural gas. The Fund’s shares are listed for trading on the NYSE Arca. The Index is rebalanced and reconstituted quarterly and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The first day of secondary market trading in shares of the Fund was May 11, 2007.

Performance
			Average Annual Total Returns			Cumulative Total Returns
	6 Months Ended 6/30/23	1 Year Ended 6/30/23	5 Years Ended 6/30/23	10 Years Ended 6/30/23	Inception (5/8/07) to 6/30/23	5 Years Ended 6/30/23	10 Years Ended 6/30/23	Inception (5/8/07) to 6/30/23
Fund Performance
NAV	-3.23%	10.35%	2.95%	-9.62%	-7.16%	15.63%	-63.64%	-69.87%
Market Price	-3.27%	10.30%	2.92%	-9.62%	-7.16%	15.49%	-63.63%	-69.87%
Index Performance
ISE-Revere Natural GasTM Index	-2.86%	11.03%	2.55%	-9.78%	-7.02%	13.42%	-64.29%	-69.15%
S&P Composite 1500® Energy Index	-5.33%	18.40%	5.65%	3.62%	3.96%	31.62%	42.65%	87.28%
Russell 3000® Index	16.17%	18.95%	11.39%	12.34%	8.90%	71.49%	220.10%	296.08%
(See Notes to Fund Performance Overview on page 20.)

Sub-Industry Allocation	% of Total Long-Term Investments
Oil & Gas Exploration & Production	86.2%
Oil & Gas Storage & Transportation	8.9
Integrated Oil & Gas	3.3
Gas Utilities	1.6
Total	100.0%

Top Ten Holdings	% of Total Long-Term Investments
Hess Midstream, L.P., Class A	4.5%
Western Midstream Partners, L.P.	4.3
ConocoPhillips	3.5
Pioneer Natural Resources Co.	3.4
EOG Resources, Inc.	3.3
Occidental Petroleum Corp.	3.3
Hess Corp.	3.2
Devon Energy Corp.	3.2
EQT Corp.	3.1
Coterra Energy, Inc.	3.0
Total	34.8%

Nasdaq® and ISE-Revere Natural GasTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Natural Gas ETF (FCG) (Continued)

Performance of a $10,000 Initial Investment
December 31, 2012 - June 30, 2023
$40,000
$30,000
$20,000
$10,000
$0
$36,510
$15,652
$3,743
$3,684
12/31/12
6/30/13
12/31/13
6/30/14
12/31/14
6/30/15
12/31/15
6/30/16
12/31/16
6/30/17
12/31/17
6/30/18
12/31/18
6/30/19
12/31/19
6/30/20
12/31/20
6/30/21
12/31/21
6/30/22
12/31/22
6/30/23
First Trust Natural Gas ETF
ISE-Revere Natural Gas™ Index
Russell 3000® Index
S&P Composite 1500® Energy Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust NASDAQ® ABA Community Bank Index Fund (QABA)
The First Trust NASDAQ® ABA Community Bank Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq OMX® ABA Community BankTM Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the securities that comprise the Index. The Index is designed to track the performance of small, mid and large capitalization companies that comprise the community banking industry. The Fund’s shares are listed for trading on the Nasdaq. The Index is rebalanced quarterly and reconstituted semi-annually and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The first day of secondary market trading in shares of the Fund was July 1, 2009.

Performance
			Average Annual Total Returns			Cumulative Total Returns
	6 Months Ended 6/30/23	1 Year Ended 6/30/23	5 Years Ended 6/30/23	10 Years Ended 6/30/23	Inception (6/29/09) to 6/30/23	5 Years Ended 6/30/23	10 Years Ended 6/30/23	Inception (6/29/09) to 6/30/23
Fund Performance
NAV	-23.91%	-18.59%	-4.08%	4.67%	6.84%	-18.78%	57.80%	152.53%
Market Price	-23.91%	-18.52%	-4.08%	4.64%	6.84%	-18.79%	57.43%	152.62%
Index Performance
Nasdaq OMX® ABA Community BankTM Index	-23.72%	-18.14%	-3.48%	5.32%	7.52%	-16.23%	67.92%	175.88%
S&P Composite 1500® Financials Index	-1.43%	8.31%	6.66%	9.96%	11.42%	38.07%	158.46%	354.48%
Russell 3000® Index	16.17%	18.95%	11.39%	12.34%	13.83%	71.49%	220.10%	513.76%
(See Notes to Fund Performance Overview on page 20.)

Industry Allocation	% of Total Long-Term Investments
Banks	96.5%
Financial Services	3.5
Total	100.0%

Top Ten Holdings	% of Total Long-Term Investments
Commerce Bancshares, Inc.	3.6%
BOK Financial Corp.	3.2
SouthState Corp.	3.0
Bank OZK	2.7
Wintrust Financial Corp.	2.6
Pinnacle Financial Partners, Inc.	2.6
Columbia Banking System, Inc.	2.5
First Financial Bankshares, Inc.	2.4
United Bankshares, Inc.	2.4
TFS Financial Corp.	2.1
Total	27.1%

Nasdaq®, Nasdaq OMX®, OMX®, American Bankers Association®, ABA® and Nasdaq OMX® ABA Community BankTM Index are registered trademarks and service marks of Nasdaq, Inc. and American Bankers Associations, respectively (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust NASDAQ® ABA Community Bank Index Fund (QABA) (Continued)

Performance of a $10,000 Initial Investment
December 31, 2012 - June 30, 2023
$40,000
$30,000
$20,000
$10,000
$0
$36,510
$30,694
$19,965
$18,699
12/31/12
6/30/13
12/31/13
6/30/14
12/31/14
6/30/15
12/31/15
6/30/16
12/31/16
6/30/17
12/31/17
6/30/18
12/31/18
6/30/19
12/31/19
6/30/20
12/31/20
6/30/21
12/31/21
6/30/22
12/31/22
6/30/23
First Trust NASDAQ® ABA Community Bank Index Fund
Nasdaq OMX® ABA Community Bank™ Index
S&P Composite 1500® Financials Index
Russell 3000® Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Notes to Fund Performance Overview (Unaudited)
Total returns for the periods since inception are calculated from the inception date of each Fund. “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.
Each Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint of the national best bid and offer price (“NBBO”) as of the time that the Fund’s NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund’s NAV is calculated. Prior to January 1, 2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund’s NAV was calculated. Since shares of each Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future performance.

First Trust Exchange-Traded Fund
Understanding Your Fund Expenses
June 30, 2023 (Unaudited)
As a shareholder of First Trust NASDAQ-100 Equal Weighted Index Fund, First Trust NASDAQ-100-Technology Sector Index Fund, First Trust NASDAQ-100 Ex-Technology Sector Index Fund, First Trust NASDAQ® Clean Edge® Green Energy Index Fund, First Trust S&P REIT Index Fund, First Trust Water ETF, First Trust Natural Gas ETF or First Trust NASDAQ® ABA Community Bank Index Fund (each a “Fund” and collectively, the “Funds”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended June 30, 2023.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Annualized Expense Ratio Based on the Six-Month Period (a)	Expenses Paid During the Six-Month Period (b)
First Trust NASDAQ-100 Equal Weighted Index Fund (QQEW)
Actual	$1,000.00	$1,209.40	0.57%	$3.12
Hypothetical (5% return before expenses)	$1,000.00	$1,021.97	0.57%	$2.86
First Trust NASDAQ-100-Technology Sector Index Fund (QTEC)
Actual	$1,000.00	$1,400.30	0.57%	$3.39
Hypothetical (5% return before expenses)	$1,000.00	$1,021.97	0.57%	$2.86
First Trust NASDAQ-100 Ex-Technology Sector Index Fund (QQXT)
Actual	$1,000.00	$1,108.90	0.60%	$3.14
Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	0.60%	$3.01
First Trust NASDAQ® Clean Edge® Green Energy Index Fund (QCLN)
Actual	$1,000.00	$1,090.30	0.58%	$3.01
Hypothetical (5% return before expenses)	$1,000.00	$1,021.92	0.58%	$2.91
First Trust S&P REIT Index Fund (FRI)
Actual	$1,000.00	$1,050.70	0.50%	$2.54
Hypothetical (5% return before expenses)	$1,000.00	$1,022.32	0.50%	$2.51
First Trust Water ETF (FIW)
Actual	$1,000.00	$1,119.30	0.53%	$2.78
Hypothetical (5% return before expenses)	$1,000.00	$1,022.17	0.53%	$2.66

First Trust Exchange-Traded Fund
Understanding Your Fund Expenses (Continued)
June 30, 2023 (Unaudited)
	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Annualized Expense Ratio Based on the Six-Month Period (a)	Expenses Paid During the Six-Month Period (b)
First Trust Natural Gas ETF (FCG)
Actual	$1,000.00	$967.70	0.59%	$2.88
Hypothetical (5% return before expenses)	$1,000.00	$1,021.87	0.59%	$2.96
First Trust NASDAQ® ABA Community Bank Index Fund (QABA)
Actual	$1,000.00	$760.90	0.60%	$2.62
Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	0.60%	$3.01

(a)	These expense ratios reflect expense caps for certain Funds. See Note 3 in the Notes to Financial Statements.
(b)
Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period
(January 1, 2023 through June 30, 2023), multiplied by 181/365 (to reflect the six-month period).

First Trust NASDAQ-100 Equal Weighted Index Fund (QQEW)
Portfolio of Investments
June 30, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Automobiles — 2.1%
2,882,335	Lucid Group, Inc. (a) (b)	$19,859,288
71,690	Tesla, Inc. (a)	18,766,291
		38,625,579
	Beverages — 2.9%
580,590	Keurig Dr Pepper, Inc.	18,155,049
319,540	Monster Beverage Corp. (a)	18,354,378
100,394	PepsiCo, Inc.	18,594,977
		55,104,404
	Biotechnology — 6.7%
81,327	Amgen, Inc.	18,056,221
62,784	Biogen, Inc. (a)	17,884,022
236,846	Gilead Sciences, Inc.	18,253,721
145,095	Moderna, Inc. (a)	17,629,043
23,851	Regeneron Pharmaceuticals, Inc. (a)	17,137,898
94,179	Seagen, Inc. (a)	18,125,690
53,686	Vertex Pharmaceuticals, Inc. (a)	18,892,640
		125,979,235
	Broadline Retail — 4.7%
148,832	Amazon.com, Inc. (a)	19,401,740
414,496	eBay, Inc.	18,523,826
468,693	JD.com, Inc., ADR	15,996,492
15,634	MercadoLibre, Inc. (a)	18,520,036
233,851	PDD Holdings, Inc., ADR (a)	16,168,458
		88,610,552
	Commercial Services & Supplies — 2.1%
38,013	Cintas Corp.	18,895,502
213,991	Copart, Inc. (a)	19,518,119
		38,413,621
	Communications Equipment — 1.0%
358,700	Cisco Systems, Inc.	18,559,138
	Consumer Staples Distribution & Retail — 3.0%
35,667	Costco Wholesale Corp.	19,202,399
137,110	Dollar Tree, Inc. (a)	19,675,285
571,734	Walgreens Boots Alliance, Inc.	16,288,702
		55,166,386
	Electric Utilities — 3.9%
219,912	American Electric Power Co., Inc.	18,516,590
201,067	Constellation Energy Corp.	18,407,684
453,228	Exelon Corp.	18,464,509
292,194	Xcel Energy, Inc.	18,165,701
		73,554,484
	Energy Equipment & Services — 1.0%
610,984	Baker Hughes Co.	19,313,204
Shares	Description	Value

	Entertainment — 4.0%
227,861	Activision Blizzard, Inc.	$19,208,682
145,168	Electronic Arts, Inc.	18,828,290
43,238	Netflix, Inc. (a)	19,045,907
1,459,184	Warner Bros Discovery, Inc. (a)	18,298,167
		75,381,046
	Financial Services — 1.0%
281,173	PayPal Holdings, Inc. (a)	18,762,674
	Food Products — 1.9%
504,931	Kraft Heinz (The) Co.	17,925,051
253,866	Mondelez International, Inc., Class A	18,516,986
		36,442,037
	Ground Transportation — 2.2%
562,401	CSX Corp.	19,177,874
57,386	Old Dominion Freight Line, Inc.	21,218,474
		40,396,348
	Health Care Equipment & Supplies — 5.2%
56,552	Align Technology, Inc. (a)	19,999,049
143,561	Dexcom, Inc. (a)	18,449,024
237,467	GE HealthCare Technologies, Inc.	19,291,819
38,667	IDEXX Laboratories, Inc. (a)	19,419,727
56,709	Intuitive Surgical, Inc. (a)	19,391,076
		96,550,695
	Hotels, Restaurants & Leisure — 4.0%
145,153	Airbnb, Inc., Class A (a)	18,602,809
7,071	Booking Holdings, Inc. (a)	19,094,033
105,906	Marriott International, Inc., Class A	19,453,873
183,346	Starbucks Corp.	18,162,255
		75,312,970
	Industrial Conglomerates — 1.0%
92,020	Honeywell International, Inc.	19,094,150
	Interactive Media & Services — 2.0%
75,597	Alphabet, Inc., Class A (a)	9,048,961
75,274	Alphabet, Inc., Class C (a)	9,105,896
66,466	Meta Platforms, Inc., Class A (a)	19,074,412
		37,229,269
	IT Services — 1.0%
286,995	Cognizant Technology Solutions Corp., Class A	18,735,034
	Life Sciences Tools & Services — 0.9%
90,724	Illumina, Inc. (a)	17,009,843
See Notes to Financial Statements

First Trust NASDAQ-100 Equal Weighted Index Fund (QQEW)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery — 1.1%
237,534	PACCAR, Inc.	$19,869,719
	Media — 3.2%
54,732	Charter Communications, Inc., Class A (a)	20,106,895
453,333	Comcast Corp., Class A	18,835,986
4,740,919	Sirius XM Holdings, Inc. (b)	21,476,363
		60,419,244
	Oil, Gas & Consumable Fuels — 1.0%
145,088	Diamondback Energy, Inc.	19,058,760
	Pharmaceuticals — 1.0%
248,302	AstraZeneca PLC, ADR	17,770,974
	Professional Services — 3.0%
84,391	Automatic Data Processing, Inc.	18,548,298
164,429	Paychex, Inc.	18,394,672
83,189	Verisk Analytics, Inc.	18,803,210
		55,746,180
	Real Estate Management & Development — 1.1%
221,984	CoStar Group, Inc. (a)	19,756,576
	Semiconductors & Semiconductor Equipment — 18.0%
155,536	Advanced Micro Devices, Inc. (a)	17,717,106
99,156	Analog Devices, Inc.	19,316,580
134,438	Applied Materials, Inc.	19,431,669
25,873	ASML Holding N.V.	18,751,457
21,513	Broadcom, Inc.	18,661,022
102,740	Enphase Energy, Inc. (a)	17,206,895
299,037	GLOBALFOUNDRIES, Inc. (a) (b)	19,311,809
513,542	Intel Corp.	17,172,844
40,176	KLA Corp.	19,486,163
30,486	Lam Research Corp.	19,598,230
305,578	Marvell Technology, Inc.	18,267,453
218,478	Microchip Technology, Inc.	19,573,444
276,051	Micron Technology, Inc.	17,421,579
43,748	NVIDIA Corp.	18,506,279
94,406	NXP Semiconductors N.V.	19,323,020
207,182	ON Semiconductor Corp. (a)	19,595,274
152,246	QUALCOMM, Inc.	18,123,364
105,664	Texas Instruments, Inc.	19,021,633
		336,485,821
	Software — 14.8%
37,717	Adobe, Inc. (a)	18,443,236
55,860	ANSYS, Inc. (a)	18,448,882
105,046	Atlassian Corp., Class A (a)	17,627,769
87,479	Autodesk, Inc. (a)	17,899,078
Shares	Description	Value

	Software (Continued)
79,194	Cadence Design Systems, Inc. (a)	$18,572,577
120,389	Crowdstrike Holdings, Inc., Class A (a)	17,681,533
195,060	Datadog, Inc., Class A (a)	19,190,003
256,630	Fortinet, Inc. (a)	19,398,662
41,046	Intuit, Inc.	18,806,867
54,559	Microsoft Corp.	18,579,522
75,761	Palo Alto Networks, Inc. (a)	19,357,693
42,334	Synopsys, Inc. (a)	18,432,647
83,982	Workday, Inc., Class A (a)	18,970,694
266,605	Zoom Video Communications, Inc., Class A (a)	18,097,147
121,268	Zscaler, Inc. (a)	17,741,508
		277,247,818
	Specialty Retail — 2.1%
20,323	O’Reilly Automotive, Inc. (a)	19,414,562
173,197	Ross Stores, Inc.	19,420,579
		38,835,141
	Technology Hardware, Storage & Peripherals — 1.0%
101,003	Apple, Inc.	19,591,552
	Textiles, Apparel & Luxury Goods — 1.0%
48,763	Lululemon Athletica, Inc. (a)	18,456,795
	Trading Companies & Distributors — 1.0%
330,101	Fastenal Co.	19,472,658
	Wireless Telecommunication Services — 1.1%
142,652	T-Mobile US, Inc. (a)	19,814,363
	Total Common Stocks	1,870,766,270
	(Cost $1,634,076,463)
MONEY MARKET FUNDS — 0.7%
13,039,163	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 4.99% (c) (d)	13,039,163
	(Cost $13,039,163)

See Notes to Financial Statements

First Trust NASDAQ-100 Equal Weighted Index Fund (QQEW)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 2.3%
$43,951,521	BNP Paribas S.A., 5.01% (c), dated 06/30/23, due 07/03/23, with a maturity value of $43,969,871. Collateralized by U.S. Treasury Securities, interest rates of 1.25% to 1.50%, due 08/15/26 to 11/30/26. The value of the collateral including accrued interest is $44,881,225. (d)	$43,951,521
	(Cost $43,951,521)

	Total Investments — 103.0%	1,927,756,954
	(Cost $1,691,067,147)
	Net Other Assets and Liabilities — (3.0)%	(56,790,511)
	Net Assets — 100.0%	$1,870,966,443

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan (see Note 2D -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities, including those sold and pending
settlement, is $56,751,350 and the total value of the collateral held by the Fund is $56,990,684.

(c)	Rate shown reflects yield as of June 30, 2023.
(d)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,870,766,270	$1,870,766,270	$—	$—
Money Market Funds	13,039,163	13,039,163	—	—
Repurchase Agreements	43,951,521	—	43,951,521	—
Total Investments	$1,927,756,954	$1,883,805,433	$43,951,521	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$56,751,350
Non-cash Collateral(2)	(56,751,350)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At June 30, 2023, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$43,951,521
Non-cash Collateral(4)	(43,951,521)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At June 30, 2023, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust NASDAQ-100-Technology Sector Index Fund (QTEC)
Portfolio of Investments
June 30, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Broadline Retail — 2.4%
658,294	PDD Holdings, Inc., ADR (a)	$45,514,447
	Interactive Media & Services — 5.4%
212,814	Alphabet, Inc., Class A (a)	25,473,836
211,905	Alphabet, Inc., Class C (a)	25,634,148
187,110	Meta Platforms, Inc., Class A (a)	53,696,827
		104,804,811
	IT Services — 2.7%
807,896	Cognizant Technology Solutions Corp., Class A	52,739,451
	Semiconductors & Semiconductor Equipment — 46.4%
437,857	Advanced Micro Devices, Inc. (a)	49,876,291
279,135	Analog Devices, Inc.	54,378,289
378,449	Applied Materials, Inc.	54,701,019
72,835	ASML Holding N.V.	52,787,166
60,566	Broadcom, Inc.	52,536,766
841,785	GLOBALFOUNDRIES, Inc. (a) (b)	54,362,475
1,445,639	Intel Corp.	48,342,168
113,098	KLA Corp.	54,854,792
85,820	Lam Research Corp.	55,170,245
860,241	Marvell Technology, Inc.	51,425,207
615,018	Microchip Technology, Inc.	55,099,463
777,090	Micron Technology, Inc.	49,042,150
123,156	NVIDIA Corp.	52,097,451
265,746	NXP Semiconductors N.V.	54,392,891
583,227	ON Semiconductor Corp. (a)	55,161,610
428,578	QUALCOMM, Inc.	51,017,925
297,454	Texas Instruments, Inc.	53,547,669
		898,793,577
	Software — 40.3%
106,179	Adobe, Inc. (a)	51,920,469
157,245	ANSYS, Inc. (a)	51,933,306
295,714	Atlassian Corp., Class A (a)	49,623,766
246,266	Autodesk, Inc. (a)	50,388,486
222,939	Cadence Design Systems, Inc. (a)	52,283,654
338,906	Crowdstrike Holdings, Inc., Class A (a)	49,775,124
549,116	Datadog, Inc., Class A (a)	54,022,032
722,422	Fortinet, Inc. (a)	54,607,879
115,548	Intuit, Inc.	52,942,938
153,588	Microsoft Corp.	52,302,858
213,272	Palo Alto Networks, Inc. (a)	54,493,129
119,173	Synopsys, Inc. (a)	51,889,116
236,411	Workday, Inc., Class A (a)	53,402,881
Shares	Description	Value

	Software (Continued)
750,469	Zoom Video Communications, Inc., Class A (a)	$50,941,836
341,392	Zscaler, Inc. (a)	49,945,650
		780,473,124
	Technology Hardware, Storage & Peripherals — 2.8%
284,328	Apple, Inc.	55,151,102
	Total Common Stocks	1,937,476,512
	(Cost $1,743,931,683)
MONEY MARKET FUNDS — 0.6%
11,781,496	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 4.99% (c) (d)	11,781,496
	(Cost $11,781,496)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 2.1%
$39,712,263	BNP Paribas S.A., 5.01% (c), dated 06/30/23, due 07/03/23, with a maturity value of $39,728,842. Collateralized by U.S. Treasury Securities, interest rates of 1.25% to 1.50%, due 08/15/26 to 11/30/26. The value of the collateral including accrued interest is $40,552,294. (d)	39,712,263
	(Cost $39,712,263)

	Total Investments — 102.7%	1,988,970,271
	(Cost $1,795,425,442)
	Net Other Assets and Liabilities — (2.7)%	(51,412,405)
	Net Assets — 100.0%	$1,937,557,866

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan (see Note 2D -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities, including those sold and pending
settlement, is $51,641,526 and the total value of the collateral held by the Fund is $51,493,759.

(c)	Rate shown reflects yield as of June 30, 2023.
(d)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
See Notes to Financial Statements

First Trust NASDAQ-100-Technology Sector Index Fund (QTEC)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,937,476,512	$1,937,476,512	$—	$—
Money Market Funds	11,781,496	11,781,496	—	—
Repurchase Agreements	39,712,263	—	39,712,263	—
Total Investments	$1,988,970,271	$1,949,258,008	$39,712,263	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$51,641,526
Non-cash Collateral(2)	(51,493,759)
Net Amount	$147,767

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)
The collateral requirements are determined at the beginning
of each business day based on the market value of the loaned securities from the end of the prior day. On June 30, 2023, the last business day of the period, there was sufficient collateral based on the end of day market value from the prior business day; however, as a result of market movement from June 29
to June 30, the value of the related securities loaned was
above the collateral value received. See Note 2D - Securities
Lending in the Notes to Financial Statements.

The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$39,712,263
Non-cash Collateral(4)	(39,712,263)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At June 30, 2023, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust NASDAQ-100 Ex-Technology Sector Index Fund (QQXT)
Portfolio of Investments
June 30, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 100.0%
	Automobiles — 3.3%
472,689	Lucid Group, Inc. (b) (c)	$3,256,827
11,756	Tesla, Inc. (b)	3,077,368
		6,334,195
	Beverages — 4.7%
95,214	Keurig Dr Pepper, Inc.	2,977,342
52,404	Monster Beverage Corp. (b)	3,010,086
16,464	PepsiCo, Inc.	3,049,462
		9,036,890
	Biotechnology — 10.6%
13,337	Amgen, Inc.	2,961,081
10,297	Biogen, Inc. (b)	2,933,100
38,841	Gilead Sciences, Inc.	2,993,476
23,794	Moderna, Inc. (b)	2,890,971
3,912	Regeneron Pharmaceuticals, Inc. (b)	2,810,928
15,445	Seagen, Inc. (b)	2,972,545
8,805	Vertex Pharmaceuticals, Inc. (b)	3,098,568
		20,660,669
	Broadline Retail — 6.1%
24,409	Amazon.com, Inc. (b)	3,181,957
67,977	eBay, Inc.	3,037,892
76,864	JD.com, Inc., ADR	2,623,368
2,564	MercadoLibre, Inc. (b)	3,037,315
		11,880,532
	Commercial Services & Supplies — 3.2%
6,234	Cintas Corp.	3,098,796
35,094	Copart, Inc. (b)	3,200,924
		6,299,720
	Communications Equipment — 1.6%
58,825	Cisco Systems, Inc.	3,043,606
	Consumer Staples Distribution & Retail — 4.7%
5,849	Costco Wholesale Corp.	3,148,985
22,486	Dollar Tree, Inc. (b)	3,226,741
93,757	Walgreens Boots Alliance, Inc.	2,671,137
		9,046,863
	Electric Utilities — 6.2%
36,065	American Electric Power Co., Inc.	3,036,673
32,975	Constellation Energy Corp.	3,018,861
74,327	Exelon Corp.	3,028,082
47,920	Xcel Energy, Inc.	2,979,187
		12,062,803
	Energy Equipment & Services — 1.6%
100,197	Baker Hughes Co.	3,167,227
Shares	Description	Value

	Entertainment — 6.4%
37,368	Activision Blizzard, Inc.	$3,150,122
23,807	Electronic Arts, Inc.	3,087,768
7,091	Netflix, Inc. (b)	3,123,515
239,299	Warner Bros Discovery, Inc. (b)	3,000,809
		12,362,214
	Financial Services — 1.6%
46,109	PayPal Holdings, Inc. (b)	3,076,854
	Food Products — 3.1%
82,807	Kraft Heinz (The) Co.	2,939,648
41,634	Mondelez International, Inc., Class A	3,036,784
		5,976,432
	Ground Transportation — 3.4%
92,232	CSX Corp.	3,145,111
9,411	Old Dominion Freight Line, Inc.	3,479,717
		6,624,828
	Health Care Equipment & Supplies — 8.2%
9,274	Align Technology, Inc. (b)	3,279,657
23,544	Dexcom, Inc. (b)	3,025,640
38,945	GE HealthCare Technologies, Inc.	3,163,892
6,341	IDEXX Laboratories, Inc. (b)	3,184,640
9,300	Intuitive Surgical, Inc. (b)	3,180,042
		15,833,871
	Hotels, Restaurants & Leisure — 6.4%
23,803	Airbnb, Inc., Class A (b)	3,050,592
1,160	Booking Holdings, Inc. (b)	3,132,383
17,368	Marriott International, Inc., Class A	3,190,328
30,068	Starbucks Corp.	2,978,536
		12,351,839
	Industrial Conglomerates — 1.6%
15,091	Honeywell International, Inc.	3,131,382
	Life Sciences Tools & Services — 1.4%
14,878	Illumina, Inc. (b)	2,789,476
	Machinery — 1.7%
38,955	PACCAR, Inc.	3,258,586
	Media — 5.1%
8,976	Charter Communications, Inc., Class A (b)	3,297,513
74,345	Comcast Corp., Class A	3,089,035
777,418	Sirius XM Holdings, Inc. (c)	3,521,703
		9,908,251
See Notes to Financial Statements

First Trust NASDAQ-100 Ex-Technology Sector Index Fund (QQXT)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Oil, Gas & Consumable Fuels — 1.6%
23,792	Diamondback Energy, Inc.	$3,125,317
	Pharmaceuticals — 1.5%
40,721	AstraZeneca PLC, ADR	2,914,402
	Professional Services — 4.7%
13,840	Automatic Data Processing, Inc.	3,041,894
26,966	Paychex, Inc.	3,016,686
13,643	Verisk Analytics, Inc.	3,083,727
		9,142,307
	Real Estate Management & Development — 1.7%
36,404	CoStar Group, Inc. (b)	3,239,956
	Semiconductors & Semiconductor Equipment — 1.4%
16,847	Enphase Energy, Inc. (b)	2,821,536
	Specialty Retail — 3.3%
3,333	O’Reilly Automotive, Inc. (b)	3,184,015
28,403	Ross Stores, Inc.	3,184,828
		6,368,843
	Textiles, Apparel & Luxury Goods — 1.6%
7,997	Lululemon Athletica, Inc. (b)	3,026,865
	Trading Companies & Distributors — 1.6%
54,136	Fastenal Co.	3,193,483
	Wireless Telecommunication Services — 1.7%
23,394	T-Mobile US, Inc. (b)	3,249,427
	Total Common Stocks	193,928,374
	(Cost $173,678,610)
MONEY MARKET FUNDS — 0.8%
1,450,217	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 4.99% (d) (e)	1,450,217
86,610	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.94% (d)	86,610
	Total Money Market Funds	1,536,827
	(Cost $1,536,827)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 2.5%
$4,888,294	BNP Paribas S.A., 5.01% (d), dated 06/30/23, due 07/03/23, with a maturity value of $4,890,335. Collateralized by U.S. Treasury Securities, interest rates of 1.25% to 1.50%, due 08/15/26 to 11/30/26. The value of the collateral including accrued interest is $4,991,696. (e)	$4,888,294
	(Cost $4,888,294)

	Total Investments — 103.3%	200,353,495
	(Cost $180,103,731)
	Net Other Assets and Liabilities — (3.3)%	(6,385,599)
	Net Assets — 100.0%	$193,967,896

(a)
The industry allocation is based on Standard & Poor’s Global
Industry Classification Standard (GICS), and is different than the industry sector classification system used by the Index to select securities, which is the Industry Classification
Benchmark (ICB) system, which is maintained by FTSE
International Limited.

(b)	Non-income producing security.
(c)
All or a portion of this security is on loan (see Note 2D -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities, including those sold and pending
settlement, is $6,272,159 and the total value of the collateral held by the Fund is $6,338,511.

(d)	Rate shown reflects yield as of June 30, 2023.
(e)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
See Notes to Financial Statements

First Trust NASDAQ-100 Ex-Technology Sector Index Fund (QQXT)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$193,928,374	$193,928,374	$—	$—
Money Market Funds	1,536,827	1,536,827	—	—
Repurchase Agreements	4,888,294	—	4,888,294	—
Total Investments	$200,353,495	$195,465,201	$4,888,294	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$6,272,159
Non-cash Collateral(2)	(6,272,159)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At June 30, 2023, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$4,888,294
Non-cash Collateral(4)	(4,888,294)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At June 30, 2023, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust NASDAQ® Clean Edge® Green Energy Index Fund (QCLN)
Portfolio of Investments
June 30, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Automobiles — 17.6%
1,353,857	Gogoro, Inc. (a) (b)	$4,670,807
7,529,197	Lucid Group, Inc. (a) (b)	51,876,167
566,483	Polestar Automotive Holding UK PLC, Class A, ADR (a) (b)	2,163,965
3,966,503	Rivian Automotive, Inc., Class A (a)	66,081,940
573,007	Tesla, Inc. (a)	149,996,042
1,034,043	Workhorse Group, Inc. (a) (b)	901,272
		275,690,193
	Chemicals — 12.0%
603,524	Albemarle Corp.	134,640,169
995,788	Livent Corp. (a)	27,314,465
347,017	Sociedad Quimica y Minera de Chile S.A., ADR	25,200,375
		187,155,009
	Commercial Services & Supplies — 0.4%
977,180	Li-Cycle Holdings Corp. (a) (b)	5,423,349
	Construction & Engineering — 0.6%
189,174	Ameresco, Inc., Class A (a)	9,199,532
	Electrical Equipment — 16.6%
176,295	Acuity Brands, Inc.	28,750,189
164,082	American Superconductor Corp. (a)	1,027,153
836,353	Array Technologies, Inc. (a)	18,901,578
1,655,957	Ballard Power Systems, Inc. (a) (b)	7,219,972
59,656	Beam Global (a) (b)	617,440
339,137	Blink Charging Co. (a) (b)	2,031,431
1,069,272	Bloom Energy Corp., Class A (a)	17,482,597
1,958,593	ChargePoint Holdings, Inc. (a) (b)	17,216,032
226,808	EnerSys	24,613,204
662,308	Eos Energy Enterprises, Inc. (a) (b)	2,874,417
855,833	ESS Tech, Inc. (a) (b)	1,258,074
648,279	Fluence Energy, Inc. (a) (b)	17,270,153
619,253	FTC Solar, Inc. (a) (b)	1,993,995
2,249,439	FuelCell Energy, Inc. (a) (b)	4,858,788
157,274	LSI Industries, Inc.	1,975,361
3,329,468	Plug Power, Inc. (a) (b)	34,593,172
941,512	Shoals Technologies Group, Inc., Class A (a)	24,065,047
862,272	Stem, Inc. (a) (b)	4,932,196
970,019	SunPower Corp. (a) (b)	9,506,186
1,195,384	Sunrun, Inc. (a)	21,349,558
235,515	TPI Composites, Inc. (a)	2,442,291
866,611	Tritium DCFC Ltd. (a) (b)	944,606
Shares	Description	Value

	Electrical Equipment (Continued)
180,025	Vicor Corp. (a)	$9,721,350
826,935	Wallbox N.V. (a) (b)	2,927,350
		258,572,140
	Electronic Equipment, Instruments & Components — 2.6%
208,093	Advanced Energy Industries, Inc.	23,191,965
251,831	Itron, Inc. (a)	18,157,015
		41,348,980
	Independent Power and Renewable Electricity Producers — 10.3%
881,465	Altus Power, Inc. (a) (b)	4,759,911
643,971	Atlantica Sustainable Infrastructure PLC	15,094,680
336,734	Azure Power Global Ltd. (a) (b)	596,019
1,527,042	Brookfield Renewable Partners, L.P. (c)	45,032,469
456,759	Clearway Energy, Inc., Class C	13,045,037
796,482	Montauk Renewables, Inc. (a)	5,925,826
492,888	NextEra Energy Partners, L.P. (c) (d)	28,902,953
331,018	Ormat Technologies, Inc.	26,633,708
1,566,053	ReNew Energy Global PLC, Class A (a) (b)	8,581,971
644,730	Sunnova Energy International, Inc. (a) (b)	11,805,006
		160,377,580
	Machinery — 0.4%
1,239,243	Lion Electric (The) Co. (a) (b)	2,292,600
1,715,514	Microvast Holdings, Inc. (a) (b)	2,744,822
1,261,172	Proterra, Inc. (a)	1,513,406
		6,550,828
	Metals & Mining — 1.4%
984,758	MP Materials Corp. (a)	22,531,263
	Mortgage Real Estate Investment Trusts — 1.0%
592,735	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	14,818,375
	Oil, Gas & Consumable Fuels — 0.1%
153,541	OPAL Fuels, Inc., Class A (a)	1,145,416
	Semiconductors & Semiconductor Equipment — 36.9%
1,063,129	Allegro MicroSystems, Inc. (a)	47,989,643
672,032	Enphase Energy, Inc. (a)	112,551,919
549,459	First Solar, Inc. (a)	104,446,661
See Notes to Financial Statements

First Trust NASDAQ® Clean Edge® Green Energy Index Fund (QCLN)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
290,994	Maxeon Solar Technologies Ltd. (a) (b)	$8,194,391
947,734	Navitas Semiconductor Corp. (a) (b)	9,989,116
1,397,766	ON Semiconductor Corp. (a)	132,200,708
317,965	Power Integrations, Inc.	30,101,747
205,129	SolarEdge Technologies, Inc. (a)	55,189,958
262,428	Universal Display Corp.	37,823,748
690,105	Wolfspeed, Inc. (a)	38,362,937
		576,850,828
	Specialty Retail — 0.1%
565,776	EVgo, Inc. (a) (b)	2,263,104
	Total Common Stocks	1,561,926,597
	(Cost $1,902,031,434)
MONEY MARKET FUNDS — 2.5%
38,977,408	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 4.99% (e) (f)	38,977,408
	(Cost $38,977,408)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 8.4%
$131,382,386	BNP Paribas S.A., 5.01% (e), dated 06/30/23, due 07/03/23, with a maturity value of $131,437,238. Collateralized by U.S. Treasury Securities, interest rates of 1.25% to 1.50%, due 08/15/26 to 11/30/26. The value of the collateral including accrued interest is $134,161,510. (f)	131,382,386
	(Cost $131,382,386)

	Total Investments — 110.9%	1,732,286,391
	(Cost $2,072,391,228)
	Net Other Assets and Liabilities — (10.9)%	(169,834,335)
	Net Assets — 100.0%	$1,562,452,056

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan (see Note 2D -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities, including those sold and pending
settlement, is $167,526,853 and the total value of the
collateral held by the Fund is $170,359,794.

(c)	Security is a Master Limited Partnership (“MLP”).
(d)	This security is taxed as a “C” corporation for federal income tax purposes.
(e)	Rate shown reflects yield as of June 30, 2023.
(f)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,561,926,597	$1,561,926,597	$—	$—
Money Market Funds	38,977,408	38,977,408	—	—
Repurchase Agreements	131,382,386	—	131,382,386	—
Total Investments	$1,732,286,391	$1,600,904,005	$131,382,386	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust NASDAQ® Clean Edge® Green Energy Index Fund (QCLN)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$167,526,853
Non-cash Collateral(2)	(167,526,853)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At June 30, 2023, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$131,382,386
Non-cash Collateral(4)	(131,382,386)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At June 30, 2023, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust S&P REIT Index Fund (FRI)
Portfolio of Investments
June 30, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.5%
	Data Center REITs — 10.6%
34,409	Digital Realty Trust, Inc.	$3,918,153
11,045	Equinix, Inc.	8,658,617
		12,576,770
	Diversified REITs — 2.8%
8,574	Alexander & Baldwin, Inc.	159,305
1,529	Alpine, Inc.ome Property Trust, Inc.	24,846
6,167	American Assets Trust, Inc.	118,406
8,024	Armada Hoffler Properties, Inc.	93,720
22,109	Broadstone Net Lease, Inc.	341,363
2,359	CTO Realty Growth, Inc.	40,433
15,437	Empire State Realty Trust, Inc., Class A	115,623
17,578	Essential Properties Realty Trust, Inc.	413,786
4,724	Gladstone Commercial Corp.	58,436
12,265	Global Net Lease, Inc.	126,084
3,863	NexPoint Diversified Real Estate Trust	48,365
1,939	One Liberty Properties, Inc.	39,401
1,573	Star Holdings (a)	23,076
25,262	WP Carey, Inc.	1,706,701
		3,309,545
	Health Care REITs — 10.4%
11,748	CareTrust REIT, Inc.	233,315
2,889	Community Healthcare Trust, Inc.	95,395
28,307	Diversified Healthcare Trust	63,691
7,275	Global Medical REIT, Inc.	66,421
44,975	Healthcare Realty Trust, Inc.	848,228
64,602	Healthpeak Properties, Inc.	1,298,500
4,889	LTC Properties, Inc.	161,435
70,661	Medical Properties Trust, Inc.	654,321
5,124	National Health Investors, Inc.	268,600
27,678	Omega Healthcare Investors, Inc.	849,438
28,156	Physicians Realty Trust	393,902
27,305	Sabra Health Care REIT, Inc.	321,380
1,500	Universal Health Realty Income Trust	71,370
47,247	Ventas, Inc.	2,233,366
58,701	Welltower, Inc.	4,748,324
		12,307,686
	Hotel & Resort REITs — 3.5%
25,154	Apple Hospitality REIT, Inc.	380,077
4,072	Ashford Hospitality Trust, Inc. (a)	15,188
6,309	Braemar Hotels & Resorts, Inc.	25,362
5,770	Chatham Lodging Trust	54,007
24,777	DiamondRock Hospitality Co.	198,464
Shares	Description	Value

	Hotel & Resort REITs (Continued)
3,909	Hersha Hospitality Trust, Class A	$23,806
83,999	Host Hotels & Resorts, Inc.	1,413,703
25,466	Park Hotels & Resorts, Inc.	326,474
14,540	Pebblebrook Hotel Trust	202,687
18,796	RLJ Lodging Trust	193,035
6,590	Ryman Hospitality Properties, Inc.	612,343
19,540	Service Properties Trust	169,803
12,692	Summit Hotel Properties, Inc.	82,625
24,459	Sunstone Hotel Investors, Inc.	247,525
12,931	Xenia Hotels & Resorts, Inc.	159,181
		4,104,280
	Industrial REITs — 16.4%
31,907	Americold Realty Trust, Inc.	1,030,596
5,245	EastGroup Properties, Inc.	910,532
15,618	First Industrial Realty Trust, Inc.	822,132
7,744	Industrial Logistics Properties Trust	25,555
3,311	Innovative Industrial Properties, Inc.	241,736
34,555	LXP Industrial Trust	336,911
4,625	Plymouth Industrial REIT, Inc.	106,468
109,064	Prologis, Inc.	13,374,518
23,733	Rexford Industrial Realty, Inc.	1,239,337
21,185	STAG Industrial, Inc.	760,118
8,751	Terreno Realty Corp.	525,935
		19,373,838
	Multi-Family Residential REITs — 12.3%
17,621	Apartment Income REIT Corp.	635,942
17,552	Apartment Investment and Management Co., Class A	149,543
16,770	AvalonBay Communities, Inc.	3,174,058
1,427	BRT Apartments Corp.	28,255
12,609	Camden Property Trust	1,372,742
1,767	Centerspace	108,423
1,556	Clipper Realty, Inc.	8,822
10,360	Elme Communities	170,318
40,275	Equity Residential	2,656,942
7,580	Essex Property Trust, Inc.	1,775,994
26,492	Independence Realty Trust, Inc.	482,684
13,778	Mid-America Apartment Communities, Inc.	2,092,327
2,697	NexPoint Residential Trust, Inc.	122,660
36,544	UDR, Inc.	1,569,930
9,420	Veris Residential, Inc. (a)	151,191
		14,499,831
See Notes to Financial Statements

First Trust S&P REIT Index Fund (FRI)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Office REITs — 5.4%
18,594	Alexandria Real Estate Equities, Inc.	$2,110,233
16,856	Boston Properties, Inc.	970,737
20,304	Brandywine Realty Trust	94,414
4,717	City Office REIT, Inc.	26,274
13,288	Corporate Office Properties Trust	315,590
17,915	Cousins Properties, Inc.	408,462
20,055	Douglas Emmett, Inc.	252,091
11,030	Easterly Government Properties, Inc.	159,935
12,956	Equity Commonwealth	262,489
10,851	Franklin Street Properties Corp.	15,734
12,455	Highwoods Properties, Inc.	297,799
15,143	Hudson Pacific Properties, Inc.	63,904
11,451	JBG SMITH Properties	172,223
12,449	Kilroy Realty Corp.	374,590
5,736	Office Properties Income Trust	44,167
6,692	Orion Office REIT, Inc.	44,234
19,240	Paramount Group, Inc.	85,233
14,603	Piedmont Office Realty Trust, Inc., Class A	106,164
2,187	Postal Realty Trust, Inc., Class A	32,171
7,603	SL Green Realty Corp.	228,470
19,036	Vornado Realty Trust	345,313
		6,410,227
	Other Specialized REITs — 6.9%
8,891	EPR Properties	416,099
5,579	Farmland Partners, Inc.	68,120
10,278	Four Corners Property Trust, Inc.	261,061
31,020	Gaming and Leisure Properties, Inc.	1,503,229
3,923	Gladstone Land Corp.	63,827
34,441	Iron Mountain, Inc.	1,956,938
4,758	Safehold, Inc.	112,907
118,603	VICI Properties, Inc.	3,727,692
		8,109,873
	Retail REITs — 16.2%
11,245	Acadia Realty Trust	161,816
11,007	Agree Realty Corp.	719,748
256	Alexander’s, Inc.	47,068
35,495	Brixmor Property Group, Inc.	780,890
2,916	CBL & Associates Properties, Inc.	64,269
8,664	Federal Realty Investment Trust	838,415
5,319	Getty Realty Corp.	179,889
7,973	InvenTrust Properties Corp.	184,495
73,211	Kimco Realty Corp.	1,443,721
25,903	Kite Realty Group Trust	578,673
Shares	Description	Value

	Retail REITs (Continued)
25,403	Macerich (The) Co.	$286,292
15,848	Necessity Retail REIT (The), Inc.	107,132
7,188	NETSTREIT Corp.	128,450
21,505	NNN REIT, Inc.	920,199
13,853	Phillips Edison & Co., Inc.	472,110
79,509	Realty Income Corp.	4,753,843
18,174	Regency Centers Corp.	1,122,608
14,884	Retail Opportunity Investments Corp.	201,083
10,238	RPT Realty	106,987
1,526	Saul Centers, Inc.	56,203
38,618	Simon Property Group, Inc.	4,459,607
21,501	SITE Centers Corp.	284,243
16,688	Spirit Realty Capital, Inc.	657,173
12,422	Tanger Factory Outlet Centers, Inc.	274,153
13,885	Urban Edge Properties	214,246
3,421	Urstadt Biddle Properties, Inc., Class A	72,730
5,487	Whitestone REIT	53,224
		19,169,267
	Self-Storage REITs — 9.0%
26,535	CubeSmart	1,185,053
15,950	Extra Space Storage, Inc.	2,374,158
10,049	Life Storage, Inc.	1,336,115
9,699	National Storage Affiliates Trust	337,816
18,687	Public Storage	5,454,362
		10,687,504
	Single-Family Residential REITs — 6.0%
37,107	American Homes 4 Rent, Class A	1,315,443
457	Bluerock Homes Trust, Inc. (a)	7,376
20,672	Equity LifeStyle Properties, Inc.	1,382,750
68,656	Invitation Homes, Inc.	2,361,766
14,693	Sun Communities, Inc.	1,916,849
6,669	UMH Properties, Inc.	106,571
		7,090,755
	Total Common Stocks	117,639,576
	(Cost $152,542,298)
See Notes to Financial Statements

First Trust S&P REIT Index Fund (FRI)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS — 0.1%
79,545	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.94% (b)	$79,545
	(Cost $79,545)

	Total Investments — 99.6%	117,719,121
	(Cost $152,621,843)
	Net Other Assets and Liabilities — 0.4%	454,308
	Net Assets — 100.0%	$118,173,429

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of June 30, 2023.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$117,639,576	$117,639,576	$—	$—
Money Market Funds	79,545	79,545	—	—
Total Investments	$117,719,121	$117,719,121	$—	$—

*	See Portfolio of Investments for sub-industry breakout.
See Notes to Financial Statements

First Trust Water ETF (FIW)
Portfolio of Investments
June 30, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Beverages — 1.5%
1,706,162	Primo Water Corp.	$21,395,271
	Building Products — 10.0%
704,251	A.O. Smith Corp.	51,255,388
520,906	Advanced Drainage Systems, Inc.	59,268,685
1,148,322	Zurn Elkay Water Solutions Corp.	30,878,378
		141,402,451
	Chemicals — 5.8%
331,447	Ecolab, Inc.	61,877,840
405,879	Hawkins, Inc.	19,356,370
		81,234,210
	Commercial Services & Supplies — 4.9%
339,025	Montrose Environmental Group, Inc. (a)	14,279,733
337,642	Tetra Tech, Inc.	55,285,501
		69,565,234
	Construction & Engineering — 9.4%
611,657	AECOM	51,801,231
682,817	Stantec, Inc.	44,533,325
124,844	Valmont Industries, Inc.	36,335,846
		132,670,402
	Electronic Equipment, Instruments & Components — 4.7%
217,164	Badger Meter, Inc.	32,044,720
473,578	Itron, Inc. (a)	34,144,974
		66,189,694
	Health Care Equipment & Supplies — 4.0%
111,620	IDEXX Laboratories, Inc. (a)	56,058,913
	Life Sciences Tools & Services — 6.8%
372,069	Agilent Technologies, Inc.	44,741,297
213,400	Danaher Corp.	51,216,000
		95,957,297
	Machinery — 25.4%
747,945	Energy Recovery, Inc. (a)	20,905,063
1,142,032	Flowserve Corp.	42,426,489
276,356	Franklin Electric Co., Inc.	28,437,032
234,789	IDEX Corp.	50,540,680
109,689	Lindsay Corp.	13,090,285
357,055	Mueller Industries, Inc.	31,163,760
1,190,132	Mueller Water Products, Inc., Class A	19,315,842
826,241	Pentair PLC	53,375,169
Shares	Description	Value

	Machinery (Continued)
226,087	Watts Water Technologies, Inc., Class A	$41,538,965
514,591	Xylem, Inc.	57,953,239
		358,746,524
	Multi-Utilities — 3.0%
5,192,281	Algonquin Power & Utilities Corp. (b)	42,888,241
	Software — 4.2%
122,787	Roper Technologies, Inc.	59,035,989
	Trading Companies & Distributors — 2.5%
1,133,050	Core & Main, Inc., Class A (a)	35,509,787
	Water Utilities — 17.6%
295,760	American States Water Co.	25,731,120
376,285	American Water Works Co., Inc.	53,714,684
461,414	California Water Service Group	23,822,805
4,645,221	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	54,999,417
1,234,755	Essential Utilities, Inc.	49,279,072
215,778	Middlesex Water Co.	17,404,653
345,518	SJW Group	24,224,267
		249,176,018
	Total Common Stocks	1,409,830,031
	(Cost $1,222,671,776)
MONEY MARKET FUNDS — 0.7%
9,512,625	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 4.99% (c) (d)	9,512,625
512,403	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.94% (c)	512,403
	Total Money Market Funds	10,025,028
	(Cost $10,025,028)

See Notes to Financial Statements

First Trust Water ETF (FIW)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 2.3%
$32,064,505	BNP Paribas S.A., 5.01% (c), dated 06/30/23, due 07/03/23, with a maturity value of $32,077,892. Collateralized by U.S. Treasury Securities, interest rates of 1.25% to 1.50%, due 08/15/26 to 11/30/26. The value of the collateral including accrued interest is $32,742,764. (d)	$32,064,505
	(Cost $32,064,505)

	Total Investments — 102.8%	1,451,919,564
	(Cost $1,264,761,309)
	Net Other Assets and Liabilities — (2.8)%	(40,082,678)
	Net Assets — 100.0%	$1,411,836,886

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan (see Note 2D -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities, including those sold and pending
settlement, is $40,419,484 and the total value of the collateral held by the Fund is $41,577,130.

(c)	Rate shown reflects yield as of June 30, 2023.
(d)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,409,830,031	$1,409,830,031	$—	$—
Money Market Funds	10,025,028	10,025,028	—	—
Repurchase Agreements	32,064,505	—	32,064,505	—
Total Investments	$1,451,919,564	$1,419,855,059	$32,064,505	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$40,419,484
Non-cash Collateral(2)	(40,419,484)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At June 30, 2023, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$32,064,505
Non-cash Collateral(4)	(32,064,505)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At June 30, 2023, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Natural Gas ETF (FCG)
Portfolio of Investments
June 30, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Gas Utilities — 1.7%
162,781	National Fuel Gas Co.	$8,360,432
	Oil, Gas & Consumable Fuels — 98.3%
152,339	Amplify Energy Corp. (a)	1,031,335
609,047	Antero Resources Corp. (a)	14,026,352
434,607	APA Corp.	14,850,521
1,311,248	Baytex Energy Corp. (a)	4,274,669
248,008	Callon Petroleum Co. (a)	8,697,641
169,782	Chesapeake Energy Corp.	14,207,358
77,248	Chord Energy Corp.	11,880,742
139,566	Civitas Resources, Inc.	9,681,693
446,986	CNX Resources Corp. (a)	7,920,592
666,879	Comstock Resources, Inc.	7,735,796
170,387	ConocoPhillips	17,653,797
608,907	Coterra Energy, Inc.	15,405,347
146,777	Crescent Energy, Inc., Class A (b)	1,529,416
1,368,050	Crescent Point Energy Corp.	9,206,977
337,057	Devon Energy Corp.	16,293,335
116,773	Diamondback Energy, Inc.	15,339,301
373,761	Earthstone Energy, Inc., Class A (a)	5,341,045
424,750	Enerplus Corp.	6,146,133
148,042	EOG Resources, Inc.	16,941,927
387,305	EQT Corp.	15,929,855
39,148	Gulfport Energy Corp. (a)	4,113,280
119,942	Hess Corp.	16,306,115
749,982	Hess Midstream, L.P., Class A (c) (d)	23,009,448
1,216,645	Kosmos Energy Ltd. (a)	7,287,704
410,856	Magnolia Oil & Gas Corp., Class A	8,586,890
654,442	Marathon Oil Corp.	15,065,255
267,004	Matador Resources Co.	13,969,649
307,589	Murphy Oil Corp.	11,780,659
219,346	Northern Oil and Gas, Inc.	7,527,955
313,905	Obsidian Energy Ltd. (a)	1,830,066
281,457	Occidental Petroleum Corp.	16,549,672
396,772	Ovintiv, Inc.	15,105,110
145,927	PDC Energy, Inc.	10,381,247
1,036,257	Permian Resources Corp.	11,357,377
83,102	Pioneer Natural Resources Co.	17,217,072
441,554	Range Resources Corp.	12,981,688
10,315	Riley Exploration Permian, Inc.	368,452
406,229	Ring Energy, Inc. (a) (b)	694,652
205,077	SandRidge Energy, Inc.	3,127,424
86,758	SilverBow Resources, Inc. (a)	2,526,393
341,488	SM Energy Co.	10,801,265
2,388,841	Southwestern Energy Co. (a)	14,356,934
420,751	Talos Energy, Inc. (a)	5,835,816
Shares	Description	Value

	Oil, Gas & Consumable Fuels (Continued)
2,853,683	Tellurian, Inc. (a) (b)	$4,023,693
508,254	Vermilion Energy, Inc.	6,327,762
116,515	Vital Energy, Inc. (a)	5,260,652
104,681	Vitesse Energy, Inc.	2,344,854
803,013	W&T Offshore, Inc. (a)	3,107,660
828,722	Western Midstream Partners, L.P. (d)	21,977,708
469,153	Woodside Energy Group Ltd., ADR (b)	10,879,658
		498,795,942
	Total Common Stocks	507,156,374
	(Cost $550,978,698)
MONEY MARKET FUNDS — 0.4%
1,694,240	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 4.99% (e) (f)	1,694,240
189,882	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.94% (e)	189,882
	Total Money Market Funds	1,884,122
	(Cost $1,884,122)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 1.1%
$5,710,830	BNP Paribas S.A., 5.01% (e), dated 06/30/23, due 07/03/23, with a maturity value of $5,713,214. Collateralized by U.S. Treasury Securities, interest rates of 1.25% to 1.50%, due 08/15/26 to 11/30/26. The value of the collateral including accrued interest is $5,831,630. (f)	5,710,830
	(Cost $5,710,830)

	Total Investments — 101.5%	514,751,326
	(Cost $558,573,650)
	Net Other Assets and Liabilities — (1.5)%	(7,376,246)
	Net Assets — 100.0%	$507,375,080

See Notes to Financial Statements

First Trust Natural Gas ETF (FCG)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
(a)	Non-income producing security.
(b)
All or a portion of this security is on loan (see Note 2D -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities, including those sold and pending
settlement, is $7,110,520 and the total value of the collateral held by the Fund is $7,405,070.

(c)	This security is taxed as a “C” corporation for federal income tax purposes.
(d)	Security is a Master Limited Partnership (“MLP”).
(e)	Rate shown reflects yield as of June 30, 2023.
(f)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$507,156,374	$507,156,374	$—	$—
Money Market Funds	1,884,122	1,884,122	—	—
Repurchase Agreements	5,710,830	—	5,710,830	—
Total Investments	$514,751,326	$509,040,496	$5,710,830	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$7,110,520
Non-cash Collateral(2)	(7,110,520)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At June 30, 2023, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$5,710,830
Non-cash Collateral(4)	(5,710,830)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At June 30, 2023, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust NASDAQ® ABA Community Bank Index Fund (QABA)
Portfolio of Investments
June 30, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Banks — 96.4%
9,860	1st Source Corp.	$413,430
12,223	Amalgamated Financial Corp.	196,668
13,501	Amerant Bancorp, Inc.	232,082
4,242	American National Bankshares, Inc.	122,933
27,698	Ameris Bancorp	947,549
6,600	Arrow Financial Corp.	132,924
13,137	BancFirst Corp.	1,208,604
21,837	Bancorp (The), Inc. (a)	712,978
4,148	Bank First Corp. (b)	345,114
6,435	Bank of Marin Bancorp	113,706
45,785	Bank OZK	1,838,726
13,709	Banner Corp.	598,672
10,557	Blue Foundry Bancorp (a)	106,731
26,592	BOK Financial Corp.	2,148,102
11,154	Bridgewater Bancshares, Inc. (a)	109,867
35,402	Brookline Bancorp, Inc.	309,413
10,110	Business First Bancshares, Inc.	152,358
3,128	Cambridge Bancorp	169,882
5,827	Camden National Corp.	180,462
6,796	Capital City Bank Group, Inc.	208,229
54,364	Capitol Federal Financial, Inc.	335,426
8,402	Capstar Financial Holdings, Inc.	103,093
9,560	Carter Bankshares, Inc. (a)	141,392
28,961	Cathay General Bancorp	932,255
6,134	Citizens & Northern Corp.	118,386
1,602	Citizens Financial Services, Inc. (b)	119,301
6,017	City Holding Co.	541,470
6,296	Civista Bancshares, Inc.	109,550
8,410	CNB Financial Corp.	148,437
5,304	Coastal Financial Corp. (a)	199,696
83,231	Columbia Banking System, Inc.	1,687,925
42,246	Columbia Financial, Inc. (a)	730,433
49,795	Commerce Bancshares, Inc.	2,425,017
7,181	Community Trust Bancorp, Inc.	255,428
15,643	ConnectOne Bancorp, Inc.	259,517
19,404	CrossFirst Bankshares, Inc. (a)	194,040
55,614	CVB Financial Corp.	738,554
15,495	Dime Community Bancshares, Inc.	273,177
12,264	Eagle Bancorp, Inc.	259,506
4,879	Enterprise Bancorp, Inc.	141,198
14,898	Enterprise Financial Services Corp.	582,512
3,271	Esquire Financial Holdings, Inc.	149,616
14,957	Farmers National Banc Corp.	185,018
6,138	Financial Institutions, Inc.	96,612
16,367	First Bancorp	486,918
12,397	First Bancshares (The), Inc.	320,338
Shares	Description	Value

	Banks (Continued)
22,081	First Busey Corp.	$443,828
3,312	First Business Financial Services, Inc.	97,671
7,680	First Community Bankshares, Inc.	228,326
37,993	First Financial Bancorp	776,577
56,989	First Financial Bankshares, Inc.	1,623,617
4,817	First Financial Corp.	156,408
22,528	First Foundation, Inc.	89,436
50,947	First Hawaiian, Inc.	917,555
41,674	First Interstate BancSystem, Inc., Class A	993,508
23,829	First Merchants Corp.	672,693
8,197	First Mid Bancshares, Inc.	197,876
9,005	First of Long Island (The) Corp.	108,240
6,890	Five Star Bancorp	154,129
11,775	Flushing Financial Corp.	144,715
3,092	FS Bancorp, Inc.	92,976
66,076	Fulton Financial Corp.	787,626
11,808	German American Bancorp, Inc.	320,941
4,810	Great Southern Bancorp, Inc.	244,011
34,368	Hancock Whitney Corp.	1,319,044
12,196	Hanmi Financial Corp.	182,086
18,603	HarborOne Bancorp, Inc.	161,474
12,793	HBT Financial, Inc.	235,903
16,992	Heartland Financial USA, Inc.	473,567
24,344	Heritage Commerce Corp.	201,568
13,999	Heritage Financial Corp.	226,364
859	Hingham Institution for Savings	183,122
6,935	HomeTrust Bancshares, Inc.	144,872
47,883	Hope Bancorp, Inc.	403,175
17,614	Horizon Bancorp, Inc.	183,362
17,618	Independent Bank Corp.	784,177
8,441	Independent Bank Corp.	143,159
16,482	Independent Bank Group, Inc.	569,123
24,801	International Bancshares Corp.	1,096,204
26,385	Kearny Financial Corp.	186,014
10,153	Lakeland Financial Corp.	492,624
13,691	Macatawa Bank Corp.	127,052
6,388	Mercantile Bank Corp.	176,437
10,040	Metrocity Bankshares, Inc.	179,616
6,351	Mid Penn Bancorp, Inc.	140,230
8,793	Midland States Bancorp, Inc.	175,069
6,259	MidWestOne Financial Group, Inc.	133,755
5,070	MVB Financial Corp.	106,876
17,130	NBT Bancorp, Inc.	545,591
3,062	Northeast Bank	127,594
6,026	Northeast Community Bancorp, Inc.	89,667
18,579	Northfield Bancorp, Inc.	203,997
2,257	Northrim BanCorp, Inc.	88,768
See Notes to Financial Statements

First Trust NASDAQ® ABA Community Bank Index Fund (QABA)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Banks (Continued)
50,733	Northwest Bancshares, Inc.	$537,770
23,750	OceanFirst Financial Corp.	370,975
17,833	Old Second Bancorp, Inc.	232,899
38,250	Pacific Premier Bancorp, Inc.	791,010
47,129	PacWest Bancorp (b)	384,101
10,746	Pathward Financial, Inc.	498,185
5,717	PCB Bancorp	84,097
7,193	Peapack-Gladstone Financial Corp.	194,786
14,100	Peoples Bancorp, Inc.	374,355
30,642	Pinnacle Financial Partners, Inc.	1,735,869
5,763	Preferred Bank	316,907
14,264	Premier Financial Corp.	228,509
6,676	QCR Holdings, Inc.	273,916
22,396	Renasant Corp.	585,207
7,022	Republic Bancorp, Inc., Class A	298,435
15,558	S&T Bancorp, Inc.	423,022
17,901	Sandy Spring Bancorp, Inc.	405,995
33,781	Seacoast Banking Corp. of Florida	746,560
7,944	Shore Bancshares, Inc.	91,833
6,007	Sierra Bancorp	101,939
50,838	Simmons First National Corp., Class A	876,956
6,789	SmartFinancial, Inc.	146,031
6,814	South Plains Financial, Inc.	153,383
4,524	Southern Missouri Bancorp, Inc.	173,948
12,348	Southside Bancshares, Inc.	323,024
30,313	SouthState Corp.	1,994,595
11,708	Stock Yards Bancorp, Inc.	531,192
19,113	Texas Capital Bancshares, Inc. (a)	984,320
5,423	Third Coast Bancshares, Inc. (a)	86,063
29,868	TowneBank	694,132
13,258	TriCo Bancshares	440,166
9,332	Triumph Financial, Inc. (a)	566,639
7,597	TrustCo Bank Corp.	217,350
24,383	Trustmark Corp.	514,969
19,367	UMB Financial Corp.	1,179,450
53,874	United Bankshares, Inc.	1,598,442
45,978	United Community Banks, Inc.	1,148,990
4,021	Unity Bancorp, Inc.	94,855
11,749	Univest Financial Corp.	212,422
21,660	Veritex Holdings, Inc.	388,364
26,268	Washington Federal, Inc.	696,627
6,795	Washington Trust Bancorp, Inc.	182,174
23,655	WesBanco, Inc.	605,805
6,673	West BanCorp, Inc.	122,850
10,640	Westamerica BanCorp	407,512
Shares	Description	Value

	Banks (Continued)
24,432	Wintrust Financial Corp.	$1,774,252
24,534	WSFS Financial Corp.	925,422
		64,630,171
	Financial Services — 3.5%
5,477	Cass Information Systems, Inc.	212,398
17,261	Merchants Bancorp	441,536
9,825	NewtekOne, Inc. (b)	156,218
111,927	TFS Financial Corp.	1,406,922
8,648	Waterstone Financial, Inc.	125,310
		2,342,384
	Total Common Stocks	66,972,555
	(Cost $101,267,894)
MONEY MARKET FUNDS — 0.3%
220,177	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 4.99% (c) (d)	220,177
	(Cost $220,177)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 1.1%
$742,159	BNP Paribas S.A., 5.01% (c), dated 06/30/23, due 07/03/23, with a maturity value of $742,469. Collateralized by U.S. Treasury Securities, interest rates of 1.25% to 1.50%, due 08/15/26 to 11/30/26. The value of the collateral including accrued interest is $757,858. (d)	742,159
	(Cost $742,159)

	Total Investments — 101.3%	67,934,891
	(Cost $102,230,230)
	Net Other Assets and Liabilities — (1.3)%	(864,808)
	Net Assets — 100.0%	$67,070,083

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan (see Note 2D -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities, including those sold and pending
settlement, is $923,384 and the total value of the collateral held by the Fund is $962,336.

(c)	Rate shown reflects yield as of June 30, 2023.
(d)	This security serves as collateral for securities on loan.
See Notes to Financial Statements

First Trust NASDAQ® ABA Community Bank Index Fund (QABA)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$66,972,555	$66,972,555	$—	$—
Money Market Funds	220,177	220,177	—	—
Repurchase Agreements	742,159	—	742,159	—
Total Investments	$67,934,891	$67,192,732	$742,159	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$923,384
Non-cash Collateral(2)	(923,384)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At June 30, 2023, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$742,159
Non-cash Collateral(4)	(742,159)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At June 30, 2023, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Exchange-Traded Fund
Statements of Assets and Liabilities
June 30, 2023 (Unaudited)

	First Trust NASDAQ-100 Equal Weighted Index Fund (QQEW)	First Trust NASDAQ-100- Technology Sector Index Fund (QTEC)	First Trust NASDAQ-100 Ex-Technology Sector Index Fund (QQXT)
ASSETS:
Investments, at value	$1,927,756,954	$1,988,970,271	$200,353,495
Cash	658,118	1,085,357	—
Receivables:
Capital shares sold	10,556,439	—	—
Dividends	569,413	366,804	73,045
Securities lending income	273,679	58,413	39,016
Investment securities sold	—	—	—
Reclaims	—	—	—
Prepaid expenses	5,147	6,036	2,339
Total Assets	1,939,819,750	1,990,486,881	200,467,895

LIABILITIES:
Payables:
Collateral for securities on loan	56,990,684	51,493,759	6,338,511
Investment securities purchased	10,554,050	—	—
Investment advisory fees	590,842	618,834	60,697
Licensing fees	398,214	415,322	43,565
Shareholder reporting fees	48,546	97,150	12,210
Audit and tax fees	14,501	16,798	13,537
Capital shares redeemed	—	—	—
Other liabilities	256,470	287,152	31,479
Total Liabilities	68,853,307	52,929,015	6,499,999
NET ASSETS	$1,870,966,443	$1,937,557,866	$193,967,896

NET ASSETS consist of:
Paid-in capital	$1,779,303,989	$2,157,402,390	$186,074,923
Par value	175,000	131,500	23,000
Accumulated distributable earnings (loss)	91,487,454	(219,976,024)	7,869,973
NET ASSETS	$1,870,966,443	$1,937,557,866	$193,967,896
NET ASSET VALUE, per share	$106.91	$147.34	$84.33
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	17,500,002	13,150,002	2,300,002
Investments, at cost	$1,691,067,147	$1,795,425,442	$180,103,731
Securities on loan, at value	$56,751,350	$51,641,526	$6,272,159
See Notes to Financial Statements

First Trust NASDAQ® Clean Edge® Green Energy Index Fund (QCLN)	First Trust S&P REIT Index Fund (FRI)	First Trust Water ETF (FIW)	First Trust Natural Gas ETF (FCG)	First Trust NASDAQ® ABA Community Bank Index Fund (QABA)

$1,732,286,391	$117,719,121	$1,451,919,564	$514,751,326	$67,934,891
579,172	40,334	—	—	24,001

—	—	4,425,695	—	—
206,475	502,985	2,218,290	460,557	141,369
534,587	—	16,679	5,271	3,013
7,580,187	—	—	—	1,969,716
526,856	—	169,819	905	—
10,891	4,444	7,633	9,301	2,317
1,741,724,559	118,266,884	1,458,757,680	515,227,360	70,075,307

170,359,794	—	41,577,130	7,405,070	962,336
—	—	4,419,421	—	—
507,204	25,871	448,418	164,037	21,077
372,220	—	163,073	130,116	17,359
167,055	20,987	71,482	31,422	1,845
15,730	16,870	14,678	14,782	13,539
7,582,592	—	—	—	1,972,573
267,908	29,727	226,592	106,853	16,495
179,272,503	93,455	46,920,794	7,852,280	3,005,224
$1,562,452,056	$118,173,429	$1,411,836,886	$507,375,080	$67,070,083

$2,332,853,734	$160,093,509	$1,247,792,088	$1,058,756,360	$127,587,123
305,000	48,000	159,500	217,984	17,000
(770,706,678)	(41,968,080)	163,885,298	(551,599,264)	(60,534,040)
$1,562,452,056	$118,173,429	$1,411,836,886	$507,375,080	$67,070,083
$51.23	$24.62	$88.52	$23.28	$39.45
30,500,002	4,800,002	15,950,002	21,798,365	1,700,002
$2,072,391,228	$152,621,843	$1,264,761,309	$558,573,650	$102,230,230
$167,526,853	$—	$40,419,484	$7,110,520	$923,384
See Notes to Financial Statements

First Trust Exchange-Traded Fund
Statements of Operations
For the Six Months Ended June 30, 2023 (Unaudited)

	First Trust NASDAQ-100 Equal Weighted Index Fund (QQEW)	First Trust NASDAQ-100- Technology Sector Index Fund (QTEC)	First Trust NASDAQ-100 Ex-Technology Sector Index Fund (QQXT)
INVESTMENT INCOME:
Dividends	$7,719,844	$5,892,112	$1,021,168
Securities lending income (net of fees)	1,544,977	540,626	237,381
Foreign withholding tax	(36,297)	(107,507)	—
Total investment income	9,228,524	6,325,231	1,258,549

EXPENSES:
Investment advisory fees	2,863,295	3,173,853	321,238
Licensing fees	715,824	793,463	80,309
Accounting and administration fees	336,614	367,588	40,803
Shareholder reporting fees	63,318	95,793	13,752
Transfer agent fees	30,293	32,234	4,015
Custodian fees	25,190	24,269	6,229
Audit and tax fees	14,561	15,273	14,203
Legal fees	11,362	16,493	1,292
Listing fees	4,996	4,996	4,996
Trustees’ fees and expenses	4,170	4,126	3,673
Other expenses	9,434	10,318	1,532
Total expenses	4,079,057	4,538,406	492,042
Less fees waived and expenses reimbursed by the investment advisor	—	—	(10,203)
Net expenses	4,079,057	4,538,406	481,839
NET INVESTMENT INCOME (LOSS)	5,149,467	1,786,825	776,710

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(17,001,286)	(17,569,257)	(1,253,047)
In-kind redemptions	22,259,930	33,253,135	7,183,595
Foreign currency transactions	—	—	—
Net realized gain (loss)	5,258,644	15,683,878	5,930,548
Net change in unrealized appreciation (depreciation) on:
Investments	262,392,082	518,128,096	9,522,539
Foreign currency translation	—	—	—
Net change in unrealized appreciation (depreciation)	262,392,082	518,128,096	9,522,539
NET REALIZED AND UNREALIZED GAIN (LOSS)	267,650,726	533,811,974	15,453,087
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$272,800,193	$535,598,799	$16,229,797
See Notes to Financial Statements

First Trust NASDAQ® Clean Edge® Green Energy Index Fund (QCLN)	First Trust S&P REIT Index Fund (FRI)	First Trust Water ETF (FIW)	First Trust Natural Gas ETF (FCG)	First Trust NASDAQ® ABA Community Bank Index Fund (QABA)

$5,324,517	$2,684,329	$8,946,501	$10,627,263	$1,778,764
5,783,805	—	95,946	125,497	8,637
(371,020)	—	(160,906)	(164,755)	—
10,737,302	2,684,329	8,881,541	10,588,005	1,787,401

3,181,178	187,740	2,585,921	1,220,966	233,315
795,294	50,064	323,240	305,241	52,496
368,562	32,428	308,866	153,385	30,762
164,876	21,949	87,555	53,820	13,884
32,280	3,129	28,559	15,262	2,917
41,655	8,423	40,018	25,124	2,933
15,030	17,000	14,575	15,264	14,165
20,631	1,712	12,773	9,392	696
4,996	4,866	6,125	6,125	4,989
4,236	3,640	4,090	3,802	3,657
17,560	1,795	10,360	7,670	1,215
4,646,298	332,746	3,422,082	1,816,051	361,029
—	(19,898)	—	—	(10,963)
4,646,298	312,848	3,422,082	1,816,051	350,066
6,091,004	2,371,481	5,459,459	8,771,954	1,437,335

(51,674,523)	(2,082,083)	(23,768,636)	(9,164,964)	(3,584,275)
21,149,694	(2,463,057)	29,099,266	47,878,179	(7,548,580)
—	—	—	1,854	—
(30,524,829)	(4,545,140)	5,330,630	38,715,069	(11,132,855)

164,206,122	8,745,306	137,485,220	(80,847,722)	(21,436,282)
—	—	—	522	—
164,206,122	8,745,306	137,485,220	(80,847,200)	(21,436,282)
133,681,293	4,200,166	142,815,850	(42,132,131)	(32,569,137)
$139,772,297	$6,571,647	$148,275,309	$(33,360,177)	$(31,131,802)
See Notes to Financial Statements

First Trust Exchange-Traded Fund
Statements of Changes in Net Assets

	First Trust NASDAQ-100 Equal Weighted Index Fund (QQEW)		First Trust NASDAQ-100- Technology Sector Index Fund (QTEC)
	Six Months Ended 6/30/2023 (Unaudited)	Year Ended 12/31/2022	Six Months Ended 6/30/2023 (Unaudited)	Year Ended 12/31/2022
OPERATIONS:
Net investment income (loss)	$5,149,467	$6,934,732	$1,786,825	$2,528,502
Net realized gain (loss)	5,258,644	(31,834,305)	15,683,878	30,459,402
Net change in unrealized appreciation (depreciation)	262,392,082	(315,062,565)	518,128,096	(1,355,869,794)
Net increase (decrease) in net assets resulting from operations	272,800,193	(339,962,138)	535,598,799	(1,322,881,890)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(5,199,875)	(6,866,581)	(2,244,730)	(2,234,346)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	591,284,110	303,095,848	176,651,588	358,662,021
Cost of shares redeemed	(74,411,047)	(261,188,326)	(131,585,274)	(1,724,215,364)
Net increase (decrease) in net assets resulting from shareholder transactions	516,873,063	41,907,522	45,066,314	(1,365,553,343)
Total increase (decrease) in net assets	784,473,381	(304,921,197)	578,420,383	(2,690,669,579)

NET ASSETS:
Beginning of period	1,086,493,062	1,391,414,259	1,359,137,483	4,049,807,062
End of period	$1,870,966,443	$1,086,493,062	$1,937,557,866	$1,359,137,483

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	12,250,002	11,750,002	12,900,002	23,100,002
Shares sold	6,000,000	3,250,000	1,300,000	2,600,000
Shares redeemed	(750,000)	(2,750,000)	(1,050,000)	(12,800,000)
Shares outstanding, end of period	17,500,002	12,250,002	13,150,002	12,900,002
See Notes to Financial Statements

First Trust NASDAQ-100 Ex- Technology Sector Index Fund (QQXT)		First Trust NASDAQ® Clean Edge® Green Energy Index Fund (QCLN)		First Trust S&P REIT Index Fund (FRI)		First Trust Water ETF (FIW)
Six Months Ended 6/30/2023 (Unaudited)	Year Ended 12/31/2022	Six Months Ended 6/30/2023 (Unaudited)	Year Ended 12/31/2022	Six Months Ended 6/30/2023 (Unaudited)	Year Ended 12/31/2022	Six Months Ended 6/30/2023 (Unaudited)	Year Ended 12/31/2022

$776,710	$1,073,743	$6,091,004	$2,172,391	$2,371,481	$3,638,070	$5,459,459	$8,414,234
5,930,548	57,843	(30,524,829)	(111,416,162)	(4,545,140)	(1,238,871)	5,330,630	65,651,825
9,522,539	(20,127,544)	164,206,122	(703,458,148)	8,745,306	(67,166,910)	137,485,220	(333,862,573)
16,229,797	(18,995,958)	139,772,297	(812,701,919)	6,571,647	(64,767,711)	148,275,309	(259,796,514)

(778,040)	(1,136,087)	(6,556,010)	(5,415,781)	(2,820,176)	(4,101,541)	(4,720,591)	(8,373,346)

68,695,999	31,623,232	32,889,541	285,231,186	3,618,872	79,391,146	114,993,013	125,554,676
(23,862,210)	(14,943,882)	(177,157,668)	(717,271,062)	(22,295,270)	(113,732,649)	(96,491,919)	(213,394,672)
44,833,789	16,679,350	(144,268,127)	(432,039,876)	(18,676,398)	(34,341,503)	18,501,094	(87,839,996)
60,285,546	(3,452,695)	(11,051,840)	(1,250,157,576)	(14,924,927)	(103,210,755)	162,055,812	(356,009,856)

133,682,350	137,135,045	1,573,503,896	2,823,661,472	133,098,356	236,309,111	1,249,781,074	1,605,790,930
$193,967,896	$133,682,350	$1,562,452,056	$1,573,503,896	$118,173,429	$133,098,356	$1,411,836,886	$1,249,781,074

1,750,002	1,550,002	33,350,002	41,550,002	5,550,002	7,250,002	15,750,002	16,950,002
850,000	400,000	650,000	4,650,000	150,000	2,700,000	1,400,000	1,550,000
(300,000)	(200,000)	(3,500,000)	(12,850,000)	(900,000)	(4,400,000)	(1,200,000)	(2,750,000)
2,300,002	1,750,002	30,500,002	33,350,002	4,800,002	5,550,002	15,950,002	15,750,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund
Statements of Changes in Net Assets (Continued)

	First Trust Natural Gas ETF (FCG)		First Trust NASDAQ® ABA Community Bank Index Fund (QABA)
	Six Months Ended 6/30/2023 (Unaudited)	Year Ended 12/31/2022	Six Months Ended 6/30/2023 (Unaudited)	Year Ended 12/31/2022
OPERATIONS:
Net investment income (loss)	$8,771,954	$22,056,076	$1,437,335	$2,504,493
Net realized gain (loss)	38,715,069	141,222,022	(11,132,855)	(402,926)
Net change in unrealized appreciation (depreciation)	(80,847,200)	(5,986,689)	(21,436,282)	(18,078,803)
Net increase (decrease) in net assets resulting from operations	(33,360,177)	157,291,409	(31,131,802)	(15,977,236)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(9,835,642)	(25,396,449)	(1,419,507)	(2,513,482)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	16,860,582	843,634,059	—	136,483,565
Cost of shares redeemed	(354,433,381)	(510,610,575)	(87,518,349)	(48,799,730)
Net increase (decrease) in net assets resulting from shareholder transactions	(337,572,799)	333,023,484	(87,518,349)	87,683,835
Total increase (decrease) in net assets	(380,768,618)	464,918,444	(120,069,658)	69,193,117

NET ASSETS:
Beginning of period	888,143,698	423,225,254	187,139,741	117,946,624
End of period	$507,375,080	$888,143,698	$67,070,083	$187,139,741

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	36,248,365	24,648,365	3,550,002	2,000,002
Shares sold	750,000	33,450,000	—	2,450,000
Shares redeemed	(15,200,000)	(21,850,000)	(1,850,000)	(900,000)
Shares outstanding, end of period	21,798,365	36,248,365	1,700,002	3,550,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights
For a share outstanding throughout each period
First Trust NASDAQ-100 Equal Weighted Index Fund (QQEW)

	Six Months Ended 6/30/2023 (Unaudited)	Year Ended December 31,
		2022	2021	2020	2019	2018
Net asset value, beginning of period	$88.69	$118.42	$100.88	$73.78	$54.61	$57.88
Income from investment operations:
Net investment income (loss)	0.35 (a)	0.60	0.28	0.34	0.36	0.32
Net realized and unrealized gain (loss)	18.21	(29.74)	17.54	27.11	19.16	(3.29) (b)
Total from investment operations	18.56	(29.14)	17.82	27.45	19.52	(2.97)
Distributions paid to shareholders from:
Net investment income	(0.34)	(0.59)	(0.28)	(0.35)	(0.35)	(0.30)
Net asset value, end of period	$106.91	$88.69	$118.42	$100.88	$73.78	$54.61
Total return (c)	20.94%	(24.62)%	17.67%	37.35%	35.78%	(5.16)% (b)

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,870,966	$1,086,493	$1,391,414	$1,175,270	$907,438	$461,464
Ratio of total expenses to average net assets	0.57% (d)	0.58%	0.57%	0.58%	0.59%	0.60%
Ratio of net investment income (loss) to average net assets	0.72% (d)	0.61%	0.25%	0.41%	0.56%	0.52%
Portfolio turnover rate (e)	15%	33%	23%	28%	29%	27%

(a)	Based on average shares outstanding.
(b)
The Fund received a reimbursement from the Advisor in the amount of $22,098 in connection with a trade error, which represents less than $0.01 per share. Since the Advisor reimbursed the Fund, there was no effect on the Fund’s total return.

(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust NASDAQ-100-Technology Sector Index Fund (QTEC)

	Six Months Ended 6/30/2023 (Unaudited)	Year Ended December 31,
		2022	2021	2020	2019	2018
Net asset value, beginning of period	$105.36	$175.32	$138.14	$100.08	$67.97	$71.92
Income from investment operations:
Net investment income (loss)	0.14 (a)	0.18	0.02	0.58	0.70	0.65
Net realized and unrealized gain (loss)	42.02	(69.98)	37.19	38.09	32.09	(3.98)
Total from investment operations	42.16	(69.80)	37.21	38.67	32.79	(3.33)
Distributions paid to shareholders from:
Net investment income	(0.18)	(0.16)	(0.03)	(0.61)	(0.68)	(0.62)
Net asset value, end of period	$147.34	$105.36	$175.32	$138.14	$100.08	$67.97
Total return (b)	40.03%	(39.81)%	26.94%	38.82%	48.36%	(4.70)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,937,558	$1,359,137	$4,049,807	$3,349,911	$2,912,388	$1,950,669
Ratio of total expenses to average net assets	0.57% (c)	0.57%	0.56%	0.57%	0.57%	0.57%
Ratio of net investment income (loss) to average net assets	0.23% (c)	0.12%	0.01%	0.50%	0.82%	0.84%
Portfolio turnover rate (d)	13%	28%	25%	31%	23%	21%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust NASDAQ-100 Ex-Technology Sector Index Fund (QQXT)

	Six Months Ended 6/30/2023 (Unaudited)	Year Ended December 31,
		2022	2021	2020	2019	2018
Net asset value, beginning of period	$76.39	$88.47	$79.43	$58.39	$45.66	$48.53
Income from investment operations:
Net investment income (loss)	0.39 (a)	0.66	0.35	0.22	0.20	0.18
Net realized and unrealized gain (loss)	7.93	(12.04)	9.00	21.04	12.73	(2.88)
Total from investment operations	8.32	(11.38)	9.35	21.26	12.93	(2.70)
Distributions paid to shareholders from:
Net investment income	(0.38)	(0.70)	(0.31)	(0.22)	(0.20)	(0.17)
Net asset value, end of period	$84.33	$76.39	$88.47	$79.43	$58.39	$45.66
Total return (b)	10.89%	(12.85)%	11.80%	36.48%	28.35%	(5.58)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$193,968	$133,682	$137,135	$146,938	$102,183	$77,618
Ratio of total expenses to average net assets	0.61% (c)	0.63%	0.62%	0.62%	0.64%	0.64%
Ratio of net expenses to average net assets	0.60% (c)	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	0.97% (c)	0.86%	0.40%	0.34%	0.38%	0.34%
Portfolio turnover rate (d)	14%	35%	25%	35%	31%	26%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust NASDAQ® Clean Edge® Green Energy Index Fund (QCLN)

	Six Months Ended 6/30/2023 (Unaudited)	Year Ended December 31,
		2022	2021	2020	2019	2018
Net asset value, beginning of period	$47.18	$67.96	$70.17	$24.91	$17.63	$20.28
Income from investment operations:
Net investment income (loss)	0.19 (a)	0.07	(0.13)	0.11	0.13	0.12
Net realized and unrealized gain (loss)	4.07	(20.70)	(2.07)	45.36	7.36	(2.59)
Total from investment operations	4.26	(20.63)	(2.20)	45.47	7.49	(2.47)
Distributions paid to shareholders from:
Net investment income	(0.21)	(0.15)	(0.01)	(0.21)	(0.21)	(0.11)
Return of capital	—	—	—	—	—	(0.07)
Total distributions	(0.21)	(0.15)	(0.01)	(0.21)	(0.21)	(0.18)
Net asset value, end of period	$51.23	$47.18	$67.96	$70.17	$24.91	$17.63
Total return (b)	9.03%	(30.37)%	(3.14)%	183.52%	42.69%	(12.22)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,562,452	$1,573,504	$2,823,661	$1,999,803	$144,467	$83,731
Ratio of total expenses to average net assets	0.58% (c)	0.58%	0.58%	0.60%	0.63%	0.65%
Ratio of net expenses to average net assets	0.58% (c)	0.58%	0.58%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	0.77% (c)	0.10%	(0.24)%	0.04%	0.58%	0.59%
Portfolio turnover rate (d)	8%	36%	28%	43%	26%	45%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust S&P REIT Index Fund (FRI)

	Six Months Ended 6/30/2023 (Unaudited)	Year Ended December 31,
		2022	2021	2020	2019	2018
Net asset value, beginning of period	$23.98	$32.59	$23.23	$26.14	$21.63	$23.28
Income from investment operations:
Net investment income (loss)	0.46 (a)	0.53	0.50	0.52	0.56	0.69
Net realized and unrealized gain (loss)	0.75	(8.54)	9.33	(2.72)	4.55	(1.65)
Total from investment operations	1.21	(8.01)	9.83	(2.20)	5.11	(0.96)
Distributions paid to shareholders from:
Net investment income	(0.57)	(0.60)	(0.47)	(0.71)	(0.60)	(0.69)
Net asset value, end of period	$24.62	$23.98	$32.59	$23.23	$26.14	$21.63
Total return (b)	5.07%	(24.63)%	42.52%	(8.10)%	23.67%	(4.19)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$118,173	$133,098	$236,309	$74,344	$198,642	$115,696
Ratio of total expenses to average net assets	0.53% (c)	0.50%	0.51%	0.52%	0.51%	0.52%
Ratio of net expenses to average net assets	0.50% (c)	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets	3.79% (c)	1.84%	2.04%	2.04%	2.40%	3.05%
Portfolio turnover rate (d)	3%	8%	6%	6%	10%	10%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Water ETF (FIW)

	Six Months Ended 6/30/2023 (Unaudited)	Year Ended December 31,
		2022	2021	2020	2019	2018
Net asset value, beginning of period	$79.35	$94.74	$72.13	$59.91	$43.96	$48.58
Income from investment operations:
Net investment income (loss)	0.35 (a)	0.53	0.36	0.38	0.32	0.35
Net realized and unrealized gain (loss)	9.12	(15.39)	22.60	12.24	15.96	(4.65)
Total from investment operations	9.47	(14.86)	22.96	12.62	16.28	(4.30)
Distributions paid to shareholders from:
Net investment income	(0.30)	(0.53)	(0.35)	(0.40)	(0.33)	(0.32)
Net asset value, end of period	$88.52	$79.35	$94.74	$72.13	$59.91	$43.96
Total return (b)	11.93%	(15.65)%	31.89%	21.20%	37.11%	(8.89)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,411,837	$1,249,781	$1,605,791	$688,794	$536,168	$290,107
Ratio of total expenses to average net assets	0.53% (c)	0.53%	0.53%	0.54%	0.55%	0.55%
Ratio of net investment income (loss) to average net assets	0.84% (c)	0.66%	0.47%	0.66%	0.61%	0.72%
Portfolio turnover rate (d)	7%	13%	15%	15%	12%	11%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Natural Gas ETF (FCG)

	Six Months Ended 6/30/2023 (Unaudited)	Year Ended December 31,
		2022	2021	2020	2019	2018
Net asset value, beginning of period	$24.50	$17.17	$8.80	$12.05	$14.69	$22.75
Income from investment operations:
Net investment income (loss)	0.32 (a)	0.69	0.20	0.10	0.10	0.02
Net realized and unrealized gain (loss)	(1.12)	7.38	8.47	(3.01)	(2.39)	(7.86)
Total from investment operations	(0.80)	8.07	8.67	(2.91)	(2.29)	(7.84)
Distributions paid to shareholders from:
Net investment income	(0.42)	(0.74)	(0.30)	—	(0.11)	—
Return of capital	—	—	—	(0.34)	(0.24)	(0.22)
Total distributions	(0.42)	(0.74)	(0.30)	(0.34)	(0.35)	(0.22)
Net asset value, end of period	$23.28	$24.50	$17.17	$8.80	$12.05	$14.69
Total return (b)	(3.23)%	47.27%	98.69%	(23.22)%	(15.87)%	(34.77)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$507,375	$888,144	$423,225	$103,429	$95,209	$88,874
Ratio of total expenses to average net assets	0.59% (c)	0.60%	0.62% (d)	0.67%	0.65%	0.63%
Ratio of net expenses to average net assets	0.59% (c)	0.60%	0.61% (d)	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	2.87% (c)	2.82%	1.41%	1.48%	0.65%	0.07%
Portfolio turnover rate (e)	13%	39%	42%	103%	61%	47%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(c)	Annualized.
(d)	For the year ended December 31, 2021, ratio reflects excise tax of 0.01%, which is not included in the expense cap.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust NASDAQ® ABA Community Bank Index Fund (QABA)

	Six Months Ended 6/30/2023 (Unaudited)	Year Ended December 31,
		2022	2021	2020	2019	2018
Net asset value, beginning of period	$52.72	$58.97	$44.75	$51.91	$43.16	$52.34
Income from investment operations:
Net investment income (loss)	0.57 (a)	1.10	1.01	1.11	1.04	0.81
Net realized and unrealized gain (loss)	(13.16)	(6.24)	14.20	(7.13)	8.72	(9.17)
Total from investment operations	(12.59)	(5.14)	15.21	(6.02)	9.76	(8.36)
Distributions paid to shareholders from:
Net investment income	(0.68)	(1.11)	(0.99)	(1.14)	(1.01)	(0.82)
Net asset value, end of period	$39.45	$52.72	$58.97	$44.75	$51.91	$43.16
Total return (b)	(23.91)%	(8.70)%	34.08%	(11.00)%	22.80%	(16.14)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$67,070	$187,140	$117,947	$85,020	$142,752	$228,762
Ratio of total expenses to average net assets	0.62% (c)	0.62%	0.63%	0.64%	0.60%	0.60%
Ratio of net expenses to average net assets	0.60% (c)	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	2.46% (c)	2.11%	1.82%	2.75%	1.98%	1.50%
Portfolio turnover rate (d)	8%	18%	23%	14%	15%	11%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund
June 30, 2023 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on August 8, 2003, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of twenty-three exchange-traded funds. This report covers the eight funds (each a “Fund” and collectively, the “Funds”) listed below:

First Trust NASDAQ-100 Equal Weighted Index Fund – (The Nasdaq Stock Market LLC (“Nasdaq”) ticker “QQEW”)
First Trust NASDAQ-100-Technology Sector Index Fund – (Nasdaq ticker “QTEC”)
First Trust NASDAQ-100 Ex-Technology Sector Index Fund – (Nasdaq ticker “QQXT”)
First Trust NASDAQ® Clean Edge® Green Energy Index Fund – (Nasdaq ticker “QCLN”)
First Trust S&P REIT Index Fund – (NYSE Arca, Inc. (“NYSE Arca”) ticker “FRI”)
First Trust Water ETF – (NYSE Arca ticker “FIW”)
First Trust Natural Gas ETF – (NYSE Arca ticker “FCG”)
First Trust NASDAQ® ABA Community Bank Index Fund – (Nasdaq ticker “QABA”)
Each Fund represents a separate series of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.” The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the following indices:

Fund	Index
First Trust NASDAQ-100 Equal Weighted Index Fund	Nasdaq-100 Equal WeightedTM Index
First Trust NASDAQ-100-Technology Sector Index Fund	Nasdaq-100 Technology SectorTM Index
First Trust NASDAQ-100 Ex-Technology Sector Index Fund	Nasdaq-100 Ex-Tech SectorTM Index
First Trust NASDAQ® Clean Edge® Green Energy Index Fund	Nasdaq® Clean Edge® Green EnergyTM Index
First Trust S&P REIT Index Fund	S&P United States REIT Index
First Trust Water ETF	ISE Clean Edge WaterTM Index
First Trust Natural Gas ETF	ISE-Revere Natural GasTM Index
First Trust NASDAQ® ABA Community Bank Index Fund	Nasdaq OMX® ABA Community BankTM Index
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2023 (Unaudited)
thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks, real estate investment trusts (“REITs”), master limited partnerships (“MLPs”) and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Shares of open-end funds are valued based on NAV per share.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Overnight repurchase agreements are valued at amortized cost when it represents the most appropriate reflection of fair market value.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2023 (Unaudited)
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of June 30, 2023, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.
Distributions received from a Fund’s investments in MLPs generally are comprised of return of capital and investment income. A Fund records estimated return of capital and investment income based on historical information available from each MLP. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded.
Distributions received from a Fund’s investments in REITs may be comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until after the REITs’ fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
C. Offsetting on the Statements of Assets and Liabilities
Offsetting Assets and Liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statements of Assets and Liabilities and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a Fund’s financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.
This disclosure, if applicable, is included within each Fund’s Portfolio of Investments under the heading “Offsetting Assets and Liabilities.” For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements (“MNAs”) or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.
D. Securities Lending
The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.
Under the Funds’ Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. (“BBH”) acts as the Funds’ securities lending

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2023 (Unaudited)
agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The fees received from the securities lending agent are accrued daily. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2023, QQEW, QTEC, QQXT, QCLN, FIW, FCG, and QABA had securities in the securities lending program. During the six months ended June 30, 2023, QQEW, QTEC, QQXT, QCLN, FIW, FCG, and QABA participated in the securities lending program.
In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower’s default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.
E. Repurchase Agreements
Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.
MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.
Repurchase agreements received for lending securities are collateralized by U.S. Treasury securities. The U.S. Treasury securities are held in a joint custody account at BBH on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a Fund’s portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund is less than the repurchase price and the Fund’s costs associated with the delay and enforcement of the MRA.
While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the six months ended June 30, 2023, were received as collateral for lending securities.
F. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized gains earned by each Fund, if any, are distributed at least annually. A Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2023 (Unaudited)
The tax character of distributions paid by each Fund during the fiscal year ended December 31, 2022 was as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust NASDAQ-100 Equal Weighted Index Fund	$6,866,581	$—	$—
First Trust NASDAQ-100-Technology Sector Index Fund	2,234,346	—	—
First Trust NASDAQ-100 Ex-Technology Sector Index Fund	1,136,087	—	—
First Trust NASDAQ® Clean Edge® Green Energy Index Fund	5,415,781	—	—
First Trust S&P REIT Index Fund	4,101,541	—	—
First Trust Water ETF	8,373,346	—	—
First Trust Natural Gas ETF	25,396,449	—	—
First Trust NASDAQ® ABA Community Bank Index Fund	2,513,482	—	—
As of December 31, 2022, the components of distributable earnings on a tax basis for each Fund were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust NASDAQ-100 Equal Weighted Index Fund	$68,151	$(129,411,693)	$(46,769,322)
First Trust NASDAQ-100-Technology Sector Index Fund	294,156	(411,078,895)	(342,545,354)
First Trust NASDAQ-100 Ex-Technology Sector Index Fund	9,867	(15,846,180)	8,254,529
First Trust NASDAQ® Clean Edge® Green Energy Index Fund	—	(341,292,950)	(562,630,015)
First Trust S&P REIT Index Fund	23,162	(225,432)	(45,517,281)
First Trust Water ETF	194,810	(14,566,866)	34,702,636
First Trust Natural Gas ETF	—	(523,424,510)	15,021,065
First Trust NASDAQ® ABA Community Bank Index Fund	290,430	(13,902,549)	(14,109,612)
G. Income Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
Certain countries assess a capital gains tax on securities sold in their local markets. This tax is accrued as the securities in these foreign markets appreciate in value and is paid at the time of sale to the extent a capital gain is realized. Taxes accrued on securities in an unrealized appreciation position are included in “Net change in unrealized appreciation (depreciation) on deferred foreign capital gains tax” on the Statements of Operations. The capital gains tax paid on securities sold, if any, is included in “Net realized gain (loss) on foreign capital gains tax” on the Statements of Operations.
India’s Finance Bill, 2018 (“Finance Bill, 2018”) was enacted into law on March 29, 2018 and amongst other provisions, it introduced a long-term capital gains tax beginning April 1, 2018. Long-term capital gains on the sale of listed shares in excess of INR 0.1 million are taxed at the rate of 10% (plus applicable surcharge and cess (which is a type of tax)) subject to satisfaction of certain conditions. Long-term capital gains accruing as of January 31, 2018 are considered exempt due to a grandfather clause in the provision. The aforesaid exemption from long-term capital gains tax is available with respect to shares acquired between October 1, 2004 and March 31, 2018 only if on such acquisitions Securities Transaction Tax (“STT”) was chargeable. Certain exceptions in this regard, such as acquisition of shares in a public offer, bonus, rights issued, etc. for which the condition of chargeability of STT on acquisition is not applicable, have been notified.
In the case of the sale of listed shares held by a Fund for one year or less, the income is classified as short-term capital gains and is taxable at 15% (plus applicable surcharge and cess) provided the shares are sold on the stock exchange and subjected to STT. For above purposes, the applicable rate of surcharge is 2% or 5% (depending on the level of income of the Fund). The Finance Bill, 2018

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2023 (Unaudited)
increases the cess imposed on the sum of tax and surcharge from 3% to 4%. The cess 4% rate is applied to the capital gains tax, resulting in a higher effective rate of capital gains tax.
Where the sale of shares is outside the stock exchange and not subject to STT, the long-term capital gains are taxed at 10% (plus applicable surcharge and cess) and short-term capital gains are taxed at 30% (plus applicable surcharge and cess). The Finance Bill, 2018, approves the carry forward of long-term capital losses to be offset against long-term capital gains. Short-term losses can be netted against both short-term gains and long-term gains.
Until March 31, 2020, dividends received by a Fund from Indian companies were exempt from tax in India because Indian companies were required to pay dividend distribution tax. The Indian Finance Act, 2020 has amended the dividend taxation framework effective April 1, 2020 and accordingly dividends would now be taxable in the hands of the shareholders at 20%, plus applicable surcharge and cess. Subsequent to the Indian Finance Act, 2020, “The Taxation and Other Laws (Relaxation and Amendment of Certain Provisions) Bill, 2020” (the “Bill”) was enacted into law and is effective retroactively to April 1, 2020. The Bill caps the maximum surcharge at 15% of the tax on dividend income earned by the Fund. The highest effective tax rate proposed for non-corporate entities on dividends will be 23.92%. Note the Fund will not obtain relief under the US-India tax treaty as the treaty rate of 25% is higher than the domestic rate. Any excess taxes withheld can be off-set against capital gains tax liability during the year or claimed as a refund in the annual tax return.
Please note that the above description is based on current provisions of Indian law, and any change or modification made by subsequent legislation, regulation, or administrative or judicial decision could increase the Indian tax liability of a Fund and thus reduce the return to a Fund’s shareholders. There can be no assurance that the Indian tax authorities and/or regulators will not take a position contrary to the views expressed herein. If the Indian tax authorities and/or regulators take a position contrary to the views expressed herein, adverse unpredictable consequences may follow.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2019, 2020, 2021, and 2022 remain open to federal and state audit. As of June 30, 2023, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At December 31, 2022, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the table below, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund’s shareholders.

Non-Expiring Capital Loss Carryforward
First Trust NASDAQ-100 Equal Weighted Index Fund	$129,411,693
First Trust NASDAQ-100-Technology Sector Index Fund	411,078,895
First Trust NASDAQ-100 Ex-Technology Sector Index Fund	15,846,180
First Trust NASDAQ® Clean Edge® Green Energy Index Fund	341,292,950
First Trust S&P REIT Index Fund	225,432
First Trust Water ETF	14,566,866
First Trust Natural Gas ETF	523,424,510
First Trust NASDAQ® ABA Community Bank Index Fund	13,902,549
During the taxable year ended December 31, 2022, the following Fund utilized non-expiring capital loss carryforwards in the following amount:

Capital Loss Utilized
First Trust S&P REIT Index Fund	$460,089

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2023 (Unaudited)
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended December 31, 2022, the Funds had no net late year ordinary or capital losses.
As of June 30, 2023, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust NASDAQ-100 Equal Weighted Index Fund	$1,691,067,147	$306,714,739	$(70,024,932)	$236,689,807
First Trust NASDAQ-100-Technology Sector Index Fund	1,795,425,442	355,856,048	(162,311,219)	193,544,829
First Trust NASDAQ-100 Ex-Technology Sector Index Fund	180,103,731	28,632,949	(8,383,185)	20,249,764
First Trust NASDAQ® Clean Edge® Green Energy Index Fund	2,072,391,228	245,089,936	(585,194,773)	(340,104,837)
First Trust S&P REIT Index Fund	152,621,843	1,457,138	(36,359,860)	(34,902,722)
First Trust Water ETF	1,264,761,309	226,954,212	(39,795,957)	187,158,255
First Trust Natural Gas ETF	558,573,650	15,071,456	(58,893,780)	(43,822,324)
First Trust NASDAQ® ABA Community Bank Index Fund	102,230,230	84,782	(34,380,121)	(34,295,339)
H. Expenses
Expenses that are directly related to one of the Funds are charged directly to the respective Fund. General expenses of the Trust are allocated to all the Funds based upon the net assets of each Fund.
First Trust has entered into licensing agreements with each of the following “Licensors” for the respective Funds:

Fund	Licensor
First Trust NASDAQ-100 Equal Weighted Index Fund	Nasdaq, Inc.
First Trust NASDAQ-100-Technology Sector Index Fund	Nasdaq, Inc.
First Trust NASDAQ-100 Ex-Technology Sector Index Fund	Nasdaq, Inc.
First Trust NASDAQ® Clean Edge® Green Energy Index Fund	Nasdaq, Inc. and Clean Edge®
First Trust S&P REIT Index Fund	S&P Dow Jones Indices LLC
First Trust Water ETF	International Securities Exchange, LLC
First Trust Natural Gas ETF	International Securities Exchange, LLC
First Trust NASDAQ® ABA Community Bank Index Fund	Nasdaq, Inc. and American Bankers Association
The respective license agreements allow for the use by First Trust of certain trademarks and trade names of the respective Licensors. The Funds are sub-licensees to the applicable license agreement. The respective Funds are required to pay licensing fees, which are shown on the Statements of Operations.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
The management fee payable by each Fund to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2023 (Unaudited)
Breakpoints	QQEW	QTEC	QQXT	QCLN	FRI	FIW	FCG	QABA
Fund net assets up to and including $2.5 billion	0.40%	0.40%	0.40%	0.40%	0.3000%	0.40%	0.40%	0.40%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.39%	0.39%	0.39%	0.39%	0.2925%	0.39%	0.39%	0.39%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.38%	0.38%	0.38%	0.38%	0.2850%	0.38%	0.38%	0.38%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.37%	0.37%	0.37%	0.37%	0.2775%	0.37%	0.37%	0.37%
Fund net assets greater than $10 billion up to and including $15 billion	0.36%	0.36%	0.36%	0.36%	0.2770%	0.36%	0.36%	0.36%
Fund net assets greater than $15 billion	0.34%	0.34%	0.34%	0.34%	0.2550%	0.34%	0.34%	0.34%
The Trust and the Advisor have entered into an Expense Reimbursement and Fee Waiver Agreement (“Agreement”) in which First Trust has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of each Fund (excluding interest expense, brokerage commissions and other trading expenses, acquired fund fees and expenses, taxes and extraordinary expenses) exceed the below amount as a percentage of average daily net assets per year (the “Expense Cap”). The Expense Cap will be in effect until at least April 30, 2024.

Expense Cap
First Trust NASDAQ-100 Equal Weighted Index Fund	0.60%
First Trust NASDAQ-100-Technology Sector Index Fund	0.60%
First Trust NASDAQ-100 Ex-Technology Sector Index Fund	0.60%
First Trust NASDAQ® Clean Edge® Green Energy Index Fund	0.60%
First Trust S&P REIT Index Fund	0.50%
First Trust Water ETF	0.60%
First Trust Natural Gas ETF	0.60%
First Trust NASDAQ® ABA Community Bank Index Fund	0.60%
The Trust has multiple service agreements with The Bank of New York Mellon (“BNYM”). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Lead Independent Trustee and the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairs rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended June 30, 2023, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
First Trust NASDAQ-100 Equal Weighted Index Fund	$222,224,069	$221,557,434
First Trust NASDAQ-100-Technology Sector Index Fund	207,088,689	206,354,431
First Trust NASDAQ-100 Ex-Technology Sector Index Fund	22,786,602	22,755,427
First Trust NASDAQ® Clean Edge® Green Energy Index Fund	135,360,181	136,403,052
First Trust S&P REIT Index Fund	4,083,343	4,346,328

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2023 (Unaudited)
	Purchases	Sales
First Trust Water ETF	$88,510,436	$89,052,453
First Trust Natural Gas ETF	85,199,104	83,944,953
First Trust NASDAQ® ABA Community Bank Index Fund	9,584,185	9,607,901
For the six months ended June 30, 2023, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

	Purchases	Sales
First Trust NASDAQ-100 Equal Weighted Index Fund	$590,802,063	$74,352,583
First Trust NASDAQ-100-Technology Sector Index Fund	176,560,794	131,508,854
First Trust NASDAQ-100 Ex-Technology Sector Index Fund	68,614,413	23,813,003
First Trust NASDAQ® Clean Edge® Green Energy Index Fund	32,863,115	177,054,629
First Trust S&P REIT Index Fund	3,613,004	22,245,288
First Trust Water ETF	114,801,092	96,226,807
First Trust Natural Gas ETF	16,809,487	353,546,921
First Trust NASDAQ® ABA Community Bank Index Fund	—	87,362,238
5. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as “Creation Units.” Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation (“NSCC”) the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process:the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2023 (Unaudited)
the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before April 30, 2024.
7. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s  maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Additional Information
First Trust Exchange-Traded Fund
June 30, 2023 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Defined Outcome Funds Risk. To the extent a fund’s investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any) may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor’s investment period. Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund’s share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period. Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.

Additional Information (Continued)
First Trust Exchange-Traded Fund
June 30, 2023 (Unaudited)
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Index or Model Constituent Risk. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund’s net asset value could be negatively impacted and the fund’s market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund’s shares.
Index Provider Risk. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund’s costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
LIBOR Risk. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate (“LIBOR”) as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021.

Additional Information (Continued)
First Trust Exchange-Traded Fund
June 30, 2023 (Unaudited)
There is no assurance that any alternative reference rate, including the Secured Overnight Financing Rate (“SOFR”) will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Market risk is the risk that a particular security, or shares of a fund in general, may fall in value. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February 2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The COVID-19 global pandemic and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets. While the U.S. has resumed “reasonably” normal business activity, many countries continue to impose lockdown measures. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease. These events also adversely affect the prices and liquidity of a fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of a fund’s shares and result in increased market volatility. During any such events, a fund’s shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on a fund’s shares may widen.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to:possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Operational Risk. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund’s ability to meet its investment objective. Although the funds and the funds’ investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.
Passive Investment Risk. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.
Preferred Securities Risk. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt securities in a company’s capital structure in terms of priority to corporate income, subjecting them to greater credit risk than those debt securities. Generally, holders of preferred securities have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may obtain limited rights. In certain circumstances, an issuer of preferred securities may defer

Additional Information (Continued)
First Trust Exchange-Traded Fund
June 30, 2023 (Unaudited)
payment on the securities and, in some cases, redeem the securities prior to a specified date. Preferred securities may also be substantially less liquid than other securities, including common stock.
Valuation Risk. The valuation of certain securities may carry more risk than that of common stock. Uncertainties in the conditions of the financial markets, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. A fund may hold investments in sizes smaller than institutionally sized round lot positions (sometimes referred to as odd lots). However, third-party pricing services generally provide evaluations on the basis of institutionally-sized round lots. If a fund sells certain of its investments in an odd lot transaction, the sale price may be less than the value at which such securities have been held by the fund. Odd lots often trade at lower prices than institutional round lots. There is no assurance that the fund will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the fund.
NOT FDIC INSURED  NOT BANK GUARANTEED  MAY LOSE VALUE
Advisory Agreements
Board Considerations Regarding Approval of Continuation of Investment Management Agreement
The Board of Trustees of First Trust Exchange-Traded Fund (the “Trust”), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the “Agreement”) with First Trust Advisors L.P. (the “Advisor”) on behalf of the following series of the Trust (each a “Fund” and collectively, the “Funds”):

First Trust NASDAQ-100 Equal Weighted Index Fund (QQEW)
First Trust NASDAQ-100-Technology Sector Index Fund (QTEC)
First Trust NASDAQ-100 Ex-Technology Sector Index Fund (QQXT)
First Trust NASDAQ® Clean Edge® Green Energy Index Fund (QCLN)
First Trust S&P REIT Index Fund (FRI)
First Trust Water ETF (FIW)
First Trust Natural Gas ETF (FCG)
First Trust NASDAQ® ABA Community Bank Index Fund (QABA)
The Board approved the continuation of the Agreement for each Fund for a one-year period ending June 30, 2024 at a meeting held on June 4–5, 2023. The Board determined for each Fund that the continuation of the Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 17, 2023 and June 4–5, 2023, the Board, including the Independent Trustees, reviewed materials provided by the Advisor responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined:the services provided by the Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the advisory fee rate schedule payable by each Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds (“ETFs”) managed by the Advisor; the expense ratio of each Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; performance information for each Fund, including comparisons of each Fund’s performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the “Performance Universe”), each assembled by Broadridge; the nature of expenses incurred in providing services to each Fund and the potential for the Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; any indirect benefits to the Advisor and its affiliate, First Trust Portfolios L.P. (“FTP”); and information on the Advisor’s compliance program. The Board reviewed initial materials with the Advisor at the meeting held on April 17, 2023, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor. Following the April meeting, counsel to the Independent Trustees, on behalf of the Independent Trustees, requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and their counsel held prior

Additional Information (Continued)
First Trust Exchange-Traded Fund
June 30, 2023 (Unaudited)
to the June 4–5, 2023 meeting, as well as at the June meeting. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor continues to be a reasonable business arrangement from each Fund’s perspective. The Board determined that, given the totality of the information provided with respect to the Agreement, the Board had received sufficient information to renew the Agreement. The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the Advisor manages the Fund and knowing the Fund’s advisory fee.
In reviewing the Agreement for each Fund, the Board considered the nature, extent and quality of the services provided by the Advisor under the Agreement. The Board considered that the Advisor is responsible for the overall management and administration of the Trust and each Fund and reviewed all of the services provided by the Advisor to the Funds, as well as the background and experience of the persons responsible for such services. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Funds. Finally, as part of the Board’s consideration of the Advisor’s services, the Advisor, in its written materials and at the April 17, 2023 meeting, described to the Board the scope of its ongoing investment in additional personnel and infrastructure to maintain and improve the quality of services provided to the Funds and the other funds in the First Trust Fund Complex. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and each Fund by the Advisor under the Agreement have been and are expected to remain satisfactory and that the Advisor has managed each Fund consistent with its investment objective, policies and restrictions.
The Board considered the advisory fee rate schedule payable by each Fund under the Agreement for the services provided. The Board considered that the Advisor agreed to extend the current expense cap for each Fund through April 30, 2025. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Groups, as well as advisory and unitary fee rates charged by the Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because each Fund’s Expense Group included peer funds that pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio for each Fund was above the median total (net) expense ratio of the peer funds in its respective Expense Group. With respect to the Expense Groups, the Board, at the April 17, 2023 meeting, discussed with Broadridge its methodology for assembling peer groups and discussed with the Advisor limitations in creating peer groups for index ETFs, including differences in underlying indexes and index-tracking methodologies that can result in greater management complexities across seemingly comparable ETFs, and different business models that may affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the Funds and other non-ETF clients that limited their comparability. In considering the advisory fee rate schedules overall, the Board also considered the Advisor’s statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor’s demonstrated long-term commitment to each Fund and the other funds in the First Trust Fund Complex.
The Board considered performance information for each Fund. The Board noted the process it has established for monitoring each Fund’s performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor for the Funds. The Board determined that this process continues to be effective for reviewing each Fund’s performance. The Board received and reviewed information for periods ended December 31, 2022 regarding the performance of each Fund’s underlying index, the correlation between each Fund’s performance and that of its underlying index, each Fund’s tracking difference and each Fund’s excess return as compared to its benchmark index. Based on the information provided and its ongoing review of performance, the Board concluded that each Fund was correlated to its underlying index and that the tracking difference for each Fund was within a reasonable range. In addition, the Board reviewed data prepared by Broadridge comparing each Fund’s performance to that of its respective Performance Universe and to that of a broad-based benchmark index and noted the Advisor’s discussion of FCG’s performance at the April 17, 2023 meeting. However, given each Fund’s objective of seeking investment results that correspond generally to the performance of its underlying index, the Board placed more emphasis on its review of correlation and tracking difference.
On the basis of all the information provided on the fees, expenses and performance of each Fund and the ongoing oversight by the Board, the Board concluded that the advisory fee for each Fund continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor to each Fund under the Agreement.
The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Funds at current asset levels and whether the Funds may benefit from any economies of scale. The Board noted that the advisory fee rate schedule for each Fund includes breakpoints pursuant to which the advisory fee rate will be

Additional Information (Continued)
First Trust Exchange-Traded Fund
June 30, 2023 (Unaudited)
reduced as assets of the Fund meet certain thresholds. The Board considered the Advisor’s statement that it believes that its expenses relating to providing advisory services to the Funds will increase during the next twelve months as the Advisor continues to build infrastructure and add new staff. The Board concluded that the advisory fee rate schedule for each Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at current asset levels. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to each Fund for the twelve months ended December 31, 2022 and the estimated profitability level for each Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the same period. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s profitability level for each Fund was not unreasonable. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Funds. The Board considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with the Funds. The Board concluded that the character and amount of potential indirect benefits to the Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of each Fund. No single factor was determinative in the Board’s analysis.
Liquidity Risk Management Program
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Funds and each other fund in the First Trust Fund Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the “Program”) reasonably designed to assess and manage the funds’ liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund. The Board of Trustees of the First Trust Funds has appointed First Trust Advisors, L.P. (the “Advisor”) as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First Trust Liquidity Committee (the “Liquidity Committee”).
Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund’s portfolio investments into one of the four liquidity categories specified by Rule 22e-4: highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments. The Liquidity Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds. The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds, monitors the funds’ holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund’s net assets and establishes policies and procedures regarding redemptions in kind.
At the April 17, 2023 meeting of the Board of Trustees, as required by Rule 22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from March 17, 2022 through the Liquidity Committee’s annual meeting held on March 23, 2023 and assessed the Program’s adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund that is required under the Program to have one, and any material changes to the Program. Note that because the Funds primarily hold assets that are highly liquid investments, the Funds have not adopted any highly liquid investment minimums.
As stated in the written report, during the review period, two funds breached the 15% limitation on illiquid investments for one day each, as a result of an unscheduled week-long closure of the stock exchange in Istanbul following devastating earthquakes in February, causing all Turkish equities to be re-classified as “illiquid” for one day. Each fund filed a Form N-RN on the day after the breach occurred, and one day later after the breach was cured. No fund with a highly liquid investment minimum breached that minimum during the reporting period. The Advisor concluded that each fund’s investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.

First Trust Exchange-Traded Fund
INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

Semi-Annual Report
For the Period Ended
June 30, 2023

First Trust Exchange-Traded Fund
Book 3

First Trust Dividend Strength ETF (FTDS)
First Trust Dow 30 Equal Weight ETF (EDOW)
First Trust Lunt U.S. Factor Rotation ETF (FCTR)
First Trust Growth Strength ETF (FTGS)
First Trust Indxx Aerospace & Defense ETF (MISL)
First Trust Bloomberg Inflation Sensitive Equity ETF (FTIF)

First Trust Exchange-Traded Fund
Semi-Annual Report
June 30, 2023

Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Funds.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund’s performance and investment approach.
By reading the market overview by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund’s performance compared to that of relevant market benchmarks.
It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that:informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

Shareholder Letter
First Trust Exchange-Traded Fund
Semi-Annual Letter from the Chairman and CEO
June 30, 2023
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for certain series of the First Trust Exchange-Traded Fund (the “Funds”), which contains detailed information about the Funds for the six months ended June 30, 2023. Please note that the First Trust Bloomberg Inflation Sensitive Equity ETF was incepted on March 13, 2023 and therefore, any information in this letter or the semi-annual report prior to that Fund’s inception date does not apply to this Fund.
One economic topic that continues to dominate headlines is whether the Federal Reserve (the “Fed”) will be able to pull off a “soft landing” for the U.S. economy, raising interest rates just high enough to curb inflation, but not so high that they stunt economic growth and cause a recession. Historically, soft landings are exceedingly rare. Over the past 60 years, the Fed has only been able to orchestrate this phenomenon once. This occurred between February 1994 and February 1995 when the Fed doubled the Federal Funds target rate (upper bound), raising it from 3.0% to 6.0%. For comparative purposes, the Federal Funds target rate (upper bound) stood at 5.25% on June 30, 2023, a full 500 basis points above its most recent low of 0.25% on March 15, 2022. Inflation, as measured by the rate of change in the Consumer Price Index (“CPI”), appears to be declining. The CPI stood at 3.0% on June 30, 2023, substantially lower than its most recent peak of 9.1% on June 30, 2022. Despite the Fed’s tighter monetary policy, the U.S. economy continues to show resilience, with gross domestic product (“GDP”) growing in each of the past three quarters.
I am continually amazed by the efficiencies that technological advances can have on production. Take, for example, the recent interest in artificial intelligence (“AI”). The U.S. Census Bureau reported that construction spending by manufacturers in the U.S. has more than doubled in the past year, reaching an annual rate of nearly $190 billion in April 2023, according to Bloomberg. Manufacturing now accounts for close to 13% of all non-government construction, its highest share on record. A portion of the growth in U.S. manufacturing is due to the CHIPS and Science Act, which provided nearly $280 billion in funding to boost domestic research and manufacturing of semiconductors in the U.S. We have also seen the excitement regarding developments in AI drive the S&P 500® Index (the “Index”) higher this year. Year-to-date through June 30, 2023, the Index posted a total return of 16.89%. When the stock market increases by 20% or more from its most recent low, it is often referred to as a “bull market.” On June 8, 2023, the Index closed at 4,293.93, 20.04% above its most recent low of 3,577.03 (which occurred on October 12, 2022).
The U.S. economy has been resilient, posting positive changes to GDP even as monetary policy tightened significantly. That said, there are also economic indicators that point to the potential for weakness over the coming quarters. The Conference Board, a non-profit business membership and research group organization, reported that its Leading Economic Index, which is composed of 10 economic indicators whose changes tend to precede changes in the overall economy, fell by 0.7% to a reading of 106.1 in June 2023, according to Reuters. The result represents the fifteenth consecutive monthly decline in the index, the longest streak of month-over-month decreases since just before the financial crisis in 2007. From our perspective, even if the Fed can pull off a soft landing, it is likely to be a very bumpy ride.
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Funds again in six months.
Sincerely,

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Market Overview
First Trust Exchange-Traded Fund
Semi-Annual Report
June 30, 2023
Robert F. Carey, CFA
Senior Vice President and Chief Market Strategist
First Trust Advisors L.P.
Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has more than 30 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst (“CFA”) designation. He is a graduate of the University of Illinois at Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service and Registered Rep.
State of the Economy/Investing
As we head into the second half of 2023, a hot topic of discussion appears to be whether the Federal Reserve (the “Fed”) will resume interest rate hikes at their upcoming meeting on July 26, 2023. Central to this discussion is the pace of inflation. Inflation, as measured by the trailing 12-month rate of change in the Consumer Price Index, stood at 3.0% on June 30, 2023, a significant decline from its high of 9.1% where it stood on June 30, 2022 (the year prior), according to the U.S. Bureau of Labor Statistics. In what is known as a “soft landing,” the Fed intends to tighten monetary policy just enough to reduce inflation to 2.0%, but not so much that they cause a retraction in economic growth.
The latest growth forecast from the International Monetary Fund (“IMF”) released in July 2023 sees U.S. real gross domestic product (“GDP”) rising by 1.8% in 2023, up from its April 2023 estimate of 1.6%. The IMF notes that July’s upwardly revised real GDP reflects resilient consumer consumption in the first quarter of 2023, a trend they are quick to note is not likely to last. The IMF estimates that in 2024, U.S. real GDP could fall to just 1.0%. Overall, Advanced Economies are projected to register a 1.5% growth rate in 2023, before declining to 1.4% in 2024. Emerging Market and Developing Economies are projected to grow faster than Advanced Economies. The IMF estimates their growth rate to register 4.0% and 4.1% in 2023 and 2024, respectively.
U.S. Stocks and Bonds
The major U.S. stock indices delivered positive results over the past six months. The S&P 500®, S&P MidCap 400® and S&P SmallCap 600® Indices posted total returns of 16.89%, 8.84% and 6.03%, respectively, for the six-month period ended June 30, 2023. Seven of the eleven major sectors that comprise the S&P 500® Index were up on a total return basis. The top performer was the Information Technology sector, which was up 42.77%, while the worst showing came from the Utilities sector, which was down 5.69%.
Results were also positive in the U.S. bond market over the period. The top performing major debt group we track was long-term municipal bonds. The Bloomberg Municipal Bond:Long Bond (22+) Index posted a total return of 4.96% for the six-month period ended June 30, 2023. The worst-performing U.S. debt group that we track was intermediate U.S. Treasuries. The Bloomberg U.S. Treasury:Intermediate Index posted a total return of 1.10%. The yield on the benchmark 10-Year Treasury Note (“T-Note”) fell by just 4 basis points in the period to close at 3.84% on June 30, 2023, according to Bloomberg. For comparative purposes, the average yield on the 10-Year T-Note was 2.90% for the 10-year period ended June 30, 2023.
Foreign Stocks and Bonds
The broader foreign stock indices posted positive total returns over the past six months. Between December 30, 2022, and June 30, 2023, the MSCI World ex USA and MSCI Emerging Markets equity indices posted total returns of 11.29% (USD) and 4.89% (USD), respectively, according to Bloomberg. The major foreign bond indices were also up over the same period. The Bloomberg Global Aggregate Index of higher quality debt posted a total return of 1.43% (USD), while the Bloomberg EM Hard Currency Aggregate Index of emerging markets debt increased by 3.55% (USD), according to Bloomberg. The U.S. Dollar fell by just 0.59% over the past six months against a basket of major currencies, as measured by the U.S. Dollar Index.

Fund Performance Overview (Unaudited)
First Trust Dividend Strength ETF (FTDS)
The First Trust Dividend Strength ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called The Dividend StrengthTM Index (the “Index”). The Index is owned, developed, maintained and sponsored by Nasdaq, Inc. (the “Index Provider”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the securities that comprise the Index. The Index is designed to provide exposure to well-capitalized companies with a history of increasing their dividends. The term “well-capitalized” reflects companies that have strong balance sheets with durable cash flow and a record of profitability. The Index screens companies for strong balance sheets, a high degree of liquidity, the ability to increase dividends and a record of dividend growth. According to the Index Provider, to be included in the Index, a security’s issuer must have: (i) a long-term debt to market cap ratio of less than 40%; (ii) a return on equity of greater than 10%; (iii) a 5-year compounded dividend growth rate greater than 5%; and (iv) a dividend payout ratio of less than 50%. Securities within each of the 11 industries used by the Industry Classification Benchmark are ranked by dividend yield relative to their industry peers, with the highest indicated dividend yielding security receiving a rank of 1. The top 15 securities per industry are selected and combined for the final evaluation universe. For the final selection, each remaining security from the combined evaluation universe is reranked based on indicated dividend yield with a rank of 1 representing the highest indicated dividend yield. The top 50 securities are selected for inclusion in the final portfolio and are then equally-weighted. The Index is rebalanced and reconstituted quarterly based on the Index’s rules-based methodology, and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Fund’s shares are listed for trading on The Nasdaq Stock Market LLC. The first day of secondary market trading in shares of the Fund was December 7, 2006.

Performance
			Average Annual Total Returns			Cumulative Total Returns
	6 Months Ended 6/30/23	1 Year Ended 6/30/23	5 Years Ended 6/30/23	10 Years Ended 6/30/23	Inception (12/5/06) to 6/30/23	5 Years Ended 6/30/23	10 Years Ended 6/30/23	Inception (12/5/06) to 6/30/23
Fund Performance
NAV	0.32%	6.02%	5.83%	8.03%	5.98%	32.74%	116.49%	161.69%
Market Price	0.15%	5.74%	5.83%	8.03%	5.98%	32.74%	116.43%	161.66%
Index Performance
The Dividend StrengthTM Index(1) (2)	0.62%	6.72%	N/A	N/A	N/A	N/A	N/A	N/A
S&P 500® Index(3)	16.89%	19.59%	12.31%	12.86%	9.34%	78.66%	235.35%	338.97%
Russell 3000® Index	16.17%	18.95%	11.39%	12.34%	9.13%	71.49%	220.10%	325.09%
Dow Jones U.S. Select Dividend Index	-4.32%	0.47%	7.21%	9.99%	7.26%	41.61%	159.10%	219.17%
Russell 1000® Index	5.12%	11.54%	8.11%	9.22%	6.67%	47.66%	141.55%	191.58%

(1)
On April 29, 2022, the Fund’s underlying index changed from the Nasdaq AlphaDEX® Total US Market Index to The Dividend StrengthTM
Index. Therefore, the Fund’s performance and total returns shown are not necessarily indicative of the performance the Fund, based on its current index, would have generated.

(2)	Because the Fund’s underlying Index has an inception date of March 7, 2022, performance data for the Index is not available for all periods shown in the table.
(3)	The S&P 500® Index will serve as the Fund’s new primary benchmark index. The Fund’s portfolio managers believe that the S&P 500® Index provides a more appropriate comparison to Fund returns.
(See Notes to Fund Performance Overview on page 16.)

Nasdaq® and The Dividend StrengthTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Dividend Strength ETF (FTDS) (Continued)

Sector Allocation	% of Total Long-Term Investments
Industrials	27.5%
Financials	21.5
Energy	9.7
Materials	9.1
Information Technology	8.6
Health Care	8.0
Consumer Discretionary	7.8
Consumer Staples	3.8
Communication Services	2.0
Real Estate	2.0
Total	100.0%

Top Ten Holdings	% of Total Long-Term Investments
Owens Corning	2.6%
NetApp, Inc.	2.4
PACCAR, Inc.	2.3
Caterpillar, Inc.	2.2
Cigna Group (The)	2.2
AGCO Corp.	2.2
Cognizant Technology Solutions Corp., Class A	2.2
Snap-on, Inc.	2.2
RPM International, Inc.	2.2
Huntington Ingalls Industries, Inc.	2.2
Total	22.7%

Performance of a $10,000 Initial Investment
December 31, 2012 - June 30, 2023
$40,000
$30,000
$20,000
$10,000
$0
$38,169
$36,510
$29,498
$27,992
$24,773
12/31/12
6/30/13
12/31/13
6/30/14
12/31/14
6/30/15
12/31/15
6/30/16
12/31/16
6/30/17
12/31/17
6/30/18
12/31/18
6/30/19
12/31/19
6/30/20
12/31/20
6/30/21
12/31/21
6/30/22
12/31/22
6/30/23
First Trust Dividend Strength ETF
S&P 500® Index
Russell 3000® Index
Dow Jones U.S. Select Dividend Index
Russell 1000® Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Dow 30 Equal Weight ETF (EDOW)
The First Trust Dow 30 Equal Weight ETF (the “Fund”)  seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the Dow Jones Industrial Average® Equal Weight Index (the “Index”). The Index is developed, maintained and sponsored by S&P Dow Jones Indices LLC (the “Index Provider”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the securities that comprise the Index. The Index is an equal weight version of the Dow Jones Industrial AverageTM (the “DJIA”). The DJIA is composed of 30 securities issued by bluechip U.S. companies covering all industries, with the exception of transportation and utilities. According to the Index Provider, inclusion in the DJIA is not governed by quantitative rules but rather is based on the following criteria: (i) the company is not a utility or in the transportation business; (ii) the company has a premier reputation in its field; (iii) the company has a history of successful growth; (iv) there is wide interest in the company among individual and institutional investors; and (v) the company should be incorporated and headquartered in the U.S. According to the Index Provider, whenever one component is changed, the others are reviewed. For the sake of historical continuity, composition changes are rarely made. In the event that there is a change in the components of the DJIA, the component removed from the DJIA will simultaneously be removed from the Index, and the component that replaces the removed component will be added to the Index at the same weight as the component that was removed. The Index is rebalanced quarterly and reconstituted as needed and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Fund’s shares are listed for trading on the NYSE Arca, Inc. The first day of secondary market trading in shares of the Fund was August 9, 2017.

Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 6/30/23	1 Year Ended 6/30/23	5 Years Ended 6/30/23	Inception (8/8/17) to 6/30/23	5 Years Ended 6/30/23	Inception (8/8/17) to 6/30/23
Fund Performance
NAV	5.63%	13.08%	8.87%	9.27%	52.97%	68.64%
Market Price	5.70%	12.95%	8.87%	9.28%	52.95%	68.69%
Index Performance
Dow Jones Industrial Average® Equal Weight Index	5.93%	13.61%	9.55%	9.92%	57.76%	74.64%
Dow Jones Industrial AverageTM	4.94%	14.23%	9.59%	10.21%	58.06%	77.35%
S&P 500® Index	16.89%	19.59%	12.31%	12.46%	78.66%	99.74%
(See Notes to Fund Performance Overview on page 16.)

Sector Allocation	% of Total Long-Term Investments
Information Technology	20.3%
Financials	16.6
Industrials	13.3
Health Care	13.3
Consumer Staples	13.0
Consumer Discretionary	10.3
Communication Services	6.6
Materials	3.4
Energy	3.2
Total	100.0%

Top Ten Holdings	% of Total Long-Term Investments
Apple, Inc.	3.5%
Intel Corp.	3.5
Visa, Inc., Class A	3.5
Verizon Communications, Inc.	3.4
Honeywell International, Inc.	3.4
Caterpillar, Inc.	3.4
Home Depot (The), Inc.	3.4
NIKE, Inc., Class B	3.4
Merck & Co., Inc.	3.4
Microsoft Corp.	3.4
Total	34.3%

Dow Jones Industrial Average® Equal Weight Index (“Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by First Trust. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product nor do they have any liability for any errors, omissions, or interruptions of the Index.

Fund Performance Overview (Unaudited) (Continued)
First Trust Dow 30 Equal Weight ETF (EDOW) (Continued)

Performance of a $10,000 Initial Investment
August 8, 2017 - June 30, 2023

$25,000
$20,000
$15,000
$10,000
$5,000
$19,974
$17,735
$17,464
$16,864
8/8/17
12/31/17
6/30/18
12/31/18
6/30/19
12/31/19
6/30/20
12/31/20
6/30/21
12/31/21
6/30/22
12/31/22
6/30/23
First Trust Dow 30 Equal Weight ETF
Dow Jones Industrial Average® Equal Weight Index
Dow Jones Industrial Average™
S&P 500® Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Lunt U.S. Factor Rotation ETF (FCTR)
The First Trust Lunt U.S. Factor Rotation ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Lunt Capital Large Cap Factor Rotation Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the securities that comprise the Index. The Index is owned and was developed by Lunt Capital Management, Inc. (the “Index Provider”) and is calculated and maintained by Nasdaq, Inc. The Index is designed to track the performance of U.S. securities exhibiting desirable factor exposure. According to the Index Provider, the Index utilizes the Index Provider’s risk-adjusted relative strength methodology to allocate exposure to securities exhibiting either high or low levels of the characteristics associated with one of four primary investing factors:(i) momentum, (ii) value, (iii) quality and (iv) volatility. The Index is rebalanced and reconstituted periodically and the Fund will make corresponding changes to its portfolio after the Index changes are made public. The Fund’s shares are listed for trading on CBOE BZX Exchange, Inc. The first day of secondary market trading in shares of the Fund was July 26, 2018.

Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 6/30/23	1 Year Ended 6/30/23	Inception (7/25/18) to 6/30/23	Inception (7/25/18) to 6/30/23
Fund Performance
NAV	-5.14%	-1.82%	6.50%	36.43%
Market Price	-5.24%	-1.97%	6.48%	36.32%
Index Performance
Lunt Capital Large Cap Factor Rotation Index	-4.86%	-1.21%	7.28%	41.41%
Nasdaq US 500 Large CapTM Index	17.32%	19.82%	11.36%	69.97%
S&P 500® Index	16.89%	19.59%	11.42%	70.47%
(See Notes to Fund Performance Overview on page 16.)

Sector Allocation	% of Total Long-Term Investments
Information Technology	25.2%
Financials	23.8
Consumer Discretionary	12.5
Health Care	9.1
Energy	7.0
Industrials	6.5
Communication Services	6.1
Real Estate	5.1
Materials	3.6
Consumer Staples	0.7
Utilities	0.4
Total	100.0%

Top Ten Holdings	% of Total Long-Term Investments
Rivian Automotive, Inc., Class A	4.0%
BILL Holdings, Inc.	2.8
Apollo Global Management, Inc.	2.7
Datadog, Inc., Class A	2.0
Fidelity National Information Services, Inc.	1.8
Royal Caribbean Cruises Ltd.	1.5
KKR & Co., Inc.	1.5
Las Vegas Sands Corp.	1.4
Ovintiv, Inc.	1.4
Illumina, Inc.	1.3
Total	20.4%

Lunt Capital Management, Inc. (“Lunt”) and Lunt Capital Large Cap Factor Rotation Index (“Lunt Index”) are trademarks of Lunt and have been licensed for use for certain purposes by First Trust. The  First Trust Lunt U.S. Factor Rotation ETF is based on the Lunt Index and is not sponsored, endorsed, sold or promoted by Lunt, and Lunt makes no representation regarding the advisability of trading in such fund. Lunt has contracted with Nasdaq, Inc. to calculate and maintain the Lunt Index. The Fund is not sponsored, endorsed, sold or promoted by Nasdaq, Inc. or its affiliates (Nasdaq, with its affiliates, hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Fund. The Corporations make no representation or warranty, express or implied to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly, or the ability of the Lunt Index to track general stock performance.

Fund Performance Overview (Unaudited) (Continued)
First Trust Lunt U.S. Factor Rotation ETF (FCTR) (Continued)

Performance of a $10,000 Initial Investment
July 25, 2018 - June 30, 2023
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
7/25/18
12/31/18
6/30/19
12/31/19
6/30/20
12/31/20
6/30/21
12/31/21
6/30/22
12/31/22
6/30/23
$17,047
$16,997
$14,141
$13,643
First Trust Lunt U.S. Factor Rotation ETF
Lunt Capital Large Cap Factor Rotation Index
Nasdaq US 500 Large Cap™ Index
S&P 500® Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Growth Strength ETF (FTGS)
The First Trust Growth Strength ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called The Growth StrengthTM Index (the “Index”). Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in the securities that comprise the Index. The Index is developed, maintained and sponsored by Nasdaq, Inc. (the “Index Provider”). According to the Index Provider, the Index seeks to provide exposure to (without limitation) a mix of domestic common stocks and real estate investment trusts (“REITs”) with filters for liquidity, return on equity, long-term debt, revenue and cash flow growth. Companies that do not meet requirements for minimum metrics on those criteria are filtered out of, or excluded from, the Index, according to the Index Provider. The Index is rebalanced and reconstituted quarterly and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Fund’s shares are listed for trading on The Nasdaq Stock Market LLC. The first day of secondary market trading in shares of the Fund was October 26, 2022.

Performance
		Cumulative Total Returns
	6 Months Ended 6/30/23	Inception (10/25/22) to 6/30/23
Fund Performance
NAV	14.89%	16.26%
Market Price	14.76%	16.36%
Index Performance
The Growth StrengthTM Index	15.30%	16.61%
S&P 500® Index	16.89%	16.72%
(See Notes to Fund Performance Overview on page 16.)

Sector Allocation	% of Total Long-Term Investments
Information Technology	32.9%
Health Care	21.4
Consumer Discretionary	11.4
Energy	10.8
Industrials	7.9
Materials	7.7
Communication Services	2.1
Real Estate	2.0
Financials	1.9
Consumer Staples	1.9
Total	100.0%

Top Ten Holdings	% of Total Long-Term Investments
Tesla, Inc.	3.0%
NVIDIA Corp.	2.9
Broadcom, Inc.	2.6
KLA Corp.	2.4
Adobe, Inc.	2.4
ON Semiconductor Corp.	2.4
Applied Materials, Inc.	2.4
Lam Research Corp.	2.3
NXP Semiconductors N.V.	2.3
Apple, Inc.	2.2
Total	24.9%

Nasdaq® and The Growth StrengthTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Growth Strength ETF (FTGS) (Continued)

Performance of a $10,000 Initial Investment
October 25, 2022 - June 30, 2023

$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$11,672
$11,661
$11,626
10/25/22
12/31/22
6/30/23
First Trust Growth Strength ETF
The Growth Strength™ Index
S&P 500® Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Indxx Aerospace & Defense ETF (MISL)
The First Trust Indxx Aerospace & Defense ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Indxx US Aerospace & Defense Index (the “Index”). Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in the securities that comprise the Index. The Fund will generally employ a full replication strategy, meaning that it will normally invest in all of the securities comprising the Index in proportion to their weightings in the Index. The Index is developed, maintained and sponsored by Indxx, Inc. (the “Index Provider”).
According to the Index Provider, the Index’s starting universe consists of U.S. companies engaged in business activities associated with the following aerospace and defense sub-themes, as identified by the Index Provider: (1) Hypersonic:Companies involved in developing Hypersonic warfare weapons technology for defense related applications; (2) Directed Energy:Companies involved in developing weapons like high power microwaves, laser technology products and electromagnetic weapons for defense related applications; (3) Space Technologies:Companies involved in developing rockets, satellites and launch vehicles; (4) Unmanned Aerial Vehicle/Advanced Air Mobility:Companies that develop military aircrafts guided by remote control or programmed autonomously and companies involved in developing an air transportation system that moves cargo and people for defense related applications; or (5) Autonomous, Cybersecurity and C5ISR Systems:Companies involved in providing autonomous, cybersecurity, and C5ISR solutions for improving national security, enhancing public safety and designing better combat results. These sub-themes also include the commercial (non-government/defense) application of such activities. According to the Index Provider, the starting universe also includes Traditional Aerospace & Defense companies that manufacture construction materials, electronics, and telecommunications equipment used in the manufacture of aircraft for both defense and commercial aviation. From the starting universe, only companies that derive at least 50% of revenues from aerospace and defense activities in one or more of the sub-themes identified above will be eligible for inclusion in the Index, according to the Index Provider. These companies have their principal business strategies and/or growth prospects inextricably linked to aerospace and defense. According to the Index Provider, from the list of eligible companies, a total of 50 companies ranked from highest to lowest market capitalization will be selected. In the event there are less than 50 companies that meet the 50% revenue test, all eligible companies will be selected (i.e., there may be fewer than 50 companies in the Index). The selected securities are assigned weights based on their market capitalization. The Index is rebalanced quarterly and reconstituted semi-annually, and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Fund’s shares are listed for trading on the NYSE Arca, Inc. The first day of secondary market trading in shares of the Fund was October 26, 2022.

Performance
		Cumulative Total Returns
	6 Months Ended 6/30/23	Inception (10/25/22) to 6/30/23
Fund Performance
NAV	4.49%	12.16%
Market Price	4.39%	12.16%
Index Performance
Indxx US Aerospace & Defense Index	4.83%	12.59%
S&P 500® Index	16.89%	16.72%
S&P Composite 1500® Aerospace & Defense Index	1.01%	10.33%
(See Notes to Fund Performance Overview on page 16.)

Indxx and Indxx US Aerospace & Defense Index (“Index”) are trademarks of Indxx, Inc. (“Indxx”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Indxx and Indxx makes no representation regarding the advisability of trading in such product. The Index is determined, composed and calculated by Indxx without regard to First Trust or the Fund.

Fund Performance Overview (Unaudited) (Continued)
First Trust Indxx Aerospace & Defense ETF (MISL) (Continued)

Sector Allocation	% of Total Long-Term Investments
Industrials	99.6%
Communication Services	0.4
Total	100.0%

Top Ten Holdings	% of Total Long-Term Investments
Boeing (The) Co.	8.2%
Northrop Grumman Corp.	7.6
RTX Corp.	7.6
General Dynamics Corp.	7.4
Lockheed Martin Corp.	7.4
TransDigm Group, Inc.	4.7
Howmet Aerospace, Inc.	4.6
HEICO Corp.	4.1
Textron, Inc.	3.9
L3Harris Technologies, Inc.	3.8
Total	59.3%

Performance of a $10,000 Initial Investment
October 25, 2022 - June 30, 2023

$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
10/25/22
12/31/22
6/30/23
$11,672
$11,259
$11,216
$11,033
First Trust Indxx Aerospace & Defense ETF
Indxx US Aerospace & Defense Index
S&P 500® Index
S&P Composite 1500® Aerospace & Defense Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Bloomberg Inflation Sensitive Equity ETF (FTIF)
The First Trust Bloomberg Inflation Sensitive Equity ETF (the “Fund”) seeks investment results that correspond generally to the price and yield, before fees and expenses, of an equity index called the Bloomberg Inflation Sensitive Equity Index (the “Index”). Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in the common stocks that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the total return performance of the Index, which includes dividends paid by the common stocks in the Index. The Fund will generally employ a full replication strategy, meaning that it will normally invest in all of the securities comprising the Index in proportion to their weightings in the Index. The Index is developed, maintained and sponsored by Bloomberg Index Services Limited (the “Index Provider”). The Fund’s shares are listed for trading on the NYSE Arca, Inc. The first day of secondary market trading in shares of the Fund was March 14, 2023.

Performance
Cumulative Total Returns
Inception (3/13/23) to 6/30/23
Fund Performance
NAV	4.53%
Market Price	4.53%
Index Performance
Bloomberg Inflation Sensitive Equity Index	4.74%
S&P 500® Index	16.00%
(See Notes to Fund Performance Overview on page 16.)

Sector Allocation	% of Total Long-Term Investments
Energy	31.8%
Materials	30.6
Industrials	21.4
Real Estate	16.2
Total	100.0%

Top Ten Holdings	% of Total Long-Term Investments
Owens Corning	3.1%
Reliance Steel & Aluminum Co.	2.7
Parker-Hannifin Corp.	2.7
Nucor Corp.	2.5
EQT Corp.	2.4
Range Resources Corp.	2.3
Chord Energy Corp.	2.2
PDC Energy, Inc.	2.2
Steel Dynamics, Inc.	2.2
LyondellBasell Industries N.V., Class A	2.2
Total	24.5%

“Bloomberg®” and Bloomberg Inflation Sensitive Equity Index licensed herein (the “Indices”) are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the Indices (collectively, “Bloomberg”) and have been licensed for use for certain purposes by First Trust Advisors L.P. (the “Licensee”). Bloomberg is not affiliated with the Licensee, and Bloomberg does not approve, endorse, review, or recommend the financial products referenced herein (the “Financial Products”). Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to the Indices or the Financial Products.

Fund Performance Overview (Unaudited) (Continued)
First Trust Bloomberg Inflation Sensitive Equity ETF (FTIF) (Continued)

Performance of a $10,000 Initial Investment
March 13, 2023 - June 30, 2023

$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
3/13/23
6/30/23
$11,600
$10,474
$10,453
First Trust Bloomberg Inflation Sensitive Equity ETF
Bloomberg Inflation Sensitive Equity Index
S&P 500® Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Notes to Fund Performance Overview (Unaudited)
Total returns for the periods since inception are calculated from the inception date of each Fund. “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.
Each Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint of the national best bid and offer price (“NBBO”) as of the time that the Fund’s NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund’s NAV is calculated. Prior to January 1, 2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund’s NAV was calculated. Since shares of each Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future performance.

First Trust Exchange-Traded Fund
Understanding Your Fund Expenses
June 30, 2023 (Unaudited)
As a shareholder of First Trust Dividend Strength ETF, First Trust Dow 30 Equal Weight ETF, First Trust Lunt U.S. Factor Rotation ETF, First Trust Growth Strength ETF, First Trust Indxx Aerospace & Defense ETF or First Trust Bloomberg Inflation Sensitive Equity ETF (each a “Fund” and collectively, the “Funds”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period (or since inception) and held through the six-month (or shorter) period ended June 30, 2023.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this six-month (or shorter) period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (a)
First Trust Dividend Strength ETF (FTDS)
Actual	$1,000.00	$1,003.20	0.70% (b)	$3.48
Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	0.70% (b)	$3.51
First Trust Dow 30 Equal Weight ETF (EDOW)
Actual	$1,000.00	$1,056.30	0.50%	$2.55
Hypothetical (5% return before expenses)	$1,000.00	$1,022.32	0.50%	$2.51
First Trust Lunt U.S. Factor Rotation ETF (FCTR)
Actual	$1,000.00	$948.60	0.65%	$3.14
Hypothetical (5% return before expenses)	$1,000.00	$1,021.57	0.65%	$3.26
First Trust Growth Strength ETF (FTGS)
Actual	$1,000.00	$1,148.90	0.61%	$3.25
Hypothetical (5% return before expenses)	$1,000.00	$1,021.77	0.61%	$3.06
First Trust Indxx Aerospace & Defense ETF (MISL)
Actual	$1,000.00	$1,044.90	0.60%	$3.04
Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	0.60%	$3.01

First Trust Exchange-Traded Fund
Understanding Your Fund Expenses (Continued)
June 30, 2023 (Unaudited)
	Beginning Account Value March 13, 2023 (c)	Ending Account Value June 30, 2023	Annualized Expense Ratio Based on the Number of Days in the Period	Expenses Paid During the Period March 13, 2023 (c) to June 30, 2023 (d)
First Trust Bloomberg Inflation Sensitive Equity ETF (FTIF)
Actual	$1,000.00	$1,045.30	0.60%	$1.85
Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	0.60%	$3.01

(a)
Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period
(January 1, 2023 through June 30, 2023), multiplied by 181/365 (to reflect the six-month period).

(b)	These expense ratios reflect an expense cap. See Note3 in the Notes to Financial Statements.
(c)	Inception date.
(d)
Actual expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period
(March 13, 2023 through June 30, 2023), multiplied by 110/365. Hypothetical expenses are assumed for the most recent six-month period.

First Trust Dividend Strength ETF (FTDS)
Portfolio of Investments
June 30, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Aerospace & Defense — 4.1%
1,668	General Dynamics Corp.	$358,870
1,799	Huntington Ingalls Industries, Inc.	409,453
		768,323
	Air Freight & Logistics — 3.7%
3,855	C.H. Robinson Worldwide, Inc.	363,719
1,923	United Parcel Service, Inc., Class B	344,698
		708,417
	Banks — 7.6%
6,880	Commerce Bancshares, Inc.	335,056
3,622	Cullen/Frost Bankers, Inc.	389,474
6,850	East West Bancorp, Inc.	361,611
20,448	Regions Financial Corp.	364,383
		1,450,524
	Building Products — 2.6%
3,707	Owens Corning	483,763
	Capital Markets — 5.7%
6,978	Charles Schwab (The) Corp.	395,513
4,401	Northern Trust Corp.	326,290
6,105	Stifel Financial Corp.	364,285
		1,086,088
	Chemicals — 7.3%
5,043	CF Industries Holdings, Inc.	350,085
3,047	FMC Corp.	317,924
8,523	Mosaic (The) Co.	298,305
4,572	RPM International, Inc.	410,246
		1,376,560
	Containers & Packaging — 1.8%
2,621	Packaging Corp. of America	346,391
	Distributors — 2.0%
2,255	Genuine Parts Co.	381,614
	Food Products — 3.8%
4,664	Archer-Daniels-Midland Co.	352,412
3,948	Bunge Ltd.	372,494
		724,906
	Ground Transportation — 4.2%
1,774	Norfolk Southern Corp.	402,272
1,888	Union Pacific Corp.	386,323
		788,595
	Health Care Equipment & Supplies — 1.9%
3,362	Abbott Laboratories	366,525
Shares	Description	Value

	Health Care Providers & Services — 4.1%
1,489	Cigna Group (The)	$417,813
2,586	Quest Diagnostics, Inc.	363,488
		781,301
	Hotels, Restaurants & Leisure — 2.0%
3,414	Texas Roadhouse, Inc.	383,324
	Industrial REITs — 2.0%
7,125	First Industrial Realty Trust, Inc.	375,060
	Insurance — 8.1%
5,690	Aflac, Inc.	397,162
10,579	Fidelity National Financial, Inc.	380,844
5,399	Hartford Financial Services Group (The), Inc.	388,836
2,092	Travelers (The) Cos., Inc.	363,297
		1,530,139
	IT Services — 2.2%
6,311	Cognizant Technology Solutions Corp., Class A	411,982
	Machinery — 10.9%
3,147	AGCO Corp.	413,579
1,704	Caterpillar, Inc.	419,269
1,612	Cummins, Inc.	395,198
5,132	PACCAR, Inc.	429,292
1,427	Snap-on, Inc.	411,247
		2,068,585
	Media — 2.0%
10,012	Interpublic Group of (The) Cos., Inc.	386,263
	Oil, Gas & Consumable Fuels — 9.7%
2,220	Chevron Corp.	349,317
3,671	ConocoPhillips	380,352
14,746	Coterra Energy, Inc.	373,074
8,469	HF Sinclair Corp.	377,802
3,749	Phillips 66	357,580
		1,838,125
	Pharmaceuticals — 2.0%
3,254	Merck & Co., Inc.	375,479
	Professional Services — 2.0%
5,122	Robert Half International, Inc.	385,277
	Semiconductors & Semiconductor Equipment — 4.1%
3,188	QUALCOMM, Inc.	379,500
3,518	Skyworks Solutions, Inc.	389,407
		768,907
See Notes to Financial Statements

First Trust Dividend Strength ETF (FTDS)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Specialty Retail — 3.8%
1,510	Tractor Supply Co.	$333,861
3,096	Williams-Sonoma, Inc.	387,433
		721,294
	Technology Hardware, Storage & Peripherals — 2.4%
5,939	NetApp, Inc.	453,740
	Total Common Stocks	18,961,182
	(Cost $19,211,429)
MONEY MARKET FUNDS — 0.0%
13,518	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.94% (a)	13,518
	(Cost $13,518)

	Total Investments — 100.0%	18,974,700
	(Cost $19,224,947)
	Net Other Assets and Liabilities — (0.0)%	(8,794)
	Net Assets — 100.0%	$18,965,906

(a)	Rate shown reflects yield as of June 30, 2023.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$18,961,182	$18,961,182	$—	$—
Money Market Funds	13,518	13,518	—	—
Total Investments	$18,974,700	$18,974,700	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Dow 30 Equal Weight ETF (EDOW)
Portfolio of Investments
June 30, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 3.2%
31,315	Boeing (The) Co. (a)	$6,612,475
	Banks — 3.4%
48,261	JPMorgan Chase & Co.	7,019,080
	Beverages — 3.3%
112,538	Coca-Cola (The) Co.	6,777,038
	Biotechnology — 3.3%
31,101	Amgen, Inc.	6,905,044
	Capital Markets — 3.2%
20,254	Goldman Sachs Group (The), Inc.	6,532,725
	Chemicals — 3.4%
131,518	Dow, Inc.	7,004,649
	Communications Equipment — 3.4%
137,028	Cisco Systems, Inc.	7,089,829
	Consumer Finance — 3.3%
39,625	American Express Co.	6,902,675
	Consumer Staples Distribution & Retail — 6.3%
216,582	Walgreens Boots Alliance, Inc.	6,170,421
44,448	Walmart, Inc.	6,986,337
		13,156,758
	Diversified Telecommunication Services — 3.4%
191,856	Verizon Communications, Inc.	7,135,125
	Entertainment — 3.2%
74,029	Walt Disney (The) Co. (a)	6,609,309
	Financial Services — 3.5%
30,443	Visa, Inc., Class A	7,229,603
	Health Care Providers & Services — 3.2%
13,787	UnitedHealth Group, Inc.	6,626,584
	Hotels, Restaurants & Leisure — 3.4%
23,728	McDonald’s Corp.	7,080,672
	Household Products — 3.4%
46,437	Procter & Gamble (The) Co.	7,046,350
	Industrial Conglomerates — 6.7%
68,121	3M Co.	6,818,231
34,385	Honeywell International, Inc.	7,134,887
		13,953,118
	Insurance — 3.2%
38,754	Travelers (The) Cos., Inc.	6,730,020
	IT Services — 3.2%
50,301	International Business Machines Corp.	6,730,777
Shares	Description	Value

	Machinery — 3.4%
28,955	Caterpillar, Inc.	$7,124,378
	Oil, Gas & Consumable Fuels — 3.3%
42,842	Chevron Corp.	6,741,189
	Pharmaceuticals — 6.8%
42,525	Johnson & Johnson	7,038,738
61,472	Merck & Co., Inc.	7,093,254
		14,131,992
	Semiconductors & Semiconductor Equipment — 3.5%
217,135	Intel Corp.	7,260,994
	Software — 6.6%
20,824	Microsoft Corp.	7,091,405
31,604	Salesforce, Inc. (a)	6,676,661
		13,768,066
	Specialty Retail — 3.4%
22,887	Home Depot (The), Inc.	7,109,618
	Technology Hardware, Storage & Peripherals — 3.5%
37,610	Apple, Inc.	7,295,212
	Textiles, Apparel & Luxury Goods — 3.4%
64,283	NIKE, Inc., Class B	7,094,915

	Total Investments — 99.9%	207,668,195
	(Cost $202,236,065)
	Net Other Assets and Liabilities — 0.1%	118,861
	Net Assets — 100.0%	$207,787,056

(a)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$207,668,195	$207,668,195	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Lunt U.S. Factor Rotation ETF (FCTR)
Portfolio of Investments
June 30, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 2.6%
5,289	Axon Enterprise, Inc. (a)	$1,031,990
9,234	Boeing (The) Co. (a)	1,949,851
951	TransDigm Group, Inc.	850,356
		3,832,197
	Automobiles — 5.7%
66,582	Ford Motor Co.	1,007,386
216,642	Lucid Group, Inc. (a)	1,492,663
351,051	Rivian Automotive, Inc., Class A (a)	5,848,510
		8,348,559
	Banks — 8.0%
18,951	Bank of America Corp.	543,704
37,579	Citizens Financial Group, Inc.	980,060
61,719	Fifth Third Bancorp	1,617,655
120,528	Huntington Bancshares, Inc.	1,299,292
187,385	KeyCorp	1,731,437
8,037	M&T Bank Corp.	994,659
5,347	PNC Financial Services Group (The), Inc.	673,455
32,030	Regions Financial Corp.	570,775
53,139	Truist Financial Corp.	1,612,769
39,772	U.S. Bancorp	1,314,067
9,636	Wells Fargo & Co.	411,264
		11,749,137
	Biotechnology — 1.2%
9,214	Alnylam Pharmaceuticals, Inc. (a)	1,750,107
	Broadline Retail — 0.8%
3,347	Amazon.com, Inc. (a)	436,315
9,259	Etsy, Inc. (a)	783,404
		1,219,719
	Building Products — 0.3%
1,693	Carlisle Cos., Inc.	434,305
	Capital Markets — 5.5%
6,957	Ares Management Corp., Class A	670,307
8,270	Blackstone, Inc.	768,862
20,029	Carlyle Group (The), Inc.	639,926
33,337	Charles Schwab (The) Corp.	1,889,541
38,224	KKR & Co., Inc.	2,140,544
3,495	LPL Financial Holdings, Inc.	759,918
1,414	MSCI, Inc.	663,576
8,044	State Street Corp.	588,660
		8,121,334
	Chemicals — 1.9%
5,907	Celanese Corp.	684,030
10,247	CF Industries Holdings, Inc.	711,347
Shares	Description	Value

	Chemicals (Continued)
6,688	International Flavors & Fragrances, Inc.	$532,298
25,280	Mosaic (The) Co.	884,800
		2,812,475
	Consumer Finance — 0.5%
23,301	Synchrony Financial	790,370
	Energy Equipment & Services — 2.1%
49,410	Baker Hughes Co.	1,561,850
23,731	Halliburton Co.	782,886
14,535	Schlumberger N.V.	713,959
		3,058,695
	Entertainment — 3.7%
15,863	Live Nation Entertainment, Inc. (a)	1,445,278
44,991	ROBLOX Corp., Class A (a)	1,813,137
6,488	Take-Two Interactive Software, Inc. (a)	954,774
93,838	Warner Bros Discovery, Inc. (a)	1,176,729
		5,389,918
	Financial Services — 7.1%
50,805	Apollo Global Management, Inc.	3,902,332
29,576	Block, Inc. (a)	1,968,874
48,231	Fidelity National Information Services, Inc.	2,638,236
3,185	Jack Henry & Associates, Inc.	532,946
1,905	Mastercard, Inc., Class A	749,237
2,700	Visa, Inc., Class A	641,196
		10,432,821
	Food Products — 0.7%
6,803	Bunge Ltd.	641,863
8,679	Tyson Foods, Inc., Class A	442,976
		1,084,839
	Ground Transportation — 0.3%
10,682	Uber Technologies, Inc. (a)	461,142
	Health Care Equipment & Supplies — 4.1%
23,789	Baxter International, Inc.	1,083,827
12,385	Dexcom, Inc. (a)	1,591,596
1,257	IDEXX Laboratories, Inc. (a)	631,303
6,844	Insulet Corp. (a)	1,973,399
2,275	Intuitive Surgical, Inc. (a)	777,914
		6,058,039
	Health Care Providers & Services — 0.7%
7,968	Centene Corp. (a)	537,441
8,013	CVS Health Corp.	553,939
		1,091,380
See Notes to Financial Statements

First Trust Lunt U.S. Factor Rotation ETF (FCTR)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Health Care REITs — 0.9%
25,837	Healthpeak Properties, Inc.	$519,323
18,088	Ventas, Inc.	855,020
		1,374,343
	Health Care Technology — 0.4%
2,971	Veeva Systems, Inc., Class A (a)	587,456
	Hotels, Restaurants & Leisure — 5.9%
2,394	Domino’s Pizza, Inc.	806,754
21,655	DoorDash, Inc., Class A (a)	1,654,875
35,948	Las Vegas Sands Corp. (a)	2,084,984
2,270	McDonald’s Corp.	677,391
7,990	MGM Resorts International	350,921
21,333	Royal Caribbean Cruises Ltd. (a)	2,213,085
5,958	Yum! Brands, Inc.	825,481
		8,613,491
	Industrial Conglomerates — 0.9%
4,125	3M Co.	412,871
8,387	General Electric Co.	921,312
		1,334,183
	Insurance — 2.7%
8,071	Allstate (The) Corp.	880,062
7,583	American International Group, Inc.	436,326
7,190	Cincinnati Financial Corp.	699,731
271	Markel Group, Inc. (a)	374,841
9,225	MetLife, Inc.	521,489
12,204	Prudential Financial, Inc.	1,076,637
		3,989,086
	Interactive Media & Services — 1.9%
28,508	Match Group, Inc. (a)	1,193,060
11,955	Pinterest, Inc., Class A (a)	326,849
113,644	Snap, Inc., Class A (a)	1,345,545
		2,865,454
	IT Services — 3.7%
18,728	Cloudflare, Inc., Class A (a)	1,224,249
4,629	MongoDB, Inc. (a)	1,902,473
8,078	Snowflake, Inc., Class A (a)	1,421,566
3,781	VeriSign, Inc. (a)	854,393
		5,402,681
	Life Sciences Tools & Services — 1.7%
10,527	Illumina, Inc. (a)	1,973,707
386	Mettler-Toledo International, Inc. (a)	506,293
		2,480,000
Shares	Description	Value

	Machinery — 0.4%
6,688	Stanley Black & Decker, Inc.	$626,733
	Media — 0.5%
16,235	Paramount Global, Class B	258,299
5,432	Trade Desk (The), Inc., Class A (a)	419,459
		677,758
	Metals & Mining — 1.6%
17,917	Freeport-McMoRan, Inc.	716,680
6,766	Newmont Corp.	288,638
4,187	Nucor Corp.	686,584
6,640	Steel Dynamics, Inc.	723,295
		2,415,197
	Multi-Utilities — 0.4%
11,577	Dominion Energy, Inc.	599,573
	Office REITs — 0.6%
7,933	Alexandria Real Estate Equities, Inc.	900,316
	Oil, Gas & Consumable Fuels — 4.9%
22,106	APA Corp.	755,362
25,873	Coterra Energy, Inc.	654,587
11,951	Devon Energy Corp.	577,711
5,719	EOG Resources, Inc.	654,482
5,097	Hess Corp.	692,937
31,145	Marathon Oil Corp.	716,958
52,954	Ovintiv, Inc.	2,015,959
2,968	Pioneer Natural Resources Co.	614,910
459	Texas Pacific Land Corp.	604,274
		7,287,180
	Passenger Airlines — 0.6%
24,309	Southwest Airlines Co.	880,229
	Pharmaceuticals — 1.0%
1,829	Eli Lilly & Co.	857,764
3,145	Zoetis, Inc.	541,601
		1,399,365
	Professional Services — 0.8%
2,149	Paycom Software, Inc.	690,345
6,119	TransUnion	479,301
		1,169,646
	Residential REITs — 2.0%
2,342	AvalonBay Communities, Inc.	443,270
6,151	Camden Property Trust	669,659
8,129	Equity LifeStyle Properties, Inc.	543,749
8,577	Equity Residential	565,825
2,825	Essex Property Trust, Inc.	661,898
		2,884,401
See Notes to Financial Statements

First Trust Lunt U.S. Factor Rotation ETF (FCTR)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Semiconductors & Semiconductor Equipment — 5.4%
3,353	Advanced Micro Devices, Inc. (a)	$381,940
7,940	Enphase Energy, Inc. (a)	1,329,791
9,996	First Solar, Inc. (a)	1,900,140
45,428	Intel Corp.	1,519,112
20,548	Marvell Technology, Inc.	1,228,360
1,071	Monolithic Power Systems, Inc.	578,586
2,401	NVIDIA Corp.	1,015,671
		7,953,600
	Software — 15.5%
1,567	Adobe, Inc. (a)	766,247
1,643	Aspen Technology, Inc. (a)	275,383
6,196	Autodesk, Inc. (a)	1,267,764
34,693	BILL Holdings, Inc. (a)	4,053,877
2,997	Cadence Design Systems, Inc. (a)	702,856
4,871	Crowdstrike Holdings, Inc., Class A (a)	715,404
30,082	Datadog, Inc., Class A (a)	2,959,467
20,197	DocuSign, Inc. (a)	1,031,865
998	Fair Isaac Corp. (a)	807,592
9,179	Fortinet, Inc. (a)	693,841
45,421	Gen Digital, Inc.	842,559
2,201	HubSpot, Inc. (a)	1,171,130
3,092	Palo Alto Networks, Inc. (a)	790,037
3,333	Salesforce, Inc. (a)	704,130
1,386	ServiceNow, Inc. (a)	778,890
6,607	Splunk, Inc. (a)	700,937
1,355	Synopsys, Inc. (a)	589,980
22,491	Unity Software, Inc. (a)	976,559
1,726	Workday, Inc., Class A (a)	389,886
10,677	Zoom Video Communications, Inc., Class A (a)	724,755
12,936	Zscaler, Inc. (a)	1,892,537
		22,835,696
	Specialized REITs — 1.6%
3,164	American Tower Corp.	613,626
4,016	Crown Castle, Inc.	457,583
4,108	Digital Realty Trust, Inc.	467,778
3,617	SBA Communications Corp.	838,276
		2,377,263
	Specialty Retail — 0.2%
1,635	Burlington Stores, Inc. (a)	257,333
	Technology Hardware, Storage & Peripherals — 0.6%
21,734	Western Digital Corp. (a)	824,371
Shares	Description	Value

	Trading Companies & Distributors — 0.5%
1,677	United Rentals, Inc.	$746,886
	Total Common Stocks	147,117,278
	(Cost $140,603,993)
MONEY MARKET FUNDS — 0.1%
72,727	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.94% (b)	72,727
	(Cost $72,727)

	Total Investments — 100.0%	147,190,005
	(Cost $140,676,720)
	Net Other Assets and Liabilities — 0.0%	69,416
	Net Assets — 100.0%	$147,259,421

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of June 30, 2023.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$147,117,278	$147,117,278	$—	$—
Money Market Funds	72,727	72,727	—	—
Total Investments	$147,190,005	$147,190,005	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Growth Strength ETF (FTGS)
Portfolio of Investments
June 30, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Air Freight & Logistics — 3.8%
1,583	Expeditors International of Washington, Inc.	$191,749
903	United Parcel Service, Inc., Class B	161,863
		353,612
	Automobiles — 3.0%
1,064	Tesla, Inc. (a)	278,523
	Biotechnology — 5.2%
1,082	AbbVie, Inc.	145,778
218	Regeneron Pharmaceuticals, Inc. (a)	156,642
528	Vertex Pharmaceuticals, Inc. (a)	185,808
		488,228
	Chemicals — 1.8%
2,377	CF Industries Holdings, Inc.	165,011
	Commercial Services & Supplies — 2.2%
2,250	Copart, Inc. (a)	205,222
	Electronic Equipment, Instruments & Components — 2.1%
2,290	Amphenol Corp., Class A	194,536
	Food Products — 1.9%
1,856	Bunge Ltd.	175,114
	Health Care Equipment & Supplies — 5.6%
1,575	Abbott Laboratories	171,707
1,408	Dexcom, Inc. (a)	180,942
2,090	Hologic, Inc. (a)	169,227
		521,876
	Health Care Providers & Services — 2.1%
640	Molina Healthcare, Inc. (a)	192,794
	Household Durables — 6.3%
1,641	D.R. Horton, Inc.	199,693
1,583	Lennar Corp., Class A	198,366
31	NVR, Inc. (a)	196,869
		594,928
	Insurance — 1.9%
3,039	W.R. Berkley Corp.	181,003
	Interactive Media & Services — 2.1%
1,672	Alphabet, Inc., Class A (a)	200,138
	IT Services — 1.5%
623	EPAM Systems, Inc. (a)	140,019
Shares	Description	Value

	Life Sciences Tools & Services — 5.1%
1,279	Agilent Technologies, Inc.	$153,800
698	Danaher Corp.	167,520
306	Thermo Fisher Scientific, Inc.	159,655
		480,975
	Machinery — 2.0%
456	Deere & Co.	184,767
	Metals & Mining — 5.9%
1,151	Nucor Corp.	188,741
705	Reliance Steel & Aluminum Co.	191,471
1,616	Steel Dynamics, Inc.	176,031
		556,243
	Oil, Gas & Consumable Fuels — 10.8%
1,039	Chevron Corp.	163,487
1,720	ConocoPhillips	178,209
3,290	Devon Energy Corp.	159,039
1,503	EOG Resources, Inc.	172,003
1,513	Exxon Mobil Corp.	162,269
1,472	Valero Energy Corp.	172,666
		1,007,673
	Pharmaceuticals — 3.4%
2,505	Bristol-Myers Squibb Co.	160,195
4,370	Pfizer, Inc.	160,291
		320,486
	Semiconductors & Semiconductor Equipment — 20.6%
1,545	Applied Materials, Inc.	223,314
279	Broadcom, Inc.	242,013
777	Enphase Energy, Inc. (a)	130,132
472	KLA Corp.	228,930
336	Lam Research Corp.	216,001
649	NVIDIA Corp.	274,540
1,040	NXP Semiconductors N.V.	212,867
2,378	ON Semiconductor Corp. (a)	224,911
1,496	QUALCOMM, Inc.	178,084
		1,930,792
	Software — 6.5%
465	Adobe, Inc. (a)	227,380
903	Autodesk, Inc. (a)	184,763
463	Synopsys, Inc. (a)	201,595
		613,738
	Specialized REITs — 2.0%
5,657	Weyerhaeuser Co.	189,566
	Technology Hardware, Storage & Peripherals — 2.2%
1,065	Apple, Inc.	206,578
See Notes to Financial Statements

First Trust Growth Strength ETF (FTGS)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Textiles, Apparel & Luxury Goods — 2.0%
361	Deckers Outdoor Corp. (a)	$190,485

	Total Investments — 100.0%	9,372,307
	(Cost $8,780,580)
	Net Other Assets and Liabilities — 0.0%	4,291
	Net Assets — 100.0%	$9,376,598

(a)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$9,372,307	$9,372,307	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Indxx Aerospace & Defense ETF (MISL)
Portfolio of Investments
June 30, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 86.1%
3,697	AAR Corp. (a)	$213,539
8,594	Aerojet Rocketdyne Holdings, Inc. (a)	471,553
2,691	AeroVironment, Inc. (a)	275,235
9,967	Boeing (The) Co. (a)	2,104,632
4,077	Curtiss-Wright Corp.	748,782
1,294	Ducommun, Inc. (a)	56,380
8,830	General Dynamics Corp.	1,899,774
5,970	HEICO Corp.	1,056,332
8,978	Hexcel Corp.	682,508
23,631	Howmet Aerospace, Inc.	1,171,152
4,245	Huntington Ingalls Industries, Inc.	966,162
2,986	Kaman Corp.	72,649
13,492	Kratos Defense & Security Solutions, Inc. (a)	193,475
5,014	L3Harris Technologies, Inc.	981,591
27,754	Leonardo DRS, Inc. (a)	481,254
4,120	Lockheed Martin Corp.	1,896,766
6,189	Mercury Systems, Inc. (a)	214,078
3,395	Moog, Inc., Class A	368,120
4,254	Northrop Grumman Corp.	1,938,973
11,154	Parsons Corp. (a)	536,954
50,879	Rocket Lab USA, Inc. (a)	305,274
19,773	RTX Corp.	1,936,963
11,212	Spirit AeroSystems Holdings, Inc., Class A	327,278
14,656	Textron, Inc.	991,185
1,337	TransDigm Group, Inc.	1,195,505
6,925	Triumph Group, Inc. (a)	85,662
29,853	Virgin Galactic Holdings, Inc. (a)	115,830
6,362	Woodward, Inc.	756,505
		22,044,111
	Diversified Telecommunication Services — 0.4%
21,313	AST SpaceMobile, Inc. (a)	100,171
	Professional Services — 13.4%
2,504	CACI International, Inc., Class A (a)	853,463
14,547	KBR, Inc.	946,428
Shares	Description	Value

	Professional Services (Continued)
10,937	Leidos Holdings, Inc.	$967,706
5,773	Science Applications International Corp.	649,347
		3,416,944

	Total Investments — 99.9%	25,561,226
	(Cost $24,616,680)
	Net Other Assets and Liabilities — 0.1%	28,405
	Net Assets — 100.0%	$25,589,631

(a)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$25,561,226	$25,561,226	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Bloomberg Inflation Sensitive Equity ETF (FTIF)
Portfolio of Investments
June 30, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 7.4%
82	General Dynamics Corp.	$17,642
98	L3Harris Technologies, Inc.	19,186
42	Lockheed Martin Corp.	19,336
288	Textron, Inc.	19,477
		75,641
	Building Products — 3.0%
239	Owens Corning	31,190
	Chemicals — 9.5%
239	CF Industries Holdings, Inc.	16,591
406	Dow, Inc.	21,624
246	LyondellBasell Industries N.V., Class A	22,590
465	Mosaic (The) Co.	16,275
387	Olin Corp.	19,888
		96,968
	Containers & Packaging — 2.1%
160	Packaging Corp. of America	21,146
	Ground Transportation — 6.0%
659	CSX Corp.	22,472
83	Norfolk Southern Corp.	18,821
99	Union Pacific Corp.	20,257
		61,550
	Health Care REITs — 2.0%
1,059	Healthcare Realty Trust, Inc.	19,973
	Hotel & Resort REITs — 2.1%
1,276	Host Hotels & Resorts, Inc.	21,475
	Machinery — 4.9%
70	Parker-Hannifin Corp.	27,303
205	Westinghouse Air Brake Technologies Corp.	22,482
		49,785
	Metals & Mining — 19.0%
448	Alcoa Corp.	15,201
1,271	Cleveland-Cliffs, Inc. (a)	21,302
422	Commercial Metals Co.	22,222
537	Freeport-McMoRan, Inc.	21,480
432	Newmont Corp.	18,429
155	Nucor Corp.	25,417
101	Reliance Steel & Aluminum Co.	27,431
209	Steel Dynamics, Inc.	22,766
815	United States Steel Corp.	20,383
		194,631
	Oil, Gas & Consumable Fuels — 31.8%
657	Antero Resources Corp. (a)	15,131
437	APA Corp.	14,932
Shares	Description	Value

	Oil, Gas & Consumable Fuels (Continued)
149	Chord Energy Corp.	$22,916
173	ConocoPhillips	17,925
831	Coterra Energy, Inc.	21,024
331	Devon Energy Corp.	16,001
602	EQT Corp.	24,760
869	Magnolia Oil & Gas Corp., Class A	18,162
754	Marathon Oil Corp.	17,357
356	Matador Resources Co.	18,626
474	Murphy Oil Corp.	18,154
325	Occidental Petroleum Corp.	19,110
402	Ovintiv, Inc.	15,304
502	PBF Energy, Inc., Class A	20,552
322	PDC Energy, Inc.	22,907
816	Range Resources Corp.	23,990
585	SM Energy Co.	18,504
		325,355
	Residential REITs — 2.2%
96	Essex Property Trust, Inc.	22,493
	Retail REITs — 3.8%
962	Kimco Realty Corp.	18,971
174	Simon Property Group, Inc.	20,093
		39,064
	Specialized REITs — 6.1%
393	Gaming and Leisure Properties, Inc.	19,045
216	Lamar Advertising Co., Class A	21,438
661	Weyerhaeuser Co.	22,150
		62,633

	Total Investments — 99.9%	1,021,904
	(Cost $984,552)
	Net Other Assets and Liabilities — 0.1%	1,150
	Net Assets — 100.0%	$1,023,054

(a)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,021,904	$1,021,904	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

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First Trust Exchange-Traded Fund
Statements of Assets and Liabilities
June 30, 2023 (Unaudited)

	First Trust Dividend Strength ETF (FTDS)	First Trust Dow 30 Equal Weight ETF (EDOW)	First Trust Lunt U.S. Factor Rotation ETF (FCTR)
ASSETS:
Investments, at value	$18,974,700	$207,668,195	$147,190,005
Cash	—	87,205	—
Receivables:
Dividends	26,371	102,380	162,062
Investment securities sold	—	—	3,906,250
Capital shares sold	—	16,487,002	—
Prepaid expenses	2,061	—	—
Total Assets	19,003,132	224,344,782	151,258,317

LIABILITIES:
Payables:
Audit and tax fees	12,940	—	—
Shareholder reporting fees	4,891	—	—
Licensing fees	4,014	—	—
Investment advisory fees	3,346	76,290	82,544
Investment securities purchased	—	16,481,436	—
Capital shares redeemed	—	—	3,916,352
Other liabilities	12,035	—	—
Total Liabilities	37,226	16,557,726	3,998,896
NET ASSETS	$18,965,906	$207,787,056	$147,259,421

NET ASSETS consist of:
Paid-in capital	$23,316,923	$211,800,833	$312,072,192
Par value	4,500	68,978	56,000
Accumulated distributable earnings (loss)	(4,355,517)	(4,082,755)	(164,868,771)
NET ASSETS	$18,965,906	$207,787,056	$147,259,421
NET ASSET VALUE, per share	$42.15	$30.12	$26.30
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	450,002	6,897,756	5,600,002
Investments, at cost	$19,224,947	$202,236,065	$140,676,720
See Notes to Financial Statements

First Trust Growth Strength ETF (FTGS)	First Trust Indxx Aerospace & Defense ETF (MISL)	First Trust Bloomberg Inflation Sensitive Equity ETF (FTIF)

$9,372,307	$25,561,226	$1,021,904
3,260	36,399	620

5,029	4,267	1,017
—	—	—
—	—	—
—	—	—
9,380,596	25,601,892	1,023,541

—	—	—
—	—	—
—	—	—
3,998	12,261	487
—	—	—
—	—	—
—	—	—
3,998	12,261	487
$9,376,598	$25,589,631	$1,023,054

$8,705,490	$24,499,319	$984,097
4,000	11,000	500
667,108	1,079,312	38,457
$9,376,598	$25,589,631	$1,023,054
$23.44	$23.26	$20.46
400,002	1,100,002	50,002
$8,780,580	$24,616,680	$984,552
See Notes to Financial Statements

First Trust Exchange-Traded Fund
Statements of Operations
For the Period Ended June 30, 2023 (Unaudited)

	First Trust Dividend Strength ETF (FTDS)	First Trust Dow 30 Equal Weight ETF (EDOW)	First Trust Lunt U.S. Factor Rotation ETF (FCTR)
INVESTMENT INCOME:
Dividends	$297,168	$2,150,989	$1,793,403
Foreign withholding tax	—	—	—
Total investment income	297,168	2,150,989	1,793,403

EXPENSES:
Investment advisory fees	52,370	422,453 (b)	695,994 (b)
Audit and tax fees	14,399	—	—
Shareholder reporting fees	8,360	—	—
Accounting and administration fees	6,193	—	—
Licensing fees	4,762	—	—
Trustees’ fees and expenses	3,615	—	—
Listing fees	3,241	—	—
Custodian fees	2,035	—	—
Transfer agent fees	524	—	—
Legal fees	169	—	—
Excise tax	—	—	—
Other expenses	452	—	—
Total expenses	96,120	422,453	695,994
Less fees waived and expenses reimbursed by the investment advisor	(22,776)	—	—
Net expenses	73,344	422,453	695,994
NET INVESTMENT INCOME (LOSS)	223,824	1,728,536	1,097,409

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(291,071)	(2,052,474)	(23,667,114)
In-kind redemptions	154,457	621,736	2,468,536
Net realized gain (loss)	(136,614)	(1,430,738)	(21,198,578)
Net change in unrealized appreciation (depreciation) on investments	(212,128)	9,203,351	5,949,568
NET REALIZED AND UNREALIZED GAIN (LOSS)	(348,742)	7,772,613	(15,249,010)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(124,918)	$9,501,149	$(14,151,601)

(a)	Inception date is March 13, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Fund is subject to a unitary fee (see Note 3 in the Notes to Financial Statements).
See Notes to Financial Statements

First Trust Growth Strength ETF (FTGS)	First Trust Indxx Aerospace & Defense ETF (MISL)	First Trust Bloomberg Inflation Sensitive Equity ETF (FTIF) (a)

$30,040	$77,905	$8,934
(139)	—	—
29,901	77,905	8,934

11,535 (b)	42,181 (b)	1,754 (b)
—	—	—
—	—	—
—	—	—
—	—	—
—	—	—
—	—	—
—	—	—
—	—	—
—	—	—
150	—	—
—	—	—
11,685	42,181	1,754
—	—	—
11,685	42,181	1,754
18,216	35,724	7,180

(17,255)	(80,935)	(5)
91,299	220,427	—
74,044	139,492	(5)
584,273	854,189	37,352
658,317	993,681	37,347
$676,533	$1,029,405	$44,527
See Notes to Financial Statements

First Trust Exchange-Traded Fund
Statements of Changes in Net Assets

	First Trust Dividend Strength ETF (FTDS)		First Trust Dow 30 Equal Weight ETF (EDOW)
	Six Months Ended 6/30/2023 (Unaudited)	Year Ended 12/31/2022	Six Months Ended 6/30/2023 (Unaudited)	Year Ended 12/31/2022
OPERATIONS:
Net investment income (loss)	$223,824	$383,157	$1,728,536	$2,623,645
Net realized gain (loss)	(136,614)	65,172	(1,430,738)	2,627,895
Net change in unrealized appreciation (depreciation)	(212,128)	(3,516,779)	9,203,351	(16,343,947)
Net increase (decrease) in net assets resulting from operations	(124,918)	(3,068,450)	9,501,149	(11,092,407)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(239,726)	(419,147)	(1,700,078)	(2,633,200)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	4,423,244	2,147,136	44,706,756	72,258,682
Cost of shares redeemed	(4,219,995)	(4,755,506)	(2,994,809)	(38,301,275)
Net increase (decrease) in net assets resulting from shareholder transactions	203,249	(2,608,370)	41,711,947	33,957,407
Total increase (decrease) in net assets	(161,395)	(6,095,967)	49,513,018	20,231,800

NET ASSETS:
Beginning of period	19,127,301	25,223,268	158,274,038	138,042,238
End of period	$18,965,906	$19,127,301	$207,787,056	$158,274,038

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	450,002	500,002	5,497,756	4,347,756
Shares sold	100,000	50,000	1,500,000	2,450,000
Shares redeemed	(100,000)	(100,000)	(100,000)	(1,300,000)
Shares outstanding, end of period	450,002	450,002	6,897,756	5,497,756

(a)	Inception date is October 25, 2022, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Inception date is March 13, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

First Trust Lunt U.S. Factor Rotation ETF (FCTR)		First Trust Growth Strength ETF (FTGS)		First Trust Indxx Aerospace & Defense ETF (MISL)		First Trust Bloomberg Inflation Sensitive Equity ETF (FTIF)
Six Months Ended 6/30/2023 (Unaudited)	Year Ended 12/31/2022	Six Months Ended 6/30/2023 (Unaudited)	Period Ended 12/31/2022 (a)	Six Months Ended 6/30/2023 (Unaudited)	Period Ended 12/31/2022 (a)	Period Ended 6/30/2023 (b) (Unaudited)

$1,097,409	$4,647,184	$18,216	$2,146	$35,724	$1,699	$7,180
(21,198,578)	(116,272,618)	74,044	2,655	139,492	101	(5)
5,949,568	(18,358,590)	584,273	7,454	854,189	90,357	37,352
(14,151,601)	(129,984,024)	676,533	12,255	1,029,405	92,157	44,527

(1,280,450)	(4,905,611)	(19,540)	(2,140)	(40,560)	(1,690)	(6,070)

—	197,817,866	8,766,970	1,014,356	24,582,311	2,139,654	984,597
(105,333,028)	(457,908,923)	(1,071,836)	—	(2,211,646)	—	—
(105,333,028)	(260,091,057)	7,695,134	1,014,356	22,370,665	2,139,654	984,597
(120,765,079)	(394,980,692)	8,352,127	1,024,471	23,359,510	2,230,121	1,023,054

268,024,500	663,005,192	1,024,471	—	2,230,121	—	—
$147,259,421	$268,024,500	$9,376,598	$1,024,471	$25,589,631	$2,230,121	$1,023,054

9,600,002	18,650,002	50,002	—	100,002	—	—
—	6,050,000	400,000	50,002	1,100,000	100,002	50,002
(4,000,000)	(15,100,000)	(50,000)	—	(100,000)	—	—
5,600,002	9,600,002	400,002	50,002	1,100,002	100,002	50,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights
For a share outstanding throughout each period
First Trust Dividend Strength ETF (FTDS)

	Six Months Ended 6/30/2023 (Unaudited)	Year Ended December 31,
		2022	2021	2020	2019	2018
Net asset value, beginning of period	$42.50	$50.45	$40.62	$36.20	$29.22	$32.85
Income from investment operations:
Net investment income (loss)	0.45 (a)	0.90	0.39	0.35	0.40	0.34
Net realized and unrealized gain (loss)	(0.32)	(7.87)	9.80	4.47	6.99	(3.64)
Total from investment operations	0.13	(6.97)	10.19	4.82	7.39	(3.30)
Distributions paid to shareholders from:
Net investment income	(0.48)	(0.98)	(0.36)	(0.40)	(0.41)	(0.33)
Net asset value, end of period	$42.15	$42.50	$50.45	$40.62	$36.20	$29.22
Total return (b)	0.32%	(13.75)%	25.12%	13.65%	25.36%	(10.13)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$18,966	$19,127	$25,223	$16,249	$18,100	$13,151
Ratio of total expenses to average net assets	0.92% (c)	1.04%	1.08%	1.16%	1.02%	1.57%
Ratio of net expenses to average net assets	0.70% (c)	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income (loss) to average net assets	2.14% (c)	2.00%	0.84%	1.04%	1.20%	1.03%
Portfolio turnover rate (d)	52%	225% (e)	98%	125%	119%	110%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(e)	The variation in the portfolio turnover rate is due to the change in the Fund’s underlying index effective April 29, 2022, which resulted in a complete rebalance of the Fund’s portfolio.
See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Dow 30 Equal Weight ETF (EDOW)

	Six Months Ended 6/30/2023 (Unaudited)	Year Ended December 31,
		2022	2021	2020	2019	2018
Net asset value, beginning of period	$28.79	$31.75	$27.19	$26.11	$21.43	$22.00
Income from investment operations:
Net investment income (loss)	0.29 (a)	0.55	0.48	0.50	0.47	0.40
Net realized and unrealized gain (loss)	1.33	(2.96)	4.56	1.08	4.70	(0.58)
Total from investment operations	1.62	(2.41)	5.04	1.58	5.17	(0.18)
Distributions paid to shareholders from:
Net investment income	(0.29)	(0.55)	(0.48)	(0.50)	(0.49)	(0.39)
Net asset value, end of period	$30.12	$28.79	$31.75	$27.19	$26.11	$21.43
Total return (b)	5.63%	(7.52)%	18.63%	6.41%	24.27%	(0.88)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$207,787	$158,274	$138,042	$71,994	$43,077	$12,859
Ratio of total expenses to average net assets	0.50% (c)	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets	2.05% (c)	1.95%	1.70%	2.11%	1.99%	2.33%
Portfolio turnover rate (d)	7%	17%	14%	31%	13%	16%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Lunt U.S. Factor Rotation ETF (FCTR)

	Six Months Ended 6/30/2023 (Unaudited)	Year Ended December 31,				Period Ended 12/31/2018 (a)
		2022	2021	2020	2019
Net asset value, beginning of period	$27.92	$35.55	$29.47	$22.80	$17.67	$20.23
Income from investment operations:
Net investment income (loss)	0.14 (b)	0.38	0.17	0.12	0.23	0.12
Net realized and unrealized gain (loss)	(1.57)	(7.62)	6.07	6.68	5.12	(2.56)
Total from investment operations	(1.43)	(7.24)	6.24	6.80	5.35	(2.44)
Distributions paid to shareholders from:
Net investment income	(0.19)	(0.39)	(0.16)	(0.13)	(0.22)	(0.12)
Net asset value, end of period	$26.30	$27.92	$35.55	$29.47	$22.80	$17.67
Total return (c)	(5.14)%	(20.37)%	21.22%	30.02%	30.35%	(12.09)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$147,259	$268,025	$663,005	$131,157	$62,696	$28,269
Ratio of total expenses to average net assets	0.65% (d)	0.65%	0.65%	0.65%	0.65%	0.65% (d)
Ratio of net investment income (loss) to average net assets	1.02% (d)	1.13%	0.52%	0.42%	1.17%	1.48% (d)
Portfolio turnover rate (e)	228%	379%	307%	460%	246%	183%

(a)	Inception date is July 25, 2018, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Growth Strength ETF (FTGS)

	Six Months Ended 6/30/2023 (Unaudited)	Period Ended 12/31/2022 (a)

Net asset value, beginning of period	$20.49	$20.29
Income from investment operations:
Net investment income (loss)	0.10 (b)	0.04
Net realized and unrealized gain	2.95	0.20
Total from investment operations	3.05	0.24
Distributions paid to shareholders from:
Net investment income	(0.10)	(0.04)
Net asset value, end of period	$23.44	$20.49
Total return (c)	14.89%	1.20%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$9,377	$1,024
Ratio of total expenses to average net assets	0.61% (d) (e)	0.60% (d)
Ratio of net investment income (loss) to average net assets	0.95% (d)	1.11% (d)
Portfolio turnover rate (f)	46%	25%

(a)	Inception date is October 25, 2022, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)	Includes excise tax. If this excise tax expense was not included, the expense ratio would have been 0.60%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Indxx Aerospace & Defense ETF (MISL)

	Six Months Ended 6/30/2023 (Unaudited)	Period Ended 12/31/2022 (a)

Net asset value, beginning of period	$22.30	$20.79
Income from investment operations:
Net investment income (loss)	0.06 (b)	0.02
Net realized and unrealized gain	0.94	1.51
Total from investment operations	1.00	1.53
Distributions paid to shareholders from:
Net investment income	(0.04)	(0.02)
Net asset value, end of period	$23.26	$22.30
Total return (c)	4.49%	7.34%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$25,590	$2,230
Ratio of total expenses to average net assets	0.60% (d)	0.60% (d)
Ratio of net investment income (loss) to average net assets	0.51% (d)	0.53% (d)
Portfolio turnover rate (e)	9%	2%

(a)	Inception date is October 25, 2022, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout the period
First Trust Bloomberg Inflation Sensitive Equity ETF (FTIF)

Period Ended 6/30/2023 (a) (Unaudited)

Net asset value, beginning of period	$19.69
Income from investment operations:
Net investment income (loss)	0.14 (b)
Net realized and unrealized gain	0.75
Total from investment operations	0.89
Distributions paid to shareholders from:
Net investment income	(0.12)
Net asset value, end of period	$20.46
Total return (c)	4.53%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,023
Ratio of total expenses to average net assets	0.60% (d)
Ratio of net investment income (loss) to average net assets	2.46% (d)
Portfolio turnover rate (e)	0%

(a)	Inception date is March 13, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund
June 30, 2023 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on August 8, 2003, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of twenty-three exchange-traded funds. This report covers the six funds (each a “Fund” and collectively, the “Funds”) listed below:

First Trust Dividend Strength ETF – (The Nasdaq Stock Market LLC (“Nasdaq”) ticker “FTDS”)
First Trust Dow 30 Equal Weight ETF – (NYSE Arca, Inc. (“NYSE Arca”) ticker “EDOW”)
First Trust Lunt U.S. Factor Rotation ETF – (Cboe BZX Exchange, Inc. ticker “FCTR”)
First Trust Growth Strength ETF – (Nasdaq ticker “FTGS”)
First Trust Indxx Aerospace & Defense ETF – (NYSE Arca ticker “MISL”)
First Trust Bloomberg Inflation Sensitive Equity ETF – (NYSE Arca ticker “FTIF”)(1)

(1)	Commenced investment operations on March 13, 2023.
Each Fund represents a separate series of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.” The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the following indices:

Fund	Index
First Trust Dividend Strength ETF	The Dividend StrengthTM Index
First Trust Dow 30 Equal Weight ETF	Dow Jones Industrial Average® Equal Weight Index
First Trust Lunt U.S. Factor Rotation ETF	Lunt Capital Large Cap Factor Rotation Index
First Trust Growth Strength ETF	The Growth StrengthTM Index
First Trust Indxx Aerospace & Defense ETF	Indxx US Aerospace & Defense Index
First Trust Bloomberg Inflation Sensitive Equity ETF	Bloomberg Inflation Sensitive Equity Index
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2023 (Unaudited)
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Shares of open-end funds are valued based on NAV per share.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Overnight repurchase agreements are valued at amortized cost when it represents the most appropriate reflection of fair market value.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2023 (Unaudited)
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of June 30, 2023, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.
Distributions received from a Fund’s investments in real estate investment trusts (“REITs”) may be comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until after the REITs’ fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
C. Offsetting on the Statements of Assets and Liabilities
Offsetting Assets and Liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statements of Assets and Liabilities and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a Fund’s financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.
This disclosure, if applicable, is included within each Fund’s Portfolio of Investments under the heading “Offsetting Assets and Liabilities.” For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements (“MNAs”) or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.
D. Securities Lending
The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.
Under the Funds’ Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. (“BBH”) acts as the Funds’ securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The fees received from the securities lending agent are accrued daily. The dividend and interest earned on the securities

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2023 (Unaudited)
loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2023, none of the Funds had securities in the securities lending program. During the period ended June 30, 2023, none of the Funds participated in the securities lending program.
In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower’s default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.
E. Repurchase Agreements
Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.
MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.
Repurchase agreements received for lending securities are collateralized by U.S. Treasury securities. The U.S. Treasury securities are held in a joint custody account at BBH on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a Fund’s portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund is less than the repurchase price and the Fund’s costs associated with the delay and enforcement of the MRA.
While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the period ended June 30, 2023, were received as collateral for lending securities. There were no repurchase agreements held by the Funds as of June 30, 2023.
F. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized gains earned by each Fund, if any, are distributed at least annually. A Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by each Fund during the fiscal period ended December 31, 2022 was as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Dividend Strength ETF	$419,147	$—	$—
First Trust Dow 30 Equal Weight ETF	2,633,200	—	—
First Trust Lunt U.S. Factor Rotation ETF	4,905,611	—	—
First Trust Growth Strength ETF	2,140	—	—
First Trust Indxx Aerospace & Defense ETF	1,690	—	—

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2023 (Unaudited)
As of December 31, 2022, the components of distributable earnings on a tax basis for each Fund were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust Dividend Strength ETF	$—	$(3,921,145)	$(69,728)
First Trust Dow 30 Equal Weight ETF	—	(5,157,811)	(6,726,015)
First Trust Lunt U.S. Factor Rotation ETF	9,593	(144,354,832)	(5,091,481)
First Trust Growth Strength ETF	2,542	119	7,454
First Trust Indxx Aerospace & Defense ETF	212	—	90,255
G. Income Taxes
Each Fund intends to qualify or continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. For FTDS, EDOW, and FCTR, the taxable years ended 2019, 2020, 2021, and 2022 remain open to federal and state audit. For FTGS and MISL, the taxable period ended 2022 remains open to federal and state audit. As of June 30, 2023, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At December 31, 2022, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the table below, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund’s shareholders.

Non-Expiring Capital Loss Carryforward
First Trust Dividend Strength ETF	$3,921,145
First Trust Dow 30 Equal Weight ETF*	5,157,811
First Trust Lunt U.S. Factor Rotation ETF	144,354,832
First Trust Growth Strength ETF	—
First Trust Indxx Aerospace & Defense ETF	—

*
$3,196,504 of First Trust Dow 30 Equal Weight ETF’s non-expiring net capital losses is subject to loss limitation resulting from reorganization activity. This limitation generally reduces the utilization of these losses to a maximum of $212,620 per year.

Certain losses realized during the current fiscal period may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal period ended December 31, 2022, the Funds had no net late year ordinary or capital losses.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2023 (Unaudited)
As of June 30, 2023, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust Dividend Strength ETF	$19,224,947	$832,352	$(1,082,599)	$(250,247)
First Trust Dow 30 Equal Weight ETF	202,236,065	16,100,375	(10,668,245)	5,432,130
First Trust Lunt U.S. Factor Rotation ETF	140,676,720	10,985,507	(4,472,222)	6,513,285
First Trust Growth Strength ETF	8,780,580	769,756	(178,029)	591,727
First Trust Indxx Aerospace & Defense ETF	24,616,680	1,387,051	(442,505)	944,546
First Trust Bloomberg Inflation Sensitive Equity ETF	984,552	59,885	(22,533)	37,352
H. Expenses
Expenses that are directly related to First Trust Dividend Strength ETF are charged directly to the Fund. Expenses for First Trust Dow 30 Equal Weight ETF, First Trust Lunt U.S. Factor Rotation ETF, First Trust Growth Strength ETF, First Trust Indxx Aerospace & Defense ETF, and First Trust Bloomberg Inflation Sensitive Equity ETF (the “Unitary Fee Funds”), other than excluded expenses (discussed in Note 3), are paid by the Advisor. General expenses of the Trust are allocated to all the Funds based upon the net assets of each Fund.
First Trust has entered into licensing agreements with each of the following “Licensors” for the respective Funds:

Fund	Licensor
First Trust Dividend Strength ETF	Nasdaq, Inc.
First Trust Dow 30 Equal Weight ETF	S&P Dow Jones Indices LLC
First Trust Lunt U.S. Factor Rotation ETF	Lunt Capital Management, Inc.
First Trust Growth Strength ETF	Nasdaq, Inc.
First Trust Indxx Aerospace & Defense ETF	Indxx, Inc.
First Trust Bloomberg Inflation Sensitive Equity ETF	Bloomberg Index Services Limited
The respective license agreements allow for the use by First Trust of certain trademarks and trade names of the respective Licensors. The Funds are sub-licensees to the applicable license agreements. The Funds, except for the Unitary Fee Funds, are required to pay licensing fees, which are shown on the Statements of Operations. The licensing fees for the Unitary Fee Funds are paid by First Trust from the unitary investment advisory fees it receives from each of these Funds.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
The management fee payable by First Trust Dividend Strength ETF to First Trust for these services will be reduced at certain levels of First Trust Dividend Strength ETF’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.5000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.4875%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.4750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.4625%
Fund net assets greater than $10 billion up to and including $15 billion	0.4500%
Fund net assets greater than $15 billion	0.4250%

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2023 (Unaudited)
For the First Trust Dividend Strength ETF, the Trust and the Advisor have entered into an Expense Reimbursement and Fee Waiver Agreement (“Agreement”) in which First Trust has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, acquired fund fees and expenses, taxes and extraordinary expenses) exceed 0.70% of average daily net assets per year (the “Expense Cap”). The Expense Cap will be in effect until at least April 30, 2024.
For First Trust Dow 30 Equal Weight ETF, First Trust Lunt U.S. Factor Rotation ETF, First Trust Growth Strength ETF, First Trust Indxx Aerospace & Defense ETF, and First Trust Bloomberg Inflation Sensitive Equity ETF, First Trust is paid an annual unitary management fee of such Fund’s average daily net assets and is responsible for the expenses of such Fund including the cost of transfer agency, custody, fund administration, legal, audit, licensing and other services, but excluding fee payments under the Investment Management Agreement, distribution and service fees pursuant to a Rule 12b-1 plan, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, acquired fund fees and expenses, taxes, interest, and extraordinary expenses. The annual unitary management fee payable by each Fund to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints	EDOW	FCTR	FTGS	MISL	FTIF
Fund net assets up to and including $2.5 billion	0.5000%	0.65000%	0.600%	0.600%	0.600%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.4875%	0.63375%	0.585%	0.585%	0.585%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.4750%	0.61750%	0.570%	0.570%	0.570%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.4625%	0.60125%	0.555%	0.555%	0.555%
Fund net assets greater than $10 billion up to and including $15 billion	0.4500%	0.58500%	0.540%	0.540%	0.540%
Fund net assets greater than $15 billion	0.4250%	0.55250%	0.510%	0.510%	0.510%
The Trust has multiple service agreements with The Bank of New York Mellon (“BNYM”). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Lead Independent Trustee and the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairs rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the period ended June 30, 2023, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
First Trust Dividend Strength ETF	$10,933,510	$10,939,076
First Trust Dow 30 Equal Weight ETF	12,637,915	12,583,952
First Trust Lunt U.S. Factor Rotation ETF	491,244,927	491,569,708
First Trust Growth Strength ETF	1,824,349	1,876,637
First Trust Indxx Aerospace & Defense ETF	1,297,954	1,279,918
First Trust Bloomberg Inflation Sensitive Equity ETF	3,693	1,726

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2023 (Unaudited)
For the period ended June 30, 2023, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

	Purchases	Sales
First Trust Dividend Strength ETF	$4,419,728	$4,215,998
First Trust Dow 30 Equal Weight ETF	44,585,067	2,991,679
First Trust Lunt U.S. Factor Rotation ETF	—	105,052,710
First Trust Growth Strength ETF	8,753,128	1,010,097
First Trust Indxx Aerospace & Defense ETF	24,532,922	2,212,711
First Trust Bloomberg Inflation Sensitive Equity ETF	982,590	—
5. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as “Creation Units.” Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation (“NSCC”) the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process:the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before April 30, 2024 for FTDS, EDOW, and FCTR, October 20, 2024 for FTGS and MISL, and March 9, 2025 for FTIF.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2023 (Unaudited)
7. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s  maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Additional Information
First Trust Exchange-Traded Fund
June 30, 2023 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Defined Outcome Funds Risk. To the extent a fund’s investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any) may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor’s investment period. Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund’s share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period. Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.

Additional Information (Continued)
First Trust Exchange-Traded Fund
June 30, 2023 (Unaudited)
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Index or Model Constituent Risk. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund’s net asset value could be negatively impacted and the fund’s market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund’s shares.
Index Provider Risk. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund’s costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
LIBOR Risk. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate (“LIBOR”) as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021.

Additional Information (Continued)
First Trust Exchange-Traded Fund
June 30, 2023 (Unaudited)
There is no assurance that any alternative reference rate, including the Secured Overnight Financing Rate (“SOFR”) will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Market risk is the risk that a particular security, or shares of a fund in general, may fall in value. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February 2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The COVID-19 global pandemic and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets. While the U.S. has resumed “reasonably” normal business activity, many countries continue to impose lockdown measures. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease. These events also adversely affect the prices and liquidity of a fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of a fund’s shares and result in increased market volatility. During any such events, a fund’s shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on a fund’s shares may widen.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to:possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Operational Risk. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund’s ability to meet its investment objective. Although the funds and the funds’ investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.
Passive Investment Risk. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.
Preferred Securities Risk. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt securities in a company’s capital structure in terms of priority to corporate income, subjecting them to greater credit risk than those debt securities. Generally, holders of preferred securities have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may obtain limited rights. In certain circumstances, an issuer of preferred securities may defer

Additional Information (Continued)
First Trust Exchange-Traded Fund
June 30, 2023 (Unaudited)
payment on the securities and, in some cases, redeem the securities prior to a specified date. Preferred securities may also be substantially less liquid than other securities, including common stock.
Valuation Risk. The valuation of certain securities may carry more risk than that of common stock. Uncertainties in the conditions of the financial markets, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. A fund may hold investments in sizes smaller than institutionally sized round lot positions (sometimes referred to as odd lots). However, third-party pricing services generally provide evaluations on the basis of institutionally-sized round lots. If a fund sells certain of its investments in an odd lot transaction, the sale price may be less than the value at which such securities have been held by the fund. Odd lots often trade at lower prices than institutional round lots. There is no assurance that the fund will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the fund.
NOT FDIC INSURED  NOT BANK GUARANTEED  MAY LOSE VALUE
Advisory Agreements
Board Considerations Regarding Approval of Continuation of Investment Management Agreements
The Board of Trustees of First Trust Exchange-Traded Fund (the “Trust”), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreements (as applicable to a specific Fund, the “Agreement” and collectively, the “Agreements”) with First Trust Advisors L.P. (the “Advisor”) on behalf of the following series of the Trust (each a “Fund” and collectively, the “Funds”):

First Trust Dividend Strength ETF (FTDS)
First Trust Dow 30 Equal Weight ETF (EDOW)
First Trust Lunt U.S. Factor Rotation ETF (FCTR)
The Board approved the continuation of the Agreement for each Fund for a one-year period ending June 30, 2024 at a meeting held on June 4–5, 2023. The Board determined for each Fund that the continuation of the Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 17, 2023 and June 4–5, 2023, the Board, including the Independent Trustees, reviewed materials provided by the Advisor responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined:the services provided by the Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the advisory fee rate schedule payable by FTDS and the unitary fee rate schedules payable by each of EDOW and FCTR (each a “Unitary Fee Fund” and collectively, the “Unitary Fee Funds”) as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds (“ETFs”) managed by the Advisor; the expense ratio of each Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; performance information for each Fund, including comparisons of each Fund’s performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the “Performance Universe”), each assembled by Broadridge; the nature of expenses incurred in providing services to each Fund and the potential for the Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; any indirect benefits to the Advisor and its affiliate, First Trust Portfolios L.P. (“FTP”); and information on the Advisor’s compliance program. The Board reviewed initial materials with the Advisor at the meeting held on April 17, 2023, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor. Following the April meeting, counsel to the Independent Trustees, on behalf of the Independent Trustees, requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and their counsel held prior to the June 4–5, 2023 meeting, as well as at the June meeting. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor continues to be a reasonable business arrangement from each Fund’s perspective. The Board determined that, given the totality of the information provided with respect to the Agreements, the Board had received sufficient

Additional Information (Continued)
First Trust Exchange-Traded Fund
June 30, 2023 (Unaudited)
information to renew the Agreements. The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the Advisor manages the Fund and knowing FTDS’s advisory fee and the Unitary Fee Funds’ unitary fees.
In reviewing the Agreement for each Fund, the Board considered the nature, extent and quality of the services provided by the Advisor under the Agreement. The Board considered that the Advisor is responsible for the overall management and administration of the Trust and each Fund and reviewed all of the services provided by the Advisor to the Funds, as well as the background and experience of the persons responsible for such services. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Funds. Finally, as part of the Board’s consideration of the Advisor’s services, the Advisor, in its written materials and at the April 17, 2023 meeting, described to the Board the scope of its ongoing investment in additional personnel and infrastructure to maintain and improve the quality of services provided to the Funds and the other funds in the First Trust Fund Complex. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and each Fund by the Advisor under the Agreements have been and are expected to remain satisfactory and that the Advisor has managed each Fund consistent with its investment objective, policies and restrictions.
With respect to FTDS, the Board considered the advisory fee rate schedule payable by FTDS under the Agreement for the services provided. The Board considered that the Advisor agreed to extend the current expense cap for FTDS through April 30, 2025. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in FTDS’s Expense Group, as well as advisory and unitary fee rates charged by the Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because FTDS’s Expense Group included peer funds that pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio for FTDS was above the median total (net) expense ratio of the peer funds in its Expense Group. With respect to FTDS’s Expense Group, the Board, at the April 17, 2023 meeting, discussed with Broadridge its methodology for assembling peer groups and discussed with the Advisor limitations in creating peer groups for index ETFs, including differences in underlying indexes and index-tracking methodologies that can result in greater management complexities across seemingly comparable ETFs, and different business models that may affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between FTDS and other non-ETF clients that limited their comparability. In considering the advisory fee rate schedule for FTDS overall, the Board also considered the Advisor’s statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor’s demonstrated long-term commitment to FTDS and the other funds in the First Trust Fund Complex.
With respect to each Unitary Fee Fund, the Board considered the unitary fee rate schedule payable by each Fund under the applicable Agreement for the services provided. The Board considered that as part of the unitary fee the Advisor is responsible for each Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the applicable Agreement and interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Unitary Fee Funds’ Expense Groups, as well as advisory and unitary fee rates charged by the Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because each Unitary Fee Fund pays a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio for each Unitary Fee Fund was above the median total (net) expense ratio of the peer funds in its respective Expense Group. With respect to the Expense Groups for the Unitary Fee Funds, the Board, at the April 17, 2023 meeting, discussed with Broadridge its methodology for assembling peer groups and discussed with the Advisor limitations in creating peer groups for index ETFs, including differences in underlying indexes and index-tracking methodologies that can result in greater management complexities across seemingly comparable ETFs and different business models that may affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the Unitary Fee Funds and other non-ETF clients that limited their comparability. In considering the unitary fee rate schedules for the Unitary Fee Funds overall, the Board also considered the Advisor’s statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor’s demonstrated long-term commitment to each Unitary Fee Fund and the other funds in the First Trust Fund Complex.
The Board considered performance information for each Fund. The Board noted the process it has established for monitoring each Fund’s performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor for the

Additional Information (Continued)
First Trust Exchange-Traded Fund
June 30, 2023 (Unaudited)
Funds. The Board determined that this process continues to be effective for reviewing each Fund’s performance. The Board received and reviewed information for periods ended December 31, 2022 regarding the performance of each Fund’s underlying index, the correlation between each Fund’s performance and that of its underlying index, each Fund’s tracking difference and each Fund’s excess return as compared to its benchmark index. With respect to FTDS, the Board noted that during 2022, it approved changes to the Fund’s investment objective and, effective April 29, 2022, the Fund changed its name and ticker symbol and began tracking The Dividend Strength™ Index, and that the performance information included a blend of the old and new indexes. The Board also noted that during 2015, FTDS changed its underlying index. Based on the information provided for each Fund and its ongoing review of performance, the Board concluded that each Fund was correlated to its underlying index and that the tracking difference for each Fund was within a reasonable range. In addition, the Board reviewed data prepared by Broadridge comparing each Fund’s performance to that of its respective Performance Universe and to that of a broad-based benchmark index. However, given each Fund’s objective of seeking investment results that correspond generally to the performance of its underlying index, the Board placed more emphasis on its review of correlation and tracking difference.
On the basis of all the information provided on the fees and expenses of FTDS, the unitary fees of the Unitary Fee Funds and the performance of each Fund and the ongoing oversight by the Board, the Board concluded that the advisory fee for FTDS and the unitary fee for each Unitary Fee Fund continue to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor to each Fund under the Agreements.
The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Funds at current asset levels and whether the Funds may benefit from any economies of scale. The Board noted that the advisory fee rate schedule for FTDS and the unitary fee rate schedule for each Unitary Fee Fund include breakpoints pursuant to which the fee rate will be reduced as assets of the Fund meet certain thresholds. The Board considered the Advisor’s statement that it believes that its expenses relating to providing advisory services to the Funds will increase during the next twelve months as the Advisor continues to build infrastructure and add new staff. For the Unitary Fee Funds, the Board also noted that under the unitary fee structure, any reduction in expenses associated with the management and operations of the Unitary Fee Funds would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for shareholders of the Unitary Fee Funds. The Board concluded that the advisory fee rate schedule for FTDS and the unitary fee rate schedule for each Unitary Fee Fund reflect an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at current asset levels. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to each Fund for the twelve months ended December 31, 2022 and the estimated profitability level for each Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the same period. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s profitability level for each Fund was not unreasonable. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Funds. The Board considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with the Funds. The Board concluded that the character and amount of potential indirect benefits to the Advisor were not unreasonable. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of each Fund. No single factor was determinative in the Board’s analysis.
Board Considerations Regarding Approval of Investment Management Agreement
First Trust Bloomberg Inflation Sensitive Equity ETF
The Board of Trustees of First Trust Exchange-Traded Fund (the “Trust”), including the Independent Trustees, approved the Investment Management Agreement (the “Agreement”) with First Trust Advisors L.P. (the “Advisor”), on behalf of First Trust Bloomberg Inflation Sensitive Equity ETF (the “Fund”), for an initial two-year term at a meeting held on December 12, 2022. The Board determined that the Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the

Additional Information (Continued)
First Trust Exchange-Traded Fund
June 30, 2023 (Unaudited)
Board in voting on such agreements. To assist the Board in its evaluation of the Agreement for the Fund, the Independent Trustees received a report from the Advisor in advance of the Board meeting responding to a request for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined:the services to be provided by the Advisor to the Fund (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate schedule payable by the Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other exchange-traded funds (“ETFs”) managed by the Advisor; the estimated expense ratio of the Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; the nature of expenses to be incurred in providing services to the Fund and the potential for the Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; any indirect benefits to the Advisor and its affiliate, First Trust Portfolios L.P. (“FTP”); and information on the Advisor’s compliance program. The Independent Trustees and their counsel also met separately to discuss the information provided by the Advisor. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor is a reasonable business arrangement from the Fund’s perspective.
In evaluating whether to approve the Agreement for the Fund, the Board considered the nature, extent and quality of the services to be provided by the Advisor under the Agreement and considered that employees of the Advisor provide management services to other ETFs and to other funds in the First Trust Fund Complex with diligence and care. The Board considered that the Advisor will be responsible for the overall management and administration of the Fund and reviewed all of the services to be provided by the Advisor to the Fund. The Board also considered the background and experience of the persons who will be responsible for the day-to-day management of the Fund’s investments. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s and the Fund’s compliance with the 1940 Act, as well as the Fund’s compliance with its investment objective, policies and restrictions. Because the Fund had yet to commence investment operations, the Board could not consider the historical investment performance of the Fund. Because the Fund is an index ETF that is designed to track the performance of an underlying index, the Board considered reports it receives on a quarterly basis showing the correlation and tracking error between other ETFs for which the Advisor serves as investment advisor and their applicable underlying indexes. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to the Fund by the Advisor under the Agreement are expected to be satisfactory.
The Board considered the proposed unitary fee rate schedule payable by the Fund under the Agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, the Fund would pay the Advisor a unitary fee starting at an annual rate of 0.60% of its average daily net assets, subject to a breakpoint schedule pursuant to which the unitary fee rate would be reduced as assets of the Fund meet certain thresholds. The Board noted that the Advisor would be responsible for the Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Agreement and interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Group, as well as advisory and unitary fee rates charged by the Advisor to other ETFs. Because the Fund will pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the unitary fee rate for the Fund was above the median total (net) expense ratio of the peer funds in the Expense Group. With respect to the Expense Group, the Board discussed with representatives of the Advisor how the Expense Group was assembled and how the Fund compared and differed from the peer funds. The Board took this information into account in considering the peer data. With respect to fees charged to other ETFs managed by the Advisor, the Board considered the Advisor’s statement that the Fund will be distinct compared to other funds in the First Trust Fund Complex, but similar to two other index ETFs managed by the Advisor, each of which has an advisory fee rate schedule starting at an annual rate of 0.50% of its average daily net assets and is subject to an expense cap of 0.65% or 0.70% of its average daily net assets, given each strategy’s use of fundamental screens to select a portfolio of 50 stocks with similar characteristics. In light of the information considered and the nature, extent and quality of the services expected to be provided to the Fund under the Agreement, the Board determined that the proposed unitary fee was fair and reasonable.
The Board considered whether there are any potential economies of scale to be achieved in connection with the Advisor providing investment advisory services to the Fund and whether the Fund may benefit from any economies of scale. The Board noted that the proposed unitary fee rate schedule for the Fund includes breakpoints pursuant to which the unitary fee rate would be reduced as assets of the Fund meet certain thresholds. The Board considered that the Advisor has continued to build infrastructure and add new staff to improve the services to the funds in the First Trust Fund Complex. The Board also noted that under the unitary fee structure, any

Additional Information (Continued)
First Trust Exchange-Traded Fund
June 30, 2023 (Unaudited)
reduction in expenses associated with the management and operations of the Fund generally would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for shareholders of the Fund. The Board concluded that the proposed unitary fee rate schedule for the Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at reasonably foreseeable future asset levels. The Board took into consideration the types of costs to be borne by the Advisor in connection with its services to be performed for the Fund under the Agreement. The Board considered the Advisor’s estimate of the asset level for the Fund at which the Advisor expects the Agreement to be profitable to the Advisor and the Advisor’s estimate of the profitability of the Agreement if the Fund’s assets reach $100 million. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s estimated profitability level for the Fund was not unreasonable. The Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Fund. The Board considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Fund, may have had no dealings with the Advisor or FTP. The Board also noted that the Advisor will not utilize soft dollars in connection with the Fund. The Board concluded that the character and amount of potential indirect benefits to the Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined that the terms of the Agreement are fair and reasonable and that the approval of the Agreement is in the best interests of the Fund. No single factor was determinative in the Board’s analysis.
Liquidity Risk Management Program
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Funds and each other fund in the First Trust Fund Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the “Program”) reasonably designed to assess and manage the funds’ liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund. The Board of Trustees of the First Trust Funds has appointed First Trust Advisors, L.P. (the “Advisor”) as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First Trust Liquidity Committee (the “Liquidity Committee”).
Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund’s portfolio investments into one of the four liquidity categories specified by Rule 22e-4: highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments. The Liquidity Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds. The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds, monitors the funds’ holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund’s net assets and establishes policies and procedures regarding redemptions in kind.
At the April 17, 2023 meeting of the Board of Trustees, as required by Rule 22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from March 17, 2022 through the Liquidity Committee’s annual meeting held on March 23, 2023 and assessed the Program’s adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund that is required under the Program to have one, and any material changes to the Program. Note that because the Funds primarily hold assets that are highly liquid investments, the Funds have not adopted any highly liquid investment minimums.
As stated in the written report, during the review period, two funds breached the 15% limitation on illiquid investments for one day each, as a result of an unscheduled week-long closure of the stock exchange in Istanbul following devastating earthquakes in February, causing all Turkish equities to be re-classified as “illiquid” for one day. Each fund filed a Form N-RN on the day after the breach occurred, and one day later after the breach was cured. No fund with a highly liquid investment minimum breached that minimum during the reporting period. The Advisor concluded that each fund’s investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.

First Trust Exchange-Traded Fund
INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

Semi-Annual Report
For the Six Months Ended
June 30, 2023

First Trust Exchange-Traded Fund

FT Cboe Vest Gold Strategy Quarterly Buffer ETF (BGLD)

FT Cboe Vest Gold Strategy Quarterly Buffer ETF (BGLD)
Semi-Annual Report
June 30, 2023
Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and/or Cboe VestSM Financial LLC (“Cboe Vest” or the “Sub-Advisor”) and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund (the “Trust”) described in this report (FT Cboe Vest Gold Strategy Quarterly Buffer ETF; hereinafter referred to as the “Fund”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on the Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund’s performance and investment approach.
The statistical information that follows may help you understand the Fund’s performance compared to that of relevant market benchmarks.
It is important to keep in mind that the opinions expressed by personnel of the Advisor and/or Sub-Advisor are just that:informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.

Shareholder Letter
FT Cboe Vest Gold Strategy Quarterly Buffer ETF (BGLD)
Semi-Annual Letter from the Chairman and CEO
June 30, 2023
Dear Shareholders:
First Trust is pleased to provide you with the semi-annual report for the FT Cboe Vest Gold Strategy Quarterly Buffer ETF (the “Fund”), which contains detailed information about the Fund for the six months ended June 30, 2023.
One economic topic that continues to dominate headlines is whether the Federal Reserve (the “Fed”) will be able to pull off a “soft landing” for the U.S. economy, raising interest rates just high enough to curb inflation, but not so high that they stunt economic growth and cause a recession. Historically, soft landings are exceedingly rare. Over the past 60 years, the Fed has only been able to orchestrate this phenomenon once. This occurred between February 1994 and February 1995 when the Fed doubled the Federal Funds target rate (upper bound), raising it from 3.0% to 6.0%. For comparative purposes, the Federal Funds target rate (upper bound) stood at 5.25% on June 30, 2023, a full 500 basis points above its most recent low of 0.25% on March 15, 2022. Inflation, as measured by the rate of change in the Consumer Price Index (“CPI”), appears to be declining. The CPI stood at 3.0% on June 30, 2023, substantially lower than its most recent peak of 9.1% on June 30, 2022. Despite the Fed’s tighter monetary policy, the U.S. economy continues to show resilience, with gross domestic product (“GDP”) growing in each of the past three quarters.
I am continually amazed by the efficiencies that technological advances can have on production. Take, for example, the recent interest in artificial intelligence (“AI”). The U.S. Census Bureau reported that construction spending by manufacturers in the U.S. has more than doubled in the past year, reaching an annual rate of nearly $190 billion in April 2023, according to Bloomberg. Manufacturing now accounts for close to 13% of all non-government construction, its highest share on record. A portion of the growth in U.S. manufacturing is due to the CHIPS and Science Act, which provided nearly $280 billion in funding to boost domestic research and manufacturing of semiconductors in the U.S. We have also seen the excitement regarding developments in AI drive the S&P 500® Index (the “Index”) higher this year. Year-to-date through June 30, 2023, the Index posted a total return of 16.89%. When the stock market increases by 20% or more from its most recent low, it is often referred to as a “bull market.” On June 8, 2023, the Index closed at 4,293.93, 20.04% above its most recent low of 3,577.03 (which occurred on October 12, 2022).
The U.S. economy has been resilient, posting positive changes to GDP even as monetary policy tightened significantly. That said, there are also economic indicators that point to the potential for weakness over the coming quarters. The Conference Board, a non-profit business membership and research group organization, reported that its Leading Economic Index, which is composed of 10 economic indicators whose changes tend to precede changes in the overall economy, fell by 0.7% to a reading of 106.1 in June 2023, according to Reuters. The result represents the fifteenth consecutive monthly decline in the index, the longest streak of month-over-month decreases since just before the financial crisis in 2007. From our perspective, even if the Fed can pull off a soft landing, it is likely to be a very bumpy ride.
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.
Sincerely,

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Fund Performance Overview (Unaudited)
FT Cboe Vest Gold Strategy Quarterly Buffer ETF (BGLD)
The investment objective of the FT Cboe Vest Gold Strategy Quarterly Buffer ETF (the “Fund”) is to seek to provide investors with returns (before fees, expenses and taxes) that match the price return of the SPDR® Gold Trust (the “Underlying ETF”), up to a predetermined upside cap of 9.25% (before fees, expenses and taxes) and 9.02% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund’s management fee), while providing a buffer against Underlying ETF losses between -5% and -15% (before fees, expenses and taxes) over the period from June 1, 2023 to August 31, 2023 (the “Outcome Period”). Under normal market conditions, the Fund will invest substantially all of its assets in U.S. Treasury securities, cash and cash equivalents, and in the shares of a wholly-owned subsidiary (the “Subsidiary”) that holds FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the Underlying ETF. The Fund does not invest directly in FLEX Options on the Underlying ETF. The Fund gains exposure to these investments exclusively by investing in the Subsidiary. The Fund will invest up to approximately 25% of its total assets in the Subsidiary.
Subsequent Target Outcome Periods will begin on the day the prior Target Outcome Period ends and will end on the approximate three-month anniversary of that new Target Outcome Period. On the first day of each new Target Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Target Outcome Period. This means that the cap will change for each Target Outcome Period based upon prevailing market conditions at the beginning of each Target Outcome Period. The Fund will be perpetually offered and not terminate after the current or any subsequent Target Outcome Period. An investor that purchases Fund shares other than on the first day of a Target Outcome Period and/or sells Fund shares prior to the end of a Target Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Target Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol “BGLD.”

Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 6/30/23	1 Year Ended 6/30/23	Inception (1/20/21) to 6/30/23	Inception (1/20/21) to 6/30/23
Fund Performance
NAV	6.47%	7.24%	-0.66%	-1.61%
Market Price	6.64%	7.02%	-0.64%	-1.55%
Index Performance
LBMA Gold Price	5.43%	5.24%	1.22%	3.00%
S&P 500® Index - Price Return	15.91%	17.57%	6.10%	15.54%
Total returns for the period since inception are calculated from the inception date of the Fund. “Average Annual Total Returns” represent the average annual change in value of an investment over the period indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period indicated.
The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint of the national best bid and offer price (“NBBO”) as of the time that the Fund’s NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future performance.

Fund Performance Overview (Unaudited) (Continued)
FT Cboe Vest Gold Strategy Quarterly Buffer ETF (BGLD)

Fund Allocation	% of Net Assets
U.S. Treasury Bills	95.3%
Money Market Funds	0.2
Purchased Options	4.2
Written Options	(0.1)
Net Other Assets and Liabilities	0.4
Total	100.0%

Performance of a $10,000 Initial Investment
January 20, 2021 - June 30, 2023
$13,000
$12,000
$11,000
$10,000
$9,000
1/20/21
6/30/21
12/31/21
6/30/22
12/31/22
6/30/23
$11,554
$10,300
$9,839
FT Cboe Vest Gold Strategy Quarterly Buffer ETF
LBMA Gold Price
S&P 500® Index - Price Return

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Portfolio Management
FT Cboe Vest Gold Strategy Quarterly Buffer ETF (BGLD)
Semi-Annual Report
June 30, 2023 (Unaudited)
Advisor
First Trust Advisors L.P. (“First Trust” or the “Advisor”) is the investment advisor to FT Cboe Vest Gold Strategy Quarterly Buffer ETF (“BGLD” or the “Fund”). First Trust is responsible for the ongoing monitoring of the Fund’s investment portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Sub-Advisor
Cboe VestSM Financial LLC (“Cboe Vest” or the “Sub-Advisor”) serves as the investment sub-advisor to the Fund. In this capacity, Cboe Vest is responsible for the selection and ongoing monitoring of the securities in the Fund’s investment portfolio. Cboe Vest, with principal offices at 8350 Broad Street, Suite 240, McLean, Virginia 22102, was founded in 2012. Cboe Vest had approximately $14.1 billion under management or committed to management as of June 30, 2023.
Portfolio Management Team
Karan Sood, Managing Director of Cboe Vest
Howard Rubin, Managing Director of Cboe Vest
The portfolio managers are primarily and jointly responsible for the day-to-day management of the Fund. Each portfolio manager has served as a part of the portfolio management team of the Fund since 2021.

FT Cboe Vest Gold Strategy Quarterly Buffer ETF (BGLD)
Understanding Your Fund Expenses
June 30, 2023 (Unaudited)
As a shareholder of FT Cboe Vest Gold Strategy Quarterly Buffer ETF (the “Fund”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended June 30, 2023.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (a)
FT Cboe Vest Gold Strategy Quarterly Buffer ETF (BGLD)
Actual	$1,000.00	$1,064.70	0.90%	$4.61
Hypothetical (5% return before expenses)	$1,000.00	$1,020.33	0.90%	$4.51

(a)
Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period
(January 1, 2023 through June 30, 2023), multiplied by 181/365 (to reflect the six-month period).

FT Cboe Vest Gold Strategy Quarterly Buffer ETF (BGLD)
Consolidated Portfolio of Investments
June 30, 2023 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS — 95.3%
$15,997,000	U.S. Treasury Bill (a)	(b)	08/29/23	$15,867,064
	(Cost $15,860,995)

Shares	Description	Value
MONEY MARKET FUNDS — 0.2%
43,883	Dreyfus Government Cash Management Fund, Institutional Shares - 5.00% (c)	43,883
	(Cost $43,883)
	Total Investments — 95.5%	15,910,947
	(Cost $15,904,878)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 4.2%
	Call Options Purchased — 4.2%
929	SPDR® Gold Shares	$16,561,283	$173.20	08/31/23	702,341
	(Cost $1,152,085)
WRITTEN OPTIONS — (0.1)%
	Call Options Written — (0.1)%
(929)	SPDR® Gold Shares	(16,561,283)	199.18	08/31/23	(18,985)
	(Premiums received $18,614)
	Put Options Written — (0.0)%
(929)	SPDR® Gold Shares	(16,561,283)	154.97	08/31/23	(4,641)
	(Premiums received $110,801)
	Total Written Options				(23,626)
	(Premiums received $129,415)
	Net Other Assets and Liabilities — 0.4%				62,441
	Net Assets — 100.0%				$16,652,103

(a)	All or a portion of this security is segregated as collateral for the options written. At June 30, 2023, the segregated value of this security amounts to $2,826,778.
(b)	Zero coupon security.
(c)	Rate shown reflects yield as of June 30, 2023.
See Notes to Consolidated Financial Statements

FT Cboe Vest Gold Strategy Quarterly Buffer ETF (BGLD)
Consolidated Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Consolidated Financial Statements):

ASSETS TABLE
	Total Value at 6/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Treasury Bills	$15,867,064	$—	$15,867,064	$—
Money Market Funds	43,883	43,883	—	—
Total Investments	15,910,947	43,883	15,867,064	—
Purchased Options	702,341	—	702,341	—
Total	$16,613,288	$43,883	$16,569,405	$—

LIABILITIES TABLE
	Total Value at 6/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(23,626)	$—	$(23,626)	$—
See Notes to Consolidated Financial Statements

FT Cboe Vest Gold Strategy Quarterly Buffer ETF (BGLD)
Consolidated Statement of Assets and Liabilities
June 30, 2023 (Unaudited)

ASSETS:
Investments, at value	$15,910,947
Options contracts purchased, at value	702,341
Cash	74,385
Dividends receivable	174
Total Assets	16,687,847

LIABILITIES:
Options contracts written, at value	23,626
Investment advisory fees payable	12,118
Total Liabilities	35,744
NET ASSETS	$16,652,103

NET ASSETS consist of:
Paid-in capital	$15,720,364
Par value	8,500
Accumulated distributable earnings (loss)	923,239
NET ASSETS	$16,652,103
NET ASSET VALUE, per share	$19.59
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	850,002
Investments, at cost	$15,904,878
Premiums paid on options contracts purchased	$1,152,085
Premiums received on options contracts written	$129,415
See Notes to Consolidated Financial Statements

FT Cboe Vest Gold Strategy Quarterly Buffer ETF (BGLD)
Consolidated Statement of Operations
For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME:
Interest	$272,929
Dividends	12,638
Total investment income	285,567

EXPENSES:
Investment advisory fees	60,291
Total expenses	60,291
NET INVESTMENT INCOME (LOSS)	225,276

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(483)
Purchased options contracts	617,737
Written options contracts	410,130
Net realized gain (loss)	1,027,384
Net change in unrealized appreciation (depreciation) on:
Investments	5,402
Purchased options contracts	(680,522)
Written options contracts	144,729
Net change in unrealized appreciation (depreciation)	(530,391)
NET REALIZED AND UNREALIZED GAIN (LOSS)	496,993
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$722,269
See Notes to Consolidated Financial Statements

FT Cboe Vest Gold Strategy Quarterly Buffer ETF (BGLD)
Consolidated Statements of Changes in Net Assets

	Six Months Ended 6/30/2023 (Unaudited)	Year Ended 12/31/2022
OPERATIONS:
Net investment income (loss)	$225,276	$54,643
Net realized gain (loss)	1,027,384	(414,350)
Net change in unrealized appreciation (depreciation)	(530,391)	(105,812)
Net increase (decrease) in net assets resulting from operations	722,269	(465,519)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	—	(31,758)
Return of capital	—	(16,277)
Total distributions to shareholders	—	(48,035)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	6,811,961	14,891,168
Cost of shares redeemed	(3,760,730)	(19,479,127)
Net increase (decrease) in net assets resulting from shareholder transactions	3,051,231	(4,587,959)
Total increase (decrease) in net assets	3,773,500	(5,101,513)

NET ASSETS:
Beginning of period	12,878,603	17,980,116
End of period	$16,652,103	$12,878,603

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	700,002	950,002
Shares sold	350,000	800,000
Shares redeemed	(200,000)	(1,050,000)
Shares outstanding, end of period	850,002	700,002
See Notes to Consolidated Financial Statements

FT Cboe Vest Gold Strategy Quarterly Buffer ETF (BGLD)
Consolidated Financial Highlights
For a share outstanding throughout each period

	Six Months Ended 6/30/2023 (Unaudited)	Year Ended 12/31/2022	Period Ended 12/31/2021 (a)

Net asset value, beginning of period	$18.40	$18.93	$19.99
Income from investment operations:
Net investment income (loss)	0.32 (b)	0.08	(0.08)
Net realized and unrealized gain (loss)	0.87	(0.54)	(0.98)
Total from investment operations	1.19	(0.46)	(1.06)
Distributions paid to shareholders from:
Net investment income	—	(0.05)	—
Return of capital	—	(0.02)	—
Total distributions	—	(0.07)	—
Net asset value, end of period	$19.59	$18.40	$18.93
Total return (c)	6.47%	(2.41)%	(5.30)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$16,652	$12,879	$17,980
Ratio of total expenses to average net assets	0.90% (d)	0.90%	0.90% (d)
Ratio of net investment income (loss) to average net assets	3.36% (d)	0.37%	(0.87)% (d)
Portfolio turnover rate (e)	0%	0%	0%

(a)	Inception date is January 20, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Consolidated Financial Statements

Notes to Consolidated Financial Statements
FT Cboe Vest Gold Strategy Quarterly Buffer ETF (BGLD)
June 30, 2023 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on August 8, 2003, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of twenty-three exchange-traded funds. This report covers the FT Cboe Vest Gold Strategy Quarterly Buffer ETF (the “Fund”), which trades under the ticker “BGLD” on the Cboe BZX Exchange, Inc. The Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
The Fund is an actively managed exchange-traded fund. The Fund’s investment objective is to seek to provide investors with returns (before fees, expenses and taxes) that match the price return of the SPDR® Gold Trust (the “Underlying ETF”), up to a predetermined upside cap of 9.25% (before fees, expenses and taxes) and 9.02% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund’s management fee), while providing a buffer against Underlying ETF losses between -5% and -15% (before fees, expenses and taxes) over the period from June 1, 2023 to August 31, 2023 (the “Target Outcome Period”). Prior to June 1, 2023, the Fund’s investment objective included an upside cap of 6.31% and 7.36% (before fees, expenses and taxes) and 6.09% and 7.13% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund’s management fee) and a Target Outcome Period of December 1, 2022 to February 28, 2023 and March 1, 2023 to May 31, 2023, respectively. Under normal market conditions, the Fund will invest substantially all of its assets in U.S. Treasury securities, cash and cash equivalents, and in the shares of a wholly-owned subsidiary (the “Subsidiary”) that holds FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the Underlying ETF. The Subsidiary is wholly-owned by the Fund and is organized under the laws of the Cayman Islands. The Fund does not invest directly in FLEX Options on the Underlying ETF. The Fund gains exposure to these investments exclusively by investing in the Subsidiary. The Fund will invest up to approximately 25% of its total assets in the Subsidiary. As of June 30, 2023 the Fund invested 21.48% of the Fund’s total assets in the Subsidiary. There can be no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The consolidated financial statements include the accounts on a consolidated basis of the Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the consolidated financial statements. The preparation of the consolidated financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Consolidated Portfolio of Investments. The Fund’s investments are valued as follows:

Notes to Consolidated Financial Statements (Continued)
FT Cboe Vest Gold Strategy Quarterly Buffer ETF (BGLD)
June 30, 2023 (Unaudited)
Exchange-traded options contracts (other than FLEX Option contracts) are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are fair valued at the mean of their most recent bid and ask price, if both are available. Over-the-counter options contracts are valued as follows, depending on the market in which the instrument trades: (1) the mean of their most recent bid and ask price, if available; or (2) a price based on the equivalent exchange-traded option. FLEX Option contracts are normally valued using a model-based price provided by a third-party pricing vendor. On days when a trade in a FLEX Option contract occurs, the trade price will be used to value such FLEX Option contracts in lieu of the model price.
U.S. Treasuries are valued on the basis of valuations provided by a third-party pricing service approved by the Trust’s Board of Trustees.
Shares of open-end funds are valued based on NAV per share.
If the Fund’s investments are not able to be priced by pre-established pricing methods, such investments may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. A variety of factors may be considered in determining the fair value of such investments.
Valuing the Fund’s holdings using fair value pricing will result in using prices for those holdings that may differ from current market valuations. The Subsidiary’s holdings will be valued in the same manner as the Fund’s holdings.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of June 30, 2023, is included with the Fund’s Consolidated Portfolio of Investments.
B. Investment Transactions and Investment Income
Investment transactions are recorded as of the trade date. Realized gains and losses from investment transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
C. FLEX Options
FLEX Options are customized equity or index option contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. FLEX Options are guaranteed for settlement by the Options Clearing Corporation.
The Fund, through the Subsidiary, purchases and sells call and put FLEX Options based on the performance of the Underlying ETF. The FLEX Options that the Subsidiary holds that reference the Underlying ETF will give the Subsidiary the right to receive or deliver shares of the Underlying ETF on the option expiration date at a strike price, depending on whether the option is a put or call option

Notes to Consolidated Financial Statements (Continued)
FT Cboe Vest Gold Strategy Quarterly Buffer ETF (BGLD)
June 30, 2023 (Unaudited)
and whether the Subsidiary purchases or sells the option. The FLEX Options held by the Subsidiary are European style options, which are exercisable at the strike price only on the FLEX Option expiration date.
When the Subsidiary writes (sells) an option, an amount equal to the premium received by the Subsidiary is included in “Options contracts written, at value” on the Consolidated Statement of Assets and Liabilities. Gain or loss on written options is presented separately as “Net realized gain (loss) on written options contracts” on the Consolidated Statement of Operations. When the Subsidiary purchases a call or put option, the premium paid represents the cost of the call or put option, which is included in “Options contracts purchased, at value” on the Consolidated Statement of Assets and Liabilities. Gain or loss on purchased options is included in “Net realized gain (loss) on purchased options contracts” on the Consolidated Statement of Operations.
D. Dividends and Distributions to Shareholders
Dividends from net investment income of the Fund, if any, are declared and paid annually, or as the Board of Trustees may determine from time to time. Distributions of net realized gains earned by the Fund, if any, are distributed at least annually. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the consolidated financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for consolidated financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by the Fund during the fiscal year ended December 31, 2022 was as follows:

Ordinary income	$31,758
Capital gains	—
Return of capital	16,277
As of December 31, 2022, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income	$—
Accumulated capital and other gain (loss)	(2,991)
Net unrealized appreciation (depreciation)	195,286
E. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income, whether or not such earnings are distributed by the Subsidiary to the Fund. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2021 and 2022 remain open to federal and state audit. As of June 30, 2023, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s consolidated financial statements for uncertain tax positions.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At December 31, 2022, for federal income tax purposes, the Fund had $210 of non-expiring capital loss carryforwards that may be carried forward indefinitely.

Notes to Consolidated Financial Statements (Continued)
FT Cboe Vest Gold Strategy Quarterly Buffer ETF (BGLD)
June 30, 2023 (Unaudited)
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended December 31, 2022, the Fund had no net late year ordinary or capital losses.
As of June 30, 2023, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$16,927,548	$112,229	$(450,115)	$(337,886)
F. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the ongoing monitoring of the Fund’s and the Subsidiary’s investment portfolios, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
First Trust is responsible for the expenses of the Fund and the Subsidiary including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The annual unitary management fee payable by the Fund to First Trust for these services will be reduced at certain levels of the Fund’s net assets (“breakpoints”) and calculated pursuant to the schedule below:

Breakpoints
Fund net assets up to and including $2.5 billion	0.9000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.8775%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.8550%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.8325%
Fund net assets greater than $10 billion	0.8100%
The Subsidiary does not pay First Trust a separate management fee.
Cboe VestSM Financial LLC (“Cboe Vest”), an affiliate of First Trust, serves as the Fund’s sub-advisor and manages the Fund’s portfolio subject to First Trust’s supervision. Pursuant to the Investment Management Agreement, between the Trust, on behalf of the Fund, and the Advisor, and the Investment Sub-Advisory Agreement among the Trust, on behalf of the Fund, the Advisor and Cboe Vest, First Trust will supervise Cboe Vest and its management of the investment of the Fund’s assets and will pay Cboe Vest for its services as the Fund’s sub-advisor a sub-advisory fee equal to 50% of any remaining monthly unitary management fee paid to the Advisor after the average Fund’s expenses accrued during the most recent twelve months are subtracted from the unitary management fee for that month.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNYM”). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNYM is responsible for custody of the Fund’s assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Notes to Consolidated Financial Statements (Continued)
FT Cboe Vest Gold Strategy Quarterly Buffer ETF (BGLD)
June 30, 2023 (Unaudited)
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Lead Independent Trustee and the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairs rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
The cost of purchases and proceeds from sales of securities, excluding short-term investments, derivatives, and in-kind transactions, for the six months ended June 30, 2023, were $0 and $0, respectively.
For the six months ended June 30, 2023, the Fund had no in-kind transactions.
5. Derivative Transactions
The following table presents the types of derivatives held by the Subsidiary at June 30, 2023, the primary underlying risk exposure and the location of these instruments as presented on the Consolidated Statement of Assets and Liabilities.

		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Consolidated Statement of Assets and Liabilities Location	Value	Consolidated Statement of Assets and Liabilities Location	Value
Options Contracts	Commodity Risk	Options contracts purchased, at value	$702,341	Options contracts written, at value	$23,626
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended June 30, 2023, on derivative instruments, as well as the primary underlying risk exposure associated with the instruments.

Consolidated Statement of Operations Location
Commodity Risk Exposure
Net realized gain (loss) on:
Purchased options contracts	$617,737
Written options contracts	410,130
Net change in unrealized appreciation (depreciation) on:
Purchased options contracts	(680,522)
Written options contracts	144,729
During the six months ended June 30, 2023, the premiums for purchased options contracts opened were $2,524,232 and the premiums for purchased options contracts closed, exercised and expired were $2,271,551.
During the six months ended June 30, 2023, the premiums for written options contracts opened were $417,959 and the premiums for written options contracts closed, exercised and expired were $446,289.
The Fund does not have the right to offset financial assets and liabilities related to options contracts on the Consolidated Statement of Assets and Liabilities.
6. Creations, Redemptions and Transaction Fees
The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements

Notes to Consolidated Financial Statements (Continued)
FT Cboe Vest Gold Strategy Quarterly Buffer ETF (BGLD)
June 30, 2023 (Unaudited)
with the Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as “Creation Units.” Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation (“NSCC”) the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of the Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process:the Authorized Participant redeems a Creation Unit of the Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund’s shares at or close to the NAV per share of the Fund.
The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
7. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before April 30, 2024.
8. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s  maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the consolidated financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the consolidated financial statements that have not already been disclosed.

Additional Information
FT Cboe Vest Gold Strategy Quarterly Buffer ETF (BGLD)
June 30, 2023 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Defined Outcome Funds Risk. To the extent a fund’s investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any) may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor’s investment period. Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund’s share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period. Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.

Additional Information (Continued)
FT Cboe Vest Gold Strategy Quarterly Buffer ETF (BGLD)
June 30, 2023 (Unaudited)
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Index or Model Constituent Risk. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund’s net asset value could be negatively impacted and the fund’s market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund’s shares.
Index Provider Risk. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund’s costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
LIBOR Risk. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate (“LIBOR”) as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021.

Additional Information (Continued)
FT Cboe Vest Gold Strategy Quarterly Buffer ETF (BGLD)
June 30, 2023 (Unaudited)
There is no assurance that any alternative reference rate, including the Secured Overnight Financing Rate (“SOFR”) will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Market risk is the risk that a particular security, or shares of a fund in general, may fall in value. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February 2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The COVID-19 global pandemic and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets. While the U.S. has resumed “reasonably” normal business activity, many countries continue to impose lockdown measures. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease. These events also adversely affect the prices and liquidity of a fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of a fund’s shares and result in increased market volatility. During any such events, a fund’s shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on a fund’s shares may widen.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to:possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Operational Risk. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund’s ability to meet its investment objective. Although the funds and the funds’ investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.
Passive Investment Risk. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.
Preferred Securities Risk. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt securities in a company’s capital structure in terms of priority to corporate income, subjecting them to greater credit risk than those debt securities. Generally, holders of preferred securities have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may obtain limited rights. In certain circumstances, an issuer of preferred securities may defer

Additional Information (Continued)
FT Cboe Vest Gold Strategy Quarterly Buffer ETF (BGLD)
June 30, 2023 (Unaudited)
payment on the securities and, in some cases, redeem the securities prior to a specified date. Preferred securities may also be substantially less liquid than other securities, including common stock.
Valuation Risk. The valuation of certain securities may carry more risk than that of common stock. Uncertainties in the conditions of the financial markets, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. A fund may hold investments in sizes smaller than institutionally sized round lot positions (sometimes referred to as odd lots). However, third-party pricing services generally provide evaluations on the basis of institutionally-sized round lots. If a fund sells certain of its investments in an odd lot transaction, the sale price may be less than the value at which such securities have been held by the fund. Odd lots often trade at lower prices than institutional round lots. There is no assurance that the fund will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the fund.
Disclaimer
The Fund is not sponsored, endorsed, sold or promoted by SPDR® Gold Shares, SPDR, or Standard & Poor’s®(together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® Gold Shares. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
NOT FDIC INSURED  NOT BANK GUARANTEED  MAY LOSE VALUE
Advisory and Sub-Advisory Agreements
Board Considerations Regarding Approval of Continuation of Investment Management Agreement and Sub-Advisory Agreement
The Board of Trustees of First Trust Exchange-Traded Fund (the “Trust”), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the “Advisory Agreement”) with First Trust Advisors L.P. (the “Advisor”) on behalf of the FT Cboe Vest Gold Strategy Quarterly Buffer ETF (the “Fund”) and the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Agreements”) among the Trust, on behalf of the Fund, the Advisor and Cboe Vest Financial LLC (the “Sub-Advisor”). The Board approved the continuation of the Agreements for a one-year period ending June 30, 2024 at a meeting held on June 4–5, 2023. The Board determined that the continuation of the Agreements is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 17, 2023 and June 4–5, 2023, the Board, including the Independent Trustees, reviewed materials provided by the Advisor and the Sub-Advisor responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined:the services provided by the Advisor and the Sub-Advisor to the Fund (including the relevant personnel responsible for these services and their experience); the unitary fee rate schedule payable by the Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds (“ETFs”) managed by the Advisor; the sub-advisory fee as compared to fees charged to other clients of the Sub-Advisor; the expense ratio of the Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; performance information for the Fund, including comparisons of the Fund’s performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the “Performance Universe”), each assembled by Broadridge; the nature of expenses incurred in providing services to the Fund and the potential for the Advisor and the Sub-Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; financial data for the Sub-Advisor; any indirect benefits to the Advisor and its affiliates, First Trust Portfolios L.P. (“FTP”) and First Trust Capital Partners, LLC (“FTCP”), and the Sub-Advisor; and information on the Advisor’s and the Sub-Advisor’s compliance programs. The Board reviewed initial materials with the Advisor at the meeting held on April 17, 2023, prior to which the Independent Trustees and their counsel met separately to

Additional Information (Continued)
FT Cboe Vest Gold Strategy Quarterly Buffer ETF (BGLD)
June 30, 2023 (Unaudited)
discuss the information provided by the Advisor and the Sub-Advisor. Following the April meeting, counsel to the Independent Trustees, on behalf of the Independent Trustees, requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and their counsel held prior to the June 4–5, 2023 meeting, as well as at the June meeting. The Board applied its business judgment to determine whether the arrangements between the Trust and the Advisor and among the Trust, the Advisor and the Sub-Advisor continue to be reasonable business arrangements from the Fund’s perspective. The Board determined that, given the totality of the information provided with respect to the Agreements, the Board had received sufficient information to renew the Agreements. The Board considered that shareholders chose to invest or remain invested in the Fund knowing that the Advisor and the Sub-Advisor manage the Fund and knowing the Fund’s unitary fee.
In reviewing the Agreements, the Board considered the nature, extent and quality of the services provided by the Advisor and the Sub-Advisor under the Agreements. With respect to the Advisory Agreement, the Board considered that the Advisor is responsible for the overall management and administration of the Trust and the Fund and reviewed all of the services provided by the Advisor to the Fund, including the oversight of the Sub-Advisor, as well as the background and experience of the persons responsible for such services. The Board noted that the Advisor oversees the Sub-Advisor’s day-to-day management of the Fund’s investments, including portfolio risk monitoring and performance review. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s, the Sub-Advisor’s and the Fund’s compliance with the 1940 Act, as well as the Fund’s compliance with its investment objective, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Fund. Finally, as part of the Board’s consideration of the Advisor’s services, the Advisor, in its written materials and at the April 17, 2023 meeting, described to the Board the scope of its ongoing investment in additional personnel and infrastructure to maintain and improve the quality of services provided to the Fund and the other funds in the First Trust Fund Complex. With respect to the Sub-Advisory Agreement, the Board noted that the Fund is an actively-managed ETF and the Sub-Advisor actively manages the Fund’s investments. The Board reviewed the materials provided by the Sub-Advisor and considered the services that the Sub-Advisor provides to the Fund, including the Sub-Advisor’s day-to-day management of the Fund’s investments. In considering the Sub-Advisor’s management of the Fund, the Board noted the background and experience of the Sub-Advisor’s portfolio management team, including the Board’s prior meetings with members of the portfolio management team. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and the Fund by the Advisor and the Sub-Advisor under the Agreements have been and are expected to remain satisfactory and that the Sub-Advisor, under the oversight of the Advisor, has managed the Fund consistent with its investment objective, policies and restrictions.
The Board considered the unitary fee rate schedule payable by the Fund under the Advisory Agreement for the services provided. The Board noted that the sub-advisory fee is paid by the Advisor from the unitary fee. The Board considered that as part of the unitary fee the Advisor is responsible for the Fund’s expenses, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Advisory Agreement and interest, taxes, acquired fund fees and expenses, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Group, as well as advisory and unitary fee rates charged by the Advisor and the Sub-Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because the Fund pays a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio for the Fund was above the median total (net) expense ratio of the peer funds in the Expense Group. With respect to the Expense Group, the Board, at the April 17, 2023 meeting, discussed with Broadridge its methodology for assembling peer groups and discussed with the Advisor limitations in creating peer groups for actively-managed ETFs, and different business models that may affect the pricing of services among ETF sponsors. The Board also noted that not all peer funds employ an advisor/sub-advisor management structure. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the Fund and other non-ETF clients that limited their comparability. In considering the unitary fee rate schedule overall, the Board also considered the Advisor’s statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor’s demonstrated long-term commitment to the Fund and the other funds in the First Trust Fund Complex.
The Board considered performance information for the Fund. The Board noted the process it has established for monitoring the Fund’s performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor and the Sub-Advisor for the Fund. The Board determined that this process continues to be effective for reviewing the Fund’s performance. The Board received and reviewed information comparing the Fund’s performance for the one-year period ended December 31, 2022 to the

Additional Information (Continued)
FT Cboe Vest Gold Strategy Quarterly Buffer ETF (BGLD)
June 30, 2023 (Unaudited)
performance of the funds in the Performance Universe and to that of a benchmark index. The Board noted that the Fund is a target outcome ETF that seeks to provide investors with returns (before fees and expenses) over a defined period of time (typically one quarter of a year) that match the price return of the SPDR Gold Trust (“GLD”), up to a predetermined cap, while providing a buffer against certain losses on the price return of GLD. The Board considered information provided by the Sub-Advisor on the Fund’s performance during its four quarterly target outcome periods for the year ended February 28, 2023 and noted that the Fund delivered on its target outcome objective.
On the basis of all the information provided on the unitary fee and performance of the Fund and the ongoing oversight by the Board, the Board concluded that the unitary fee for the Fund (out of which the Sub-Advisor is compensated) continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor and the Sub-Advisor to the Fund under the Agreements.
The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Fund at current asset levels and whether the Fund may benefit from any economies of scale. The Board noted that the unitary fee rate schedule for the Fund includes breakpoints pursuant to which the unitary fee rate will be reduced as assets of the Fund meet certain thresholds. The Board considered the Advisor’s statement that it believes that its expenses relating to providing advisory services to the Fund will increase during the next twelve months as the Advisor continues to build infrastructure and add new staff. The Board also noted that under the unitary fee structure, any reduction in expenses associated with the management and operations of the Fund would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for shareholders of the Fund. The Board concluded that the unitary fee rate schedule for the Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at current asset levels. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to the Fund for the twelve months ended December 31, 2022 and the estimated profitability level for the Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the same period. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s profitability level for the Fund was not unreasonable. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Fund. The Board considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Fund, may have had no dealings with the Advisor or FTP. The Board also noted that FTCP has a controlling ownership interest in the Sub-Advisor’s parent company and considered potential indirect benefits to the Advisor from such ownership interest. The Board concluded that the character and amount of potential indirect benefits to the Advisor were not unreasonable.
The Board considered the Sub-Advisor’s statement that it believes that the sub-advisory fee for the Fund is appropriate. The Board noted the Sub-Advisor’s statements that it continues to invest in infrastructure, technology and personnel, and that it anticipates that its expenses relating to providing services to the Fund will remain approximately the same for the next twelve months. The Board noted that the Advisor pays the Sub-Advisor from the unitary fee, that the sub-advisory fee will be reduced consistent with the breakpoints in the unitary fee rate schedule and its understanding that the Fund’s sub-advisory fee was the product of an arm’s length negotiation. The Board did not review the profitability of the Sub-Advisor with respect to the Fund. The Board concluded that the profitability analysis for the Advisor was more relevant. The Board considered the potential indirect benefits to the Sub-Advisor from being associated with the Advisor and the Fund, and noted the Sub-Advisor’s statements that it is the Sub-Advisor’s policy currently not to enter into soft-dollar arrangements for the procurement of research services in connection with client securities transactions and that, as a result, there are no foreseen indirect benefits from its relationship with the Fund. The Board also considered the potential indirect benefits to the Sub-Advisor from FTCP’s controlling ownership interest in the Sub-Advisor’s parent company. The Board concluded that the character and amount of potential indirect benefits to the Sub-Advisor were not unreasonable. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of the Fund. No single factor was determinative in the Board’s analysis.
Liquidity Risk Management Program
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund and each other fund in the First Trust Fund Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the “Program”) reasonably designed to assess and manage the funds’ liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund. The Board of Trustees of the First Trust Funds has appointed First Trust Advisors, L.P. (the “Advisor”) as the person designated to administer the

Additional Information (Continued)
FT Cboe Vest Gold Strategy Quarterly Buffer ETF (BGLD)
June 30, 2023 (Unaudited)
Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First Trust Liquidity Committee (the “Liquidity Committee”).
Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund’s portfolio investments into one of the four liquidity categories specified by Rule 22e-4: highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments. The Liquidity Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds. The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds, monitors the funds’ holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund’s net assets and establishes policies and procedures regarding redemptions in kind.
At the April 17, 2023 meeting of the Board of Trustees, as required by Rule 22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from March 17, 2022 through the Liquidity Committee’s annual meeting held on March 23, 2023 and assessed the Program’s adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund that is required under the Program to have one, and any material changes to the Program. Note that because the Fund primarily holds assets that are highly liquid investments, the Fund has not adopted any highly liquid investment minimum.
As stated in the written report, during the review period, two funds breached the 15% limitation on illiquid investments for one day each, as a result of an unscheduled week-long closure of the stock exchange in Istanbul following devastating earthquakes in February, causing all Turkish equities to be re-classified as “illiquid” for one day. Each fund filed a Form N-RN on the day after the breach occurred, and one day later after the breach was cured. No fund with a highly liquid investment minimum breached that minimum during the reporting period. The Advisor concluded that each fund’s investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.

First Trust Exchange-Traded Fund
INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
INVESTMENT SUB-ADVISOR
Cboe VestSM Financial LLC

8350 Broad Street, Suite 240
McLean, VA 22102
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

Semi-Annual Report
For the Six Months Ended
June 30, 2023

First Trust Exchange-Traded Fund

FT Cboe Vest Gold Strategy Target Income ETF® (IGLD)

FT Cboe Vest Gold Strategy Target Income ETF® (IGLD)
Semi-Annual Report
June 30, 2023
Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and/or Cboe VestSM Financial LLC (“Cboe Vest” or the “Sub-Advisor”) and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund (the “Trust”) described in this report (FT Cboe Vest Gold Strategy Target Income ETF®; hereinafter referred to as the “Fund”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on the Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund’s performance and investment approach.
The statistical information that follows may help you understand the Fund’s performance compared to that of relevant market benchmarks.
It is important to keep in mind that the opinions expressed by personnel of the Advisor and/or Sub-Advisor are just that:informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.

Shareholder Letter
FT Cboe Vest Gold Strategy Target Income ETF® (IGLD)
Semi-Annual Letter from the Chairman and CEO
June 30, 2023
Dear Shareholders:
First Trust is pleased to provide you with the semi-annual report for the FT Cboe Vest Gold Strategy Target Income ETF® (the “Fund”), which contains detailed information about the Fund for the six months ended June 30, 2023.
One economic topic that continues to dominate headlines is whether the Federal Reserve (the “Fed”) will be able to pull off a “soft landing” for the U.S. economy, raising interest rates just high enough to curb inflation, but not so high that they stunt economic growth and cause a recession. Historically, soft landings are exceedingly rare. Over the past 60 years, the Fed has only been able to orchestrate this phenomenon once. This occurred between February 1994 and February 1995 when the Fed doubled the Federal Funds target rate (upper bound), raising it from 3.0% to 6.0%. For comparative purposes, the Federal Funds target rate (upper bound) stood at 5.25% on June 30, 2023, a full 500 basis points above its most recent low of 0.25% on March 15, 2022. Inflation, as measured by the rate of change in the Consumer Price Index (“CPI”), appears to be declining. The CPI stood at 3.0% on June 30, 2023, substantially lower than its most recent peak of 9.1% on June 30, 2022. Despite the Fed’s tighter monetary policy, the U.S. economy continues to show resilience, with gross domestic product (“GDP”) growing in each of the past three quarters.
I am continually amazed by the efficiencies that technological advances can have on production. Take, for example, the recent interest in artificial intelligence (“AI”). The U.S. Census Bureau reported that construction spending by manufacturers in the U.S. has more than doubled in the past year, reaching an annual rate of nearly $190 billion in April 2023, according to Bloomberg. Manufacturing now accounts for close to 13% of all non-government construction, its highest share on record. A portion of the growth in U.S. manufacturing is due to the CHIPS and Science Act, which provided nearly $280 billion in funding to boost domestic research and manufacturing of semiconductors in the U.S. We have also seen the excitement regarding developments in AI drive the S&P 500® Index (the “Index”) higher this year. Year-to-date through June 30, 2023, the Index posted a total return of 16.89%. When the stock market increases by 20% or more from its most recent low, it is often referred to as a “bull market.” On June 8, 2023, the Index closed at 4,293.93, 20.04% above its most recent low of 3,577.03 (which occurred on October 12, 2022).
The U.S. economy has been resilient, posting positive changes to GDP even as monetary policy tightened significantly. That said, there are also economic indicators that point to the potential for weakness over the coming quarters. The Conference Board, a non-profit business membership and research group organization, reported that its Leading Economic Index, which is composed of 10 economic indicators whose changes tend to precede changes in the overall economy, fell by 0.7% to a reading of 106.1 in June 2023, according to Reuters. The result represents the fifteenth consecutive monthly decline in the index, the longest streak of month-over-month decreases since just before the financial crisis in 2007. From our perspective, even if the Fed can pull off a soft landing, it is likely to be a very bumpy ride.
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.
Sincerely,

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Fund Performance Overview (Unaudited)
FT Cboe Vest Gold Strategy Target Income ETF® (IGLD)
The FT Cboe Vest Gold Strategy Target Income ETF® (the “Fund”) seeks to deliver participation in the price returns of the SPDR® Gold Trust (the “Underlying ETF”) while providing a consistent level of income. The Fund’s investments principally include short-term U.S. Treasury securities, cash and cash equivalents, and the shares of a wholly-owned subsidiary (“Subsidiary”) that holds FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the Underlying ETF. In seeking to achieve its objective, the Fund, through the Subsidiary, will generally purchase or sell FLEX Options. FLEX Options are customized equity or index option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. In combination, the purchased call and sold put options generally provide exposure to price returns of the Underlying ETF both on the upside and downside. The Fund’s investment sub-advisor is Cboe Vest Financial LLC. Additionally, as a means to generate income, the Fund will employ a “partial covered call strategy” that seeks to sell call options having a strike price roughly equal to the value of the Underlying ETF at the inception of the Fund or each subsequent roll of the strategy (such options are said to be “at-the-money”) on only a portion of the notional value of the call options purchased by the Fund. To execute this strategy, the Fund will sell call options with an expiration date less than or equal to approximately one month in the future (the “Target Income Period”). The amount of call options sold by the Fund is based on a calculation designed to result in the Fund generating income over the Target Income Period on the average assets of the Fund from premiums from writing call options that is approximately 3.85% higher annually than the annual yield from one-month U.S. Treasury securities, before Fund fees and expenses. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. Shares of the Fund are listed on the Cboe BZX Exchange, Inc. under the ticker symbol “IGLD.”

Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 6/30/23	1 Year Ended 6/30/23	Inception (3/2/21) to 6/30/23	Inception (3/2/21) to 6/30/23
Fund Performance
NAV	5.21%	2.63%	2.11%	4.99%
Market Price	3.99%	2.57%	2.11%	4.99%
Index Performance
LBMA Gold Price	5.43%	5.24%	4.55%	10.93%
S&P 500® Index - Price Return	15.91%	17.57%	6.18%	14.99%
Total returns for the period since inception are calculated from the inception date of the Fund. “Average Annual Total Returns” represent the average annual change in value of an investment over the period indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period indicated.
The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint of the national best bid and offer price (“NBBO”) as of the time that the Fund’s NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future performance.

Fund Performance Overview (Unaudited) (Continued)
FT Cboe Vest Gold Strategy Target Income ETF® (IGLD)

Fund Allocation	% of Net Assets
U.S. Treasury Bills	130.9%
Money Market Funds	2.1
Purchased Options	0.1
Written Options	(34.8)
Net Other Assets and Liabilities	1.7
Total	100.0%

Performance of a $10,000 Initial Investment
March 2, 2021 - June 30, 2023
$13,000
$12,000
$11,000
$10,000
$9,000
$11,499
$11,093
$10,499
3/2/21
6/30/21
12/31/21
6/30/22
12/31/22
6/30/23
FT Cboe Vest Gold Strategy Target Income ETF®
LBMA Gold Price
S&P 500® Index - Price Return

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Portfolio Management
FT Cboe Vest Gold Strategy Target Income ETF® (IGLD)
Semi-Annual Report
June 30, 2023 (Unaudited)
Advisor
First Trust Advisors L.P. (“First Trust” or the “Advisor”) is the investment advisor to FT Cboe Vest Gold Strategy Target Income ETF® (“IGLD” or the “Fund”). First Trust is responsible for the ongoing monitoring of the Fund’s investment portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Sub-Advisor
Cboe VestSM Financial LLC (“Cboe Vest” or the “Sub-Advisor”) serves as the investment sub-advisor to the Fund. In this capacity, Cboe Vest is responsible for the selection and ongoing monitoring of the securities in the Fund’s investment portfolio. Cboe Vest, with principal offices at 8350 Broad Street, Suite 240, McLean, Virginia 22102, was founded in 2012. Cboe Vest had approximately $14.1 billion under management or committed to management as of June 30, 2023.
Portfolio Management Team
Karan Sood, Managing Director of Cboe Vest
Howard Rubin, Managing Director of Cboe Vest
The portfolio managers are primarily and jointly responsible for the day-to-day management of the Fund. Each portfolio manager has served as a part of the portfolio management team of the Fund since 2021.

FT Cboe Vest Gold Strategy Target Income ETF® (IGLD)
Understanding Your Fund Expenses
June 30, 2023 (Unaudited)
As a shareholder of FT Cboe Vest Gold Strategy Target Income ETF® (the “Fund”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended June 30, 2023.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (a)
FT Cboe Vest Gold Strategy Target Income ETF® (IGLD)
Actual	$1,000.00	$1,052.10	0.85%	$4.32
Hypothetical (5% return before expenses)	$1,000.00	$1,020.58	0.85%	$4.26

(a)
Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period
(January 1, 2023 through June 30, 2023), multiplied by 181/365 (to reflect the six-month period).

FT Cboe Vest Gold Strategy Target Income ETF® (IGLD)
Consolidated Portfolio of Investments
June 30, 2023 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS — 130.9%
$96,941,700	U.S. Treasury Bill (a)	(b)	11/30/23	$94,843,854
	(Cost $95,074,334)

Shares	Description	Value
MONEY MARKET FUNDS — 2.1%
1,560,066	Dreyfus Government Cash Management Fund, Institutional Shares - 5.00% (c)	1,560,066
	(Cost $1,560,066)
	Total Investments — 133.0%	96,403,920
	(Cost $96,634,400)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.1%
	Call Options Purchased — 0.1%
4,038	SPDR® Gold Shares	$71,985,426	$244.50	11/30/23	56,758
	(Cost $596,446)
WRITTEN OPTIONS — (34.8)%
	Call Options Written — (0.7)%
(2,150)	SPDR® Gold Shares	(38,328,050)	178.27	07/31/23	(548,250)
	(Premiums received $545,452)
	Put Options Written — (34.1)%
(4,038)	SPDR® Gold Shares	(71,985,426)	244.50	11/30/23	(24,693,389)
	(Premiums received $25,482,275)
	Total Written Options				(25,241,639)
	(Premiums received $26,027,727)
	Net Other Assets and Liabilities — 1.7%				1,241,920
	Net Assets — 100.0%				$72,460,959

(a)	All or a portion of this security is segregated as collateral for the options written. At June 30, 2023, the segregated value of this security amounts to $37,981,287.
(b)	Zero coupon security.
(c)	Rate shown reflects yield as of June 30, 2023.
See Notes to Consolidated Financial Statements

FT Cboe Vest Gold Strategy Target Income ETF® (IGLD)
Consolidated Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Consolidated Financial Statements):

ASSETS TABLE
	Total Value at 6/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Treasury Bills	$94,843,854	$—	$94,843,854	$—
Money Market Funds	1,560,066	1,560,066	—	—
Total Investments	96,403,920	1,560,066	94,843,854	—
Purchased Options	56,758	—	56,758	—
Total	$96,460,678	$1,560,066	$94,900,612	$—

LIABILITIES TABLE
	Total Value at 6/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(25,241,639)	$—	$(25,241,639)	$—
See Notes to Consolidated Financial Statements

FT Cboe Vest Gold Strategy Target Income ETF® (IGLD)
Consolidated Statement of Assets and Liabilities
June 30, 2023 (Unaudited)

ASSETS:
Investments, at value	$96,403,920
Options contracts purchased, at value	56,758
Cash	739,730
Receivables:
Investment securities sold	545,453
Dividends	6,573
Total Assets	97,752,434

LIABILITIES:
Options contracts written, at value	25,241,639
Investment advisory fees payable	49,836
Total Liabilities	25,291,475
NET ASSETS	$72,460,959

NET ASSETS consist of:
Paid-in capital	$73,050,200
Par value	38,000
Accumulated distributable earnings (loss)	(627,241)
NET ASSETS	$72,460,959
NET ASSET VALUE, per share	$19.07
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	3,800,002
Investments, at cost	$96,634,400
Premiums paid on options contracts purchased	$596,446
Premiums received on options contracts written	$26,027,727
See Notes to Consolidated Financial Statements

FT Cboe Vest Gold Strategy Target Income ETF® (IGLD)
Consolidated Statement of Operations
For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME:
Interest	$1,553,353
Dividends	21,004
Total investment income	1,574,357

EXPENSES:
Investment advisory fees	221,986
Total expenses	221,986
NET INVESTMENT INCOME (LOSS)	1,352,371

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(4,292)
Purchased options contracts	(20,837)
Written options contracts	4,784
Net realized gain (loss)	(20,345)
Net change in unrealized appreciation (depreciation) on:
Investments	(244,081)
Purchased options contracts	(541,439)
Written options contracts	702,988
Net change in unrealized appreciation (depreciation)	(82,532)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(102,877)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,249,494
See Notes to Consolidated Financial Statements

FT Cboe Vest Gold Strategy Target Income ETF® (IGLD)
Consolidated Statements of Changes in Net Assets

	Six Months Ended 6/30/2023 (Unaudited)	Year Ended 12/31/2022
OPERATIONS:
Net investment income (loss)	$1,352,371	$270,325
Net realized gain (loss)	(20,345)	(1,431,362)
Net change in unrealized appreciation (depreciation)	(82,532)	(720,292)
Net increase (decrease) in net assets resulting from operations	1,249,494	(1,881,239)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(1,879,642)	—
Return of capital	—	(1,725,727)
Total distributions to shareholders	(1,879,642)	(1,725,727)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	36,455,120	21,210,170
Cost of shares redeemed	(1,933,777)	(10,509,533)
Net increase (decrease) in net assets resulting from shareholder transactions	34,521,343	10,700,637
Total increase (decrease) in net assets	33,891,195	7,093,581

NET ASSETS:
Beginning of period	38,569,764	31,476,183
End of period	$72,460,959	$38,569,764

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	2,050,002	1,550,002
Shares sold	1,850,000	1,050,000
Shares redeemed	(100,000)	(550,000)
Shares outstanding, end of period	3,800,002	2,050,002
See Notes to Consolidated Financial Statements

FT Cboe Vest Gold Strategy Target Income ETF® (IGLD)
Consolidated Financial Highlights
For a share outstanding throughout each period

	Six Months Ended 6/30/2023 (Unaudited)	Year Ended 12/31/2022	Period Ended 12/31/2021 (a)

Net asset value, beginning of period	$18.81	$20.31	$20.14
Income from investment operations:
Net investment income (loss)	0.49 (b)	0.14	(0.08)
Net realized and unrealized gain (loss)	0.49 (c)	(0.79)	0.71
Total from investment operations	0.98	(0.65)	0.63
Distributions paid to shareholders from:
Net investment income	(0.72)	—	—
Return of capital	—	(0.85)	(0.46)
Total distributions	(0.72)	(0.85)	(0.46)
Net asset value, end of period	$19.07	$18.81	$20.31
Total return (d)	5.21%	(3.26)%	3.14%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$72,461	$38,570	$31,476
Ratio of total expenses to average net assets	0.85% (e)	0.85%	0.85% (e)
Ratio of net investment income (loss) to average net assets	5.18% (e)	0.69%	(0.76)% (e)
Portfolio turnover rate (f)	0%	0%	0%

(a)	Inception date is March 02, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(d)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(e)	Annualized.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Consolidated Financial Statements

Notes to Consolidated Financial Statements
FT Cboe Vest Gold Strategy Target Income ETF® (IGLD)
June 30, 2023 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on August 8, 2003, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of twenty-three exchange-traded funds. This report covers the FT Cboe Vest Gold Strategy Target Income ETF® (the “Fund”), which trades under the ticker “IGLD” on the Cboe BZX Exchange, Inc. The Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
The Fund is an actively managed exchange-traded fund. The Fund’s investment objective is to seek to deliver participation in the price returns of the SPDR® Gold Trust (the “Underlying ETF”) while providing a consistent level of income. The Fund’s investments principally include short-term U.S. Treasury securities, cash and cash equivalents, and the shares of a wholly-owned subsidiary (the “Subsidiary”) that holds FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the Underlying ETF. In seeking to achieve its objective, the Fund, through the Subsidiary, will generally purchase or sell FLEX Options. In combination, the purchased call and sold put options generally provide exposure to price returns of the Underlying ETF both on the upside and downside. The Subsidiary is wholly-owned by the Fund and is organized under the laws of the Cayman Islands. The Fund may invest up to 25% of its total assets in the Subsidiary. As of June 30, 2023, the Fund invested 19.51% of the Fund’s total assets in the Subsidiary. There can be no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The consolidated financial statements include the accounts on a consolidated basis of the Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the consolidated financial statements. The preparation of the consolidated financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Consolidated Portfolio of Investments. The Fund’s investments are valued as follows:
Exchange-traded options contracts (other than FLEX Option contracts) are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are fair valued at the mean of their most recent bid and ask price, if both are available. Over-the-counter options contracts are valued as follows, depending on the market in which the instrument trades: (1) mean of their most recent bid and ask price, if available; or (2) a price based on the equivalent exchange-traded option. FLEX Option contracts are normally valued using a model-based price provided by a third-party pricing vendor. On days when a trade in a FLEX Option contract occurs, the trade price will be used to value such FLEX Option contracts in lieu of the model price.

Notes to Consolidated Financial Statements (Continued)
FT Cboe Vest Gold Strategy Target Income ETF® (IGLD)
June 30, 2023 (Unaudited)
U.S. Treasuries are valued on the basis of valuations provided by a third-party pricing service approved by the Trust’s Board of Trustees.
Shares of open-end funds are valued based on NAV per share.
If the Fund’s investments are not able to be priced by pre-established pricing methods, such investments may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. A variety of factors may be considered in determining the fair value of such investments.
Valuing the Fund’s holdings using fair value pricing will result in using prices for those holdings that may differ from current market valuations. The Subsidiary’s holdings will be valued in the same manner as the Fund’s holdings.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of June 30, 2023, is included with the Fund’s Consolidated Portfolio of Investments.
B. Investment Transactions and Investment Income
Investment transactions are recorded as of the trade date. Realized gains and losses from investment transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
C. FLEX Options
FLEX Options are customized equity or index option contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. FLEX Options are guaranteed for settlement by the Options Clearing Corporation.
The Fund, through the Subsidiary, purchases and sells call and put FLEX Options based on the performance of the Underlying ETF. The FLEX Options that the Subsidiary holds that reference the Underlying ETF will give the Subsidiary the right to receive or deliver shares of the Underlying ETF on the option expiration date at a strike price, depending on whether the option is a put or call option and whether the Subsidiary purchases or sells the option. The FLEX Options held by the Subsidiary are European style options, which are exercisable at the strike price only on the FLEX Option expiration date.
When the Subsidiary writes (sells) an option, an amount equal to the premium received by the Subsidiary is included in “Options contracts written, at value” on the Consolidated Statement of Assets and Liabilities. Gain or loss on written options is presented separately as “Net realized gain (loss) on written options contracts” on the Consolidated Statement of Operations. When the Subsidiary purchases a call or put option, the premium paid represents the cost of the call or put option, which is included in “Options

Notes to Consolidated Financial Statements (Continued)
FT Cboe Vest Gold Strategy Target Income ETF® (IGLD)
June 30, 2023 (Unaudited)
contracts purchased, at value” on the Consolidated Statement of Assets and Liabilities. Gain or loss on purchased options is included in “Net realized gain (loss) on purchased options contracts” on the Consolidated Statement of Operations.
D. Dividends and Distributions to Shareholders
Dividends from net investment income of the Fund, if any, are declared and paid monthly, or as the Board of Trustees may determine from time to time. Distributions of net realized gains earned by the Fund, if any, are distributed at least annually. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the consolidated financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for consolidated financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by the Fund during the fiscal year ended December 31, 2022 was as follows:

Ordinary income	$—
Capital gains	—
Return of capital	1,725,727
As of December 31, 2022, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income	$—
Accumulated capital and other gain (loss)	(42,405)
Net unrealized appreciation (depreciation)	114,456
E. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income, whether or not such earnings are distributed by the Subsidiary to the Fund. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2021 and 2022 remain open to federal and state audit. As of June 30, 2023, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s consolidated financial statements for uncertain tax positions.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At December 31, 2022, for federal income tax purposes, the Fund had $24,837 of non-expiring capital loss carryforwards that may be carried forward indefinitely.
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended December 31, 2022, the Fund had no net late year ordinary or capital losses.

Notes to Consolidated Financial Statements (Continued)
FT Cboe Vest Gold Strategy Target Income ETF® (IGLD)
June 30, 2023 (Unaudited)
As of June 30, 2023, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$71,203,119	$788,886	$(772,966)	$15,920
F. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the ongoing monitoring of the Fund’s and the Subsidiary’s investment portfolios, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
First Trust is responsible for the expenses of the Fund and the Subsidiary including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The annual unitary management fee payable by the Fund to First Trust for these services will be reduced at certain levels of the Fund’s net assets (“breakpoints”) and calculated pursuant to the schedule below:

Breakpoints
Fund net assets up to and including $2.5 billion	0.85000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.82875%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.80750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.78625%
Fund net assets greater than $10 billion	0.76500%
The Subsidiary does not pay First Trust a separate management fee.
Cboe VestSM Financial LLC (“Cboe Vest”), an affiliate of First Trust, serves as the Fund’s sub-advisor and manages the Fund’s portfolio subject to First Trust’s supervision. Pursuant to the Investment Management Agreement, between the Trust, on behalf of the Fund, and the Advisor, and the Investment Sub-Advisory Agreement among the Trust, on behalf of the Fund, the Advisor and Cboe Vest, First Trust will supervise Cboe Vest and its management of the investment of the Fund’s assets and will pay Cboe Vest for its services as the Fund’s sub-advisor a sub-advisory fee equal to 50% of any remaining monthly unitary management fee paid to the Advisor after the average Fund’s expenses accrued during the most recent twelve months are subtracted from the unitary management fee for that month.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNYM”). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNYM is responsible for custody of the Fund’s assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Lead Independent Trustee and the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in

Notes to Consolidated Financial Statements (Continued)
FT Cboe Vest Gold Strategy Target Income ETF® (IGLD)
June 30, 2023 (Unaudited)
the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairs rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
The cost of purchases and proceeds from sales of securities, excluding short-term investments, derivatives, and in-kind transactions, for the six months ended June 30, 2023, were $0 and $0, respectively.
For the six months ended June 30, 2023, the Fund had no in-kind transactions.
5. Derivative Transactions
The following table presents the types of derivatives held by the Subsidiary at June 30, 2023, the primary underlying risk exposure and the location of these instruments as presented on the Consolidated Statement of Assets and Liabilities.

		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Consolidated Statement of Assets and Liabilities Location	Value	Consolidated Statement of Assets and Liabilities Location	Value
Options Contracts	Commodity Risk	Options contracts purchased, at value	$56,758	Options contracts written, at value	$25,241,639
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended June 30, 2023, on derivative instruments, as well as the primary underlying risk exposure associated with the instruments.

Consolidated Statement of Operations Location
Commodity Risk Exposure
Net realized gain (loss) on:
Purchased options contracts	$(20,837)
Written options contracts	4,784
Net change in unrealized appreciation (depreciation) on:
Purchased options contracts	(541,439)
Written options contracts	702,988
During the six months ended June 30, 2023, the premiums for purchased options contracts opened were $258,767 and the premiums for purchased options contracts closed, exercised and expired were $51,570.
During the six months ended June 30, 2023, the premiums for written options contracts opened were $13,594,990 and the premiums for written options contracts closed, exercised and expired were $3,851,725.
The Fund does not have the right to offset financial assets and liabilities related to options contracts on the Consolidated Statement of Assets and Liabilities.
6. Creations, Redemptions and Transaction Fees
The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with the Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as “Creation Units.” Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation (“NSCC”) the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of the Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process:the Authorized Participant redeems a

Notes to Consolidated Financial Statements (Continued)
FT Cboe Vest Gold Strategy Target Income ETF® (IGLD)
June 30, 2023 (Unaudited)
Creation Unit of the Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund’s shares at or close to the NAV per share of the Fund.
The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
7. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before April 30, 2024.
8. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s  maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the consolidated financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the consolidated financial statements that have not already been disclosed.

Additional Information
FT Cboe Vest Gold Strategy Target Income ETF® (IGLD)
June 30, 2023 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Defined Outcome Funds Risk. To the extent a fund’s investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any) may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor’s investment period. Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund’s share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period. Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.

Additional Information (Continued)
FT Cboe Vest Gold Strategy Target Income ETF® (IGLD)
June 30, 2023 (Unaudited)
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Index or Model Constituent Risk. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund’s net asset value could be negatively impacted and the fund’s market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund’s shares.
Index Provider Risk. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund’s costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
LIBOR Risk. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate (“LIBOR”) as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021.

Additional Information (Continued)
FT Cboe Vest Gold Strategy Target Income ETF® (IGLD)
June 30, 2023 (Unaudited)
There is no assurance that any alternative reference rate, including the Secured Overnight Financing Rate (“SOFR”) will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Market risk is the risk that a particular security, or shares of a fund in general, may fall in value. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February 2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The COVID-19 global pandemic and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets. While the U.S. has resumed “reasonably” normal business activity, many countries continue to impose lockdown measures. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease. These events also adversely affect the prices and liquidity of a fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of a fund’s shares and result in increased market volatility. During any such events, a fund’s shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on a fund’s shares may widen.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to:possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Operational Risk. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund’s ability to meet its investment objective. Although the funds and the funds’ investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.
Passive Investment Risk. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.
Preferred Securities Risk. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt securities in a company’s capital structure in terms of priority to corporate income, subjecting them to greater credit risk than those debt securities. Generally, holders of preferred securities have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may obtain limited rights. In certain circumstances, an issuer of preferred securities may defer

Additional Information (Continued)
FT Cboe Vest Gold Strategy Target Income ETF® (IGLD)
June 30, 2023 (Unaudited)
payment on the securities and, in some cases, redeem the securities prior to a specified date. Preferred securities may also be substantially less liquid than other securities, including common stock.
Valuation Risk. The valuation of certain securities may carry more risk than that of common stock. Uncertainties in the conditions of the financial markets, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. A fund may hold investments in sizes smaller than institutionally sized round lot positions (sometimes referred to as odd lots). However, third-party pricing services generally provide evaluations on the basis of institutionally-sized round lots. If a fund sells certain of its investments in an odd lot transaction, the sale price may be less than the value at which such securities have been held by the fund. Odd lots often trade at lower prices than institutional round lots. There is no assurance that the fund will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the fund.
Disclaimer
The Fund is not sponsored, endorsed, sold or promoted by SPDR® Gold Shares, SPDR, or Standard & Poor’s®(together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® Gold Shares. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
NOT FDIC INSURED  NOT BANK GUARANTEED  MAY LOSE VALUE
Advisory and Sub-Advisory Agreements
Board Considerations Regarding Approval of Continuation of Investment Management Agreement and Sub-Advisory Agreement
The Board of Trustees of First Trust Exchange-Traded Fund (the “Trust”), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the “Advisory Agreement”) with First Trust Advisors L.P. (the “Advisor”) on behalf of the FT Cboe Vest Gold Strategy Target Income ETF (the “Fund”) and the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Agreements”) among the Trust, on behalf of the Fund, the Advisor and Cboe Vest Financial LLC (the “Sub-Advisor”). The Board approved the continuation of the Agreements for a one-year period ending June 30, 2024 at a meeting held on June 4–5, 2023. The Board determined that the continuation of the Agreements is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 17, 2023 and June 4–5, 2023, the Board, including the Independent Trustees, reviewed materials provided by the Advisor and the Sub-Advisor responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined:the services provided by the Advisor and the Sub-Advisor to the Fund (including the relevant personnel responsible for these services and their experience); the unitary fee rate schedule payable by the Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds (“ETFs”) managed by the Advisor; the sub-advisory fee as compared to fees charged to other clients of the Sub-Advisor; the expense ratio of the Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; performance information for the Fund, including comparisons of the Fund’s performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the “Performance Universe”), each assembled by Broadridge; the nature of expenses incurred in providing services to the Fund and the potential for the Advisor and the Sub-Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; financial data for the Sub-Advisor; any indirect benefits to the Advisor and its affiliates, First Trust Portfolios L.P. (“FTP”) and First Trust Capital Partners, LLC (“FTCP”), and the Sub-Advisor; and information on the Advisor’s and the Sub-Advisor’s compliance programs. The Board reviewed initial materials with the Advisor at the meeting held on April 17, 2023, prior to which the Independent Trustees and their counsel met separately to

Additional Information (Continued)
FT Cboe Vest Gold Strategy Target Income ETF® (IGLD)
June 30, 2023 (Unaudited)
discuss the information provided by the Advisor and the Sub-Advisor. Following the April meeting, counsel to the Independent Trustees, on behalf of the Independent Trustees, requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and their counsel held prior to the June 4–5, 2023 meeting, as well as at the June meeting. The Board applied its business judgment to determine whether the arrangements between the Trust and the Advisor and among the Trust, the Advisor and the Sub-Advisor continue to be reasonable business arrangements from the Fund’s perspective. The Board determined that, given the totality of the information provided with respect to the Agreements, the Board had received sufficient information to renew the Agreements. The Board considered that shareholders chose to invest or remain invested in the Fund knowing that the Advisor and the Sub-Advisor manage the Fund and knowing the Fund’s unitary fee.
In reviewing the Agreements, the Board considered the nature, extent and quality of the services provided by the Advisor and the Sub-Advisor under the Agreements. With respect to the Advisory Agreement, the Board considered that the Advisor is responsible for the overall management and administration of the Trust and the Fund and reviewed all of the services provided by the Advisor to the Fund, including the oversight of the Sub-Advisor, as well as the background and experience of the persons responsible for such services. The Board noted that the Advisor oversees the Sub-Advisor’s day-to-day management of the Fund’s investments, including portfolio risk monitoring and performance review. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s, the Sub-Advisor’s and the Fund’s compliance with the 1940 Act, as well as the Fund’s compliance with its investment objective, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Fund. Finally, as part of the Board’s consideration of the Advisor’s services, the Advisor, in its written materials and at the April 17, 2023 meeting, described to the Board the scope of its ongoing investment in additional personnel and infrastructure to maintain and improve the quality of services provided to the Fund and the other funds in the First Trust Fund Complex. With respect to the Sub-Advisory Agreement, the Board noted that the Fund is an actively-managed ETF and the Sub-Advisor actively manages the Fund’s investments. The Board reviewed the materials provided by the Sub-Advisor and considered the services that the Sub-Advisor provides to the Fund, including the Sub-Advisor’s day-to-day management of the Fund’s investments. In considering the Sub-Advisor’s management of the Fund, the Board noted the background and experience of the Sub-Advisor’s portfolio management team, including the Board’s prior meetings with members of the portfolio management team. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and the Fund by the Advisor and the Sub-Advisor under the Agreements have been and are expected to remain satisfactory and that the Sub-Advisor, under the oversight of the Advisor, has managed the Fund consistent with its investment objective, policies and restrictions.
The Board considered the unitary fee rate schedule payable by the Fund under the Advisory Agreement for the services provided. The Board noted that the sub-advisory fee is paid by the Advisor from the unitary fee. The Board considered that as part of the unitary fee the Advisor is responsible for the Fund’s expenses, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Advisory Agreement and interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Group, as well as advisory and unitary fee rates charged by the Advisor and the Sub-Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because the Fund pays a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio for the Fund was above the median total (net) expense ratio of the peer funds in the Expense Group. With respect to the Expense Group, the Board, at the April 17, 2023 meeting, discussed with Broadridge its methodology for assembling peer groups and discussed with the Advisor limitations in creating peer groups for actively-managed ETFs, and different business models that may affect the pricing of services among ETF sponsors. The Board also noted that not all peer funds employ an advisor/sub-advisor management structure. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the Fund and other non-ETF clients that limited their comparability. In considering the unitary fee rate schedule overall, the Board also considered the Advisor’s statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor’s demonstrated long-term commitment to the Fund and the other funds in the First Trust Fund Complex.
The Board considered performance information for the Fund. The Board noted the process it has established for monitoring the Fund’s performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor and the Sub-Advisor for the Fund. The Board determined that this process continues to be effective for reviewing the Fund’s performance. The Board received and reviewed information comparing the Fund’s performance for the one-year period ended December 31, 2022 to the performance of the funds in the Performance Universe and to that of a benchmark index. Based on the information provided, the

Additional Information (Continued)
FT Cboe Vest Gold Strategy Target Income ETF® (IGLD)
June 30, 2023 (Unaudited)
Board noted that the Fund outperformed the Performance Universe median and underperformed the benchmark index for the one-year period ended December 31, 2022. The Board considered that the Fund follows an options-based strategy that seeks to deliver participation in the price returns of the SPDR Gold Trust while providing a consistent level of income, and took this strategy into account when considering the comparative performance information.
On the basis of all the information provided on the unitary fee and performance of the Fund and the ongoing oversight by the Board, the Board concluded that the unitary fee for the Fund (out of which the Sub-Advisor is compensated) continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor and the Sub-Advisor to the Fund under the Agreements.
The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Fund at current asset levels and whether the Fund may benefit from any economies of scale. The Board noted that the unitary fee rate schedule for the Fund includes breakpoints pursuant to which the unitary fee rate will be reduced as assets of the Fund meet certain thresholds. The Board considered the Advisor’s statement that it believes that its expenses relating to providing advisory services to the Fund will increase during the next twelve months as the Advisor continues to build infrastructure and add new staff. The Board also noted that under the unitary fee structure, any reduction in expenses associated with the management and operations of the Fund would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for shareholders of the Fund. The Board concluded that the unitary fee rate schedule for the Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at current asset levels. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to the Fund for the twelve months ended December 31, 2022 and the estimated profitability level for the Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the same period. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s profitability level for the Fund was not unreasonable. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Fund. The Board considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Fund, may have had no dealings with the Advisor or FTP. The Board also noted that FTCP has a controlling ownership interest in the Sub-Advisor’s parent company and considered potential indirect benefits to the Advisor from such ownership interest. The Board concluded that the character and amount of potential indirect benefits to the Advisor were not unreasonable.
The Board considered the Sub-Advisor’s statement that it believes that the sub-advisory fee for the Fund is appropriate. The Board noted the Sub-Advisor’s statements that it continues to invest in infrastructure, technology and personnel, and that it anticipates that its expenses relating to providing services to the Fund will remain approximately the same for the next twelve months. The Board noted that the Advisor pays the Sub-Advisor from the unitary fee, that the sub-advisory fee will be reduced consistent with the breakpoints in the unitary fee rate schedule and its understanding that the Fund’s sub-advisory fee was the product of an arm’s length negotiation. The Board did not review the profitability of the Sub-Advisor with respect to the Fund. The Board concluded that the profitability analysis for the Advisor was more relevant. The Board considered the potential indirect benefits to the Sub-Advisor from being associated with the Advisor and the Fund, and noted the Sub-Advisor’s statements that it is the Sub-Advisor’s policy currently not to enter into soft-dollar arrangements for the procurement of research services in connection with client securities transactions and that, as a result, there are no foreseen indirect benefits from its relationship with the Fund. The Board also considered the potential indirect benefits to the Sub-Advisor from FTCP’s controlling ownership interest in the Sub-Advisor’s parent company. The Board concluded that the character and amount of potential indirect benefits to the Sub-Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of the Fund. No single factor was determinative in the Board’s analysis.
Liquidity Risk Management Program
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund and each other fund in the First Trust Fund Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the “Program”) reasonably designed to assess and manage the funds’ liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund. The Board of Trustees of the First Trust Funds has appointed First Trust Advisors, L.P. (the “Advisor”) as the person designated to administer the

Additional Information (Continued)
FT Cboe Vest Gold Strategy Target Income ETF® (IGLD)
June 30, 2023 (Unaudited)
Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First Trust Liquidity Committee (the “Liquidity Committee”).
Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund’s portfolio investments into one of the four liquidity categories specified by Rule 22e-4: highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments. The Liquidity Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds. The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds, monitors the funds’ holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund’s net assets and establishes policies and procedures regarding redemptions in kind.
At the April 17, 2023 meeting of the Board of Trustees, as required by Rule 22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from March 17, 2022 through the Liquidity Committee’s annual meeting held on March 23, 2023 and assessed the Program’s adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund that is required under the Program to have one, and any material changes to the Program. Note that because the Fund primarily holds assets that are highly liquid investments, the Fund has not adopted any highly liquid investment minimum.
As stated in the written report, during the review period, two funds breached the 15% limitation on illiquid investments for one day each, as a result of an unscheduled week-long closure of the stock exchange in Istanbul following devastating earthquakes in February, causing all Turkish equities to be re-classified as “illiquid” for one day. Each fund filed a Form N-RN on the day after the breach occurred, and one day later after the breach was cured. No fund with a highly liquid investment minimum breached that minimum during the reporting period. The Advisor concluded that each fund’s investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.

First Trust Exchange-Traded Fund
INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
INVESTMENT SUB-ADVISOR
Cboe VestSM Financial LLC

8350 Broad Street, Suite 240
McLean, VA 22102
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).
(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(a)(3)	Not applicable.
(a)(4)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded Fund
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	September 8, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	September 8, 2023
By (Signature and Title)*	/s/ Derek D. Maltbie
Derek D. Maltbie, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	September 8, 2023

* Print the name and title of each signing officer under his or her signature.